UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Federal Intermediate-Term Tax-Free Income
Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Tax-Free Trust
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SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin Tax-
Free Trust for the 12-month reporting period ended February
29, 2024. Please read on for a detailed look at prevailing
economic and market conditions during the Funds’ reporting
period and to learn how those conditions have affected Fund
performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds

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Annual Report
2
Contents
Funds’ Overview 3
Franklin Federal Intermediate-Term Tax-Free Income Fund 5
Franklin Federal Limited-Term Tax-Free Income Fund 10
Franklin High Yield Tax-Free Income Fund 15
Franklin Massachusetts Tax-Free Income Fund 20
Franklin New Jersey Tax-Free Income Fund 25
Financial Highlights and Schedules of Investments 30
Financial Statements 150
Notes to Financial Statements 159
Report of Independent Registered Public Accounting
Firm 179
Tax Information 180
Board Members and Officers 181
Shareholder Information 186
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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1. Distributions for each Fund are primarily exempt from regular federal income tax and for each state Fund, primarily exempt from state income tax for individual residents of that Fund’s state. For each Fund other than a state Fund, dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
Funds’ Overview
Q. What are the investment Strategies of the Funds'?
A. Each of the Franklin Federal Intermediate-Term Tax-Free
Income Fund, Franklin Federal Limited-Term Tax-Free
Income Fund, Franklin Massachusetts Tax-Free Income
Fund and Franklin New Jersey Tax-Free Income Fund seeks
to provide investors with as high a level of income exempt
from federal income taxes (and income exempt from
personal income tax for resident shareholders of the state for each state Fund, Franklin Massachusetts Tax-Free Income
Fund and Franklin New Jersey Tax-Free Income Fund) as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets (80% of its net assets in the
case of Franklin New Jersey Tax-Free Income Fund) in
securities that pay interest free from federal income taxes, including the federal alternative minimum tax.
1
In addition,
each state Fund normally invests at least 80% of its total
assets in securities that pay interest free from the personal income taxes of that Fund's state. The Franklin High Yield
Tax-Free Income Fund principally seeks to provide investors
with a high current yield exempt from federal income taxes,
and secondarily seeks capital appreciation to the extent
possible and consistent with the Fund's principal goal, by
normally investing at least 80% of its net assets in securities that pay interest free from federal income taxes, including
the federal alternative minimum tax.
1
We select securities
that we believe will provide the best balance between risk
and return within each Fund’s range of allowable
investments and typically invests with a long-term time
horizon. This means we generally hold securities in each
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help a fund meet its goal. Each Fund, except the Franklin High Yield Tax-Free
Income Fund, only buys municipal securities rated in one of
the top four ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated
securities of comparable credit quality). None of the Funds
have restrictions on the maturity of the securities they may buy; however, the Franklin Intermediate-Term Tax-Free
Income Fund maintains a dollar-weighted average portfolio
maturity (the time in which the debt must be repaid) of three to 10 years, while the Franklin Limited-Term Tax-Free
Income Fund maintains a dollar-weighted average portfolio
maturity (the time in which the debt must be repaid) of five years or less. When selecting securities for Franklin High
Yield Tax-Free Income Fund’s portfolio, we may consider
existing market conditions, the availability of lower-rated
securities, and whether the difference in yields between
higher and lower-rated securities justifies the higher risk of lower-rated securities.
Q. What were the overall market conditions during the
Funds' reporting period?
A. The 12 months ending February 29, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25-basis point hikes during the period, the
last of which occurred in July 2023 and took the Fed funds
target rate to a range of 5.25%–5.50%, a more than 20-year
high. Since then, policymakers have maintained a restrictive stance, as the annual headline Consumer Price Index (CPI)
declined from 6.0% for February 2023 to 3.1% in January
2024. At its most recent meeting (in January), the Fed still left the policy rate unchanged, while Fed Chair Jerome
Powell pushed back against investor hopes for a March
rate cut, saying that the Federal Open Market Committee
was waiting to see further confirmation of the disinflationary trend. Meanwhile, the U.S. economy remained robust, with
real gross domestic product increasing at an annualized rate of 3.3% in the fourth quarter of 2023, underpinned by strong consumer and government spending.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to an
end. Nevertheless, for most of the last 12 months, high
levels of uncertainty kept fund flows into muni bond retail
vehicles negative. Anecdotal feedback suggested that
many asset allocators were retaining large cash and cash-
equivalent balances, waiting on the sidelines for volatility to decline. Towards the end of the period, elevated muni bond
yields helped draw investor interest, with fund flows into the asset class turning positive in January 2024.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the
muni market, the Funds were consequently tilted towards
lower-rated issuers and bonds with no external credit rating.
Over the period, we looked for opportunities that had the
potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.

Franklin Tax-Free Trust
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Q. What were the leading contributors to performance?
A. The Funds outperformed their benchmark over the 12
months under review, supported primarily by an overweight
to bonds with no external credit rating, as well as a tilt
towards lower-rated investment-grade issuers. Additionally,
selection in AA and A rated securities benefited results.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Funds' yield curve positioning, driven by an overweight to
muni bonds with ten or more years to maturity. In addition,
while overall credit quality positioning helped relative returns, an overweight to issuers rated below investment-grade was
a drag on returns.
Q. Were there any significant changes to the Funds
during the reporting period?
A. There were no significant changes to the Funds' overall
strategy. However, as we gained more clarity around the
Fed’s policy path and became more comfortable that muni
fundamentals were generally robust in the face of tighter
financing conditions and slowing economic activity, the
Funds increased their exposure to lower-rated investment-
grade issuers, as well as to bonds with no external credit
rating. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 29, 2024, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Franklin Federal Intermediate-Term Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $11.02 on February 28,
2023 , to  $11.27 on February 29, 2024 . The Fund’s Class
A shares paid dividends totaling  29.7596 cents per share
for the reporting period.
1
The Performance Summary
beginning on page  6 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was
2.57% , based on an annualization of the 2.4702  cents
per share  February  dividend and the maximum offering
price of $11.53 on February 29, 2024 . An investor in
the  2024  maximum federal income tax bracket of 40.80%
(including 3.80% Medicare tax) would need to earn a
distribution rate of  4.34% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 18.60%
Utilities 15.45%
Industrial Dev. Revenue and Pollution Control 14.29%
Transportation 10.02%
Housing 9.93%
Education 8.84%
Local 6.63%
State General Obligation 5.97%
Special Tax 4.20%
Lease 3.56%
Refunded 1.94%
Other Revenue Bonds 0.57%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
35
.

Performance Summary as of February 29, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +5.05% +2.69%
5-Year +5.30% +0.58%
10-Year +17.34% +1.38%
Advisor
1-Year +5.21% +5.21%
5-Year +6.62% +1.29%
10-Year +19.27% +1.78%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.57% 4.34% 2.99% 2.85% 5.05% 4.81%
Advisor 2.86% 4.83% 3.30% 3.16% 5.57% 5.34%
See page 8 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
6. Taxable equivalent distribution rate and yield assume the 2024 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The Bloomberg 1-15 Year Municipal Bond Index is a subset of the Municipal Bond Index, which is a market value-weighted index of tax-exempt, invest-
ment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.297596
A1 $0.314220
C $0.253148
R6 $0.330861
Advisor $0.325245
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.79%
Advisor 0.46% 0.54%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,039.70 $3.51 $1,021.42 $3.48 0.69%
A1 $1,000 $1,041.40 $2.75 $1,022.17 $2.72 0.54%
C $1,000 $1,037.50 $5.52 $1,019.44 $5.47 1.09%
R6 $1,000 $1,042.10 $2.03 $1,022.88 $2.01 0.40%
Advisor $1,000 $1,040.90 $2.24 $1,022.67 $2.22 0.44%

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Franklin Federal Limited-Term Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.03 on February 28,
2023 , to  $10.20 on February 29, 2024 . The Fund’s Class
A shares paid dividends totaling  23.5262 cents per share
for the reporting period.
1
The Performance Summary
beginning on page  11 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was
2.41% , based on an annualization of the 2.0910  cents
per share  February  dividend and the maximum offering
price of $10.43 on February 29, 2024 . An investor in
the  2024  maximum federal income tax bracket of 40.80%
(including 3.80% Medicare tax) would need to earn a
distribution rate of  4.07% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Industrial Dev. Revenue and Pollution Control 30.37%
Housing 13.51%
Health Care 9.74%
Lease 8.29%
Education 7.93%
Local 7.28%
Utilities 7.08%
State General Obligation 5.08%
Transportation 4.77%
Special Tax 3.00%
Other Revenue Bonds 2.23%
Refunded 0.72%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
59
.

Performance Summary as of February 29, 2024
Franklin Federal Limited-Term Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +4.09% +1.75%
5-Year +5.55% +0.63%
10-Year +9.06% +0.64%
Advisor
1-Year +4.35% +4.35%
5-Year +6.87% +1.34%
10-Year +11.43% +1.09%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.41% 4.07% 3.17% 2.98% 5.35% 5.03%
Advisor 2.70% 4.56% 3.49% 3.30% 5.90% 5.57%
See page 13 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
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See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
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franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
6. Taxable equivalent distribution rate and yield assume the 2024 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The Bloomberg Municipal Short 1-5 Years Index is a subset of the Municipal Bond Index, which is a market value-weighted index of tax-exempt, invest-
ment-grade municipal bonds with maturities of one year or more.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.235262
A1 $0.245326
R6 $0.263302
Advisor $0.260479
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.65% 0.82%
Advisor 0.40% 0.55%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
14
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,028.40 $3.26 $1,021.65 $3.25 0.65%
A1 $1,000 $1,028.90 $2.75 $1,022.15 $2.74 0.55%
R6 $1,000 $1,029.80 $1.87 $1,023.02 $1.86 0.37%
Advisor $1,000 $1,029.70 $2.00 $1,022.90 $1.99 0.40%

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Franklin High Yield Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $8.68 on February 28, 2023 ,
to  $8.84 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  39.3249 cents per share
for the reporting period.
1
The Performance Summary
beginning on page  16 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was
3.79% , based on an annualization of the 2.8999  cents
per share  February  dividend and the maximum offering
price of $9.18 on February 29, 2024 . An investor in
the  2024  maximum federal income tax bracket of 40.80%
(including 3.80% Medicare tax) would need to earn a
distribution rate of  6.40% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Special Tax 28.36%
Housing 14.89%
Industrial Dev. Revenue and Pollution Control 12.11%
Health Care 11.56%
Transportation 7.96%
Local 6.64%
Refunded 5.09%
Education 4.76%
Other Revenue Bonds 2.56%
State General Obligation 1.93%
Utilities 1.83%
Lease 1.19%
Exchange Traded Fund 1.05%
Not Available 0.07%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
76
.

Performance Summary as of February 29, 2024
Franklin High Yield Tax-Free Income Fund
16
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +6.59% +2.59%
5-Year +8.52% +0.87%
10-Year +31.88% +2.41%
Advisor
1-Year +6.95% +6.95%
5-Year +9.87% +1.90%
10-Year +34.29% +2.99%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.79% 6.40% 4.10% 6.93%
Advisor 4.15% 7.01% 4.49% 7.58%
See page 18 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
17
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Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin High Yield Tax-Free Income Fund
Performance Summary
18
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value . Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the 2024 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.393249
A1 $0.406173
C $0.357499
R6 $0.418359
Advisor $0.414815
Total Annual Operating Expenses
10
Share Class
A 0.80%
Advisor 0.54%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
19
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,055.20 $4.28 $1,020.70 $4.21 0.84%
A1 $1,000 $1,056.00 $3.51 $1,021.45 $3.45 0.69%
C $1,000 $1,053.20 $6.25 $1,018.78 $6.14 1.22%
R6 $1,000 $1,056.50 $2.78 $1,022.16 $2.73 0.54%
Advisor $1,000 $1,057.50 $2.98 $1,021.96 $2.93 0.58%

20
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Annual Report
Franklin Massachusetts Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.41 on February 28,
2023 , to  $10.64 on February 29, 2024 . The Fund’s Class
A shares paid dividends totaling  27.0079 cents per share
for the reporting period.
1
The Performance Summary
beginning on page  21 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was
2.50% , based on an annualization of the 2.3044  cents
per share  February  dividend and the maximum offering
price of $11.05 on February 29, 2024 . An investor in
the  2024  maximum combined effective federal and
Massachusetts personal income tax bracket of 45.80%
(including 3.80% Medicare tax) would need to earn a
distribution rate of  4.61% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Education 31.05%
Health Care 17.30%
Housing 10.20%
Special Tax 10.07%
Transportation 9.92%
Utilities 5.41%
State General Obligation 5.00%
Local 4.68%
Refunded 3.08%
Other Revenue Bonds 2.80%
Lease 0.49%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 134 .

Performance Summary as of February 29, 2024
Franklin Massachusetts Tax-Free Income Fund
21
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +4.88% +0.95%
5-Year +4.19% +0.06%
10-Year +22.97% +1.70%
Advisor
1-Year +5.05% +5.05%
5-Year +5.50% +1.08%
10-Year +25.22% +2.27%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.50% 4.61% 2.88% 5.31%
Advisor 2.83% 5.22% 3.24% 5.98%
See page 23 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
22
franklintempleton.com
Annual Report
See page 23 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.270079
A1 $0.285742
C $0.227270
R6 $0.300767
Advisor $0.296138
Total Annual Operating Expenses
10
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
24
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,041.90 $4.52 $1,020.44 $4.47 0.89%
A1 $1,000 $1,041.70 $3.76 $1,021.18 $3.72 0.74%
C $1,000 $1,039.30 $6.50 $1,018.49 $6.43 1.28%
R6 $1,000 $1,042.40 $3.02 $1,021.91 $2.99 0.59%
Advisor $1,000 $1,042.20 $3.24 $1,021.69 $3.21 0.64%

25
franklintempleton.com
Annual Report
Franklin New Jersey Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.11 on February 28, 2023 ,
to  $10.36 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  30.0228 cents per share
for the reporting period.
1
The Performance Summary
beginning on page  26 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was
2.63% , based on an annualization of the 2.3568  cents
per share  February  dividend and the maximum offering
price of $10.76 on February 29, 2024 . An investor in
the  2024  maximum combined effective federal and New
Jersey personal income tax bracket of 51.55% (including
3.80% Medicare tax) would need to earn a distribution rate
of  5.43% from a taxable investment to match the Fund’s
Class A tax-free distribution rate. For other performance
data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Transportation 25.59%
Education 23.62%
Health Care 15.90%
Lease 10.81%
Housing 9.28%
Industrial Dev. Revenue and Pollution Control 4.60%
Local 2.92%
Special Tax 2.32%
Utilities 2.16%
Refunded 1.38%
State General Obligation 1.13%
Other Revenue Bonds 0.29%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
144
.

Performance Summary as of February 29, 2024
Franklin New Jersey Tax-Free Income Fund
26
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.55% +1.59%
5-Year +6.09% +0.42%
10-Year +21.27% +1.56%
Advisor
1-Year +5.81% +5.81%
5-Year +7.43% +1.44%
10-Year +23.38% +2.12%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.63% 5.43% 3.04% 6.27%
Advisor 2.97% 6.13% 3.41% 7.04%
See page 28 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
27
franklintempleton.com
Annual Report
See page 28 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin New Jersey Tax-Free Income Fund
Performance Summary
28
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.300228
A1 $0.315438
C $0.258625
R6 $0.330309
Advisor $0.325575
Total Annual Operating Expenses
10
Share Class
A 0.82%
Advisor 0.58%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
29
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
2
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,044.10 $4.28 $1,020.67 $4.24 0.84%
A1 $1,000 $1,045.00 $3.52 $1,021.42 $3.48 0.69%
C $1,000 $1,041.50 $6.27 $1,018.72 $6.20 1.24%
R6 $1,000 $1,045.70 $2.77 $1,022.15 $2.74 0.55%
Advisor $1,000 $1,045.40 $3.01 $1,021.92 $2.98 0.59%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.02 $11.82 $12.22 $12.39 $11.98
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.23 0.26 0.27
Net realized and unrealized gains (losses) ........... 0.25 (0.82) (0.40) (0.17) 0.43
Total from investment operations .................... 0.55 (0.56) (0.17) 0.09 0.70
Less distributions from:
Net investment income .......................... (0.30) (0.24) (0.23) (0.26) (0.29)
Net asset value, end of year ....................... $11.27 $11.02 $11.82 $12.22 $12.39
Total return
d
................................... 5.05% (4.70)% (1.42)% 0.72% 5.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.81% 0.83% 0.80% 0.80% 0.81%
Expenses net of waiver and payments by affiliates
e
...... 0.70% 0.71% 0.70% 0.70% 0.71%
Net investment income ........................... 2.70% 2.31% 1.89% 2.09% 2.28%
Supplemental data
Net assets, end of year (000’s) ..................... $667,503 $707,816 $754,463 $629,566 $407,125
Portfolio turnover rate ............................ 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.01 $11.81 $12.21 $12.38 $11.96
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.27 0.25 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.24 (0.81) (0.40) (0.17) 0.43
Total from investment operations .................... 0.56 (0.54) (0.15) 0.11 0.73
Less distributions from:
Net investment income .......................... (0.31) (0.26) (0.25) (0.28) (0.31)
Net asset value, end of year ....................... $11.26 $11.01 $11.81 $12.21 $12.38
Total return
d
................................... 5.22% (4.56)% (1.27)% 0.87% 6.17%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.68% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by affiliates
e
...... 0.55% 0.56% 0.55% 0.55% 0.56%
Net investment income ........................... 2.85% 2.45% 2.05% 2.26% 2.43%
Supplemental data
Net assets, end of year (000’s) ..................... $730,605 $864,508 $1,265,052 $1,403,417 $1,516,009
Portfolio turnover rate ............................ 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.05 $11.85 $12.24 $12.42 $12.00
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.21 0.18 0.21 0.23
Net realized and unrealized gains (losses) ........... 0.24 (0.81) (0.39) (0.18) 0.43
Total from investment operations .................... 0.49 (0.60) (0.21) 0.03 0.66
Less distributions from:
Net investment income .......................... (0.25) (0.20) (0.18) (0.21) (0.24)
Net asset value, end of year ....................... $11.29 $11.05 $11.85 $12.24 $12.42
Total return
d
................................... 4.53% (5.07)% (1.73)% 0.24% 5.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.21% 1.23% 1.20% 1.20% 1.21%
Expenses net of waiver and payments by affiliates
e
...... 1.10% 1.11% 1.10% 1.10% 1.11%
Net investment income ........................... 2.29% 1.88% 1.50% 1.72% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $28,661 $42,983 $67,008 $121,312 $203,994
Portfolio turnover rate ............................ 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
In
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.04 $11.84 $12.24 $12.41 $11.99
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.29 0.27 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.25 (0.81) (0.40) (0.18) 0.43
Total from investment operations .................... 0.58 (0.52) (0.13) 0.12 0.75
Less distributions from:
Net investment income .......................... (0.33) (0.28) (0.27) (0.29) (0.33)
Net asset value, end of year ....................... $11.29 $11.04 $11.84 $12.24 $12.41
Total return .................................... 5.36% (4.40)% (1.12)% 1.03% 6.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.51% 0.53% 0.50% 0.50% 0.50%
Expenses net of waiver and payments by affiliates
d
...... 0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ........................... 3.00% 2.60% 2.19% 2.41% 2.59%
Supplemental data
Net assets, end of year (000’s) ..................... $127,665 $135,524 $257,641 $414,751 $410,541
Portfolio turnover rate ............................ 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.04 $11.84 $12.24 $12.41 $11.99
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.28 0.26 0.29 0.31
Net realized and unrealized gains (losses) ........... 0.24 (0.81) (0.40) (0.17) 0.43
Total from investment operations .................... 0.57 (0.53) (0.14) 0.12 0.74
Less distributions from:
Net investment income .......................... (0.33) (0.27) (0.26) (0.29) (0.32)
Net asset value, end of year ....................... $11.28 $11.04 $11.84 $12.24 $12.41
Total return .................................... 5.21% (4.45)% (1.17)% 0.97% 6.27%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.58% 0.55% 0.55% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.45%
d
0.46% 0.45%
d
0.45%
d
0.46%
d
Net investment income ........................... 2.95% 2.53% 2.14% 2.36% 2.53%
Supplemental data
Net assets, end of year (000’s) ..................... $644,787 $633,982 $1,126,152 $1,153,049 $1,277,185
Portfolio turnover rate ............................ 16.21% 24.76% 22.05% 18.84% 14.78%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a a
Shares
a
Value
a
Management Investment Companies 2.3%
Capital Markets 2.3%
a
Franklin Municipal Green Bond ETF ..................................... 2,115,000 $ 50,865,750
Total Management Investment Companies (Cost $ 57,603,314 ) ....................
50,865,750
Principal
Amount
a a a a
Municipal Bonds 96.3%
Alabama 5.0%
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... $ 7,000,000 6,897,226
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 7,000,000 7,288,181
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,408,454
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 15,180,979
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 536,007
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 526,928
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 469,443
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
5,000,000 5,799,201
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,324,278
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,672,767
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,232,887
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 5,052,085
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,138,927
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,988,622
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,104,393
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,217,337
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,455,910
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 4,000,000 4,262,999
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,909,601
Revenue , 2022 B-2 , Mandatory Put , 5.348% , 8/01/28 ....................... 15,000,000 15,138,298
109,604,523
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,779,794
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,334,615
3,114,409
Arizona 3.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/29 ....................................................... 1,100,000 1,197,049
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 654,119
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 686,283
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,089,392

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... $ 1,115,000 $ 1,203,238
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,343,057
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,120,267
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,119,007
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 603,984
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,987,579
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 57,232
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 63,192
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 63,898
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 69,905
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 75,836
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 164,620
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 175,417
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 165,141
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 190,918
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 201,071
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/35 ..... 500,000 556,443
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/36 ..... 750,000 829,837
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/37 ..... 600,000 659,578
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/38 ..... 1,000,000 1,090,591
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,072,278
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,619,936
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,722,363
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 8,049,426
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/36 ........................ 6,225,000 6,649,623
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,620,691
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,887,930
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,791,391
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/30 ...... 525,000 588,327
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 475,711
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 586,640
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 3,026,293
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 914,880
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,074,243
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,072,763
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 857,534
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,387,265
76,764,948

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
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a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ $ 4,630,000 $ 4,840,047
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,756,601
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,286,748
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,022,148
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,016,458
11,922,002
California 6.3%
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............................. 7,000,000 7,259,967
Revenue , 2017 S-7 , Refunding , 4% , 4/01/33 ............................. 5,000,000 5,166,510
b
California Community Choice Financing Authority ,
Revenue , 2021 A , Mandatory Put , 4% , 12/01/27 ........................... 2,000,000 2,008,869
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,643,179
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,700,000 6,054,002
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,505,000 5,633,959
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 3.65% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 2,000,000 1,999,867
California Statewide Communities Development Authority ,
Emanate Health Obligated Group , Revenue , 2020 A , 5% , 4/01/35 ............. 1,300,000 1,422,207
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/37 ............. 700,000 708,716
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/38 ............. 1,350,000 1,352,946
Southern California Edison Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 .... 5,000,000 4,399,839
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,909,824
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,309,867
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 6,035,000 4,926,554
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,400,000 4,606,551
County of Riverside , Revenue , 2020 , 2.667% , 2/15/25 ........................
8,000,000 7,826,627
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,967,804
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 4,455,000 4,077,469
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,779,206
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,980,862
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,272,738
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,399,640
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,314,741
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 17,043,075
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.201% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,771,915
138,836,934

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
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a
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a a a a a
Municipal Bonds
(continued)
Colorado 3.5%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ $ 5,325,000 $ 6,119,003
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/29 ....................................................... 650,000 704,122
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/30 ....................................................... 700,000 767,471
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 822,508
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,095,456
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,200,316
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,719,293
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/37 2,250,000 2,230,013
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,229,743
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 2,000,000 2,171,971
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,405,481
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,472,669
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,121,839
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,824,404
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,221,228
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,033,561
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
12,675,000 13,543,998
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 5,194,145
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,056,881
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,452,430
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,081,971
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 477,038
76,945,541
Connecticut 1.7%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,989,846
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,948,986
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,523,466
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,122,026
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 243,539
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,579,009
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/32 ..................... 700,000 775,848
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/33 ..................... 625,000 690,108
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/34 ..................... 725,000 798,971
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/26 ... 200,000 206,361
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 262,382
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,601,085
GO , 2021 A , 3% , 1/15/33 ............................................ 3,500,000 3,455,134
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,695,522
University of Connecticut ,
Revenue , 2016 A , 5% , 3/15/30 ........................................ 3,075,000 3,193,044
Revenue , 2016 A , 5% , 3/15/31 ........................................ 5,025,000 5,211,867
38,297,194

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
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a
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a a a a a
Municipal Bonds
(continued)
Florida 7.1%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/31 ....................................................... $ 5,000,000 $ 5,395,105
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/32 ....................................................... 1,600,000 1,723,299
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/33 ....................................................... 3,445,000 3,699,326
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/35 ....................................................... 2,350,000 2,507,712
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/30 ...... 1,000,000 1,046,462
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/48 ....................................................... 2,500,000 2,527,592
c
Capital Trust Agency, Inc. ,
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 5,345,000 4,584,293
Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ............................... 1,725,000 1,484,125
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 719,941
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 234,457
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,819,074
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,613,308
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,599,947
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/40 ........................................................ 2,500,000 2,178,036
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 B-1 , 2% , 1/01/29 4,300,000 3,821,024
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,523,702
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,660,705
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,125,287
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 710,751
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 504,013
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,069,666
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 848,655
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,056,138
e
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 1,003,858
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,373,491
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,487,374
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 182,817
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 295,370
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. 245,000 235,529
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 244,231
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 244,102

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System , Revenue , 2017 A , Refunding , 5% , 10/01/31 .........
$ 17,435,000 $ 18,765,216
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group , Revenue , A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 5,025,368
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 4/01/49 ................ 12,000,000 11,343,071
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 6,188,403
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,051,879
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,044,804
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 3,003,931
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,893,948
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 802,438
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,010,086
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 454,791
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,950,650
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 8,110,649
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,162,888
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,915,580
c
Village Community Development District No. 15 , Phase I , Special Assessment , 144A,
2023 , 4.85% , 5/01/38 ............................................... 1,000,000 1,014,201
155,257,293
Georgia 4.4%
City of Atlanta ,
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/33 .............. 6,750,000 7,240,331
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/34 .............. 3,000,000 3,209,624
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 924,827
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 580,317
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 461,653
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 885,556
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,425,596
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 256,896
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 256,777
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 282,121
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 281,535
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 280,028
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... 3,785,000 3,858,911
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,468,481
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,895,889
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,162,226
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/27 ........................................................ 1,750,000 1,839,668
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,214,644
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,104,204
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,052,821

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , 4% , 12/01/25 ....................................... $ 1,000,000 $ 996,723
b
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 4,997,577
b
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 9,974,029
b
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,724,130
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,622,073
b
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,280,249
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,069,047
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 639,887
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 533,043
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,065,731
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 528,559
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 507,976
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 740,748
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 793,367
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,105,057
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 739,932
97,000,233
Hawaii 1.2%
State of Hawaii ,
GO , EO , 5% , 8/01/28 ............................................... 21,695,000 21,848,199
Airports System , Revenue , 2020 A , 4% , 7/01/35 ........................... 4,420,000 4,526,591
26,374,790
Illinois 6.4%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 4,041,020
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2020 C , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,148,227
Revenue, Senior Lien , 2020 E , Refunding , 4% , 1/01/35 ..................... 1,560,000 1,617,809
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,642,810
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,280,856
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,127,324
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,590,564
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,877,389
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 6,131,878
City of Chicago ,
GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ............................. 4,000,000 3,037,212
GO , 2003 B , Refunding , 5% , 1/01/26 ................................... 1,795,000 1,812,018
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 10,371,929
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,248,358
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,392,403
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 5,150,605
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,989,651
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,054,639
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... 1,475,000 1,284,041
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,710,295
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 1,065,000 452,625
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 1,100,000 467,500
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 1,310,000 556,750
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 1,095,000 465,375

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ $ 500,000 $ 482,097
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,846,391
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 986,555
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 392,056
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 2,001,140
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/26 ..................................... 1,000,000 1,030,373
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 2,250,000 2,365,251
GO , 2017 D , 3.25% , 11/01/26 ......................................... 750,000 741,144
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 1,125,000 1,217,311
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 1,500,000 1,622,788
GO , 2019 B , 5% , 11/01/30 ........................................... 1,125,000 1,237,891
GO , 2019 B , 4% , 11/01/38 ........................................... 1,030,000 1,023,249
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,205,758
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,110,563
GO , 2021 B , 4% , 12/01/39 ........................................... 2,500,000 2,466,959
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,948,856
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 11,150,753
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,187,111
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 5,847,731 5,158,240
141,625,764
Indiana 1.8%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,545,699
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 714,430
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 916,665
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,716,025
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,037,066
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,114,563
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,192,309
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,278,075
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,362,644
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 3,000,000 2,586,144
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 9,795,000 10,527,922
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... 15,000,000 15,651,381
39,642,923
Iowa 1.5%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 663,438
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 623,015
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 317,981
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.267% , 5/15/26 ..................................... 3,250,000 3,024,190
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,704,071
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,963,666
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,088,807
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,202,305
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,307,755

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority, (continued)
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . $ 1,250,000 $ 1,343,164
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,637,590
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,750,941
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 8,500,000 8,083,986
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 1,220,000 1,232,196
31,943,105
Kansas 0.4%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,071,488
Kentucky 1.6%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,410,644
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,477,760
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,540,208
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,078,629
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,071,996
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,664,150
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,585,312
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,687,666
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,053,117
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,154,420
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , B ,
Refunding , 5% , 7/01/28 ............................................. 3,000,000 3,220,337
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,747,868
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,722,960
34,415,067
Louisiana 4.3%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,356,195
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,063,164
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,195,828
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/25 ................... 2,400,000 2,467,897
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,596,536
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... 4,685,000 4,805,821
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,545,000 8,521,037
c
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 3.5% , 12/01/32 ......................................... 1,960,000 1,766,519
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 8,601,141 8,384,999
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 3.75% , 10/01/38 4,592,712 3,699,499
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B , 5.25% , 10/01/32 5,350,000 4,594,337
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/29 ....... 1,240,000 1,281,728
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,413
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/30 ....... 995,000 1,028,643

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ $ 5,000 $ 5,207
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/32 ....... 1,485,000 1,533,081
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,619
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,048,227
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,096,368
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,358,784
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,828,665
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,832,730
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,091,531
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/36 ................. 4,750,000 5,274,071
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/37 ................. 2,000,000 2,203,380
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,413,884
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,389,728
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,075,744
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,602,405
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,135,061
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,060,240
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,908,950
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,074,244
93,720,535
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,097,077
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,028,065
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,173,521
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,728,284
6,026,947
Maryland 3.4%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,056,924
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,108,470
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,200,539
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,414,192
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/30 ............ 6,450,000 6,819,603
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,222,470
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... 2,790,000 2,831,870
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,919,788
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,395,140
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,887,286
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,973,636
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,215,052
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,748,878
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 418,890
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 297,542
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,992,601
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,821,293

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... $ 1,000,000 $ 1,035,261
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,398,623
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,950,762
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,559,649
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,628,612
73,897,081
Massachusetts 2.1%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,706,180
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,168,253
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/30 ....................................................... 150,000 166,890
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/31 ....................................................... 475,000 520,358
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 492,330
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 573,232
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/34 ....................................................... 450,000 487,945
Massachusetts Port Authority ,
Revenue , 2019 C , 5% , 7/01/32 ........................................ 4,220,000 4,589,155
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,815,463
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,955,492
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,405,332
45,880,630
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,137,269
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,939,632
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,094,768
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,398,576
Michigan Finance Authority , Trinity Health Corp. Obligated Group , Revenue , 2016 MI ,
Refunding , 5% , 12/01/34 ............................................ 8,200,000 8,501,661
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,100,000 5,255,161
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . 2,700,000 2,883,811
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,186,797
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 146,098
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,001,286
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,489,427
37,034,486
Mississippi 0.5%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,860,000 1,874,655
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 8,143,623 6,080,688
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
3.65% , 6/01/33 .................................................. 101,412 87,103

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Home Corp., (continued)
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. $ 400,000 $ 305,980
c
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 144A,
2021 E-8 , 5.5% , 6/01/36 ........................................... 2,540,000 2,000,693
10,349,119
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,531,059
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/27 ................ 3,250,000 3,285,094
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/28 ................ 4,500,000 4,542,372
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/29 ................ 4,045,000 4,086,703
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,826,998
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,237,651
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,611,563
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,258,351
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 2,016,245
37,396,036
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,249,915
New Jersey 2.5%
Hudson County Improvement Authority , County of Hudson , Revenue , 2010 , Refunding ,
AGMC Insured , 5.375% , 10/01/24 ..................................... 2,050,000 2,074,998
New Jersey Economic Development Authority ,
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/39 ................... 16,000,000 17,951,582
State of New Jersey Department of the Treasury , Revenue , 2019 LLL , 5% , 6/15/39 1,000,000 1,079,194
State of New Jersey Department of the Treasury , Revenue , AAA , Pre-Refunded , 5% ,
6/15/34 ........................................................ 5,000,000 5,301,273
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,196,882
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 942,969
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,129,802
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,815,000 2,698,662
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,310,000 1,265,188
New Jersey Transportation Trust Fund Authority ,
Revenue , 2021 A , Refunding , 4% , 6/15/36 ............................... 6,200,000 6,470,878
Revenue , 2022 A , 4% , 6/15/41 ........................................ 7,500,000 7,565,899
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,837,789
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/26 .......................... 275,000 286,475
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/27 .......................... 330,000 350,340
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/28 .......................... 325,000 350,899
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/29 .......................... 320,000 350,405
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/31 .......................... 400,000 450,793
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/32 .......................... 430,000 487,046
55,791,074
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 11,063,293

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 6.6%
City of New York ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... $ 2,000,000 $ 2,033,287
GO , 2015 C , Refunding , 5% , 8/01/27 ................................... 7,500,000 7,620,841
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,859,128
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,196,571
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,934,378
GO , A-1 2017 A , 5% , 8/01/29 ......................................... 10,000,000 10,473,363
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,622,577
Revenue , 2016 A-2 , Refunding , 5% , 11/15/25 ............................. 21,090,000 21,776,977
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,411,017
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,254,465
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 2,009,457
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,514,837
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/27 1,000,000 1,051,860
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/36 .. 2,500,000 2,363,780
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2014 D-1 , Refunding , 5% , 2/01/27 ............. 8,740,000 8,749,998
Future Tax Secured , Revenue , 2014 D-1 , Refunding , 5% , 2/01/28 ............. 5,000,000 5,005,719
Future Tax Secured , Revenue , 2020 C , 4% , 5/01/37 ........................ 1,400,000 1,459,626
Future Tax Secured , Revenue , 2024 F-2 , 4.67% , 2/01/33 .................... 7,000,000 6,900,694
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,074,717
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 80,000 80,111
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/29 .... 10,000,000 10,173,496
State of New York Personal Income Tax , Revenue , 2014 E , 5% , 2/15/30 ......... 4,980,000 5,060,453
State of New York Personal Income Tax , Revenue , 2014 E , Pre-Refunded , 5% ,
2/15/30 ........................................................ 20,000 20,378
State of New York Personal Income Tax , Revenue , 2018 A , 5% , 3/15/32 ......... 9,995,000 10,961,298
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,528
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,827,959
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 .
2,500,000 2,764,128
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/28 ...... 1,300,000 1,398,354
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,206,791
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,887,609
144,699,397
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 127,040
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 309,634
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 466,895
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 531,899
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 377,049
Revenue, Senior Lien , 2020 A , 3.125% , 6/01/39 ........................... 15,000 14,165
1,826,682
North Dakota 0.4%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,670,767
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,675,818
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/31 .. 1,300,000 1,368,566

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota (continued)
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
$ 4,250,000 $ 4,268,560
8,983,711
Ohio 1.3%
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,040,302
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,129,225
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,919,925
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2017
A , 5% , 12/01/31 ................................................... 10,000,000 10,679,572
State of Ohio ,
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/35 1,000,000 1,054,438
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/36 905,000 884,782
28,708,244
Oregon 2.6%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,984,680
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,514,917
Hillsboro School District No. 1J ,
GO , 2020 , 4% , 6/15/36 ............................................. 2,605,000 2,726,974
GO , 2020 , 4% , 6/15/38 ............................................. 4,575,000 4,702,736
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 1,100,000 1,213,757
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/35 800,000 878,879
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 1,300,000 1,417,831
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 432,068
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 154,357
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 342,416
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 639,583
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 294,833
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,718,590
Salem Hospital Facility Authority ,
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/33 ....... 9,440,000 10,207,959
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/34 ....... 3,780,000 4,083,045
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/35 ....... 9,010,000 9,711,803
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
5,620,000 5,829,848
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,446,506
56,300,782
Pennsylvania 3.2%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,129,904
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... 1,000,000 1,125,474
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,456,529
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 630,579
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 635,724
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 747,246

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Allentown Neighborhood Improvement Zone Development Authority, (continued)
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. $ 675,000 $ 725,392
City of Philadelphia , Water & Wastewater , Revenue , 2017 B , Refunding , 5% , 11/01/31
5,750,000 6,195,743
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/33 ..................... 2,100,000 2,327,977
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,939,710
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,603,627
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,529,668
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,360,359
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,780,058
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,757,250
b
Waste Management, Inc. , Revenue , 2017 A , Mandatory Put , 0.58% , 8/01/24 ..... 5,500,000 5,409,159
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,244,288
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,543,187
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 6,025,158
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,297,205
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 300,984
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,110,039
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,251,790
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,020,469
71,147,519
Rhode Island 0.1%
State of Rhode Island ,
GO , 2019 C , 4% , 1/15/34 ............................................ 1,520,000 1,583,489
GO , 2019 C , 4% , 1/15/35 ............................................ 600,000 624,598
2,208,087
South Carolina 3.0%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... 1,000,000 873,753
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,448,381
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,500,000 5,520,531
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,603,283
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 6,284,912
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 11,000,000 8,371,146
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,306,790
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,635,247
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 1,000,000 1,023,988
Revenue , 2021 A , Refunding , 5% , 12/01/26 .............................. 750,000 783,658
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,249,069
66,100,758

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. $ 1,150,000 $ 888,877
Tennessee 2.3%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 1,500,000 1,631,576
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 1,000,000 1,082,060
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 2,550,000 2,750,505
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/36 1,000,000 1,005,581
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
5,565,000 6,464,297
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,415,275
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 5,250,000 5,431,646
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,433,714
50,214,654
Texas 6.0%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 950,852
City of Austin , Water & Wastewater System , Revenue , 2012 , 5% , 11/15/27 ........
805,000 805,851
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,614,152
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,688,610
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,074,068
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,039,726
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,032,318
City of Houston , Combined Utility System , Revenue, First Lien , 2016 B , Refunding , 5% ,
11/15/36 ........................................................ 7,800,000 8,098,506
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,797,900
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,311,548
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .... 500,000 423,034
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/30 .... 100,000 112,081
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/31 .... 60,000 67,935
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,719,263
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,717,884
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... 8,715,000 9,817,950
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 843,767
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 792,563
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 476,906
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 635,908
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 688,531
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 623,125
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 664,452
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 137,648
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 135,144
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 177,086
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 219,440
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 239,725

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ $ 3,962,935 $ 3,027,724
Lower Colorado River Authority , LCRA Transmission Services Corp. , Revenue , 2021 ,
Refunding , 5% , 5/15/27 ............................................. 2,000,000 2,136,074
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,099,511
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 10,189,938
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 610,207
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,259,081
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,834,996
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,035,344
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,548,553
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,981,320
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 13,521,382
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 243,322
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 261,554
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 264,589
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 290,257
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 303,758
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 305,640
132,819,223
Utah 0.1%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,917,947
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 391,071
3,309,018
Virginia 1.8%
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/32 ......
10,000,000 10,393,451
Virginia Public Building Authority ,
Revenue , B , 4% , 8/01/29 ............................................ 9,605,000 9,859,352
Revenue , B , Pre-Refunded , 4% , 8/01/29 ................................ 3,530,000 3,624,201
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 4,491,494
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,542,804
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ 2,000,000 2,035,004
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,165,181
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/36 .................................................... 3,000,000 2,968,321
39,079,808
Washington 3.6%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 3,002,272
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,462,304
County of King ,
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/25 ......................... 1,200,000 1,207,382
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/26 ......................... 1,200,000 1,206,032

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
County of King, (continued)
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/27 ......................... $ 1,900,000 $ 1,909,550
Sewer , Revenue , 2014 B , Pre-Refunded , 5% , 7/01/28 ...................... 3,050,000 3,066,425
Energy Northwest ,
Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% , 7/01/35 ...... 7,000,000 7,751,779
Bonneville Power Administration , Revenue , A , Refunding , 5% , 7/01/24 .......... 1,250,000 1,257,425
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 9,281,363
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,136,357
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,992,073
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,286,395
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/30 2,800,000 3,048,441
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 1,500,000 1,628,978
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,795,918
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,483,986
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,074,327
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,070,175
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,065,339
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 410,674
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,034,651
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,991,167
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ 2,250,000 2,326,776
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,658,240
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/35 ........................................................ 2,400,000 2,467,898
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,715,105 6,307,271
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 1,300,000 1,167,852
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,216,183
80,307,233
Wisconsin 2.7%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
4,600,000 3,447,864
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 3.5% , 12/01/32 .................... 1,405,000 1,220,215
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 593,730
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 278,625
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 194,730
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 193,445
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,670,273
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 6,990,000 7,295,784
c
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 13,400,000 13,400,000
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,772,382
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,425,000 1,359,512

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... $ 2,100,000 $ 2,111,376
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 905,299
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 195,188
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 251,136
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 322,540
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 267,744
b,c
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 9,700,000 8,024,615
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 612,298
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 1,018,573
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 610,715
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 606,944
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 343,788
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 350,139
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 355,081
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,125,273
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,359,992
58,887,261
U.S. Territories 0.3%
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority , Revenue , 2017 A-1 , Refunding , 5% ,
7/01/30 ......................................................... 5,185,000 5,536,226
Puerto Rico 0.0%
†
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 467,833
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 593,436
1,061,269
Total U.S. Territories .................................................................... 6,597,495
Total Municipal Bonds (Cost $ 2,155,487,232 ) ...................................
2,118,304,079
Total Long Term Investments (Cost $ 2,213,090,546 ) .............................
2,169,169,829
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
See Abbreviations on page 178 .
Short Term Investments 0.6%
a a
Principal
Amount
a
Value
Municipal Bonds 0.6%
California 0.0%
†
f
University of California , Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 3.65% ,
5/15/48 ......................................................... $ 400,000 $ 400,000
Connecticut 0.1%
f
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.65% , 7/01/36 ........................... 2,000,000 2,000,000
Louisiana 0.0%
†
f
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.65% , 5/01/43 100,000 100,000
Minnesota 0.0%
†
f
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.6% , 11/15/48 ..... 100,000 100,000
New York 0.5%
f
City of New York , GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
3.75% , 6/01/44 ................................................... 7,600,000 7,600,000
f
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.55% , 1/01/34 300,000 300,000
f
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3.8% , 6/15/33 ................... 1,160,000 1,160,000
f
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.75% , 8/01/42 .......... 200,000 200,000
9,260,000
Oregon 0.0%
†
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 3.45% , 8/01/34 ............ 500,000 500,000
Pennsylvania 0.0%
†
f
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.6% , 9/01/45 ............... 200,000 200,000
Total Municipal Bonds (Cost $ 12,560,000 ) ......................................
12,560,000
Total Short Term Investments (Cost $ 12,560,000 ) ................................
12,560,000
a
Total Investments (Cost $ 2,225,650,546 ) 99.2% ..................................
$2,181,729,829
Other Assets, less Liabilities 0.8% .............................................
17,491,026
Net Assets 100.0% ...........................................................
$2,199,220,855
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $175,324,551, representing 8.0% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $10.34 $10.56 $10.59 $10.35
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.15 0.07 0.11 0.15
Net realized and unrealized gains (losses) ........... 0.17 (0.33) (0.22) (0.03) 0.25
Total from investment operations .................... 0.41 (0.18) (0.15) 0.08 0.40
Less distributions from:
Net investment income .......................... (0.24) (0.13) (0.07) (0.11) (0.16)
Net asset value, end of year ....................... $10.20 $10.03 $10.34 $10.56 $10.59
Total return
d
................................... 4.09% (1.75)% (1.39)% 0.75% 3.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.86% 0.80% 0.81% 0.81%
Expenses net of waiver and payments by affiliates
e
...... 0.65% 0.65% 0.65% 0.64% 0.64%
Net investment income ........................... 2.34% 1.51% 0.70% 1.01% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $331,917 $385,372 $345,670 $294,622 $158,939
Portfolio turnover rate ............................ 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.04 $10.35 $10.57 $10.60 $10.36
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.16 0.09 0.12 0.16
Net realized and unrealized gains (losses) ........... 0.17 (0.33) (0.22) (0.03) 0.25
Total from investment operations .................... 0.42 (0.17) (0.13) 0.09 0.41
Less distributions from:
Net investment income .......................... (0.25) (0.14) (0.09) (0.12) (0.17)
Net asset value, end of year ....................... $10.21 $10.04 $10.35 $10.57 $10.60
Total return
d
................................... 4.19% (1.65)% (1.29)% 0.85% 3.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.75% 0.70% 0.71% 0.71%
Expenses net of waiver and payments by affiliates
e
...... 0.55% 0.55% 0.55% 0.55% 0.54%
Net investment income ........................... 2.44% 1.55% 0.81% 1.14% 1.52%
Supplemental data
Net assets, end of year (000’s) ..................... $252,596 $305,208 $413,869 $468,057 $518,898
Portfolio turnover rate ............................ 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $10.34 $10.56 $10.59 $10.35
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.18 0.10 0.14 0.18
Net realized and unrealized gains (losses) ........... 0.17 (0.33) (0.22) (0.03) 0.25
Total from investment operations .................... 0.43 (0.15) (0.12) 0.11 0.43
Less distributions from:
Net investment income .......................... (0.26) (0.16) (0.10) (0.14) (0.19)
Net asset value, end of year ....................... $10.20 $10.03 $10.34 $10.56 $10.59
Total return .................................... 4.38% (1.48)% (1.12)% 1.03% 4.18%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.58% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.37% 0.37% 0.37% 0.37% 0.36%
Net investment income ........................... 2.62% 1.74% 0.98% 1.30% 1.70%
Supplemental data
Net assets, end of year (000’s) ..................... $56,991 $68,248 $86,417 $70,227 $51,952
Portfolio turnover rate ............................ 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.03 $10.35 $10.57 $10.60 $10.35
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.16 0.10 0.13 0.17
Net realized and unrealized gains (losses) ........... 0.17 (0.33) (0.22) (0.02) 0.27
Total from investment operations .................... 0.43 (0.17) (0.12) 0.11 0.44
Less distributions from:
Net investment income .......................... (0.26) (0.15) (0.10) (0.14) (0.19)
Net asset value, end of year ....................... $10.20 $10.03 $10.35 $10.57 $10.60
Total return .................................... 4.35% (1.60)% (1.05)% 1.00% 4.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.59% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.40% 0.40% 0.40% 0.40% 0.39%
Net investment income ........................... 2.60% 1.63% 0.95% 1.26% 1.67%
Supplemental data
Net assets, end of year (000’s) ..................... $265,437 $220,088 $542,557 $517,221 $291,452
Portfolio turnover rate ............................ 24.84% 29.88% 33.22% 19.85% 10.10%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a a
Shares
a
Value
a
Management Investment Companies 4.1%
Capital Markets 4.1%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 37,277,500
Total Management Investment Companies (Cost $ 39,888,825 ) ....................
37,277,500
Principal
Amount
a a a a
b
Senior Floating Rate Interests 4.6%
Real Estate Management & Development 3.3%
c
Baytown Leased Housing Associates II LP , Project CME Term Loan , 7.579% , ( 1-month
SOFR + 2.251% ), 8/01/40 ........................................... $ 25,110,000 25,797,893
c ,d
TBG Hillcrest Senior II LP , Delayed Draw CME Term Loan , 6.89% , ( 1-month SOFR +
1.55% ), 1/01/38 ................................................... 3,797,009 3,797,009
29,594,902
a a a a a
Residential REITs 1.3%
c ,d
Centennial Gardens LP , Delayed Draw CME Term Loan , 7.34% , ( 1-month SOFR +
2% ), 1/08/25 ..................................................... 12,166,852 12,262,273
Total Senior Floating Rate Interests (Cost $ 41,073,860 ) ..........................
41,857,175
Asset-Backed Securities 0.2%
Financial Services 0.2%
Louisiana Local Government Environmental Facilities & Community Development
Authority , 2023-ELL , A1 , 5.081% , 6/01/31 ................................ 1,833,046 1,829,748
Total Asset-Backed Securities (Cost $ 1,845,071 ) ................................
1,829,748
Municipal Bonds 91.1%
Alabama 7.8%
Black Belt Energy Gas District ,
e
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 5,010,714
Revenue , 2021 A , Refunding , 4% , 6/01/24 ............................... 400,000 399,913
e
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 5,007,460
e
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,164,675
e
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,843,556
e
Revenue , 2023 D-3 , Refunding , Mandatory Put , 5.408% , 2/01/29 .............. 5,000,000 5,078,099
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
2,500,000 2,899,600
e
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,662,139
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,892,447
e
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ............................ 4,000,000 3,863,273
e
Southeast Alabama Gas Supply District (The) ,
Revenue , 2018 A , Refunding , Mandatory Put , 4% , 6/01/24 ................... 5,000,000 5,002,904
Revenue , 2024 A , Refunding , Mandatory Put , 5% , 4/01/32 ................... 10,000,000 10,657,498
f
Revenue , 2024 B , Refunding , Mandatory Put , 5% , 5/01/32 ................... 5,945,000 6,327,171
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , 4% , 10/01/24 ..
725,000 725,134
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/24 ........... 1,500,000 1,511,719
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ........... 1,030,000 1,070,458
71,116,760
Alaska 1.1%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,278,359

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 2.1%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/24 ....................................................... $ 1,000,000 $ 1,002,583
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/25 ....................................................... 1,000,000 1,010,019
KIPP NYC Public Charter Schools , Revenue , 2021 C , 1.8% , 7/01/24 ........... 450,000 443,184
e
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 4.1% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 16,981,490
19,437,276
California 5.3%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... 535,000 536,993
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 854,806
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 327,705
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 405,294
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 380,394
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 477,140
e
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,493,209
g
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,792,070
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,932,726
e ,g
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2020 A , Mandatory Put , 3.95% , 1/30/25 ................ 5,000,000 4,999,747
e ,g
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 5% , 7/01/24 .......................................... 13,060,000 13,060,215
City of Pasadena , Revenue , 2015 B , Pre-Refunded , 3.865% , 5/01/27 ............
500,000 492,915
g
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 985,000 804,085
County of Riverside , Revenue , 2005 A , 4.94% , 2/15/25 .......................
4,650,000 4,645,748
h
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 5.181% , ( 3-month TSOF
+ 1.712% ), 11/15/27 ................................................ 1,125,000 1,124,645
48,327,692
Colorado 0.9%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 976,519
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
5,455,000 5,828,995
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/24 ........ 300,000 301,225
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 1/15/25 ........ 325,000 328,509
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/25 ........ 400,000 407,355
7,842,603
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/24 ... 175,000 175,430
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ... 170,000 172,248
347,678
Delaware 0.5%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,704,303

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
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Amount
a
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a a a a a
Municipal Bonds
(continued)
Florida 2.4%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... $ 515,000 $ 489,853
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 220,800
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... 215,000 214,462
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 2,000,000 1,838,327
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 297,200
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 106,861
g
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 336,558
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,028,046
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/24 ................................ 1,805,000 1,817,148
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,847,124
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 2,037,998
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31
235,000 215,187
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 238,164
e ,g
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,979,014
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 135,000 126,537
e ,g
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,400,000 2,336,118
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 500,000 505,049
g
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 215,772
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 299,305
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 329,014
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 181,792
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/24 ....... 230,000 229,505
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/25 ....... 180,000 177,265
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/26 ....... 220,000 213,845
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 475,194
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 162,665
e ,g
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 993,812
g
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 158,135
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 160,141
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30
240,000 231,895
21,462,786
Georgia 4.2%
City of Atlanta , Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ...
1,500,000 1,538,396

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
e
Development Authority of Burke County (The) , Georgia Power Co. , Revenue , 4th 1995 ,
Mandatory Put , 3.8% , 5/21/26 ........................................ $ 3,000,000 $ 3,004,264
e
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,820,822
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,509,131
Main Street Natural Gas, Inc. ,
e
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,261,540
Revenue , 2021 C , 4% , 12/01/24 ....................................... 735,000 732,983
e
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,488,313
e,g
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,527,592
e
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,220,514
Private Colleges & Universities Authority ,
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/24 ................. 400,000 403,300
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/25 ................. 425,000 435,601
37,942,456
Hawaii 1.9%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/24 .............................. 3,440,000 3,473,287
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,542,364
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 3,016,534
Revenue , 2020 D , Refunding , 5% , 10/01/24 .............................. 600,000 605,806
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,776,331
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,590,607
17,004,929
Illinois 8.0%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/25 .................................. 350,000 354,464
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 515,841
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 574,727
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,428,342
City of Chicago ,
GO , 2015 C , Refunding , 5% , 1/01/25 ................................... 1,900,000 1,918,861
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,279,111
City of Moline ,
GO , 2021 C , AGMC Insured , 1.151% , 12/01/24 ........................... 580,000 562,313
GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 ........................... 925,000 865,080
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 943,804
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 2,810,000 1,194,250
e
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.917% , 9/01/25 ................................................. 3,635,000 3,630,458
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 581,241
e
OSF Healthcare System Obligated Group , Revenue , 2020 B-1 , Refunding ,
Mandatory Put , 5% , 11/15/24 ....................................... 1,250,000 1,252,422
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
2,500,000 2,489,581
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ 500,000 506,766
GO , 2016 , Refunding , 5% , 2/01/25 ..................................... 10,000,000 10,137,309
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 788,417
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,128,140
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,345,437

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
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a
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a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO , 2018 A , 6% , 5/01/25 ............................................ $ 6,000,000 $ 6,175,841
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 405,770
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 676,162
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 412,630
GO , 2022 B , Refunding , 5% , 3/01/24 ................................... 2,500,000 2,500,000
Sales Tax , Revenue , 2021 A , 4% , 6/15/24 ............................... 5,000,000 5,021,013
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,546,952
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/24 ............. 3,300,000 3,323,013
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,044,715
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,572,537
72,175,197
Indiana 1.4%
g
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,545,699
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/24 .. 1,000,000 991,220
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 980,842
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,240,502
e
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 4,997,184
12,755,447
Iowa 1.3%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 9,265,836
Iowa Finance Authority ,
e
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.267% , 5/15/26 ..................................... 1,500,000 1,395,780
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 1,050,000 1,075,428
11,737,044
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,684,282
Kentucky 3.0%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,105,779
e
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,528,198
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/24 ............................. 1,120,000 1,119,549
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,150,548
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,228,801
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,294,240
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,353,876
e
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.758% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 14,125,000 13,871,805
g
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 1,360,000 1,333,652
26,986,448
Louisiana 4.5%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 467,608
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 636,261

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
City of New Orleans, (continued)
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... $ 550,000 $ 593,666
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,745,746
g
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 444,000 433,353
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,522,101
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 255,040
e
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 B , Refunding ,
Mandatory Put , 5% , 5/15/25 ........................................ 7,500,000 7,610,276
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 16,955,912
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 4.217% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,950,000 2,895,442
41,115,405
Maryland 2.6%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,160,193
City of Cumberland ,
GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/24 ......................... 395,000 396,599
GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 ......................... 455,000 465,043
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,235,995
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,356,629
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,609
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,050,231
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,246,590
23,942,889
Massachusetts 1.2%
e
Massachusetts Development Finance Agency , President & Trustees of Williams
College , Revenue , 2011 N , Mandatory Put , 0.45% , 7/01/25 .................. 1,000,000 947,951
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,104,897
11,052,848
Michigan 1.7%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,088,965
e
Michigan Strategic Fund ,
Consumers Energy Co. , Revenue , 2005 , Mandatory Put , 0.875% , 10/08/26 ...... 5,915,000 5,310,992
Waste Management of Michigan, Inc. , Revenue , 2001 , Mandatory Put , 0.58% ,
8/01/24 ........................................................ 3,300,000 3,252,013
g
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/26 ................................. 5,000,000 5,061,558
15,713,528
Minnesota 2.2%
e
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 993,319

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... $ 1,000,000 $ 1,045,036
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,065,925
e
Minnesota Municipal Gas Agency ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... 8,785,000 8,802,695
Revenue , 2022 B , Mandatory Put , 4.558% , 12/01/27 ....................... 8,000,000 7,979,794
19,886,769
Mississippi 0.3%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,300,600
Mississippi Home Corp. ,
g
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 2.75% , 6/01/26 195,064 188,002
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
2.9% , 6/01/26 ................................................... 56,933 55,054
2,543,656
Missouri 0.8%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 .....
5,000,000 5,025,146
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/24 ............... 300,000 300,000
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/25 ............... 500,000 503,208
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 411,115
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 677,160
6,916,629
Nevada 0.9%
e
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,600,988
Las Vegas Valley Water District ,
GO , 2020 D , Refunding , 5% , 6/01/24 ................................... 1,745,000 1,752,491
GO , 2020 D , Refunding , 5% , 6/01/25 ................................... 2,750,000 2,817,129
8,170,608
New Hampshire 0.5%
e
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 3.675% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,982,018
New Jersey 8.4%
City of Newark , GO , 2020 A , Refunding , AGMC Insured , 5% , 10/01/24 ...........
1,000,000 1,008,536
County of Atlantic ,
GO , 2020 , 0.375% , 6/01/24 .......................................... 1,765,000 1,746,841
GO , 2020 , 0.375% , 6/01/25 .......................................... 1,800,000 1,717,074
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,083,420
County of Union , GO , 2020 , 0.5% , 3/01/24 ................................
5,290,000 5,290,000
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 26,548,223
New Jersey Economic Development Authority ,
g
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,460,119
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/25 ................... 1,000,000 1,029,925
e
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,706,268
New Jersey Educational Facilities Authority , Revenue , 2014 , 5% , 6/01/24 .........
280,000 280,997
New Jersey Transportation Trust Fund Authority ,
Revenue , 2006 C , AMBAC Insured , Zero Cpn., 12/15/26 .................... 10,000,000 9,158,652
Revenue , 2006 C , BHAC Insured , Zero Cpn., 12/15/27 ...................... 11,110,000 9,915,315
Newark Board of Education , GO , 2021 , Refunding , 5% , 7/15/24 ................
400,000 402,113

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
State of New Jersey , GO , 3% , 6/01/25 ....................................
$ 2,000,000 $ 1,998,031
76,345,514
New Mexico 0.8%
e
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 3,863,468
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 3,000,000 3,014,803
6,878,271
New York 4.7%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,332,174
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,109,643
New York City Industrial Development Agency , Queens Ballpark Co. LLC , Revenue ,
2021 A , Refunding , AGMC Insured , 5% , 1/01/25 ........................... 1,000,000 1,013,490
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2024 F-2 ,
4.67% , 2/01/33 ................................................... 3,000,000 2,957,440
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 691,572
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,950,702
e
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,937,875
New York State Housing Finance Agency ,
Revenue , 2020 F , 1.1% , 11/01/26 ...................................... 2,860,000 2,622,404
e
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 3,000,000 2,884,988
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,408,880
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 509,787
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,258,025
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... 895,000 886,635
42,563,615
North Carolina 0.9%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/24 .......... 1,200,000 1,205,814
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,015,408
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 876,161
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,165,558
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,620,020
7,882,961
North Dakota 1.6%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 4,967,637
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. 2,325,000 2,387,392
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,738,864
City of Horace ,
GO , 2022 A , Refunding , 3.25% , 8/01/24 ................................. 340,000 339,995
GO , 2023 B , Refunding , 5.125% , 7/01/25 ................................ 5,000,000 5,021,835
14,455,723
Ohio 1.6%
e
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,577,206

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
g
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... $ 1,700,000 $ 1,712,118
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,030,624
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/24 ................... 645,000 648,558
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... 580,000 589,100
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 871,892
14,429,498
Oregon 2.0%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 846,457
Oregon Local Governments , GO , 2004 , BAM, AMBAC Insured , 6.095% , 6/01/28 ....
10,000,000 10,263,598
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,050,548
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,861,472
g
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,279,450
18,301,525
Pennsylvania 5.3%
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36
1,000,000 1,145,462
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 5% , 4/01/24 ......................... 4,000,000 4,003,310
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/24 ................................. 150,000 150,191
Revenue , 2022 , Refunding , 5% , 5/01/25 ................................. 500,000 505,032
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 512,809
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 612,742
e
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.908% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,985,000 1,955,071
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,323,395
e
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 4.713% , ( 1-month TSOF + 1.184% ), 6/01/24 ......... 10,000,000 10,004,896
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,267,535
e
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,130,273
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,317,737
e
Waste Management, Inc. , Revenue , 2021 A , Mandatory Put , 3.7% , 6/03/24 ...... 6,000,000 5,983,730
e
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,700,319
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 512,672
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 627,739
47,752,913
Rhode Island 0.1%
City of Providence ,
GO , 2021 A , Refunding , 5% , 1/15/25 ................................... 500,000 506,463
GO , 2021 A , Refunding , 5% , 1/15/26 ................................... 500,000 515,060
1,021,523
South Carolina 1.8%
e
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,747,205

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
g
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... $ 520,000 $ 488,713
e
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,785,456
South Carolina Public Service Authority , Revenue , 2021 B , 5% , 12/01/24 ..........
1,750,000 1,765,335
g
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,476,849
16,263,558
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Sanford Obligated Group ,
Revenue , 2021 , Refunding , 1.225% , 11/01/24 ............................ 450,000 438,257
Tennessee 3.5%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,747,864
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,566,173
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/24 ....................................... 250,000 251,654
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 356,042
e
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 15,063,764
31,985,497
Texas 3.0%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,936,019
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,137,908
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,059,379
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,241,937
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/24 ............................................. 140,000 137,691
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 138,513
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 139,497
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 140,973
e
Mission Economic Development Corp. , Waste Management, Inc. , Revenue , 2023 A ,
Mandatory Put , 4.25% , 6/03/24 ....................................... 3,250,000 3,249,663
e
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,379,825
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,455,012
g
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 140,000 130,283
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 253,531
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 260,519
27,660,750
Virginia 0.5%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 181,946
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,772,071
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/24 ... 220,000 217,091
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 223,412
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 225,525

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
e
Pure Salmon Virginia LLC , Revenue , 2022 , Mandatory Put , 5% , 11/15/24 ........ $ 1,500,000 $ 1,501,505
4,121,550
Washington 1.1%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,844,170
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,184,077
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,606,763
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,049,202
g
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 308,206
g
Washington State Housing Finance Commission , Seattle Academy of Arts & Sciences ,
Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 ............................ 725,000 762,977
9,755,395
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 927,691
Wisconsin 0.7%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 2.75% , 12/01/25 ................... 303,231 295,438
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 147,866
g
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,995,000 3,126,019
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 283,447
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 298,904
g
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 B , 4.25% , 6/01/25 1,135,000 1,103,375
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 330,013
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 337,084
5,922,146
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 565,533
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 198,083
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. 450,000 467,833
665,916
Total U.S. Territories .................................................................... 665,916
Total Municipal Bonds (Cost $ 840,123,155 ) .....................................
826,065,446
Total Long Term Investments (Cost $ 922,930,911 ) ...............................
907,029,869
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
See Abbreviations on page 178 .
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
Municipal Bonds 0.3%
Massachusetts 0.1%
i
Massachusetts Health & Educational Facilities Authority , Baystate Total Home Care,
Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN and Put , 3.65% , 7/01/39 . $ 600,000 $ 600,000
Missouri 0.0%
†
i
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and Put , 3.45% , 2/15/33 .. 400,000 400,000
New York 0.1%
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 BB-1B , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 3.7% , 6/15/49 1,200,000 1,200,000
Oregon 0.1%
i
State of Oregon , GO , 2022 E , Daily VRDN and Put , 3.7% , 6/01/45 ..............
500,000 500,000
Virginia 0.0%
†
i
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.65% ,
10/01/48 ........................................................ 200,000 200,000
Total Municipal Bonds (Cost $ 2,900,000 ) .......................................
2,900,000
Total Short Term Investments (Cost $ 2,900,000 ) .................................
2,900,000
a
Total Investments (Cost $ 925,830,911 ) 100.3% ..................................
$909,929,869
Other Assets, less Liabilities (0.3) % ...........................................
(2,987,949)
Net Assets 100.0% ...........................................................
$906,941,920
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
The maturity date shown represents the mandatory put date.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $73,644,115, representing 8.1% of net assets.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.68 $10.05 $10.29 $10.46 $9.93
Income from investment operations
b
:
Net investment income
c
......................... 0.40 0.38 0.36 0.40 0.39
Net realized and unrealized gains (losses) ........... 0.15 (1.40) (0.24) (0.19) 0.56
Total from investment operations .................... 0.55 (1.02) 0.12 0.21 0.95
Less distributions from:
Net investment income .......................... (0.39) (0.35) (0.36) (0.38) (0.42)
Net asset value, end of year ....................... $8.84 $8.68 $10.05 $10.29 $10.46
Total return
d
................................... 6.59% (10.15)% 1.07% 2.15% 9.73%
Ratios to average net assets
Expenses
e
.................................... 0.83%
f
0.91% 0.80%
f
0.79% 0.79%
Net investment income ........................... 4.62% 4.20% 3.49% 3.97% 3.82%
Supplemental data
Net assets, end of year (000’s) ..................... $1,452,358 $1,390,633 $1,559,216 $1,177,730 $900,342
Portfolio turnover rate ............................ 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.67 $10.04 $10.28 $10.45 $9.92
Income from investment operations
b
:
Net investment income
c
......................... 0.41 0.39 0.38 0.42 0.40
Net realized and unrealized gains (losses) ........... 0.17 (1.39) (0.24) (0.20) 0.56
Total from investment operations .................... 0.58 (1.00) 0.14 0.22 0.96
Less distributions from:
Net investment income .......................... (0.41) (0.37) (0.38) (0.39) (0.43)
Net asset value, end of year ....................... $8.84 $8.67 $10.04 $10.28 $10.45
Total return
d
................................... 6.88% (10.02)% 1.22% 2.30% 9.90%
Ratios to average net assets
Expenses
e
.................................... 0.68%
f
0.75% 0.65%
f
0.65% 0.64%
Net investment income ........................... 4.77% 4.35% 3.65% 4.14% 3.97%
Supplemental data
Net assets, end of year (000’s) ..................... $2,349,443 $2,577,670 $3,518,033 $3,756,501 $4,196,856
Portfolio turnover rate ............................ 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.84 $10.24 $10.49 $10.66 $10.12
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.34 0.32 0.36 0.36
Net realized and unrealized gains (losses) ........... 0.18 (1.42) (0.25) (0.19) 0.56
Total from investment operations .................... 0.54 (1.08) 0.07 0.17 0.92
Less distributions from:
Net investment income .......................... (0.36) (0.32) (0.32) (0.34) (0.38)
Net asset value, end of year ....................... $9.02 $8.84 $10.24 $10.49 $10.66
Total return
d
................................... 6.15% (10.52)% 0.54% 1.71% 9.27%
Ratios to average net assets
Expenses
e
.................................... 1.21%
f
1.29% 1.19%
f
1.19% 1.19%
Net investment income ........................... 4.12% 3.71% 3.03% 3.53% 3.42%
Supplemental data
Net assets, end of year (000’s) ..................... $137,544 $175,131 $262,313 $359,050 $488,258
Portfolio turnover rate ............................ 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.71 $10.09 $10.33 $10.50 $9.97
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.40 0.40 0.43 0.42
Net realized and unrealized gains (losses) ........... 0.17 (1.40) (0.25) (0.19) 0.56
Total from investment operations .................... 0.59 (1.00) 0.15 0.24 0.98
Less distributions from:
Net investment income .......................... (0.42) (0.38) (0.39) (0.41) (0.45)
Net asset value, end of year ....................... $8.88 $8.71 $10.09 $10.33 $10.50
Total return .................................... 6.99% (9.94)% 1.36% 2.43% 10.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.62% 0.51% 0.51% 0.51%
Expenses net of waiver and payments by affiliates
d
...... 0.53%
e
0.61% 0.51%
e
0.50% 0.50%
Net investment income ........................... 4.88% 4.48% 3.77% 4.25% 4.11%
Supplemental data
Net assets, end of year (000’s) ..................... $174,493 $181,286 $228,725 $157,328 $127,806
Portfolio turnover rate ............................ 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.71 $10.08 $10.33 $10.50 $9.97
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.40 0.39 0.43 0.42
Net realized and unrealized gains (losses) ........... 0.16 (1.39) (0.25) (0.20) 0.55
Total from investment operations .................... 0.58 (0.99) 0.14 0.23 0.97
Less distributions from:
Net investment income .......................... (0.41) (0.38) (0.39) (0.40) (0.44)
Net asset value, end of year ....................... $8.88 $8.71 $10.08 $10.33 $10.50
Total return .................................... 6.95% (9.89)% 1.22% 2.39% 9.97%
Ratios to average net assets
Expenses
d
.................................... 0.57%
e
0.65% 0.55%
e
0.54% 0.54%
Net investment income ........................... 4.85% 4.42% 3.73% 4.22% 4.07%
Supplemental data
Net assets, end of year (000’s) ..................... $780,675 $846,496 $1,284,270 $1,229,100 $1,166,057
Portfolio turnover rate ............................ 14.74% 23.04% 18.70% 38.24% 11.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
Shares
a
Value
a
Management Investment Companies 1.9%
Capital Markets 1.9%
a
Franklin Dynamic Municipal Bond ETF ................................... 1,755,000 $ 42,734,250
Vanguard Tax-Exempt Bond Index ETF ................................... 1,000,000 50,710,000
93,444,250
Total Management Investment Companies (Cost $ 95,398,117 ) ....................
93,444,250
Principal
Amount
a a a a
Corporate Bonds 2.7%
Commercial Services & Supplies 0.6%
b
CalPlant I LLC ,
c
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 5,795,000 5,795,000
d,e
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,920,000 1,344,000
d,e
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 7,205,000 5,043,500
d,e
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,975,000 2,782,500
d,e
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 345,000 241,500
d,e
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
d,e
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
d,e
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
d,e
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
d,e
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
d,e
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
d,e
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
29,901,500
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 84,531,105
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,487,147
Oil, Gas & Consumable Fuels 0.0%
†
b ,c
Red River Biorefinery LLC ,
2024 , Senior Secured Note , 144A, 15% , 4/30/24 .......................... 590,000 590,000
23 A , Senior Secured Note , 144A, 15% , 4/30/24 ........................... 1,280,000 1,280,000
1,870,000
Total Corporate Bonds (Cost $ 144,369,203 ) .....................................
130,789,752
f
Senior Floating Rate Interests 0.0%
†
b ,g
Rialto Bioenergy Facility LLC ,
Initial Roll-Up CME Term Loan , 15.333% , ( 1-month SOFR + 10% ), 4/30/24 ....... 1,560,550 593,009
h,i
New Money Debtor-in-Possession CME Term Loan , PIK, 15.348% , ( 1-month SOFR +
10% ), 4/30/24 .................................................... 843,269 843,269
1,436,278
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,069,577 ) ...........................
1,436,278
Municipal Bonds 91.2%
Alabama 0.1%
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 300,000 282,602
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 545,028
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,756,357
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 2,400,000 1,988,426
4,572,413

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 1.9%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... $ 3,005,000 $ 1,524,968
c
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2019 , Refunding , 5% , 6/15/49 1,235,000 1,159,115
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,373,214
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,337,869
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,048,302
c
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,215,579
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,189,223
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 11,930,230
c
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 5,044,030
Georgetown Community Development Authority , Revenue , 144A, 2021 A , Zero Cpn.,
10/01/56 ....................................................... 18,880,000 14,544,975
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,228,096
Georgetown Community Development Authority , Revenue , 144A, 2022 A , Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,156,340
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 236,852
Tempe Industrial Development Authority ,
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,349,621
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 3,032,238
c
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,694,066
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,300,000 3,782,212
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 6,902,483
Tempe Life Care Village Obligated Group , Revenue , 2021 A , Refunding , 4% ,
12/01/46 ....................................................... 500,000 385,497
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 4,260,000 3,021,273
91,156,183
Arkansas 0.6%
Arkansas Development Finance Authority ,
c
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,744,640
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 8,500,000 8,671,981
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,743,103
27,159,724
California 20.3%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 14,156,851
c
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 488,658
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 17,775,881
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,000,000 7,061,109
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,823,814
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 13,470,000 12,770,232
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 15,075,000 13,621,505
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 16,500,000 13,469,452
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 21,460,000 18,586,435
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,830,000 13,823,918
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 23,343,368

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California Community Housing Agency, (continued)
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... $ 4,400,000 $ 4,154,708
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 19,465,000 18,549,277
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 820,000 837,110
c
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,510,786
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/46 ............ 5,000,000 4,919,743
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,255,090
c ,e
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 330,750
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 135,000
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 135,000
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 1,320,136 99,010
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,140,071 310,506
c
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,462,639
California Statewide Communities Development Authority ,
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 4,060,000 3,963,130
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/36 5,000,000 5,060,909
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,299,191
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,745,318
c
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 5,000,000 3,812,341
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 7,624,682
c
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 35,000,000 29,175,794
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,477,516
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 29,368,570
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 34,395,000 28,077,684
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 12,070,000 10,296,495
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,100,000 17,330,420
c
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 10,998,637
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 13,835,642
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,544,147
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,966,108
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 10,602,783
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 22,325,000 21,345,207
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,775,000 4,749,029
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 12,918,162
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... 25,155,000 27,031,638
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 25,385,166
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 25,713,410
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,293,922
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,005,373
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/31 ................................................... 1,250,000 967,988

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/34 ................................................... $ 2,500,000 $ 2,659,617
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/32 ......................... 4,000,000 2,926,284
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/33 ......................... 5,500,000 3,870,774
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/41 ......................... 5,000,000 2,299,515
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/42 ......................... 7,000,000 3,036,412
San Diego Unified School District ,
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 44,565,000 34,877,282
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 33,305,000 25,764,075
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 47,518,600
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 47,598,073
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 104,394,730
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/27 ........................... 125,100,000 115,849,518
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 42,501,424
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 21,005,692
San Ysidro School District ,
GO , 2015 , Refunding , AGMC Insured , Zero Cpn., 8/01/42 ................... 10,000,000 3,860,816
GO , 2015 , Refunding , AGMC Insured , Zero Cpn., 8/01/43 ................... 12,500,000 4,569,726
Silicon Valley Tobacco Securitization Authority ,
Revenue , 2007 A , Zero Cpn., 6/01/36 ................................... 15,000,000 7,683,591
Revenue , 2007 C , Zero Cpn., 6/01/56 .................................. 60,000,000 6,426,762
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 B , Zero Cpn., 6/01/46 .............. 50,000,000 10,823,645
994,876,640
Colorado 5.5%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,272,998
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,414,000 6,934,222
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,325,000 5,016,399
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,867,175
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 4,060,927
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,185,000 2,186,171
Baseline Metropolitan District No. 1 ,
GO , 2021 A , 5% , 12/01/51 ........................................... 1,500,000 1,388,758
GO , 2021 B , 7.5% , 12/15/51 ......................................... 2,190,000 2,059,939
c
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,636,294
Bradburn Metropolitan District No. 2 ,
GO , 2018 A , Refunding , 5% , 12/01/38 .................................. 600,000 600,965
GO , 2018 A , Refunding , 5% , 12/01/47 .................................. 2,400,000 2,336,050
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A-3 , 5% , 12/01/50 ........
2,000,000 1,782,815
c
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 724,000 692,665
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 580,000 547,511
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 892,650
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,789,103
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,465,694
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 2,959,909
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,501,363

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
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a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
$ 1,625,000 $ 1,493,325
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,214,178
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 2,004,236
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 5,167,420
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,590,000 6,650,742
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,434,112
First Creek Village Metropolitan District ,
GO , 2019 A , 5% , 12/01/39 ........................................... 595,000 598,066
GO , 2019 A , 5% , 8/01/49 ............................................ 540,000 525,555
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,162,591
c
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 936,752
c
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,221,283
c
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,582,465
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 954,032
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 501,336
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 961,446
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,311,008
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 7,171,553
c
Karl's Farm Metropolitan District No. 2 ,
GO , 144A, 2020 A-3 , 5.375% , 12/01/40 ................................. 645,000 628,824
GO , 144A, 2020 A-3 , 5.625% , 12/01/50 ................................. 1,900,000 1,831,486
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,772,455
Meadowlark Metropolitan District ,
Meadowland Metropolitan District , GO, Senior Lien , 2020 A , 4.875% , 12/01/40 .... 520,000 478,435
Meadowland Metropolitan District , GO, Senior Lien , 2020 A , 5.125% , 12/01/50 .... 750,000 695,581
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,395,323
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,982,319
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 500,491
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,444,929
c
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 2,250,000 2,331,786
c
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,953,967
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 458,694
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 649,766
GO , 2021 , 6.375% , 6/15/46 .......................................... 1,330,000 1,253,347
Pronghorn Valley Metropolitan District ,
GO , 2021 A , 3.75% , 12/01/41 ......................................... 515,000 419,318
GO , 2021 A , 4% , 12/01/51 ........................................... 650,000 508,560
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,080,466
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 12,500,000 13,260,024
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 74,325,736
Raindance Metropolitan District No. 1 ,
Non-Potable Water System , Revenue , 2020 , 5% , 12/01/40 ................... 625,000 622,354
Non-Potable Water System , Revenue , 2020 , 5.25% , 12/01/50 ................ 4,250,000 4,229,197
Rampart Range Metropolitan District No. 5 ,
Revenue , 2021 , 4% , 12/01/41 ........................................ 2,730,000 2,203,472
Revenue , 2021 , 4% , 12/01/51 ........................................ 6,670,000 4,982,528

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
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(continued)
Colorado (continued)
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ $ 6,002,392 $ 4,636,357
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,927,020
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,927,171
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,781,014
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,470,671
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 800,797
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 4,200,000 3,940,692
STC Metropolitan District No. 2 ,
GO , 2019 A , Refunding , 5% , 12/01/38 .................................. 2,000,000 1,901,725
GO , 2019 A , Refunding , 5% , 12/01/49 .................................. 1,000,000 921,209
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,733,445
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 795,191
Village Metropolitan District (The) ,
GO , 2020 , Refunding , 5% , 12/01/40 .................................... 1,100,000 1,100,971
GO , 2020 , Refunding , 5% , 12/01/49 .................................... 1,750,000 1,720,067
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,460,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,392,378
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,446,381
GO , 2022 A3-2 , Zero Cpn., 12/01/51 ................................... 5,130,000 3,364,303
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,651,428
c
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,878,190
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 620,227
271,360,003
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
c
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 863,060
c
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 6,454,107
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 13,000,000 12,440,051
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 842,096
c
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,457,266
25,056,580
Florida 17.0%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 915,000 931,321
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,500,000 1,522,752
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 530,000 504,494
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... 750,000 673,728
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,579,236
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 720,000 727,086
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,754,503
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,307,453
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.3% , 5/01/26 .............. 115,000 110,027
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 220,896
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 354,831
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 242,821
c
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 389,287

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
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Florida (continued)
Astonia Community Development District ,
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... $ 540,000 $ 510,394
c
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,195,166
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 150,000 144,902
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 460,631
c
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 607,131
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 413,130
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 680,000 686,621
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 150,000 144,902
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 294,804
c
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 606,940
Avalon Groves Community Development District ,
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 360,000 291,863
Special Assessment , 2021 , 4% , 5/01/51 ................................. 500,000 437,149
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 181,940
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 402,547
Avalon Park West Community Development District ,
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 208,554
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 530,091
c
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 769,381
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 517,225
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 898,863
c
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,817,197
Avenir Community Development District ,
Assessment Area 2 , Special Assessment , 2021 A-1 , 2.75% , 5/01/31 ............ 3,245,000 2,926,509
Assessment Area 2 , Special Assessment , 2021 A-1 , 3.4% , 5/01/52 ............. 4,995,000 3,824,696
Assessment Area 3 , Special Assessment , 2023 , 4.5% , 5/01/30 ................ 420,000 424,321
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,755,000 3,782,526
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 6,340,000 6,431,519
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 154,621
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 333,280
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 416,865
Assessment Area 2 , Special Assessment , 2021 , 3.2% , 5/01/41 ................ 5,250,000 4,133,540
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 239,554
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 735,078
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,355,160
Assessment Area 3A , Special Assessment , 2020 , 2.5% , 5/01/25 ............... 40,000 39,247
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 237,792
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ 385,000 365,168
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/51 ................ 890,000 778,124
Balm Grove Community Development District ,
Special Assessment , 2022 , 3.25% , 11/01/27 .............................. 850,000 821,661
Special Assessment , 2022 , 3.625% , 11/01/32 ............................. 1,290,000 1,195,650
Special Assessment , 2022 , 4% , 11/01/42 ................................ 2,500,000 2,166,931
Special Assessment , 2022 , 4.125% , 11/01/51 ............................. 3,125,000 2,606,928
Bannon Lakes Community Development District ,
c
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 605,520
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 341,380
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,385,000 1,228,951
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,440,879
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,750,000 1,659,853
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,744,768

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
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(continued)
Florida (continued)
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. $ 325,000 $ 306,394
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,238,663
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 150,000 144,809
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 366,873
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,047,113
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,011,295
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,725,322
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 153,494
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,040,917
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 295,000 283,714
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 409,701
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 961,189
Bradbury Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 675,000 677,248
Special Assessment , 2023 , 5.25% , 5/01/43 .............................. 2,000,000 2,017,221
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 2,245,000 2,266,690
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 800,832
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 737,707
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 165,000 159,184
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 323,409
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 300,000 269,298
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 750,000 588,267
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 328,499
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,022,399
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,779,721
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 404,644
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,021,984
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,435,967
Buena Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2022 , 5.25% , 5/01/42 ............... 665,000 678,268
Assessment Area 1 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 1,135,000 1,174,740
c
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,740,222
c
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 89,047
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 374,300
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 406,913
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 325,559
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 623,833
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 734,705
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 548,695
Educational Growth Fund LLC , Revenue , 144A, 2021 B , Zero Cpn., 7/01/31 ...... 9,275,000 5,859,104
Educational Growth Fund LLC , Revenue, Senior Lien , 144A, 2021 A-1 , 5% , 7/01/56 1,000,000 910,751
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,395,276
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,317,448
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/40 ...... 1,235,000 1,172,859

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
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(continued)
Florida (continued)
c
Capital Trust Agency, Inc., (continued)
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... $ 3,805,000 $ 3,367,598
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 31,755,000 31,444,363
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 715,000 630,943
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,050,000 824,144
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 2,812,251
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 100,000 96,243
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 220,800
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 478,331
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 732,270
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,365,000 1,406,171
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,330,000 2,403,069
CFM Community Development District , Assessment Area , Special Assessment , 2021 ,
2.4% , 5/01/26 .................................................... 185,000 177,597
Chaparral Palm Bay Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,157,155
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,741,672
Chapel Creek Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 220,000 199,249
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 740,000 601,612
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 500,000 503,872
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,055,000 1,058,933
c
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 2.625% , 5/01/25 ............. 230,000 225,561
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 600,858
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,456,920
c
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 B , 5% , 10/01/36 .................................. 2,500,000 2,242,613
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 615,000 641,274
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,000,000 1,030,354
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,395,000 1,433,047
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,250,000 2,298,447
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 210,000 219,190
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,894,831
Coral Bay Lee County Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/42 ..................................... 250,000 253,258
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,145,000 2,161,650
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,700,000 1,710,245
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 795,135
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,015,035
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 786,429
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 700,140
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 220,000 211,416
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 385,000 343,932
Special Assessment , 2021 , 3% , 5/01/41 ................................. 1,115,000 857,919
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 330,000 342,340

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
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(continued)
Florida (continued)
Cordova Palms Community Development District, (continued)
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. $ 655,000 $ 675,226
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 215,000 215,480
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 340,000 347,842
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,020,000 1,039,458
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 2,005,000 2,048,225
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 805,000 797,424
Phase 1 , Special Assessment , 2022 , 4.625% , 5/01/42 ...................... 2,455,000 2,347,148
c
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 254,680
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 463,572
Cross Creek North Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/32 .............................. 460,000 452,672
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 2,340,000 2,179,681
Special Assessment , 2022 , 4.5% , 5/01/52 ............................... 1,750,000 1,611,024
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 1,000,000 1,006,101
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,255,000 1,261,660
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,075,000 1,084,159
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,506,738
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 182,892
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 705,697
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 876,490
c
Currents Community Development District ,
Assessments , Special Assessment , 144A, 2020 A , 4% , 5/01/40 ............... 3,100,000 2,749,689
Assessments , Special Assessment , 144A, 2020 A , 4% , 5/01/51 ............... 5,815,000 4,717,302
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,375,000 1,386,833
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,205,000 1,217,856
c
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 240,231
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 717,811
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,170,000 989,726
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 105,000 104,627
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 352,233
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 276,200
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,031,752
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 987,000
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,565,000 1,597,980
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,340,000 1,370,817
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,312,362
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,640,669
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 1,000,000 1,015,452
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 135,000 135,534
Special Assessment , 2023 , 5.25% , 5/01/43 .............................. 680,000 686,845
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,266,952
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,435,000 1,435,949
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 2,000,000 2,015,766

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
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Florida (continued)
DG Farms Community Development District ,
Special Assessment , 2020 , 2.75% , 5/01/25 .............................. $ 30,000 $ 29,479
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 189,348
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 260,000 228,711
DW Bayview Community Development District ,
c
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 250,000 240,746
c
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 401,732
c
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 982,740
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 186,546
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,128,430
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 85,000 81,810
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 115,000 104,350
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 485,000 387,853
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 405,000 426,428
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 1,000,000 1,057,862
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 238,236
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 622,074
East Nassau Stewardship District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 210,000 201,597
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 451,698
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,260,000 1,035,022
Assessments , Special Assessment , 2021 , 4% , 5/01/51 ...................... 1,515,000 1,234,841
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 106,861
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 284,546
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 370,000 363,435
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 586,173
Assessment Area , Special Assessment , 2022 , 4% , 5/01/42 ................... 1,640,000 1,465,066
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 320,000 306,712
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 634,149
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ 2,625,000 2,178,181
Assessment Area 2 , Special Assessment , 2022 , 3.375% , 5/01/32 .............. 1,985,000 1,806,963
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 4,000,000 3,414,849
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/52 ................. 7,690,000 5,956,320
c
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 444,253
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 936,473
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 518,385
c
Assessments , Special Assessment , 144A, 2021 , 2.125% , 5/01/26 ............. 100,000 95,588
c
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 336,558
c
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 757,078
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 135,000 129,689
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 245,000 220,198
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,245,000 999,283
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 135,000 128,628
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 358,485
Epperson Ranch II Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 3.25% , 5/01/25 ............... 190,000 187,853
Assessment Area 2 , Special Assessment , 2020 , 3.625% , 5/01/30 .............. 535,000 508,719
Assessment Area 2 , Special Assessment , 2020 , 4.2% , 5/01/40 ................ 1,460,000 1,333,100

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... $ 1,000,000 $ 812,224
c
Florida Development Finance Corp. ,
j
Brightline Florida Holdings LLC , Revenue , 144A, 2023 A , Refunding , Mandatory Put ,
7.5% , 8/15/24 ................................................... 6,000,000 5,972,915
j
Brightline Florida Holdings LLC , Revenue , 144A, 2023 C , Refunding , Mandatory Put ,
8% , 4/01/24 .................................................... 15,250,000 16,015,768
j
Brightline Trains Florida LLC , Revenue , 144A, 2019 A , Refunding , Mandatory Put ,
6.375% , 1/01/26 ................................................. 2,000,000 1,997,905
j
Brightline Trains Florida LLC , Revenue , 144A, 2019 A , Refunding , Mandatory Put ,
6.5% , 1/01/29 ................................................... 4,000,000 3,994,712
Brightline Trains Florida LLC , Revenue , 144A, 2019 B , 7.375% , 1/01/49 ......... 31,150,000 31,928,245
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 441,931
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 4,555,460
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 5,873,621
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,450,479
c
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 330,651
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,270,000 1,166,020
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 35,000 35,192
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 76,448
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 318,734
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 281,325
Gracewater Sarasota Community Development District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 190,000 182,322
Assessments , Special Assessment , 2021 , 2.95% , 5/01/31 ................... 500,000 449,778
Assessments , Special Assessment , 2021 , 3.35% , 5/01/41 ................... 3,170,000 2,543,649
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,100,000 1,009,226
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,090,037
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 195,805
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 451,285
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 980,333
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 598,274
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 610,525
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 154,640
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 354,235
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 200,000 202,529
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 645,000 664,723
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,000,000 1,022,407
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/40 ................. 540,000 499,112
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 733,605
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 181,847
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 426,651
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 460,000 458,121
Assessment Area 3 , Special Assessment , 2022 , 5% , 5/01/52 ................. 900,000 849,379
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 363,401
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 310,067

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Florida (continued)
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ $ 120,000 $ 115,784
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 403,784
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,125,000 926,790
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 290,000 291,143
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 781,140
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 770,000 774,029
Hills of Minneola Community Development District ,
c
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 .. 1,000,000 941,220
c
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 4% , 5/01/40 ... 2,625,000 2,335,976
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ 75,000 71,990
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 223,333
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 394,367
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 700,610
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 752,221
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 175,196
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 371,983
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 539,814
Hyde Park Community Development District No. 1 , Assessments , Special Assessment ,
2022 , 4% , 5/01/42 ................................................. 2,710,000 2,380,076
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 435,000 435,716
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,845,389
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 185,000 177,307
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 219,752
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 692,301
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,198,174
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,292,622
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,485,577
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 915,000 944,766
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 1,220,000 1,254,594
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 347,891
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 476,859
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 215,187
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 404,855
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,136,201
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 360,555
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 734,867
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 1,990,762
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 60,000 57,988
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 238,164
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 659,581
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,020,000 2,034,479
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 345,000 344,291
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 1,160,000 1,168,558
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 2,075,000 2,080,251

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
c
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... $ 1,235,000 $ 1,248,326
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 810,000 817,728
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 595,000 608,122
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 585,000 598,821
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. 810,000 830,794
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,905,000 1,953,360
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,025,671
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,455,800
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 126,940
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 252,370
Assessment Area 1 , Special Assessment , 2021 A-1 , 4.1% , 5/01/51 ............. 265,000 223,341
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 200,000 195,533
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 120,164
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 181,349
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 735,000 764,989
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,250,000 1,309,931
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 115,592
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 271,589
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 937,339
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2020 A , 3.75% , 5/01/40 ............. 525,000 453,246
Assessment Azario , Special Assessment , 2020 A , 3.9% , 5/01/50 .............. 770,000 632,037
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 231,675
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 .. 1,075,000 915,983
c
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.875% , 5/01/51 .. 2,640,000 2,129,904
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 409,056
c
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.75% , 5/01/40 ......................................... 2,100,000 1,824,648
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ 470,000 431,101
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 624,659
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 140,000 134,144
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 105,000 91,946
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 3% , 5/01/41 ..... 430,000 332,530
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,580,402
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,229,603
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 2.6% , 5/01/26 ................. 220,000 211,617
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 315,164
Assessments , Special Assessment , 2021 A-1 , 3.25% , 5/01/41 ................ 1,195,000 933,694
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,450,000 1,164,972
Assessments , Special Assessment , 2021 A-2 , 3.125% , 5/01/31 ............... 1,840,000 1,649,886
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 160,000 159,882
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 514,450
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 175,000 168,520
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 410,000 384,296
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 1,070,000 902,011

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Leomas Landing Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. $ 530,000 $ 433,062
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 6,990,000
Live Oak Lake Community Development District ,
Assessments , Special Assessment , 2020 , 4.4% , 5/01/40 .................... 1,600,000 1,494,590
Assessments , Special Assessment , 2020 , 4.6% , 5/01/51 .................... 2,845,000 2,563,385
c
Longleaf Community Development District ,
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ 850,000 861,880
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 1,160,000 1,178,635
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 123,535
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 393,212
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 513,955
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,278,553
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,500,000 2,549,160
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,922,091
LTC Ranch West Residential Community Development District ,
Assessment Area , Special Assessment , 2021 B , 3.25% , 5/01/31 ............... 4,000,000 3,673,984
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 637,662
Assessment Area 1 , Special Assessment , 2021 A , 3.45% , 5/01/41 ............. 1,250,000 1,023,165
c
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 254,665
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 658,493
c
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,795,000 1,929,497
Mangrove Point & Mangrove Manor ,
Community Development District , Special Assessment , 2022 , 4% , 5/01/32 ....... 345,000 337,123
Community Development District , Special Assessment , 2022 , 4.25% , 5/01/42 ..... 1,130,000 1,027,556
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,585,000 1,594,194
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 2.4% , 5/01/26 ....................... 120,000 115,198
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 185,196
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 790,000 622,621
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 483,405
Phase 4 , Special Assessment , 2021 , 2.4% , 5/01/26 ........................ 140,000 134,398
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 203,264
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 910,287
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 235,000 236,795
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 742,303
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,027,278
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,250,000 3,395,361
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 2,400,000 2,190,269
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 305,000 292,682
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 574,024
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,705,270
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 330,000 339,098
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 1,000,000 1,028,251
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,835,000 1,879,434
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. 265,000 256,457

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
New Port Tampa Bay Community Development District, (continued)
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... $ 500,000 $ 466,755
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,073,511
Special Assessment , 2021 , 4.125% , 5/01/52 ............................. 2,250,000 1,861,721
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 105,000 101,322
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 251,773
Assessment Area 2 , Special Assessment , 2021 A , 2.625% , 5/01/26 ............ 130,000 125,446
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 170,000 156,929
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 680,000 563,823
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 790,000 808,056
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 1,160,000 1,186,228
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 270,000 270,206
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,060,000 1,061,646
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,105,000 1,105,167
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 560,763
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,071,288
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 160,000 152,197
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 449,568
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 11/01/41 ............. 1,500,000 1,214,360
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 453,400
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 846,784
c
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 205,000 207,051
c
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,415,000 1,426,848
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3% , 5/01/25 ................... 305,000 300,668
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 806,964
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,023,534
Assessments , Special Assessment , 2020 A-1 , 4.25% , 5/01/51 ................ 1,960,000 1,667,732
Assessments , Special Assessment , 2020 A-2 , 4.2% , 5/01/35 ................. 855,000 816,015
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,500,000 1,595,369
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,960,000 5,022,230
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 485,000 489,311
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,130,001
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,404,607
c
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 161,616
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 295,522
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,957,778
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,515,244
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,000,000 2,161,077
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,619,825
Palm Coast Park Community Development District ,
Special Assessment , 2022 , 5.125% , 5/01/51 ............................. 1,500,000 1,470,061
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,017,201
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... 350,000 311,873
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 564,998

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Palm Coast Park Community Development District, (continued)
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 4% , 5/01/52 ............ $ 1,210,000 $ 981,221
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 458,813
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,493,998
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 818,632
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 5/01/43 .............. 1,500,000 1,498,987
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 1,605,000 1,606,023
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,090,420
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,554,731
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 195,000 188,035
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 215,385
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 653,710
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 145,000 145,991
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 520,000 528,368
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 840,000 852,641
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,478,320
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,652,175
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,100,000 1,107,665
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 911,306
c
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 65,000 62,283
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 211,081
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 826,506
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,048,483
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 661,555
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 136,048
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,006,023
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 141,006
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 646,366
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 280,000 292,356
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 1,000,000 1,043,611
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 120,000 114,487
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 181,501
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 990,000 795,174
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,360,000 2,065,285
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... 730,000 744,281
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 289,247
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 981,329
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 310,000 298,530
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 362,705
Special Assessment , 2021 , 3.15% , 5/01/41 .............................. 1,455,000 1,170,525

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. $ 100,000 $ 96,198
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 177,131
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 404,177
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,150,000 2,044,558
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 313,308
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 550,748
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 316,189
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 809,988
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 1,000,000 909,582
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 1,000,000 828,696
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 869,137
Assessment Area 3 , Special Assessment , 2020 A , 3.875% , 5/01/51 ............ 2,690,000 2,142,944
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 527,298
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,370,080
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3% , 5/01/25 .................... 170,000 167,623
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 450,979
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 769,932
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 953,218
Assessments , Special Assessment , 2020 B , 4.25% , 11/01/35 ................. 515,000 485,071
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 770,021
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,028,583
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 910,000 902,527
e
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 205,000 186,016
c
Rivers Edge III Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 2.4% , 5/01/26 ............... 100,000 96,078
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 300,000 272,271
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 634,601
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,685,000 1,451,640
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 401,197
Rolling Hills Community Development District ,
Assessment Area , Special Assessment , 2022 A-1 , 4% , 5/01/52 ............... 945,000 765,644
Assessment Area , Special Assessment , 2022 A-2 , Refunding , 3.65% , 5/01/32 .... 1,000,000 932,056
c
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,569,307
Rustic Oaks Community Development District ,
Assessments , Special Assessment , 2022 , 3.2% , 5/01/32 .................... 1,000,000 905,039
Assessments , Special Assessment , 2022 , 3.45% , 5/01/42 ................... 2,000,000 1,629,147
Assessments , Special Assessment , 2022 , 4% , 5/01/52 ...................... 3,950,000 3,214,768
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,076,223
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,707,688
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 725,959
c
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 220,523
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 237,564
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 576,381
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 277,533

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Saddle Creek Preserve of Polk County Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. $ 485,000 $ 403,332
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 172,871
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 324,702
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 672,154
Sandmine Road Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 288,166
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 932,933
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,691,479
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 155,000 148,238
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 422,824
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 984,471
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 290,000 283,982
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 735,602
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 672,972
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 645,231
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,008,080
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,472,534
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,114,339
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Savanna Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 400,945
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,081,629
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 480,000 483,679
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,517,080
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,614,099
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,045,201
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,044,664
Sawyers Landing Community Development District ,
Special Assessment , 2021 , 3.75% , 5/01/31 .............................. 1,400,000 1,286,971
Special Assessment , 2021 , 4.125% , 5/01/41 ............................. 3,055,000 2,535,418
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 456,207
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,124,473
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... 2,155,000 2,207,678
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,875,000 1,927,034
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 410,000 403,198
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 610,000 594,697
Special Assessment , 2022 , 4.5% , 5/01/42 ............................... 2,705,000 2,517,814
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Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 999,172
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 75,000 75,237
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 713,875
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Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 281,176
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 356,127
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 632,162
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 523,801
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 330,000 332,194

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
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Municipal Bonds
(continued)
Florida (continued)
Seminole Palms Community Development District, (continued)
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... $ 990,000 $ 1,011,348
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 1,000,000 1,019,195
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,740,248
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,603,094
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 356,395
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 868,208
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 1,000,000 1,006,955
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,375,000 1,384,429
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 330,000 309,573
Special Assessment , 2022 , 3% , 6/15/32 ................................. 765,000 679,519
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,386,624
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 252,394
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 1,010,571
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.125% , 11/01/25 .... 150,000 148,212
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 500,000 501,050
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,375,000 1,330,616
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,290,000 2,108,038
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 175,000 168,742
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 227,624
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.4% , 5/01/41 ....... 750,000 606,067
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 215,000 207,098
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 470,656
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 650,512
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,585,000 1,295,205
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 495,000 498,383
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,224,124
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,526,633
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 720,627
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 934,487
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 451,431
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 508,958
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 162,664
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 413,796
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 215,000 207,151
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 370,429
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 892,406
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,000,000 1,049,449
c
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 155,000 135,658
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 115,000 110,357
Special Assessment , 2021 , 3% , 5/01/31 ................................. 235,000 212,298
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 820,000 638,691
c
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 230,000 220,313

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
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(continued)
Florida (continued)
c
Stillwater Community Development District, (continued)
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ $ 325,000 $ 293,892
Special Assessment , 144A, 2021 , 3.5% , 6/15/41 .......................... 1,290,000 1,062,536
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 729,800
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,300,689
c
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 221,686
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 508,694
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,835,000 1,979,285
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 110,000 112,157
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 413,620
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 406,719
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 473,575
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 877,221
c
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,252,963
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 247,868
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 629,548
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,005,554
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 265,000 267,350
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 655,000 664,302
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 800,000 806,801
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 165,000 156,489
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 336,336
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 900,000 713,593
c
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 213,948
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 518,173
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 141,544
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 336,286
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 150,000 144,453
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 183,278
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 591,427
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 160,142
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 641,654
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 796,358
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 163,706
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 582,060
c
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,531,457
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ 350,000 359,048
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 940,013
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,725,000 1,750,872
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 340,000 337,702
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 459,045

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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(continued)
Florida (continued)
Sunbridge Stewardship District, (continued)
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ $ 1,000,000 $ 1,002,564
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.35% ,
5/01/52 ........................................................ 2,000,000 1,994,073
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 167,523
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 666,899
Tern Bay Community Development District ,
Special Assessment , 2022 , 3.4% , 6/15/32 ............................... 1,650,000 1,523,317
Special Assessment , 2022 , 4% , 6/15/42 ................................. 3,600,000 3,161,462
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 3,900,000 3,952,271
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 245,000 232,900
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 673,158
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 12/15/41 ............... 2,175,000 1,733,370
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 200,576
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 810,000 682,814
Tolomato Community Development District ,
Assessment Area , Special Assessment , 2022 B , Refunding , 3% , 5/01/32 ........ 1,500,000 1,360,911
Assessment Area , Special Assessment , 2022 C , Refunding , 3.2% , 5/01/32 ....... 1,500,000 1,377,760
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 476,529
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 195,000 180,433
c
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ 410,000 387,781
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 949,613
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 865,600
c
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 325,000 340,779
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,393,615
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 295,000 283,014
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 393,914
c
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 228,080
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 806,651
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 225,039
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 610,135
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 110,000 104,499
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 401,539
c
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 929,266
Tuckers Pointe Community Development District ,
Master Infrastructure Project , Special Assessment , 2022 , 3.625% , 5/01/32 ....... 4,500,000 4,192,499
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 255,000 244,571
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 518,369
Phase 1 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 1,505,000 1,321,776
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 740,000 746,067
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 505,125
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 514,606

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
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Florida (continued)
Twisted Oaks Pointe Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. $ 500,000 $ 514,448
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 200,000 201,679
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,049,894
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,527,275
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 80,000 80,021
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 383,296
Special Assessment , 2022 , 5.125% , 5/01/42 ............................. 1,540,000 1,542,436
Special Assessment , 2022 , 5.25% , 5/01/52 .............................. 2,000,000 1,979,535
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,055,000 1,093,232
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,355,000 1,404,342
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,425,000 1,473,502
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,205,371
c
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 65,000 58,556
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 128,070
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,091,812
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,345,689
V-Dana Community Development District ,
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... 375,000 352,865
c
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,595,763
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 367,357
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,057,052
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 900,000 908,092
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,900,000 1,938,629
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 2,505,000 2,555,358
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,685,000 1,703,640
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,485,000 3,502,341
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 155,000 149,113
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 290,000 264,146
c
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 600,000 502,127
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 75,000 72,152
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 59,205
c
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 230,142
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 1,145,000 1,157,517
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 500,000 502,454
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 610,214
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,060,413
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,567,596
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,043,995
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 257,186
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 500,000 478,875
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 711,179
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,369,756
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,537,527

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
Village Community Development District No. 13 ,
Phase III , Special Assessment , 2021 , 2.85% , 5/01/36 ....................... $ 1,645,000 $ 1,409,636
Phase III , Special Assessment , 2021 , 3% , 5/01/41 ......................... 2,440,000 1,947,614
Phase III , Special Assessment , 2021 , 3.25% , 5/01/52 ....................... 5,300,000 3,982,280
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,860,000 12,299,846
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 2.7% , 5/01/27 ....... 30,000 28,510
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 210,000 189,606
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 550,000 439,417
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,205,000 976,297
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,157
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 253,070
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 711,125
Assessment Area 4 , Special Assessment , 2022 A , 5.25% , 5/01/53 ............. 1,250,000 1,246,156
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 231,895
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 598,285
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 440,000 452,999
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,310,000 1,333,205
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 681,482
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 480,000 485,850
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 140,000 135,602
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 232,675
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 582,928
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 395,000 401,128
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 750,000 762,291
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 692,917
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,708,588
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,410,000 1,435,430
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,368,853
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 842,558
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 150,000 144,028
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 516,237
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,187,890
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 376,199
c
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 900,665
West Villages Improvement District ,
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 155,000 149,187
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 183,223
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 657,961
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 245,000 257,924
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 616,884
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 120,000 115,500
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 478,848
Unit of Development No. 8 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 1,000,000 822,452
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,933,923
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 275,000 277,740
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,500,000 1,535,287
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,055,295
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 190,000 183,251

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
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a
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a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westside Haines City Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. $ 350,000 $ 319,167
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 801,773
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,034,496
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,291,841
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 655,000 658,177
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 2,250,000 2,273,387
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 3,910,000 3,953,038
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... 225,000 225,750
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,250,000 1,267,501
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,000,000 1,016,732
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 508,634
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 147,426
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 513,238
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 949,374
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 335,000 338,609
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,491,290
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,237,680
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 170,000 163,231
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 225,173
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 757,063
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 936,914
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 999,590
Windward Community Development District ,
Special Assessment , 2020 A-1 , 3.65% , 5/01/30 ........................... 130,000 123,787
Assessments , Special Assessment , 2020 A-2 , 4.4% , 11/01/35 ................ 500,000 488,224
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 597,643
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,680,000 1,443,903
Assessment Area 1 , Special Assessment , 2020 , 3.875% , 5/01/50 .............. 1,960,000 1,570,011
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 135,000 129,873
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 135,510
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 660,000 532,776
Assessment Area 2 , Special Assessment , 2021 , 4% , 5/01/51 ................. 935,000 762,096
833,446,136
Georgia 0.9%
c
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,533,687
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,186,847
c
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,409,464
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 4,610,000 5,029,125
c
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/36 2,500,000 2,503,668
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/54 7,500,000 6,765,631
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,197,994

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
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(continued)
Georgia (continued)
Main Street Natural Gas, Inc., (continued)
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... $ 5,000,000 $ 5,314,939
42,941,355
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,332,325
Illinois 1.4%
Illinois Finance Authority ,
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.5% , 8/01/43 ........ 500,000 529,720
c
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,142,522
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,534,763
c
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 3,685,000 3,572,500
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,097,073
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
5/01/48 ........................................................ 4,030,000 3,223,329
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 8,348,189
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,120,006
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 3,020,000 3,157,289
Revenue , 2010 B-1 , Refunding , AGMC Insured , Zero Cpn., 6/15/45 ............ 18,100,000 6,897,097
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,162,073
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,836,945
c
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,438,338
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,469,043
68,528,887
Indiana 0.4%
c
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,227,335
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,324,661
c
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,626,025
c
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,874,408
Indiana Finance Authority , University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..
4,000,000 3,766,854
c
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,855,753
19,675,036
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 1,782,251
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,081,628
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,659,044
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 6,492,801
11,015,724

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
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a a a a a
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(continued)
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
$ 1,420,000 $ 1,347,861
Kentucky 0.6%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,500,278
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. 5,000,000 5,744,876
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 19,650,000 14,510,448
31,755,602
Louisiana 1.6%
Juban Trails Community Development District ,
Special Assessment , 2022 , 3.375% , 6/01/27 ............................. 100,000 95,814
Special Assessment , 2022 , 4.25% , 6/01/51 .............................. 1,235,000 1,061,058
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 280,000 266,983
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 617,416
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,221,550
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,690,377
Special Assessment , 2022 , 5.375% , 6/01/42 ............................. 730,000 743,423
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,448,798
c
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,830,000 1,917,645
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 2,970,000 2,521,269
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4.25% , 12/01/50 ........................................ 5,665,000 4,592,355
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,550,000 2,290,580
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 4,032,776 3,632,836
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,105,000 1,863,413
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 5,510,000 5,342,310
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,645,000 1,672,127
Patriot Services Group Obligated Group , Revenue , 144A, 2021 C , 5.5% , 10/01/61 . 6,300,000 5,089,860
Provident Group - ULM Properties LLC , Revenue , 144A, 2019 A , 5% , 7/01/54 .... 4,000,000 3,169,592
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 1,490,000 1,562,739
c
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,944,506
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 4,331,652
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 9,531,364
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,017,646
St. Tammany Parish Finance Authority ,
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/29 ....... 1,200,000 1,194,655
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/37 ....... 1,650,000 1,567,878
77,387,846
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 750,000 711,244
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,266,741
Urbana Community Development Authority , Special Tax , 2020 B , Refunding , 4% ,
7/01/40 ........................................................ 335,000 313,368
c
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,652,671
10,944,024

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
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a a a a a
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(continued)
Michigan 0.5%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... $ 15,000 $ 15,019
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,815,000 1,818,296
Kalamazoo Economic Development Corp. ,
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 800,000 764,971
c
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,400,558
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/43 1,120,000 985,112
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 7,274,289
c
Michigan Finance Authority ,
Thomas M Cooley Law School , Revenue , 144A, 2014 , Refunding , 6% , 7/01/24 ... 700,000 696,717
Thomas M Cooley Law School , Revenue , 144A, 2014 , 6.75% , 7/01/44 .......... 3,805,000 3,461,402
c
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 690,000 659,787
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 771,163
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,098,763
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,505,078
23,451,155
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,800,000 2,512,683
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 900,169
c
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,306,347
4,719,199
Mississippi 0.5%
c
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 849,518
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/35 800,000 752,860
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 790,484
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/41 3,000,000 2,560,658
Mississippi Home Corp. ,
c
Revenue , 144A, 2023 A-2 , 12% , 12/01/33 ............................... 875,000 842,602
c
Revenue , 144A, 2023 B-2 , 8% , 12/01/38 ................................ 4,390,000 4,134,291
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 7,000,000 5,196,754
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 C-5 , 5.1% , 6/01/62 8,000,000 6,080,380
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. 5,515,000 4,214,021
25,421,568
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 A , Refunding , 6% , 3/01/33 ......................... 3,885,000 3,968,120
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,426,185
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 821,374
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 2,700,290

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
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(continued)
Missouri (continued)
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... $ 3,600,000 $ 3,679,443
13,595,412
Nevada 0.8%
City of Henderson ,
Local Improvement District No. T-16 , Special Assessment , 2005 , 5.125% , 3/01/25 . 605,000 578,159
Local Improvement District No. T-18 , Special Assessment , 2016 , Refunding , 4% ,
9/01/32 ........................................................ 1,720,000 1,666,255
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 7,490,000 7,553,972
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 180,000 168,828
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 185,000 171,888
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 185,000 170,345
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 440,000 390,148
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 200,000 169,861
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 975,000 778,517
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,520,000 1,532,680
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 960,000 966,712
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 430,000 391,591
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 700,000 598,771
Special Improvement District No. 815 , Special Assessment , 2020 , 4.75% , 12/01/40 980,000 941,932
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 520,000 422,399
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 825,000 632,071
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 640,000 469,617
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,415,000 936,610
c
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,600,000 1,614,612
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,800,000 1,838,912
c
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 14,500,000 1,930,647
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 535,000 536,932
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 983,088
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 2,005,000 2,024,684
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 315,000 252,870
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 750,000 565,719
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 500,000 403,391
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 775,000 781,693
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/43 ..... 1,000,000 993,193
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. 1,000,000 1,003,210
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 300,000 299,766
c ,e
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 8,179,605 3,271,842
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 9,000,000 3,600,000
Tahoe-Douglas Visitors Authority , Revenue , 2020 , 5% , 7/01/51 .................
3,000,000 3,003,091
41,644,006

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
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(continued)
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... $ 100,000 $ 94,660
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,232,128
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,411,997
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 5,016,965
9,755,750
New Jersey 1.4%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,070,006
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,572,222
c,e
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 3,000,000 2,082,193
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 26,317,660
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,258,597
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 20,000,000 20,381,020
66,681,698
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 496,339
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 434,435
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,132,839
2,063,613
New York 2.9%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,869,926
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,612,452
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,467,225
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 31,255,380
Revenue , 2020 D , 4% , 11/15/50 ....................................... 11,500,000 11,009,220
New York Liberty Development Corp. ,
c
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 7,500,000 7,526,100
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 23,000,000 27,330,327
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,224,526
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 13,505,000 13,432,536
c
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 57,000,000 16,465,248
141,192,940
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 3,550,000 3,560,369
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 3,018,264
c ,e
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 86,250
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 420,000
7,084,883

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
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a
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a a a a a
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(continued)
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. $ 39,050,000 $ 37,267,676
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,467,340
Cleveland-Cuyahoga County Port Authority ,
c
Flats East Bank TIF District , Tax Allocation , 144A, 2021 B , Refunding , 4.5% , 12/01/55 1,500,000 1,282,889
c
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,150,000 949,720
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 700,000 711,679
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/43 ...... 700,000 710,425
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,943,206
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,815,511
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 7,800,222
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,806,328
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 18,322,549
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,305,547
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,130,477
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,337,462
Ohio Housing Finance Agency ,
Revenue , 2023 C , 8% , 8/01/34 ........................................ 1,000,000 1,028,565
c
Middletown Phase Two LP , Revenue , 144A, 2023 C , 8% , 9/01/39 .............. 1,400,000 1,458,686
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,769,238
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 958,253
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 905,928
c
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,775,893
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,648,912
163,396,506
Oklahoma 0.1%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... 1,000,000 1,007,931
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 6,500,000 6,449,577
7,457,508
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 485,491
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,158,708
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,395,614
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,060,520
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,417,638

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Yamhill County Hospital Authority, (continued)
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. $ 6,115,000 $ 4,749,294
14,267,265
Pennsylvania 1.9%
c
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 4,944,064
Center City Investment Corp. , Revenue , 144A, 2022 , 5.25% , 5/01/42 ........... 6,175,000 6,177,673
Berks County Industrial Development Authority ,
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/29 ........ 460,000 246,740
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/31 ........ 5,000,000 2,627,379
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/32 ........ 2,845,000 1,494,003
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/34 ........ 1,735,000 900,996
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/39 ........ 455,000 236,283
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/47 ........ 4,725,000 2,450,275
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/50 ........ 1,135,000 589,337
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/50 ........ 1,000,000 516,961
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2012 A , 5% , 11/01/40 ............... 1,300,000 674,389
Tower Health Obligated Group , Revenue , 2012 A , 4.25% , 11/01/41 ............. 235,000 121,992
Tower Health Obligated Group , Revenue , 2012 A , 5% , 11/01/44 ............... 1,100,000 570,499
c
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,230,000 3,623,967
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 325,000 323,378
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 1,000,000 958,743
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,584,377
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 902,962
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,029,882
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 3,800,093
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,444,131
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 792,593
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,000,000 950,327
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 3,500,000 3,316,686
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ 680,000 637,515
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,775,131
Pennsylvania Turnpike Commission ,
Revenue , B-2 , Zero Cpn., 12/01/37 .................................... 20,000,000 19,641,940
Revenue , B-2 , Zero Cpn., 12/01/40 .................................... 25,075,000 24,006,218
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,442,716
91,781,250
South Carolina 1.3%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,094,628
c
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,804,599
South Carolina Jobs-Economic Development Authority ,
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 14,400,000 10,958,591
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 25,550,000 17,975,723
c
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,398,591

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
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a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ $ 1,750,000 $ 1,460,089
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 2,982,492
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 9,507,234
65,181,947
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,078,285
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,777,127
7,855,412
Tennessee 1.4%
c
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 990,639
Cleveland Forward Phase Two LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 990,640
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/27 ................................................... 19,365,000 17,153,709
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/28 ................................................... 19,400,000 16,585,205
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,959,179
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/30 ................................................... 19,370,000 15,359,056
67,038,428
Texas 11.0%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,152,008
Central Texas Regional Mobility Authority ,
Revenue , 2010 , Zero Cpn., 1/01/35 .................................... 3,000,000 2,001,279
Revenue , 2010 , Zero Cpn., 1/01/37 .................................... 2,500,000 1,480,939
Revenue , 2010 , Zero Cpn., 1/01/38 .................................... 2,405,000 1,342,624
Revenue , 2010 , Zero Cpn., 1/01/39 .................................... 2,545,000 1,336,362
c
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. 972,000 992,012
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,943,450
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 268,450
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 755,864
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/15/51 .............................. 1,406,000 1,182,561
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 157,000 149,211
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 474,963
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 765,339
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,097,842

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
c
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ $ 1,075,000 $ 1,098,708
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,630,388
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 852,000 874,731
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,865,035
c
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.125% , 9/15/43 ....................................... 690,000 689,563
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/53 ......................................... 1,408,000 1,409,771
City of Celina ,
c
Celina Hills Public Improvement District , Special Assessment , 144A, 2022 , 4.875% ,
9/01/42 ........................................................ 1,084,000 1,046,976
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 777,157
c
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,664,000 1,685,487
c
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 210,348
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 586,000 588,167
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/43 ....................................... 1,624,000 1,647,308
c
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,741,000 1,754,426
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 431,000 432,711
c
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,575,728
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 195,000 192,503
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 370,366
c
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 502,186
c
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ 500,000 452,072
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 245,000 223,723
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 198,621
c
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 669,435
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 405,000 405,537
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.125% , 9/01/43 ................................................. 1,225,000 1,213,587
c
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,858,453
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 440,000 441,549
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 822,439

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
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Principal
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ $ 1,005,000 $ 1,018,438
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 229,244
c
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 1,012,062
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 245,000 238,072
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 453,254
c
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4.25% , 9/01/41 ......... 2,015,000 1,841,523
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 145,000 138,077
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 137,051
c
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 1,017,967
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,524,218
c
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 2,031,450
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 211,558
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 304,244
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/01/43 ........................................... 1,009,000 873,863
c
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 859,670
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,791,000 1,504,875
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 92,000 84,611
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 217,804
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 920,756
c
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 4% , 9/01/51 .......................... 7,000,000 5,743,215
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 491,000 495,768
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... 1,169,000 1,192,909
c
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,524,348
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 234,000 236,234
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 816,842
c
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,325,540
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 360,001
c
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 415,827
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 137,638

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ $ 350,000 $ 313,263
c
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 799,691
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 140,678
c
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 310,697
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 496,834
c
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,327,442
c
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 382,185
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/15/41 .............................. 1,000,000 872,135
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/15/51 ............................... 2,000,000 1,692,811
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 156,457
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,094,274
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 723,476
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 555,613
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,219,488
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 256,000 263,570
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,857,724
c
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,445,000 12,723,908
c
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,444,000 1,453,929
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 270,180
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 759,585
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.25% , 9/01/52 ................... 1,000,000 980,772
c
City of Decatur , Vista Park Public Improvement District No. 1 Improvement Area No. 1 ,
Special Assessment , 144A, 2023 , 6.875% , 9/15/54 ......................... 2,160,000 2,223,789
c
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,420,286
c
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 395,000 396,415
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,216,337
c
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 361,085

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
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c
City of Elmendorf, (continued)
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. $ 1,205,000 $ 987,553
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 1,172,000 935,547
c
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 300,000 283,587
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 644,654
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,591,611
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 4% , 8/15/51 ........................................... 1,765,000 1,455,188
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 113,312
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 585,844
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 839,189
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,639,909
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,566,208
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 591,000 559,424
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 1,163,000 1,074,562
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.875% , 8/15/50 ....................................... 1,772,000 1,626,114
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,101,279
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 970,180
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 275,000 275,802
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 357,000 358,208
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... 1,287,000 1,293,291
c
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 845,000 764,193
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 1,010,955
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4% , 9/01/51 ................................ 1,577,000 1,282,035
c
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 1,150,000 1,147,688
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,273,388
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,634,444
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 965,000 963,060
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,532,138

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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c
City of Fort Worth, (continued)
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... $ 1,975,000 $ 1,923,369
c
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 388,073
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 953,925
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 632,356
c
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 191,000 179,429
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 132,659
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 1,025,919
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 500,000 449,235
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 435,000 384,113
c
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.5% , 9/01/26 ............................... 138,000 129,861
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 235,834
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 844,308
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
2.75% , 9/01/26 .................................................. 171,000 161,927
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 359,451
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 862,627
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,862,892
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 206,000 186,501
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 438,963
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 943,051
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 876,495
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,042,868
c
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 425,429
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,166,009
c
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 202,292
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 459,824

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
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City of Kaufman, (continued)
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 6% , 9/15/52 . $ 93,000 $ 96,298
City of Kyle ,
c
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,380,000 1,067,740
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 359,615
c
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.625% , 9/01/40 ....................................... 1,310,000 1,079,421
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.75% , 9/01/26 ........................................ 125,000 119,540
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 477,450
c
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,172,829
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,283,323
c
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,417,929
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 402,118
Kyle 57 Public Improvement District , Special Assessment , 2022 , 5% , 9/01/42 ..... 2,105,000 2,061,754
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 178,583
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/43 ............................... 678,000 686,416
c
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,265,025
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 478,569
c
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. 1,185,000 1,081,356
c
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,046,614
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,241,380
c
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 3,029,132
c
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 1,400,000 1,483,270
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 276,070
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.75% , 9/01/42 .......................... 1,045,000 870,332
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 567,141
c
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,043,000 2,077,199
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,765,777
c
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,248,287
c
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 500,000 476,675
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 926,022

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
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c
City of Lavon, (continued)
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... $ 2,259,000 $ 1,961,743
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/15/52 ....................................... 5,295,000 4,395,980
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 305,000 285,580
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 424,121
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 887,699
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.5% , 9/15/52 ......................................... 1,495,000 1,291,791
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,000,000 1,032,209
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 483,393
c
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,709,279
c
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 361,000 339,315
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 676,607
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,391,090
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 225,000 213,111
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 252,090
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.125% , 9/01/42 ............................. 1,097,000 945,784
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.375% , 9/01/52 ............................. 1,705,000 1,434,294
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 227,234
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 749,294
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/54 ........................................................ 1,890,000 1,502,482
c
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 250,000 251,150
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 329,538
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/26 ............................. 135,000 125,262
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 217,411
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 274,385
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 552,085
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 731,128
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 825,282

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
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c
City of Manor, (continued)
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. $ 1,225,000 $ 1,050,662
c
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 320,981
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 887,644
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,244,343
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 140,829
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 409,060
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 588,090
c
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 105,000 98,321
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 500,150
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 700,860
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 254,991
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.75% , 9/15/52 ........................................ 2,830,000 2,842,478
c
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ 647,000 649,474
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 3,021,000 3,045,068
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 5,021,035
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 758,522
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,223,286
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 1,025,172
c
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 375,146
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/15/41 ................................................. 1,105,000 934,569
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,356,163
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 230,000 220,177
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 378,996
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.75% , 9/15/32 .............................. 625,000 623,839
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/42 .............................. 1,516,000 1,493,632
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.375% , 9/15/52 ............................. 2,509,000 2,480,537

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Texas (continued)
c
City of Midlothian, (continued)
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... $ 309,000 $ 310,229
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 761,144
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,435,365
c
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 529,721
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 512,305
c
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/26 ............................. 141,000 134,556
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 301,207
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 786,101
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,279,826
c
City of Oak Point ,
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 274,679
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 1,009,190
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 1,060,000 879,746
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 140,858
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 643,000 495,622
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 987,000 816,037
c
City of Pilot Point ,
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 204,634
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 806,124
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,450,000 1,461,814
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 203,493
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,136,436
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 306,951
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 755,742
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,303,000 1,313,616
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 510,511
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 4,062,555
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 941,741

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
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Texas (continued)
c
City of Pilot Point, (continued)
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... $ 810,000 $ 836,116
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,107,266
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,654,522
c
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,750,000 6,368,203
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,277,000 1,800,636
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,062,463
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,325,751
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,324,139
c
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
2.875% , 9/01/25 ................................................. 54,000 52,496
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 166,392
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 559,097
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. 930,000 784,947
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 180,000 175,668
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 272,216
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,139,000 978,625
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 2.5% ,
9/01/26 ........................................................ 60,000 56,207
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 112,289
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 256,876
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 354,161
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 382,000 387,251
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/01/42 ....................................... 850,000 827,337
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,128,609
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,205,077
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,024,930
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 2,028,315
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,024,107
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,411,512

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
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(continued)
Texas (continued)
c
City of Princeton, (continued)
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. $ 1,380,000 $ 1,430,618
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 250,000 250,170
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 2,037,978
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 182,976
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 396,465
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 556,000
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 97,029
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 397,639
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 504,629
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 467,533
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,011,000 1,002,782
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,177,315
c
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. 145,000 135,445
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 309,462
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 392,945
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 665,000 550,505
c
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 3.75% , 9/15/31 ........................ 300,000 282,505
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.125% , 9/15/41 ....................... 600,000 533,619
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.25% , 9/15/51 ........................ 1,000,000 846,158
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 200,000 189,623
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 713,758
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 4% , 9/15/51 ................. 1,172,000 971,710
c
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 208,454
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 531,089
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 626,970
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 600,390
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,300,651

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
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Texas (continued)
c
City of Royse City, (continued)
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. $ 210,000 $ 203,909
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. 375,000 359,141
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 552,121
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 416,341
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 1,036,817
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,499,697
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,107,000 1,147,696
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,405,733
c
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 779,023
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 366,318
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 892,055
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,235,847
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ 100,000 104,132
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,800,000 1,792,945
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,236,876
City of San Marcos ,
c
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,300,276
Whisper Public Improvement District , Special Assessment , 2020 , 4.375% , 9/01/25 . 160,000 160,097
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 305,442
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,318,267
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,313,840
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 300,000 288,832
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 406,208
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/01/42 .................................................. 1,221,000 1,085,075
c
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4.5% ,
9/01/51 ........................................................ 1,621,000 1,419,590
c
City of Santa Fe ,
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.875% , 9/01/42 ................................................. 508,000 488,893
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 , 5% ,
9/01/52 ........................................................ 858,000 812,816
c
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 381,000 371,869
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 643,980

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
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(continued)
Texas (continued)
c
City of Sinton, (continued)
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. $ 1,000,000 $ 976,777
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,205,987
c
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,016,843
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,350,452
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 285,000 264,138
c
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,169,726
c
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 1,017,372
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 1,031,223
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
2.625% , 9/15/26 ................................................. 126,000 118,441
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 250,000 224,271
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 1,105,000 889,973
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/15/51 ........................................................ 2,024,000 1,698,987
c
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ 302,000 309,577
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,413,964
c
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 129,000 121,097
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 271,000 239,817
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 1,006,000 788,242
c
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Second Lien , 144A, 2021 B , 3.5% ,
10/01/31 ....................................................... 450,000 388,200
Conroe Convention Center Hotel , Revenue, Second Lien , 144A, 2021 B , 5% ,
10/01/50 ....................................................... 1,200,000 991,034
c
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 89,747
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 665,121
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,425,609
c
County of Medina ,
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 815,000 759,074
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 743,632
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,121,080
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 125,000 117,097

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
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c
County of Medina, (continued)
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... $ 400,000 $ 372,263
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 958,094
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.75% , 9/01/50 ........................ 870,000 768,720
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 8,850,000 6,785,269
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,893,092
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,274,331
c
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 395,000 395,599
Special Assessment , 144A, 2023 , 5.25% , 9/01/43 ......................... 1,618,000 1,617,608
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,394,002
e
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
New Hope Cultural Education Facilities Finance Corp. ,
e
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 33,000
e
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 1,533,000
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,473,322
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 4,584,844
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,079,590
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 2,980,530
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 30,000,000 26,850,000
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,359,230
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... 12,600,000 10,272,651
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,500,000 1,996,295
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 410,587
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,061,753
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,270,000 14,468,528
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 6,295,000 6,014,405
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,200,000 2,767,729
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,000,000 821,412
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 882,880
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,202,821
c
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 1,000,000 965,785
Special Assessment , 144A, 2021 , 4.75% , 9/15/41 ......................... 5,000,000 4,795,299
Special Assessment , 144A, 2021 , 5% , 9/15/51 ............................ 4,250,000 3,995,725
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 228,033
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4% , 9/15/41 ................................................ 1,000,000 872,867
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4.25% , 9/15/51 ............................................. 1,160,000 988,977

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority ,
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... $ 7,500,000 $ 3,806,522
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,550,205
c
Northwood Municipal Utility District No. 1 ,
GO , 144A, 2020 , Refunding , 3.5% , 8/01/25 .............................. 585,000 575,838
GO , 144A, 2020 , Refunding , 4% , 8/01/31 ................................ 1,070,000 1,060,443
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 4,066,886
e
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
South Manvel Development Authority ,
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/38 ........................................................ 500,000 502,707
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/43 ........................................................ 1,355,000 1,325,549
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5.25% ,
4/01/50 ........................................................ 1,395,000 1,381,515
c
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 525,000 495,420
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 675,472
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 689,244
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,100,124
c
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 443,557
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,377,731
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.375% ,
9/15/52 ........................................................ 2,400,000 2,362,536
c
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ 139,000 131,783
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 183,883
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 429,866
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/51 ........................................................ 509,000 415,698
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 751,015
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,851,220
c
Travis County Development Authority ,
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 307,180
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 879,870
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,253,836
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 227,181
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 348,043
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 387,751
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 635,132
536,984,742

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah 0.5%
Military Installation Development Authority ,
Military Recreation Assessment Area , Revenue , 2021 A-1 , 4% , 6/01/52 ......... $ 3,000,000 $ 2,225,147
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/36 ......... 2,250,000 1,979,126
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/41 ......... 5,000,000 4,151,529
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/52 ......... 21,745,000 16,128,606
c
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 447,347
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 722,147
25,653,902
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,285,598
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,691,305
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,755,175
17,732,078
Washington 1.3%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ 10,000,000 10,197,453
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
385,000 424,540
j
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 12% , 3/01/24 ........................... 23,750,000 23,750,000
c
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 10,745,693
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 3,109,328
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 1,594,110
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,152,459
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 7,318,811
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 4,969,027
63,261,421
West Virginia 0.1%
c
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 1,000,000 1,061,044
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 2,000,000 2,147,916
3,208,960
Wisconsin 2.8%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 4% , 12/01/40 ..................... 1,070,000 879,135
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 7,225,000 5,672,127
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 7,900,000 7,647,706
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/45 .......... 1,805,000 1,706,317
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 3,974,139
c
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,568,051
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/40 ................... 815,000 808,665

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
c
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... $ 1,380,000 $ 1,294,125
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 781,742
c
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,935,766
c
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 10,442,522
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/39 .. 1,230,000 1,181,286
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 7,600,000 6,861,089
c
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 1,920,000 1,706,483
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 7,480,000 7,807,219
c
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 13,200,000 13,200,000
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 274,952
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 796,694
c
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 983,369
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 C , 4.6% , 12/01/37 5,460,000 4,691,160
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/37 ............................................ 1,000,000 925,624
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,389,058
c
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. 12,975,000 11,191,393
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 4% , 10/15/31 .......... 185,000 169,322
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 520,062
c
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 974,330
c
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... 11,680,000 7,710,110
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/31 ............. 600,000 585,308
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,952,250
c
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,105,590
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,455,723
c
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,706,936
c
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 2,029,054
c
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,865,000 1,463,838
c,j
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 2,000,000 1,654,560
c,j
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 18,000,000 15,384,985
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 160,000 143,404
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 251,785
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 761,166
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,004,357
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 658,081
137,249,483
U.S. Territories 8.3%
District of Columbia 0.9%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , Zero
Cpn., 6/15/46 ..................................................... 175,000,000 42,353,885
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
6,830,000 6,629,795
Puerto Rico 7.3%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
2,500,000 2,529,147
Commonwealth of Puerto Rico ,
k
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 —
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 1 1

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, (continued)
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ $ 2,166,031 $ 2,419,089
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 15,191,884 14,746,095
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 30,097,374
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 27,684,144 25,713,969
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 13,288,775 12,010,451
GO , 2022 A-1 , Zero Cpn., 7/01/24 ..................................... 253,356 250,008
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 2,011,366 1,296,411
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
34,858,605 33,289,968
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,458
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
575,050 577,337
c
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,300,919
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 31,750,000 32,056,257
e
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 1,575,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 1,590,720
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 1,443,750
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... 25,000,000 6,625,000
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 29,750,000 7,883,750
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 1,325,000
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 1,443,750
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 522,244
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 527,456
Revenue , XX , 5.75% , 7/01/36 ........................................ 23,620,000 6,259,300
Revenue , XX , 5.25% , 7/01/40 ........................................ 10,895,000 2,887,175
e
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 15,240,000 10,668,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 63,715,000 64,192,735
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. 25,400,000 8,269,387
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 231,837,000 56,008,226
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,945,138
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 13,495,000 13,461,292
355,154,407
Total U.S. Territories .................................................................... 404,138,087
Total Municipal Bonds (Cost $ 4,651,725,715 ) ...................................
4,465,373,552
Shares
Escrows and Litigation Trusts 0.1%
b ,l
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
4,927,366
Total Long Term Investments (Cost $ 4,893,562,612 ) .............................
4,695,971,198
a
a a a a
Short Term Investments 2.9%
Principal
Amount
Municipal Bonds 2.9%
California 0.2%
m
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 3.5% , 5/15/48 ...
11,000,000 11,000,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Louisiana 0.2%
m
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 3.65% , 5/01/43 $ 7,400,000 $ 7,400,000
Maryland 0.0%
†
m
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.6% ,
11/01/37 ........................................................ 500,000 500,000
Massachusetts 0.0%
†
m
Massachusetts Development Finance Agency , Trustees of Boston University , Revenue ,
2008-U6C , LOC TD Bank NA , Daily VRDN and Put , 3.55% , 10/01/42 ........... 300,000 300,000
m
Massachusetts Health & Educational Facilities Authority ,
Baystate Total Home Care, Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN
and Put , 3.65% , 7/01/39 ........................................... 600,000 600,000
President and Fellows of Harvard College , Revenue , R , Daily VRDN and Put , 2.6% ,
11/01/49 ....................................................... 500,000 500,000
1,400,000
Minnesota 0.2%
m
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.6% , 11/15/48 ..... 9,770,000 9,770,000
m
Midwest Consortium of Municipal Utilities , Revenue , 2005 B , LOC US Bank NA , Daily
VRDN and Put , 3.3% , 10/01/35 ....................................... 300,000 300,000
10,070,000
Missouri 0.0%
†
m
Health & Educational Facilities Authority of the State of Missouri ,
Washington University (The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.6% , 3/01/40 .................................. 600,000 600,000
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 3.45% , 2/15/33 .............................................. 700,000 700,000
1,300,000
New York 1.1%
m
City of New York ,
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.75% , 6/01/44 2,500,000 2,500,000
GO , 2020 B-3 , Daily VRDN and Put , 3.8% , 10/01/46 ....................... 12,585,000 12,585,000
m
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.55% , 1/01/34 900,000 900,000
m
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 3.45% , 6/15/38 ........................... 31,300,000 31,300,000
m
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 3.7% , 6/15/49 .................................. 3,200,000 3,200,000
Water & Sewer System , Revenue , 2021 EE-1 , Daily VRDN and Put , 3.45% , 6/15/45 1,100,000 1,100,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 3.8% ,
6/15/33 ........................................................ 2,940,000 2,940,000
m
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.75% , 8/01/42 .......... 500,000 500,000
55,025,000
North Carolina 0.8%
m
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 3.65% , 1/15/37 .......................... 20,285,000 20,285,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.65% , 1/15/48 ................................. 2,000,000 2,000,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina (continued)
m
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.65% , 1/15/48 ................................. $ 15,000,000 $ 15,000,000
37,285,000
Ohio 0.1%
m
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.5% , 6/01/34 .................. 7,700,000 7,700,000
Oregon 0.1%
m
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 3.45% , 8/01/34 ............ 1,700,000 1,700,000
m
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 3.45% ,
12/01/44 ........................................................ 350,000 350,000
2,050,000
Tennessee 0.2%
m
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 3.55% , 6/01/42 ................................... 9,400,000 9,400,000
Total Municipal Bonds (Cost $ 143,130,000 ) .....................................
143,130,000
Total Short Term Investments (Cost $ 143,130,000 ) ...............................
143,130,000
a
Total Investments (Cost $ 5,036,692,612 ) 98.8% ..................................
$4,839,101,198
Other Assets, less Liabilities 1.2% .............................................
55,411,818
Net Assets 100.0% ...........................................................
$4,894,513,016
See Abbreviations on page 178 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $1,641,359,329, representing 33.5% of net assets.
d
See Note 9 regarding restricted securities.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
See Note 1(c) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Income may be received in additional securities and/or cash.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
The maturity date shown represents the mandatory put date.
k
The coupon rate shown represents the rate at period end.
l
Non-income producing.
m
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
129
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.41 $11.48 $11.84 $12.20 $11.47
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.23 0.22 0.28 0.31
Net realized and unrealized gains (losses) ........... 0.23 (1.07) (0.36) (0.37) 0.74
Total from investment operations .................... 0.50 (0.84) (0.14) (0.09) 1.05
Less distributions from:
Net investment income .......................... (0.27) (0.23) (0.22) (0.27) (0.32)
Net asset value, end of year ....................... $10.64 $10.41 $11.48 $11.84 $12.20
Total return
d
................................... 4.88% (7.32)% (1.24)% (0.71)% 9.29%
Ratios to average net assets
Expenses
e
.................................... 0.89% 0.89% 0.88% 0.86% 0.87%
Net investment income ........................... 2.60% 2.20% 1.83% 2.31% 2.64%
Supplemental data
Net assets, end of year (000’s) ..................... $49,501 $54,360 $64,555 $58,926 $44,347
Portfolio turnover rate ............................ 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.41 $11.47 $11.83 $12.20 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.25 0.24 0.30 0.33
Net realized and unrealized gains (losses) ........... 0.22 (1.06) (0.36) (0.38) 0.75
Total from investment operations .................... 0.51 (0.81) (0.12) (0.08) 1.08
Less distributions from:
Net investment income .......................... (0.29) (0.25) (0.24) (0.29) (0.34)
Net asset value, end of year ....................... $10.63 $10.41 $11.47 $11.83 $12.20
Total return
d
................................... 4.94% (7.10)% (1.09)% (0.64)% 9.55%
Ratios to average net assets
Expenses
e
.................................... 0.74% 0.74% 0.73% 0.72% 0.72%
Net investment income ........................... 2.74% 2.35% 2.00% 2.48% 2.79%
Supplemental data
Net assets, end of year (000’s) ..................... $146,609 $166,958 $218,895 $245,351 $307,452
Portfolio turnover rate ............................ 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.53 $11.62 $11.98 $12.35 $11.60
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.19 0.17 0.23 0.27
Net realized and unrealized gains (losses) ........... 0.23 (1.09) (0.36) (0.38) 0.76
Total from investment operations .................... 0.46 (0.90) (0.19) (0.15) 1.03
Less distributions from:
Net investment income .......................... (0.23) (0.19) (0.17) (0.22) (0.28)
Net asset value, end of year ....................... $10.76 $10.53 $11.62 $11.98 $12.35
Total return
d
................................... 4.41% (7.78)% (1.54)% (1.26)% 8.95%
Ratios to average net assets
Expenses
e
.................................... 1.28% 1.28% 1.27% 1.26% 1.27%
Net investment income ........................... 2.14% 1.76% 1.44% 1.90% 2.24%
Supplemental data
Net assets, end of year (000’s) ..................... $7,725 $11,612 $17,988 $27,111 $31,713
Portfolio turnover rate ............................ 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.42 $11.48 $11.84 $12.20 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.25 0.31 0.34
Net realized and unrealized gains (losses) ........... 0.22 (1.06) (0.35) (0.36) 0.76
Total from investment operations .................... 0.52 (0.80) (0.10) (0.05) 1.10
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.26) (0.31) (0.36)
Net asset value, end of year ....................... $10.64 $10.42 $11.48 $11.84 $12.20
Total return .................................... 5.09% (6.96)% (0.86)% (0.50)% 9.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.61% 0.59% 0.58% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.59%
d
0.60% 0.58% 0.57% 0.58%
Net investment income ........................... 2.87% 2.49% 2.13% 2.60% 2.93%
Supplemental data
Net assets, end of year (000’s) ..................... $18,635 $23,528 $20,888 $16,909 $12,458
Portfolio turnover rate ............................ 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.41 $11.47 $11.83 $12.20 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.26 0.25 0.30 0.34
Net realized and unrealized gains (losses) ........... 0.22 (1.06) (0.36) (0.37) 0.75
Total from investment operations .................... 0.52 (0.80) (0.11) (0.07) 1.09
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.25) (0.30) (0.35)
Net asset value, end of year ....................... $10.63 $10.41 $11.47 $11.83 $12.20
Total return .................................... 5.05% (7.01)% (0.99)% (0.54)% 9.65%
Ratios to average net assets
Expenses
d
.................................... 0.64% 0.64% 0.63% 0.61% 0.62%
Net investment income ........................... 2.84% 2.45% 2.10% 2.55% 2.89%
Supplemental data
Net assets, end of year (000’s) ..................... $84,294 $107,830 $109,947 $106,533 $60,927
Portfolio turnover rate ............................ 10.76% 11.16% 21.84% 18.21% 12.59%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 895,386
Total Corporate Bonds (Cost $ 900,000 ) ........................................
895,386
b
Senior Floating Rate Interests 0.3%
Residential REITs 0.3%
a ,c
Centennial Gardens LP , Delayed Draw CME Term Loan, 1 , 6.89% , ( 1-month SOFR +
1.55% ), 7/27/24 ................................................... 1,000,000 1,007,843
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,007,843
Municipal Bonds 97.8%
California 0.4%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,200,000 1,079,122
Florida 0.8%
d
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 516,956
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,747,500
2,264,456
Illinois 0.4%
State of Illinois ,
GO , 2017 D , 5% , 11/01/27 ........................................... 140,000 148,927
GO , 2020 B , 5% , 10/01/29 ........................................... 1,000,000 1,098,525
1,247,452
Massachusetts 89.3%
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,567,859
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,428,388
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,220,291
GO , 2022 E , 5% , 11/01/52 ........................................... 3,000,000 3,249,498
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,276,529
Revenue , 2005 , Refunding , AGMC, NATL Insured , 5.5% , 1/01/34 .............. 11,900,000 14,225,682
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,946,403
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 5,052,687
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,237,784
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,469,714
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , A , 5% , 7/01/40 .................................... 5,000,000 5,092,862
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,669,720
Sales Tax , Revenue, Senior Lien , B , Refunding , 5% , 7/01/33 ................. 2,500,000 2,564,095
Massachusetts Clean Water Trust (The) , Revenue , 1999 A , 5.75% , 8/01/29 ........
250,000 252,390
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 3,030,033
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,089,889
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 1,500,000 1,782,493
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 2,500,000 2,698,630
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,876,217
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 5,017,796
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 7,045,705
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,219,027
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... 435,000 406,089
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 257,122
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/26 ........ 640,000 639,636

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/31 ........ $ 870,000 $ 872,655
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 452,766
d
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 445,677
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 5% , 7/01/33 ....... 1,880,000 2,026,465
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 7,500,000 7,372,574
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,605,074
Merrimack College , Revenue , 2021 B , 4% , 7/01/42 ........................ 475,000 437,642
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 3,158,677
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 1,002,621
d
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,110,407
d
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,149,903
Northeastern University , Revenue , 2014 A , 5% , 3/01/44 ..................... 5,000,000 5,000,835
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,658,289
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 5,000,320
President and Fellows of Harvard College , Revenue , 2016 A , Refunding , 5% , 7/15/33 5,000,000 5,254,321
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/34 . 735,000 719,573
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 700,530
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 455,227
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,491,207
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,782,459
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,810,134
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 6,590,000 6,857,171
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 2,695,000 2,276,580
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,764,695
Suffolk University , Revenue , 2021 , 4% , 7/01/51 ........................... 5,000,000 4,259,426
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,931,361
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,941,929
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 6,216,634
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 3,023,061
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,294,602
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,073,697
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,137,324
Worcester Polytechnic Institute , Revenue , 2019 , 4% , 9/01/44 ................. 1,350,000 1,327,491
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,500,000 2,371,939
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 2,076,731
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,311,702
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,602,782
Massachusetts Housing Finance Agency ,
Revenue , 2009 C , 5.125% , 12/01/39 ................................... 1,045,000 1,045,724
Revenue , 2009 C , 5.35% , 12/01/49 .................................... 2,770,000 2,770,899
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 100,240
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 42,622
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 881,003
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,423,156
Revenue , A , 3.25% , 12/01/27 ......................................... 4,000,000 3,996,326
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,768,151

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Port Authority , Revenue , 2021 B , Refunding , 5% , 7/01/39 .........
$ 1,175,000 $ 1,267,258
Massachusetts School Building Authority , Revenue, Senior Lien , 2016 C , Refunding ,
5% , 11/15/34 ..................................................... 5,000,000 5,251,650
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,107,197
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,270,500
Revenue , 2018 B , 5% , 8/01/43 ........................................ 4,000,000 4,228,590
Revenue , B , Refunding , AGMC Insured , 5.25% , 8/01/28 ..................... 5,490,000 6,132,566
Revenue , B , 5% , 8/01/40 ............................................ 1,140,000 1,197,495
Revenue , B , 5% , 8/01/42 ............................................ 3,145,000 3,290,953
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,327,423
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,164,367
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,008,629
University of Massachusetts Building Authority ,
Revenue , 2022-1 , 4% , 11/01/46 ....................................... 4,000,000 4,007,232
Revenue, Senior Lien , 1 , Pre-Refunded , 5% , 11/01/44 ...................... 4,000,000 4,047,571
Revenue, Senior Lien , 2017-1 , 5.25% , 11/01/42 ........................... 5,000,000 5,318,734
273,939,306
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2018 A , Refunding , 5% , 12/15/32 .............................. 1,000,000 1,088,242
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 500,000 382,942
1,471,184
New York 0.8%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 750,000 748,153
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 1,900,000 1,794,290
2,542,443
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
d
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 800,000 679,450
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 800,000 679,450
d
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 819,104
2,178,004
Texas 0.7%
d
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 843,367
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 247,794
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,093,667
2,184,828
Washington 0.2%
d
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 678,901
Wisconsin 1.2%
d
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 647,218
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 2,100,000 2,100,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
See Abbreviations on page 178 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
d
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... $ 1,000,000 $ 1,017,191
3,764,409
U.S. Territories 2.8%
Puerto Rico 2.8%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 205,375 201,599
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 4,107,501 4,120,301
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 479,334
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 188,099
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,687,443
8,676,776
Total U.S. Territories .................................................................... 8,676,776
Total Municipal Bonds (Cost $ 308,115,678 ) .....................................
300,026,881
Total Long Term Investments (Cost $ 310,015,678 ) ...............................
301,930,110
a
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Massachusetts 0.2%
e
Massachusetts Development Finance Agency ,
Children's Hospital Corp. Obligated Group (The) , Revenue , 2024 U-1 , Refunding ,
LOC TD Bank NA , Daily VRDN and Put , 3.65% , 3/01/48 ................... 300,000 300,000
Trustees of Boston University , Revenue , 2008-U6C , LOC TD Bank NA , Daily VRDN
and Put , 3.55% , 10/01/42 .......................................... 200,000 200,000
e
Massachusetts Health & Educational Facilities Authority , Baystate Total Home Care,
Inc. , Revenue , 2009 K-1 , LOC TD Bank NA , Daily VRDN and Put , 3.65% , 7/01/39 . 200,000 200,000
700,000
Total Municipal Bonds (Cost $ 700,000 ) .........................................
700,000
Total Short Term Investments (Cost $ 700,000 ) ..................................
700,000
a
Total Investments (Cost $ 310,715,678 ) 98.6% ...................................
$302,630,110
Other Assets, less Liabilities 1.4% .............................................
4,133,837
Net Assets 100.0% ...........................................................
$306,763,947

Franklin Tax-Free Trust
Schedule of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
See Note 1(c) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $20,814,398, representing 6.8% of net assets.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
139
0
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $11.18 $11.46 $11.77 $11.14
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.27 0.29 0.30
Net realized and unrealized gains (losses) ........... 0.25 (1.08) (0.28) (0.32) 0.65
Total from investment operations .................... 0.55 (0.80) (0.01) (0.03) 0.95
Less distributions from:
Net investment income .......................... (0.30) (0.27) (0.27) (0.28) (0.32)
Net asset value, end of year ....................... $10.36 $10.11 $11.18 $11.46 $11.77
Total return
d
................................... 5.55% (7.13)% (0.18)% (0.18)% 8.61%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.83% 0.82% 0.82% 0.82%
Net investment income ........................... 2.97% 2.68% 2.30% 2.50% 2.67%
Supplemental data
Net assets, end of year (000’s) ..................... $131,477 $120,101 $141,419 $118,815 $109,130
Portfolio turnover rate ............................ 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $11.16 $11.45 $11.76 $11.13
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.29 0.28 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.25 (1.06) (0.29) (0.31) 0.64
Total from investment operations .................... 0.57 (0.77) (0.01) (0.01) 0.96
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.28) (0.30) (0.33)
Net asset value, end of year ....................... $10.35 $10.10 $11.16 $11.45 $11.76
Total return
d
................................... 5.71% (6.91)% (0.11)% (0.03)% 8.78%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.68% 0.67% 0.67% 0.67%
Net investment income ........................... 3.12% 2.83% 2.45% 2.67% 2.82%
Supplemental data
Net assets, end of year (000’s) ..................... $340,681 $372,268 $464,256 $516,756 $584,519
Portfolio turnover rate ............................ 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.23 $11.31 $11.60 $11.92 $11.28
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.22 0.24 0.26
Net realized and unrealized gains (losses) ........... 0.26 (1.08) (0.29) (0.32) 0.65
Total from investment operations .................... 0.52 (0.85) (0.07) (0.08) 0.91
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.22) (0.24) (0.27)
Net asset value, end of year ....................... $10.49 $10.23 $11.31 $11.60 $11.92
Total return
d
................................... 5.15% (7.51)% (0.66)% (0.66)% 8.19%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.23% 1.22% 1.22% 1.22%
Net investment income ........................... 2.52% 2.23% 1.87% 2.10% 2.27%
Supplemental data
Net assets, end of year (000’s) ..................... $30,725 $40,433 $58,632 $87,934 $117,600
Portfolio turnover rate ............................ 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $11.17 $11.46 $11.77 $11.14
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.30 0.32 0.34
Net realized and unrealized gains (losses) ........... 0.25 (1.07) (0.29) (0.31) 0.64
Total from investment operations .................... 0.58 (0.76) 0.01 0.01 0.98
Less distributions from:
Net investment income .......................... (0.33) (0.30) (0.30) (0.32) (0.35)
Net asset value, end of year ....................... $10.36 $10.11 $11.17 $11.46 $11.77
Total return .................................... 5.86% (6.77)% 0.03% 0.11% 8.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.54% 0.53% 0.53% 0.53%
e
Net investment income ........................... 3.27% 2.98% 2.59% 2.80% 2.96%
Supplemental data
Net assets, end of year (000’s) ..................... $41,529 $37,543 $35,920 $32,012 $33,376
Portfolio turnover rate ............................ 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $11.17 $11.46 $11.77 $11.14
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.30 0.30 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.25 (1.06) (0.29) (0.31) 0.64
Total from investment operations .................... 0.58 (0.76) 0.01 — 0.97
Less distributions from:
Net investment income .......................... (0.33) (0.30) (0.30) (0.31) (0.34)
Net asset value, end of year ....................... $10.36 $10.11 $11.17 $11.46 $11.77
Total return .................................... 5.81% (6.81)% (0.01)% 0.07% 8.88%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.59% 0.57% 0.57% 0.57%
Net investment income ........................... 3.22% 2.97% 2.55% 2.76% 2.92%
Supplemental data
Net assets, end of year (000’s) ..................... $195,406 $191,534 $103,449 $94,236 $81,747
Portfolio turnover rate ............................ 10.78% 12.46% 7.69% 15.41% 17.99%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,591,797
Total Corporate Bonds (Cost $1,600,000) .......................................
1,591,797
Municipal Bonds 97.9%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,169,049
Delaware 1.9%
Delaware River & Bay Authority ,
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 12,500,000 12,383,611
Revenue, 2021, 4%, 1/01/46 ......................................... 1,000,000 989,565
Revenue, 2024 A, 5%, 1/01/49 ........................................ 1,000,000 1,090,460
14,463,636
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,536,000 3,932,327
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 850,000 585,883
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 3,189,187
7,707,397
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,173,165
New Jersey 79.5%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 968,732
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc., Revenue, 144A, 2022, 5%, 7/15/32 ..................... 250,000 263,917
b
Camden Prep, Inc., Revenue, 144A, 2022, 5%, 7/15/52 ..................... 3,000,000 2,986,222
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/47 .......... 1,700,000 1,854,728
KIPP Cooper Norcross Obligated Group, Revenue, 2022, 6%, 6/15/52 .......... 2,100,000 2,275,759
City of Newark ,
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5%, 11/15/42 ......... 1,000,000 1,107,513
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 5.375%, 11/15/52 ..... 1,500,000 1,677,006
Mass Transit Access Tax, Revenue, 2022, AGMC Insured, 6%, 11/15/62 ......... 1,000,000 1,151,586
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 990,090
Cumberland County Improvement Authority (The) ,
County of Cumberland, Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 2,000,000 2,017,869
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,021,443
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,063,401
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,077,984
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,127,794
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 5,975,365
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,605,682
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 2,403,521
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 4,307,031
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,457,422
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,550,725
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 778,727

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Gloucester County Improvement Authority (The), (continued)
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... $ 700,000 $ 721,843
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 615,951
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 5,271,793
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 5,251,593
Rowan University, Revenue, 2024, BAM Insured, 5%, 7/01/54 ................ 5,000,000 5,362,399
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,010,385
County of Hudson, Revenue, 2016, 5.25%, 5/01/51 ........................ 6,000,000 6,184,254
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 557,105
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 526,722
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 287,640
Revenue, 2019 A, 4%, 8/01/38 ........................................ 225,000 234,079
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 413,324
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,155,619
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,555,810
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,235,528
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,202,075
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 5,478,009
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 7,245,000 7,503,098
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 5,000,000 5,326,028
Port Newark Container Terminal LLC, Revenue, 2017, Refunding, 5%, 10/01/47 ... 13,625,000 13,797,811
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 644,814
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 597,649
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,411,368
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 6,159,871
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 6,617,682
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 9,410,475
State of New Jersey Department of the Treasury, Revenue, 2015 WW, Pre-Refunded,
5%, 6/15/37 .................................................... 4,760,000 4,879,774
New Jersey Educational Facilities Authority ,
Revenue, 2023 A, 4.625%, 9/01/48 .................................... 2,000,000 2,070,420
Revenue, 2023 A, 5.25%, 9/01/53 ..................................... 2,000,000 2,200,724
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,272,023
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,147,624
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,158,890
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,015,435
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 16,410,701
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,294,661
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,235,018
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,377,842
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,217,156
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 407,905
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,321,015
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,048,965
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 947,433
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 1,827,839
Stevens Institute of Technology International, Inc., Revenue, 1998-1, ETM, 5%,
7/01/28 ........................................................ 405,000 423,278
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,600,000 1,673,585

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Stevens Institute of Technol ogy International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ $ 9,310,000 $ 9,552,443
Stevens Institute of Technology International, Inc., Revenue, 2017 A, Refunding, 5%,
7/01/47 ........................................................ 4,085,000 4,162,340
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 5%, 7/01/45 . 4,000,000 4,145,416
Stevens Institute of Technology International, Inc., Revenue, 2020 A, 4%, 7/01/50 . 11,640,000 10,735,371
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 10,000,000 10,053,851
c
Trustees of Princeton University (The), Revenue, 2024 B, 4%, 3/01/53 .......... 5,000,000 4,995,658
c
Trustees of Princeton University (The), Revenue, 2024 B, 5.25%, 3/01/54 ........ 8,500,000 9,625,842
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 180,000 180,146
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 10,000,086
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 770,549
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 770,361
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 11,000,000 11,486,752
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,663,839
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 18,890,777
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 7,000,000 7,208,256
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 8,217,713
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,009,292
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 3,660,044
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 15,569,173
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 10,230,592
St. Joseph's Healthcare System Obligated Group, Revenue, 2016, Refunding, 5%,
7/01/41 ........................................................ 5,850,000 5,896,028
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,027,479
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/37 ........... 3,950,000 4,009,617
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,200,000 2,222,583
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 12,000,000 11,781,130
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 5,195,000 4,953,330
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,626,481
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 2,830,000 3,028,298
Revenue, 2023 C, 5%, 12/01/53 ....................................... 3,125,000 3,037,530
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,590,000 4,400,306
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,059,599
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 402,494
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 3,837,996
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,005,000 3,353,008
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,020,000 6,024,738
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,205,000 2,266,149
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,400,000 1,638,149
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,059,992
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn., 12/15/33 ..................... 10,000,000 7,321,386
Revenue, 2009 A, Zero Cpn., 12/15/32 .................................. 10,000,000 7,493,675
Revenue, 2009 A, Zero Cpn., 12/15/36 .................................. 500,000 313,376
Revenue, 2010 A, Zero Cpn., 12/15/29 .................................. 5,000,000 4,162,950
Revenue, 2010 A, Zero Cpn., 12/15/40 .................................. 4,750,000 2,408,347
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 5,941,205
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 3,670,000 3,529,292
Revenue, 2022 A, 4%, 6/15/41 ........................................ 2,000,000 2,017,573
Revenue, 2022 BB, 4%, 6/15/42 ....................................... 2,400,000 2,404,353

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, (continued)
Revenue, 2022 BB, 4%, 6/15/46 ....................................... $ 7,325,000 $ 7,135,455
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 1,250,000 1,386,321
Revenue, 2023 BB, 5.25%, 6/15/50 .................................... 2,000,000 2,192,647
State of New Jersey, Revenue, 2023 A, Refunding, 5%, 6/15/38 ............... 4,000,000 4,565,864
State of New Jersey, Revenue, 2023 A, Refunding, 5.25%, 6/15/41 ............ 2,500,000 2,838,847
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 10,005,000 10,548,090
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 16,172,244
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,001,129
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 16,426,201
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 2,982,421
Revenue, 2022 B, 4.5%, 1/01/48 ...................................... 5,000,000 5,207,166
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 595,949
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 627,846
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 618,502
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 570,600
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 21,046,502
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School, Revenue, 2023, 4.25%, 7/01/33 ........ 210,000 214,498
Paterson Arts & Science Charter School, Revenue, 2023, 5.25%, 7/01/43 ........ 670,000 694,834
Paterson Arts & Science Charter School, Revenue, 2023, 5.375%, 7/01/53 ....... 1,000,000 1,026,075
Paterson Arts & Science Charter School, Revenue, 2023, 5.5%, 7/01/58 ......... 1,000,000 1,029,976
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,830,963
South Jersey Transportation Authority ,
Revenue, 2020 A, 5%, 11/01/45 ....................................... 5,750,000 5,992,226
Revenue, 2022 A, 4.625%, 11/01/47 .................................... 5,000,000 5,094,468
Revenue, 2022 A, 5.25%, 11/01/52 ..................................... 5,540,000 5,892,021
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 4,500,000 4,891,855
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,348,883
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,628,023
587,830,901
New York 2.9%
Port Authority of New York & New Jersey ,
Revenue, 240, Refunding, 5%, 7/15/53 ................................. 2,500,000 2,725,127
Revenue, 242, Refunding, 5%, 12/01/53 ................................. 6,250,000 6,566,802
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,210,376
21,502,305
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,034,517
Pennsylvania 7.2%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 20,413,969
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 163,954
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 162,752
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 161,177
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 802,061
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,026,099

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Port Authority, (continued)
Revenue, 2018 A, 5%, 1/01/37 ........................................ $ 3,285,000 $ 3,577,458
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 5,500,801
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,498,756
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 10,327,245
53,634,272
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,500,000 1,273,968
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,500,000 1,273,969
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 819,105
3,367,042
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,037,316
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,610,064
b
Pecan Public Facility Corp. , Revenue , 144A, 202 2 A-2 , 5% , 12/01/52 ............ 2,700,000 2,109,216
5,756,596
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,272,939
Wisconsin 1.0%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,500,000 1,213,532
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 6/01/24 ..... 4,100,000 4,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 2,000,000 2,034,383
7,347,915
U.S. Territories 2.1%
Puerto Rico 2.1%
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 2,218,051 2,177,270
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 246,450 247,430
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,189,230
d
Revenue, WW, 5.5%, 7/01/38 ......................................... 3,950,000 1,046,750
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,931,353
15,592,033
Total U.S. Territories .................................................................... 15,592,033
Total Municipal Bonds (Cost $738,798,899) .....................................
723,851,767
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,529
Total Escrows and Litigation Trusts (Cost $–) ...................................
160,529
Total Long Term Investments (Cost $740,398,899) ...............................
725,604,093
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Short Term Investments 2.9%
a a
Principal
Amount
a
Value
Municipal Bonds 2.9%
New Jersey 2.9%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.25%, 7/01/43 ................................. $ 11,520,000 $ 11,520,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.1%, 7/01/43 .................................. 10,000,000 10,000,000
21,520,000
Total Municipal Bonds (Cost $21,520,000) ......................................
21,520,000
Total Short Term Investments (Cost $21,520,000 ) ................................
21,520,000
a
Total Investments (Cost $761,918,899) 101.0% ..................................
$747,124,093
Other Assets, less Liabilities (1.0)% ...........................................
(7,305,233)
Net Assets 100.0% ...........................................................
$739,818,860
See Abbreviations on page 178 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $25,666,098, representing 3.5% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,168,047,233 $885,942,086 $4,991,334,875
Cost - Controlled affiliates (Note 3f) .......................... 57,603,313 39,888,825 45,357,737
Value - Unaffiliated issuers ................................ $2,130,864,079 $872,652,369 $4,796,366,948
Value - Controlled affiliates (Note 3f) ......................... 50,865,750 37,277,500 42,734,250
Cash .................................................. 86,696 30,024 793,120
Receivables:
Investment securities sold ................................. — — 4,546,300
Capital shares sold ...................................... 1,648,895 394,977 2,782,572
Interest ............................................... 22,464,949 9,021,948 60,778,647
Unrealized appreciation on unfunded commitments (Not e 1b) ........ — — 3,305,474
Total assets ........................................ 2,205,930,369 919,376,818 4,911,307,311
Liabilities:
Payables:
Investment securities purchased ............................ 1,000,000 6,220,016 59,775
Capital shares redeemed ................................. 3,514,180 5,125,559 10,691,852
Management fees ....................................... 697,112 275,855 1,842,699
Distribution fees ........................................ 205,502 96,549 544,301
Transfer agent fees ...................................... 381,419 116,810 752,525
Trustees' fees and expenses ............................... 1,309 1,065 4,923
Distributions to shareholders ............................... 668,912 454,340 1,631,785
Accrued expenses and other liabilities ......................... 241,080 144,704 1,266,435
Total liabilities ....................................... 6,709,514 12,434,898 16,794,295
Net assets, at value ............................... $2,199,220,855 $906,941,920 $4,894,513,016
Net assets consist of:
Paid-in capital ........................................... $2,389,761,798 $941,516,366 $6,016,473,087
Total distributable earnings (losses) ........................... (190,540,943) (34,574,446) (1,121,960,071)
Net assets, at value ............................... $2,199,220,855 $906,941,920 $4,894,513,016

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $667,502,915 $331,916,738 $1,452,358,323
Shares outstanding ...................................... 59,225,877 32,543,171 164,249,054
Net asset value per share
a,b
................................ $11.27 $10.20 $8.84
Maximum offering price per share (net asset value per share ÷ 97.8%,
97.8% and 96.3%, respectively)
b
............................ $11.53 $10.43 $9.18
Class A1:
Net assets, at value ..................................... $730,604,672 $252,596,354 $2,349,443,478
Shares outstanding ...................................... 64,910,623 24,742,600 265,916,515
Net asset value per share
a,b
................................ $11.26 $10.21 $8.84
Maximum offering price per share (net asset value per share ÷ 97.8%,
97.8% and 96.3%, respectively)
b
............................ $11.52 $10.45 $9.18
Class C:
Net assets, at value ..................................... $28,661,103 $— $137,543,630
Shares outstanding ...................................... 2,538,183 — 15,256,112
Net asset value and maximum offering price per share
a,b
.......... $11.29 $— $9.02
Class R6:
Net assets, at value ..................................... $127,665,011 $56,991,388 $174,493,001
Shares outstanding ...................................... 11,312,737 5,587,173 19,653,281
Net asset value and maximum offering price per share
b
........... $11.29 $10.20 $8.88
Advisor Class:
Net assets, at value ..................................... $644,787,154 $265,437,440 $780,674,584
Shares outstanding ...................................... 57,141,698 26,012,076 87,961,979
Net asset value and maximum offering price per share
b
........... $11.28 $10.20 $8.88
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $310,715,678 $761,918,899
Value - Unaffiliated issuers ................................................. $302,630,110 $747,124,093
Cash ................................................................... 80,373 2,176,793
Receivables:
Investment securities sold .................................................. 1,727,127 —
Capital shares sold ....................................................... 14,544 451,787
Interest ................................................................ 3,156,754 6,519,734
Unrealized appreciation on unfunded commitments (Note 1b) ......................... — 106,096
Total assets ......................................................... 307,608,908 756,378,503
Liabilities:
Payables:
Investment securities purchased ............................................. — 14,596,365
Capital shares redeemed .................................................. 433,678 1,244,547
Management fees ........................................................ 137,140 297,060
Distribution fees ......................................................... 25,569 68,865
Transfer agent fees ....................................................... 54,217 109,488
Trustees' fees and expenses ................................................ 313 646
Distributions to shareholders ................................................ 120,468 175,479
Accrued expenses and other liabilities .......................................... 73,576 67,193
Total liabilities ........................................................ 844,961 16,559,643
Net assets, at value ................................................ $306,763,947 $739,818,860
Net assets consist of:
Paid-in capital ............................................................ $346,613,168 $860,293,573
Total distributable earnings (losses) ............................................ (39,849,221) (120,474,713)
Net assets, at value ................................................ $306,763,947 $739,818,860

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
153
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ...................................................... $49,500,689 $131,477,161
Shares outstanding ....................................................... 4,652,315 12,686,028
Net asset value per share
a,b
................................................. $10.64 $10.36
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $11.05 $10.76
Class A1:
Net assets, at value ...................................................... $146,609,163 $340,681,331
Shares outstanding ....................................................... 13,787,804 32,915,505
Net asset value per share
a,b
................................................. $10.63 $10.35
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
............... $11.04 $10.75
Class C:
Net assets, at value ...................................................... $7,724,866 $30,725,183
Shares outstanding ....................................................... 717,718 2,928,630
Net asset value and maximum offering price per share
a,b
........................... $10.76 $10.49
Class R6:
Net assets, at value ...................................................... $18,635,476 $41,528,871
Shares outstanding ....................................................... 1,751,153 4,007,862
Net asset value and maximum offering price per share
b
............................ $10.64 $10.36
Advisor Class:
Net assets, at value ...................................................... $84,293,753 $195,406,314
Shares outstanding ....................................................... 7,926,840 18,860,889
Net asset value and maximum offering price per share
b
............................ $10.63 $10.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
154
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $847,878
Controlled affiliates (Note 3f) ............................... 1,807,257 1,324,467 1,623,005
Interest:
Unaffiliated issuers ...................................... 75,999,923 27,179,087 268,579,821
Total investment income ................................. 77,807,180 28,503,554 271,050,704
Expenses:
Management fees (Note 3 a ) ................................. 10,479,197 4,534,705 22,532,983
Distribution fees: (Note 3c )
    Class A .............................................. 1,693,346 886,807 3,504,617
    Class A1 ............................................. 798,668 415,733 2,433,573
    Class C .............................................. 227,044 — 1,000,198
Transfer agent fees: (Note 3e )
    Class A .............................................. 477,997 200,672 924,553
    Class A1 ............................................. 565,218 156,872 1,607,412
    Class C .............................................. 24,849 — 101,805
    Class R6 ............................................. 32,795 17,481 43,717
    Advisor Class .......................................... 454,585 145,917 542,285
Custodian fees (Note 4) .................................... 12,479 4,809 27,501
Reports to shareholders fees ................................ 66,681 29,338 55,466
Registration and filing fees .................................. 120,515 95,471 190,374
Professional fees ......................................... 62,945 58,337 2,036,608
Trustees' fees and expenses ................................ 26,677 10,347 61,978
Other .................................................. 350,744 160,086 550,667
Total expenses ....................................... 15,393,740 6,716,575 35,613,737
Expense reductions (Note 4) ............................. (12,478) (4,809) (27,500)
Expenses waived/paid by affiliates (Note 3f and 3g) ............ (2,420,727) (1,636,175) (124,944)
Net expenses ....................................... 12,960,535 5,075,591 35,461,293
Net investment income .............................. 64,846,645 23,427,963 235,589,411
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (26,719,297) (3,472,826) (51,770,607)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 72,512,248 17,504,002 128,672,780
Controlled affiliates (Not e 3f and 3g) ........................ 1,395,900 1,023,000 1,395,225
Unfunded commitments .................................. — — 3,305,474
Net change in unrealized appreciation (depreciation) .......... 73,908,148 18,527,002 133,373,479
Net realized and unrealized gain (loss) .......................... 47,188,851 15,054,176 81,602,872
Net increase (decrease) in net assets resulting from operations ........ $112,035,496 $38,482,139 $317,192,283

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
155
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ....................................................... $11,993,849 $28,377,538
Expenses:
Management fees (Note 3 a ) .................................................. 1,790,251 3,597,355
Distribution fees: (Note 3c )
    Class A ............................................................... 131,509 308,796
    Class A1 .............................................................. 156,138 355,614
    Class C ............................................................... 65,936 231,015
Transfer agent fees: (Note 3e )
    Class A ............................................................... 35,919 83,354
    Class A1 .............................................................. 106,653 240,152
    Class C ............................................................... 6,965 24,033
    Class R6 .............................................................. 5,166 7,879
    Advisor Class ........................................................... 71,789 131,283
Custodian fees (Note 4) ..................................................... 2,052 4,373
Reports to shareholders fees ................................................. 5,983 14,627
Registration and filing fees ................................................... 46,512 28,901
Professional fees .......................................................... 53,976 117,305
Trustees' fees and expenses ................................................. 2,765 8,372
Other ................................................................... 63,596 88,571
Total expenses ........................................................ 2,545,210 5,241,630
Expense reductions ..................................................... (2,052) (4,373)
Net expenses ........................................................ 2,543,158 5,237,257
Net investment income ............................................... 9,450,691 23,140,281
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... (9,941,158) (5,258,785)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 14,462,736 22,208,860
Unfunded commitments ................................................... — 106,096
Net change in unrealized appreciation (depreciation) ........................... 14,462,736 22,314,956
Net realized and unrealized gain (loss) ........................................... 4,521,578 17,056,171
Net increase (decrease) in net assets resulting from operations ......................... $13,972,269 $40,196,452

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
156
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $64,846,645 $67,637,543 $23,427,963 $18,821,896
Net realized gain (loss) ............ (26,719,297) (61,138,474) (3,472,826) (9,673,204)
Net change in unrealized appreciation
(depreciation) ................. 73,908,148 (170,236,826) 18,527,002 (35,108,528)
Net increase (decrease) in net
assets resulting from operations . 112,035,496 (163,737,757) 38,482,139 (25,959,836)
Distributions to shareholders:
Class A ........................ (18,203,765) (15,455,518) (8,254,640) (4,898,693)
Class A1 ....................... (22,675,827) (23,870,190) (6,716,994) (4,774,927)
Class C ........................ (793,989) (924,352) — —
Class R6 ....................... (3,933,219) (3,978,869) (1,599,898) (1,167,694)
Advisor Class ................... (18,932,968) (20,019,329) (6,688,784) (5,472,208)
Total distributions to shareholders ..... (64,539,768) (64,248,258) (23,260,316) (16,313,522)
Capital share transactions: (Note 2 )
Class A ........................ (54,937,149) 3,804,671 (59,373,016) 49,912,022
Class A1 ....................... (150,109,598) (316,478,194) (57,224,544) (96,232,518)
Class C ........................ (14,963,414) (19,714,123) — —
Class R6 ....................... (10,781,184) (108,182,716) (12,263,933) (15,539,410)
Advisor Class ................... (2,296,419) (416,947,060) 41,665,148 (305,462,793)
Total capital share transactions ....... (233,087,764) (857,517,422) (87,196,345) (367,322,699)
Net increase (decrease) in net
assets ..................... (185,592,036) (1,085,503,437) (71,974,522) (409,596,057)
Net assets:
Beginning of year .................. 2,384,812,891 3,470,316,328 978,916,442 1,388,512,499
End of year ...................... $2,199,220,855 $2,384,812,891 $906,941,920 $978,916,442

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
157
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $235,589,411 $245,157,058 $9,450,691 $8,851,905
Net realized gain (loss) ............ (51,770,607) (81,836,082) (9,941,158) (5,446,681)
Net change in unrealized appreciation
(depreciation) ................. 133,373,479 (842,797,917) 14,462,736 (34,362,758)
Net increase (decrease) in net
assets resulting from operations . 317,192,283 (679,476,941) 13,972,269 (30,957,534)
Distributions to shareholders:
Class A ........................ (63,957,963) (54,433,321) (1,358,678) (1,218,887)
Class A1 ....................... (114,756,788) (119,261,988) (4,266,601) (4,338,400)
Class C ........................ (6,257,972) (7,084,517) (216,598) (241,213)
Class R6 ....................... (8,638,619) (7,914,901) (607,009) (378,978)
Advisor Class ................... (39,343,627) (41,048,288) (2,964,128) (2,555,075)
Total distributions to shareholders ..... (232,954,969) (229,743,015) (9,413,014) (8,732,553)
Capital share transactions: (Note 2 )
Class A ........................ 34,926,813 44,680,026 (5,842,398) (4,220,447)
Class A1 ....................... (269,234,289) (475,194,951) (23,383,711) (31,869,155)
Class C ........................ (39,864,473) (53,414,204) (4,036,152) (4,759,711)
Class R6 ....................... (9,523,208) (16,693,898) (5,119,246) 4,317,688
Advisor Class ................... (77,246,112) (271,497,829) (23,701,697) 8,235,684
Total capital share transactions ....... (360,941,269) (772,120,856) (62,083,204) (28,295,941)
Net increase (decrease) in net
assets ..................... (276,703,955) (1,681,340,812) (57,523,949) (67,986,028)
Net assets:
Beginning of year .................. 5,171,216,971 6,852,557,783 364,287,896 432,273,924
End of year ...................... $4,894,513,016 $5,171,216,971 $306,763,947 $364,287,896

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
158
Franklin New Jersey Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $23,140,281 $20,643,346
Net realized gain (loss) ................................................. (5,258,785) (6,611,717)
Net change in unrealized appreciation (depreciation) ........................... 22,314,956 (66,000,785)
Net increase (decrease) in net assets resulting from operations ................ 40,196,452 (51,969,156)
Distributions to shareholders:
Class A ............................................................. (3,656,234) (3,327,157)
Class A1 ............................................................ (11,065,209) (11,321,141)
Class C ............................................................. (893,785) (1,030,778)
Class R6 ............................................................ (1,232,514) (1,004,144)
Advisor Class ........................................................ (6,237,591) (3,767,360)
Total distributions to shareholders .......................................... (23,085,333) (20,450,580)
Capital share transactions: (Note 2 )
Class A ............................................................. 8,320,384 (7,864,736)
Class A1 ............................................................ (40,116,538) (48,501,670)
Class C ............................................................. (10,407,625) (12,869,263)
Class R6 ............................................................ 3,072,129 5,036,814
Advisor Class ........................................................ (39,874) 94,822,376
Total capital share transactions ............................................ (39,171,524) 30,623,521
Net increase (decrease) in net assets ................................... (22,060,405) (41,796,215)
Net assets:
Beginning of year ....................................................... 761,879,265 803,675,480
End of year ........................................................... $739,818,860 $761,879,265

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, five of which are included in this
report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below.
Class C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Tax-Free Trust
Notes to Financial Statements
160
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Annual Report
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation in included in the Statements of
Assets and Liabilities and the Statements of Operations. At
February 29, 2024, unfunded commitments were as follows:
c. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing
Rate (SOFR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
d. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statements of
Operations represents taxes on taxable income earned by
the Funds not distributed to shareholders, and therefore are paid on their behalf by the Funds.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Borrower
Unfunded
Commitment
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority ,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority ,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
161
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Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
162
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Annual Report
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 12,963,972 $143,118,053 8,871,893 $89,408,171
Shares issued in reinvestment of distributions .......... 1,564,811 17,319,861 786,049 7,931,174
Shares redeemed ............................... (19,506,979) (215,375,063) (15,543,757) (156,712,361)
Net increase (decrease) .......................... (4,978,196) $(54,937,149) (5,885,815) $(59,373,016)
Year ended February 28, 2023
Shares sold
a
................................... 36,594,592 $404,630,584 35,080,891 $352,301,305
Shares issued in reinvestment of distributions .......... 1,321,861 14,627,575 473,154 4,753,306
Shares redeemed ............................... (37,514,828) (415,453,488) (30,543,271) (307,142,589)
Net increase (decrease) .......................... 401,625 $3,804,671 5,010,774 $49,912,022
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 2,019,367 $22,324,650 581,611 $5,881,467
Shares issued in reinvestment of distributions .......... 1,919,121 21,207,520 618,552 6,246,170
Shares redeemed ............................... (17,548,153) (193,641,768) (6,864,066) (69,352,181)
Net increase (decrease) .......................... (13,609,665) $(150,109,598) (5,663,903) $(57,224,544)
Year ended February 28, 2023
Shares sold ................................... 4,609,682 $50,963,548 3,274,121 $32,922,625
Shares issued in reinvestment of distributions .......... 2,029,331 22,448,351 442,971 4,456,171
Shares redeemed ............................... (35,241,087) (389,890,093) (13,285,535) (133,611,314)
Net increase (decrease) .......................... (28,602,074) $(316,478,194) (9,568,443) $(96,232,518)
Class C
Class C Shares:
Six Months ended February 29, 2024
Shares sold ................................... 375,625 $4,156,308 — $—
Shares issued in reinvestment of distributions .......... 68,626 760,791 — —
Shares redeemed ............................... (1,797,599) (19,880,513) — —
Net increase (decrease) .......................... (1,353,348) $(14,963,414) — $—
Six Months ended February 28, 2023
Shares sold ................................... 959,653 $10,580,587 — $—
Shares issued in reinvestment of distributions .......... 79,051 877,216 — —
Shares redeemed ............................... (2,803,170) (31,171,926) — —
Net increase (decrease) .......................... (1,764,466) $(19,714,123) — $—
Class R6

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Notes to Financial Statements
163
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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 3,549,580 $39,157,666 1,414,688 $14,271,480
Shares issued in reinvestment of distributions .......... 284,782 3,155,252 151,695 1,530,565
Shares redeemed ............................... (4,798,681) (53,094,102) (2,784,106) (28,065,978)
Net increase (decrease) .......................... (964,319) $(10,781,184) (1,217,723) $(12,263,933)
Year ended February 28, 2023
Shares sold ................................... 7,152,223 $80,142,295 3,545,271 $35,719,966
Shares issued in reinvestment of distributions .......... 304,818 3,382,550 107,940 1,084,763
Shares redeemed ............................... (16,940,725) (191,707,561) (5,202,128) (52,344,139)
Net increase (decrease) .......................... (9,483,684) $(108,182,716) (1,548,917) $(15,539,410)
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 19,756,206 $219,333,429 11,505,712 $116,517,715
Shares issued in reinvestment of distributions .......... 1,275,037 14,127,419 252,353 2,547,506
Shares redeemed ............................... (21,326,567) (235,757,267) (7,681,886) (77,400,073)
Net increase (decrease) .......................... (295,324) $(2,296,419) 4,076,179 $41,665,148
Year ended February 28, 2023
Shares sold ................................... 29,337,773 $325,456,153 11,756,901 $118,330,489
Shares issued in reinvestment of distributions .......... 1,242,438 13,779,291 168,527 1,694,730
Shares redeemed ............................... (68,263,812) (756,182,504) (42,420,533) (425,488,012)
Net increase (decrease) .......................... (37,683,601) $(416,947,060) (30,495,105) $(305,462,793)
Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 38,472,244 $331,347,490 564,799 $5,899,517
Shares issued in reinvestment of distributions .......... 6,903,695 59,481,964 116,353 1,214,599
Shares redeemed ............................... (41,428,176) (355,902,641) (1,248,473) (12,956,514)
Net increase (decrease) .......................... 3,947,763 $34,926,813 (567,321) $(5,842,398)
Year ended February 28, 2023
Shares sold
a
................................... 60,885,592 $545,770,238 1,202,292 $12,678,132
Shares issued in reinvestment of distributions .......... 5,647,444 50,430,337 104,046 1,093,804
Shares redeemed ............................... (61,453,190) (551,520,549) (1,709,342) (17,992,383)
Net increase (decrease) .......................... 5,079,846 $44,680,026 (403,004) $(4,220,447)
Class A1
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements
164
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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 6,783,297 $58,386,773 152,652 $1,586,147
Shares issued in reinvestment of distributions .......... 11,901,332 102,468,162 325,181 3,393,344
Shares redeemed ............................... (50,144,524) (430,089,224) (2,732,053) (28,363,202)
Net increase (decrease) .......................... (31,459,895) $(269,234,289) (2,254,220) $(23,383,711)
Year ended February 28, 2023
Shares sold ................................... 13,891,717 $124,305,855 348,578 $3,693,825
Shares issued in reinvestment of distributions .......... 11,969,115 106,937,542 325,729 3,423,385
Shares redeemed ............................... (78,989,140) (706,438,348) (3,710,752) (38,986,365)
Net increase (decrease) .......................... (53,128,308) $(475,194,951) (3,036,445) $(31,869,155)
Class C
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 1,816,471 $16,009,952 37,546 $398,635
Shares issued in reinvestment of distributions .......... 679,592 5,971,101 18,000 189,927
Shares redeemed
a
.............................. (7,040,078) (61,845,526) (440,059) (4,624,714)
Net increase (decrease) .......................... (4,544,015) $(39,864,473) (384,513) $(4,036,152)
Year ended February 28, 2023
Shares sold ................................... 2,804,819 $25,641,040 60,259 $641,293
Shares issued in reinvestment of distributions .......... 738,226 6,735,684 20,195 214,938
Shares redeemed
a
.............................. (9,353,689) (85,790,928) (526,639) (5,615,942)
Net increase (decrease) .......................... (5,810,644) $(53,414,204) (446,185) $(4,759,711)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 7,421,961 $64,250,430 816,835 $8,432,299
Shares issued in reinvestment of distributions .......... 786,786 6,807,327 8,162 85,188
Shares redeemed ............................... (9,367,551) (80,580,965) (1,332,867) (13,636,733)
Net increase (decrease) .......................... (1,158,804) $(9,523,208) (507,870) $(5,119,246)
Year ended February 28, 2023
Shares sold ................................... 14,300,916 $129,119,267 1,931,172 $20,294,929
Shares issued in reinvestment of distributions .......... 711,718 6,392,027 8,217 86,442
Shares redeemed ............................... (16,876,267) (152,205,192) (1,499,677) (16,063,683)
Net increase (decrease) .......................... (1,863,633) $(16,693,898) 439,712 $4,317,688
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 36,780,674 $318,461,216 6,672,056 $68,369,435
Shares issued in reinvestment of distributions .......... 3,971,608 34,353,160 275,969 2,873,437
Shares redeemed ............................... (50,001,390) (430,060,488) (9,381,233) (94,944,569)
Net increase (decrease) .......................... (9,249,108) $(77,246,112) (2,433,208) $(23,701,697)
Year ended February 28, 2023
Shares sold ................................... 66,171,700 $595,000,714 19,406,147 $203,904,283
Shares issued in reinvestment of distributions .......... 3,842,508 34,486,468 236,826 2,486,691
Shares redeemed ............................... (100,166,341) (900,985,011) (18,865,131) (198,155,290)
Net increase (decrease) .......................... (30,152,133) $(271,497,829) 777,842 $8,235,684
Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 2,887,089 $29,427,457
Shares issued in reinvestment of distributions .......... 326,693 3,314,745
Shares redeemed ............................... (2,406,908) (24,421,818)
Net increase (decrease) .......................... 806,874 $8,320,384
Year ended February 28, 2023
Shares sold
a
................................... 2,414,680 $24,903,884
Shares issued in reinvestment of distributions .......... 290,072 2,967,899
Shares redeemed ............................... (3,478,816) (35,736,519)
Net increase (decrease) .......................... (774,064) $(7,864,736)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 382,824 $3,832,353
Shares issued in reinvestment of distributions .......... 906,198 9,182,591
Shares redeemed ............................... (5,244,088) (53,131,482)
Net increase (decrease) .......................... (3,955,066) $(40,116,538)
Year ended February 28, 2023
Shares sold ................................... 439,595 $4,536,775
Shares issued in reinvestment of distributions .......... 918,290 9,388,034
Shares redeemed ............................... (6,079,503) (62,426,479)
Net increase (decrease) .......................... (4,721,618) $(48,501,670)
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin New Jersey Tax-Free
Income Fund
Shares Amount
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 172,674 $1,769,549
Shares issued in reinvestment of distributions .......... 79,113 812,265
Shares redeemed
a
.............................. (1,273,927) (12,989,439)
Net increase (decrease) .......................... (1,022,140) $(10,407,625)
Year ended February 28, 2023
Shares sold ................................... 231,359 $2,415,473
Shares issued in reinvestment of distributions .......... 90,021 933,273
Shares redeemed
a
.............................. (1,552,847) (16,218,009)
Net increase (decrease) .......................... (1,231,467) $(12,869,263)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 1,140,638 $11,578,814
Shares issued in reinvestment of distributions .......... 121,496 1,232,523
Shares redeemed ............................... (968,646) (9,739,208)
Net increase (decrease) .......................... 293,488 $3,072,129
Year ended February 28, 2023
Shares sold ................................... 1,628,682 $16,616,260
Shares issued in reinvestment of distributions .......... 95,969 981,338
Shares redeemed ............................... (1,224,938) (12,560,784)
Net increase (decrease) .......................... 499,713 $5,036,814
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 10,242,545 $101,831,764
Shares issued in reinvestment of distributions .......... 594,579 6,029,587
Shares redeemed ............................... (10,928,216) (107,901,225)
Net increase (decrease) .......................... (91,092) $(39,874)
Year ended February 28, 2023
Shares sold ................................... 22,292,441 $223,919,373
Shares issued in reinvestment of distributions .......... 349,614 3,563,666
Shares redeemed ............................... (12,949,337) (132,660,663)
Net increase (decrease) .......................... 9,692,718 $94,822,376
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-
Free Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended February 29, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.459% 0.476% 0.452%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.519% 0.482%

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Notes to Financial Statements
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b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10% 0.10%
Class C ............................... 0.65% —% 0.65% 0.65%
Franklin New
Jersey Tax-Free
Income Fund
Class A ............................... 0.25%
Class A1 .............................. 0.10%
Class C ............................... 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $17,761 $13,566 $46,190 $1,202
CDSC retained ........................... $1,791 $12 $6,665 $219
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements
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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 29, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended February 29, 2024, investments in affiliated management investment companies were as follows:
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,366
CDSC retained ........................... $1,823
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Transfer agent fees ........................ $480,248 $195,255 $1,128,309 $84,848
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $185,840
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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Notes to Financial Statements
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class A1, Class C and Advisor Class
of the Fund do not exceed 0.46%, and for Class R6 does not exceed 0.40%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Limited-Term Tax-Free Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.40%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $49,469,850 $— $— $— $1,395,900 $50,865,750 2,115,000 $1,807,257
Total Affiliated Securities ... $49,469,850 $— $— $— $1,395,900 $50,865,750 $1,807,257
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $36,254,500 $— $— $— $1,023,000 $37,277,500 1,550,000 $1,324,467
Total Affiliated Securities ... $36,254,500 $— $— $— $1,023,000 $37,277,500 $1,324,467
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $41,339,025 $— $— $— $1,395,225 $42,734,250 1,755,000 $1,623,005
Total Affiliated Securities ... $41,339,025 $— $— $— $1,395,225 $42,734,250 $1,623,005
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
171
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costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65%, based on the average net assets of each class until June 30, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2024. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income
Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund, Investor Services has
contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
h. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 29, 2024, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 29, 2024, the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $168,120,854 $102,000,000 $418,915,000 $5,900,000
Sales .................................. $157,593,173 $123,645,000 $343,852,338 $18,300,000
Net Realized Gains (Losses) ................. $(174,525) — $(1,890,178) —
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $17,183,942
Sales .................................. $41,700,000
Net Realized Gains (Losses) ................. —
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
172
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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023 , was as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 81,964,284 $ 7,156,417 $ 235,584,795 $ 13,158,899
Long term ............................. 65,577,099 13,226,521 717,915,699 18,624,698
Total capital loss carryforwards ............ $147,541,383 $20,382,938 $953,500,494 $31,783,597
Franklin New
Jersey Tax-Free
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 16,209,334
Long term ............................. 90,211,989
Total capital loss carryforwards ............ $106,421,323
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Franklin Federal Limited-Term Tax-
Free Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $2,936,319 $416,727 $1,102,898 $165,946
Tax exempt income ...................... 61,603,449 63,831,531 22,157,418 16,147,576
$64,539,768 $64,248,258 $23,260,316 $16,313,522
Franklin High Yield Tax-Free Income
Fund
Franklin Massachusetts Tax-Free
Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $13,559,682 $1,315,278 $126,586 $39,460
Tax exempt income ...................... 219,395,287 228,427,737 9,286,428 8,693,093
$232,954,969 $229,743,015 $9,413,014 $8,732,553
Franklin New Jersey Tax-Free
Income Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $241,348 $58,325
Tax exempt income ...................... 22,843,985 20,392,255
$23,085,333 $20,450,580

Franklin Tax-Free Trust
Notes to Financial Statements
173
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At February 29, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and non-deductible expenses.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2024, were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $2,225,228,023 $925,474,158 $5,044,609,434 $310,699,038
Unrealized appreciation ..................... $31,626,475 $7,076,234 $275,613,113 $3,920,988
Unrealized depreciation ..................... (75,124,669) (22,620,523) (481,121,349) (11,989,916)
Net unrealized appreciation (depreciation) ....... $(43,498,194) $(15,544,289) $(205,508,236) $(8,068,928)
Distributable earnings:
Undistributed tax exempt income .............. $1,167,544 $1,807,131 $35,374,966 $123,771
Franklin New
Jersey Tax-Free
Income Fund
a a
Cost of investments ....................... $762,044,903
Unrealized appreciation ..................... $11,723,287
Unrealized depreciation ..................... (26,644,097)
Net unrealized appreciation (depreciation) ....... $(14,920,810)
Distributable earnings:
Undistributed tax exempt income .............. $936,800
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Franklin
Massachusetts
Tax-Free
Income Fund
Purchases .............................. $366,388,613 $230,940,519 $728,806,748 $35,447,500
Sales .................................. $556,133,668 $286,447,591 $1,202,207,628 $78,866,994
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $78,460,054
Sales .................................. $97,407,900
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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7. Credit Risk and Defaulted Securities
At February 29, 2024, Franklin High Yield Tax-Free Income Fund had 54.7% of its portfolio invested in high yield rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
February 29, 2024,the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin New
Jersey Tax-Free Income Fund was $85,529,532 and $1,046,750, representing 1.7% and 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 29, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund
1,920,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/31/21 $ 1,920,000 $ 1,344,000
7,205,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 7,205,000 5,043,500
3,975,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 3,975,000 2,782,500
345,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 345,000 241,500
2,610,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 2,610,000 2,610,000
3,910,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 3,910,000 3,910,000
1,380,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,380,000 1,380,000

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Notes to Financial Statements
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10. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At February 29, 2024, unfunded commitments were as follows:
11. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 29, 2024, the
Funds did not use the Global Credit Facility.
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund (continued)
1,225,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 $ 1,225,000 $ 1,225,000
1,955,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,955,000 1,955,000
1,700,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,700,000 1,700,000
1,915,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,915,000 1,915,000
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $28,140,000 $24,106,500
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,795,000 as of February 29, 2024.
Borrower Unfunded Commitment
Franklin High Yield Tax-Free Income Fund
Rialto Bioenergy Facility, LLC $ 407,945
$ 407,945
9. Restricted Securities
(continued)

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Notes to Financial Statements
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12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Management Investment Companies ......... $ 50,865,750 $ — $ — $ 50,865,750
Municipal Bonds ......................... — 2,118,304,079 — 2,118,304,079
Short Term Investments ................... — 12,560,000 — 12,560,000
Total Investments in Securities ........... $50,865,750 $2,130,864,079 $— $2,181,729,829
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 37,277,500 — — 37,277,500
Senior Floating Rate Interests ............... — 25,797,893 16,059,282 41,857,175
Asset-Backed Securities ................... — 1,829,748 — 1,829,748
Municipal Bonds ......................... — 826,065,446 — 826,065,446
Short Term Investments ................... — 2,900,000 — 2,900,000
Total Investments in Securities ........... $37,277,500 $856,593,087 $16,059,282 $909,929,869
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 93,444,250 — — 93,444,250
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ — $ 29,901,500 $ 29,901,500
Diversified Consumer Services ............ — 84,531,105 — 84,531,105
Electric Utilities ........................ — 14,487,147 — 14,487,147
Oil, Gas & Consumable Fuels ............. — — 1,870,000 1,870,000
Senior Floating Rate Interests ............... — — 1,436,278 1,436,278
Municipal Bonds ......................... — 4,465,373,552 — 4,465,373,552
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 143,130,000 — 143,130,000
Total Investments in Securities ........... $93,444,250 $4,707,521,804 $38,135,144 $4,839,101,198
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
Franklin Massachusetts Tax-Free Income Fund
Assets:
Corporate Bonds ........................ — — 895,386 895,386
Senior Floating Rate Interests ............... — — 1,007,843 1,007,843
Municipal Bonds ......................... — 300,026,881 — 300,026,881

Franklin Tax-Free Trust
Notes to Financial Statements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 29, 2024, are as follows:
Level 1 Level 2 Level 3 Total
Franklin Massachusetts Tax-Free Income Fund (continued)
Assets: (continued)
Short Term Investments ................... $ — $ 700,000 $ — $ 700,000
Total Investments in Securities ........... $— $300,726,881 $1,903,229 $302,630,110
Franklin New Jersey Tax-Free Income Fund
Assets:
Corporate Bonds ........................ — — 1,591,797 1,591,797
Municipal Bonds ......................... — 723,851,767 — 723,851,767
Escrows and Litigation Trusts ............... — — 160,529 160,529
Short Term Investments ................... — 21,520,000 — 21,520,000
Total Investments in Securities ........... $— $745,371,767 $1,752,326 $747,124,093
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
Balance at
Beginning of
Year Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Senior Floating
Rate Interests :
United States . $ 15,315,752 $ 1,096,935 $ — $ — $ — $ — $ — $ (353,405) $ 16,059,282 $ (353,405)
Total Investments in
Securities ....... $15,315,752 $1,096,935 $— $— $— $— $— $(353,405) $16,059,282 $(353,405)
a
Purchases include all purchases of securities and securities received in corporate actions.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Residential REITs
............
$12,262,273 Discounted cash flow Yield 5.8% Decrease
All other Investments
...........
3.797,009
b
Total
.......................
$ 16,059,282
12. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
12. Fair Value Measurements
(continued)

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Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Federal Intermediate-Term Tax-Free
Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin
Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield
Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund (five of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February
29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 29, 2024:
Pursuant to:
Franklin Federal
Intermediate-Term
Tax-Free Income
Fund
Franklin Federal
Limited-Term Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $61,603,449 $22,157,418
Pursuant to:
Franklin High Yield
Tax-Free Income
Fund
Franklin
Massachusetts Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $219,395,287 $9,286,428
Pursuant to:
Franklin New Jersey
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $22,843,985

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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 108 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2023 and
Trustee since 2007
127 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President June 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue New York,
NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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Annual Report
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information
186
franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 A 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Franklin Tax-Free
Trust
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Alabama Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
.
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Tax-Free Trust 2 for the 12-month reporting period ended
February 29, 2024. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report

Contents
Funds’ Overview 3
Franklin Alabama Tax-Free Income Fund 5
Franklin Georgia Tax-Free Income Fund 10
Franklin Louisiana Tax-Free Income Fund 15
Franklin Maryland Tax-Free Income Fund 20
Franklin Missouri Tax-Free Income Fund 25
Franklin North Carolina Tax-Free Income Fund 30
Franklin Virginia Tax-Free Income Fund 35
Financial Highlights and Schedules of Investments 40
Financial Statements 112
Notes to Financial Statements 122
Report of Independent Registered Public Accounting
Firm 141
Tax Information 142
Board Members and Officers 143
Shareholder Information 148
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
Funds’ Overview
Q. What are the investment strategies of the Funds'?
A. Each of the Franklin Alabama Tax-Free Income Fund,
Franklin Georgia Tax-Free Income Fund, Franklin Louisiana
Tax-Free Income Fund, Franklin Maryland Tax-Free Income
Fund, Franklin Missouri Tax-Free Income Fund, Franklin
North Carolina Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund seeks to provide investors with as
high a level of income exempt from federal income taxes and
exempt from personal income tax for resident shareholders
of each state as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from federal income taxes, including the federal alternative minimum tax.
1
In addition,
each Fund normally invests at least 80% of its total assets
in securities that pay interest free from the personal income taxes of that Fund's state. We select securities that we
believe will provide the best balance between risk and return within each Fund’s range of allowable investments and
typically invests with a long-term time horizon. This means
we generally hold securities in each Fund’s portfolio for
income purposes, although we may sell a security at any
time if we believe it could help a Fund meet its goal. Each
Fund buys municipal securities rated in one of the top four
ratings categories by one or more U.S. nationally recognized rating services (or unrated or short-term rated securities
of comparable credit quality). None of the Funds have
restrictions on the maturity of the securities they may buy.
Q. What were the overall market conditions during the
Funds’ reporting period?
A. The 12 months ending February 29, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25-basis point hikes during the period, the
last of which occurred in July 2023 and took the fed funds
target rate to a range of 5.25%–5.50%, a more than 20-year
high. Since then, policymakers have maintained a restrictive stance, as the annual headline Consumer Price Index (CPI)
declined from 6.0% for February 2023 to 3.1% in January
2024. At its most recent meeting (in January), the Fed still left the policy rate unchanged, while Fed Chair Jerome
Powell pushed back against investor hopes for a March
rate cut, saying that the Federal Open Market Committee
was waiting to see further confirmation of the disinflationary trend. Meanwhile, the U.S. economy remained robust, with
real gross domestic product increasing at an annualized rate of 3.3% in the fourth quarter of 2023, underpinned by strong consumer and government spending.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to an
end. Nevertheless, for most of the last 12 months, high
levels of uncertainty kept fund flows into muni bond retail
vehicles negative. Anecdotal feedback suggested that
many asset allocators were retaining large cash and cash-
equivalent balances, waiting on the sidelines for volatility to decline. Towards the end of the period, elevated muni bond
yields helped draw investor interest, with fund flows into the asset class turning positive in January 2024.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the
muni market, the Funds were consequently tilted towards
lower-rated issuers and bonds with no external credit rating.
Over the period, we looked for opportunities that had the
potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.
Q. What were the leading contributors to performance?
A. The Funds outperformed their benchmark over the 12
months under review, supported primarily by an overweight
to bonds with no external credit rating, as well as a tilt
towards lower-rated investment-grade issuers. Additionally,
selection in AA and A rated securities benefited results.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Funds’ yield curve positioning, driven by an overweight to
muni bonds with ten or more years to maturity. In addition,
while overall credit quality positioning helped relative returns, an overweight to issuers rated below investment-grade was
a drag on returns.
Q. Were there any significant changes to the Funds
during the reporting period?
A. There were no significant changes to the Funds’ overall
strategy. However, as we gained more clarity around the
Fed’s policy path and became more comfortable that muni
1. Distributions for each Fund are primarily exempt from regular federal income tax and state income tax for individual residents of that Fund’s state. For investors subject to alternative minimum tax, a portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all
Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
fundamentals were generally robust in the face of tighter
financing conditions and slowing economic activity, the
Funds increased their exposure to lower-rated investment-
grade issuers, as well as to bonds with no external credit
rating. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 29, 2024, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $9.92 on February 28, 2023 ,
to  $10.20 on February 29, 2024 . The Fund’s Class A shares
paid dividends totaling  24.9368 cents per share for the
same period.
1
The Performance Summary beginning on
page  6 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.39% , based
on an annualization of  February 's 2.1141  cents per share
monthly dividend and the maximum offering price of $10.60
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Alabama personal income
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of  4.41% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Education 26.53%
Health Care 19.16%
Utilities 18.31%
Industrial Dev. Revenue and Pollution Control 8.84%
Local 8.55%
Refunded 6.69%
Housing 4.98%
Transportation 3.83%
Lease 1.80%
Special Tax 1.31%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
45
.

Performance Summary as of February 29, 2024
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.43% +1.47%
5-Year +6.01% +0.40%
10-Year +22.13% +1.63%
Advisor
6
1-Year +5.70% +5.70%
5-Year +7.34% +1.43%
10-Year +23.96% +2.17%
30-Day Standardized Yield
9
Taxable Equivalent
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.39% 4.41% 2.99% 2.95% 5.52% 5.44%
Advisor 2.73% 5.04% 3.37% 3.32% 6.22% 6.13%
See page 8 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
A ll investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
8. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
11. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.249368
A1 $0.264347
C $0.208577
R6 $0.277172
Advisor $0.274301
Total Annual Operating Expenses
11
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.92%
Advisor 0.65% 0.67%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,049.90 $4.57 $1,020.41 $4.50 0.90%
A1 $1,000 $1,050.70 $3.82 $1,021.14 $3.76 0.75%
C $1,000 $1,047.20 $6.58 $1,018.44 $6.49 1.29%
R6 $1,000 $1,051.40 $3.19 $1,021.76 $3.14 0.62%
Advisor $1,000 $1,051.20 $3.30 $1,021.64 $3.26 0.65%

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, increased from $10.40 on February 28, 2023,
to $10.68 on February 29, 2024. The Fund’s Class A shares
paid dividends totaling 28.6620 cents per share for the
same period.
1
The Performance Summary beginning on
page  11 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.42%, based
on an annualization of  February 's 2.2349 cents per share
monthly dividend and the maximum offering price of $11.10
on February 29, 2024. An investor in the 2024 maximum
combined effective federal and Georgia personal income
tax bracket of 46.55% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.53% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 21.96%
Housing 15.64%
Utilities 14.79%
Education 9.86%
Industrial Dev. Revenue and Pollution Control 9.81%
Local 8.00%
Transportation 7.13%
Special Tax 5.52%
Refunded 4.22%
Lease 1.65%
State General Obligation 1.03%
Other Revenue Bonds 0.39%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
54
.

Performance Summary as of February 29, 2024
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.55% +1.59%
5-Year +4.88% +0.19%
10-Year +20.23% +1.47%
Advisor
6
1-Year +5.91% +5.91%
5-Year +6.30% +1.23%
10-Year +22.25% +2.03%
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
30-Day
Standardized
Yield
9
Taxable Equivalent
30-Day
Standardized Yield
8
A 2.42% 4.53% 3.01% 5.63%
Advisor 2.75% 5.12% 3.37% 6.28%
See page 13 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
8. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Georgia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
11. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.286620
A1 $0.302268
C $0.243708
R6 $0.316608
Advisor $0.312700
Total Annual Operating Expenses
11
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,049.20 $4.63 $1,020.35 $4.56 0.91%
A1 $1,000 $1,050.00 $3.86 $1,021.10 $3.81 0.76%
C $1,000 $1,047.30 $6.61 $1,018.41 $6.51 1.30%
R6 $1,000 $1,051.70 $3.19 $1,021.76 $3.14 0.62%
Advisor $1,000 $1,051.50 $3.35 $1,021.60 $3.30 0.66%

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $9.96 on February 28, 2023 ,
to  $10.21 on February 29, 2024 . The Fund’s Class A shares
paid dividends totaling  27.2017 cents per share for the
same period.
1
The Performance Summary beginning on
page  16 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.62% , based
on an annualization of  February 's 2.3152  cents per share
monthly dividend and the maximum offering price of $10.61
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Louisiana personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of  4.77% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 20.18%
Transportation 14.17%
Housing 11.75%
Utilities 10.38%
Special Tax 10.30%
Education 10.14%
Local 9.52%
Refunded 5.44%
Lease 3.92%
State General Obligation 2.30%
Other Revenue Bonds 1.32%
Industrial Dev. Revenue and Pollution Control 0.58%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
64
.

Performance Summary as of February 29, 2024
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.34% +1.39%
5-Year +5.83% +0.37%
10-Year +22.59% +1.67%
Advisor
6
1-Year +5.60% +5.60%
5-Year +7.16% +1.39%
10-Year +24.53% +2.22%
30-Day Standardized Yield
9
Taxable Equivalent
30-Day Standardized Yield
8
Share Class
Distribution
Rate
7
Taxable Equivalent
Distribution Rate
8
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.62% 4.77% 3.17% 3.13% 5.77% 5.70%
Advisor 2.95% 5.37% 3.54% 3.51% 6.44% 6.39%
See page 18 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
7. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
8. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Louisiana personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
9. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
10. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
11. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.272017
A1 $0.286980
C $0.230837
R6 $0.300753
Advisor $0.296937
Total Annual Operating Expenses
11
Share Class
A 0.88%
Advisor 0.64%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,045.70 $4.59 $1,020.37 $4.54 0.90%
A1 $1,000 $1,046.50 $3.84 $1,021.11 $3.79 0.75%
C $1,000 $1,042.90 $6.60 $1,018.40 $6.52 1.30%
R6 $1,000 $1,047.30 $3.16 $1,021.78 $3.12 0.62%
Advisor $1,000 $1,047.00 $3.34 $1,021.60 $3.30 0.66%

franklintempleton.com
Annual Report
Franklin Maryland Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $9.75 on February 28, 2023 ,
to  $9.91 on February 29, 2024 . The Fund’s Class A shares
paid dividends totaling  30.7582 cents per share for the
same period.
1
The Performance Summary beginning on
page  21 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.92% , based
on an annualization of  February 's 2.5039  cents per share
monthly dividend and the maximum offering price of $10.30
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.81% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 20.24%
Housing 19.38%
Education 14.20%
Lease 12.02%
Transportation 11.93%
Local 10.21%
Special Tax 3.54%
Refunded 3.45%
State General Obligation 3.08%
Utilities 1.60%
Other Revenue Bonds 0.35%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
74
.

Performance Summary as of February 29, 2024
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +4.89% +0.96%
5-Year +4.76% +0.17%
10-Year +19.81% +1.44%
Advisor
1-Year +5.14% +5.14%
5-Year +6.07% +1.19%
10-Year +22.10% +2.02%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.92% 5.81% 3.07% 3.03% 6.11% 6.03%
Advisor 3.27% 6.51% 3.44% 3.39% 6.85% 6.75%
See page 23 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 23 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.307582
A1 $0.322235
C $0.266991
R6 $0.336362
Advisor $0.331992
Total Annual Operating Expenses
10
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,038.10 $4.55 $1,020.40 $4.51 0.90%
A1 $1,000 $1,038.90 $3.80 $1,021.14 $3.76 0.75%
C $1,000 $1,035.20 $6.51 $1,018.46 $6.46 1.29%
R6 $1,000 $1,039.50 $3.07 $1,021.85 $3.04 0.61%
Advisor $1,000 $1,038.30 $3.28 $1,021.64 $3.26 0.65%

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.27 on February 28, 2023 ,
to  $10.47 on February 29, 2024 . The Fund’s Class A shares
paid dividends totaling  33.6787 cents per share for the
same period.
1
The Performance Summary beginning on
page  26 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 3.05% , based
on an annualization of  February 's 2.7660  cents per share
monthly dividend and the maximum offering price of $10.88
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Missouri personal income
tax bracket of 45.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.62% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 26.68%
Lease 21.44%
Utilities 16.59%
Local 8.38%
Education 8.22%
Housing 8.00%
Transportation 4.53%
Special Tax 3.29%
Industrial Dev. Revenue and Pollution Control 2.25%
Other Revenue Bonds 0.37%
Refunded 0.25%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
83
.

Performance Summary as of February 29, 2024
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.34% +1.39%
5-Year +4.64% +0.14%
10-Year +19.98% +1.45%
Advisor
1-Year +5.61% +5.61%
5-Year +5.95% +1.16%
10-Year +22.17% +2.02%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.05% 5.62% 3.03% 5.59%
Advisor 3.41% 6.29% 3.39% 6.25%
See page 28 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 28 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Missouri personal income tax rate of 45.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.336787
A1 $0.352198
C $0.294933
R6 $0.365554
Advisor $0.362462
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,043.70 $4.27 $1,020.68 $4.23 0.84%
A1 $1,000 $1,044.50 $3.52 $1,021.42 $3.48 0.69%
C $1,000 $1,041.20 $6.28 $1,018.71 $6.21 1.24%
R6 $1,000 $1,045.20 $2.86 $1,022.07 $2.83 0.56%
Advisor $1,000 $1,045.00 $3.01 $1,021.92 $2.97 0.59%

franklintempleton.com
Annual Report
Franklin North Carolina Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.25 on February 28, 2023 ,
to  $10.51 on February 29, 2024 . The Fund’s Class A shares
paid dividends totaling  26.4894 cents per share for the
same period.
1
The Performance Summary beginning on
page  31 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.33% , based
on an annualization of  February 's 2.1241  cents per share
monthly dividend and the maximum offering price of $10.92
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and North Carolina personal
income tax bracket of 45.30% (including 3.80% Medicare
tax) would need to earn a distribution rate of  4.26% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 19.38%
Education 19.01%
Utilities 11.67%
Transportation 11.66%
Housing 11.56%
Lease 8.96%
Refunded 6.78%
Local 6.34%
Special Tax 2.65%
State General Obligation 1.61%
Other Revenue Bonds 0.38%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
94
.

Performance Summary as of February 29, 2024
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.21% +1.26%
5-Year +4.31% +0.08%
10-Year +16.93% +1.19%
Advisor
1-Year +5.37% +5.37%
5-Year +5.52% +1.08%
10-Year +18.97% +1.75%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.33% 4.26% 2.95% 5.39%
Advisor 2.67% 4.88% 3.32% 6.07%
See page 33 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and North Carolina personal income tax rate of 45.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.264894
A1 $0.280318
C $0.222490
R6 $0.294466
Advisor $0.290609
Total Annual Operating Expenses
10
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,043.00 $4.37 $1,020.59 $4.32 0.86%
A1 $1,000 $1,043.80 $3.61 $1,021.34 $3.57 0.71%
C $1,000 $1,041.20 $6.35 $1,018.65 $6.28 1.25%
R6 $1,000 $1,044.60 $2.95 $1,021.98 $2.91 0.58%
Advisor $1,000 $1,043.30 $3.10 $1,021.83 $3.07 0.61%

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value, increased from $9.72 on February 28, 2023,
to $9.99 on February 29, 2024. The Fund’s Class A shares
paid dividends totaling 26.0210 cents per share for the
same period.
1
The Performance Summary beginning on
page  36 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.62%, based
on an annualization of  February 's 2.2717 cents per share
monthly dividend and the maximum offering price of $10.38
on February 29, 2024. An investor in the 2024 maximum
combined effective federal and Virginia personal income
tax bracket of 46.55% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.90% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care 24.06%
Transportation 16.59%
Lease 13.45%
Refunded 10.55%
Education 8.65%
Utilities 7.61%
Housing 7.10%
Special Tax 4.58%
State General Obligation 2.41%
Other Revenue Bonds 2.36%
Local 1.36%
Industrial Dev. Revenue and Pollution Control 1.28%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
106
.

Performance Summary as of February 29, 2024
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.66% +1.69%
5-Year +2.52% -0.27%
10-Year +16.50% +1.15%
Advisor
1-Year +5.81% +5.81%
5-Year +3.81% +0.75%
10-Year +18.63% +1.72%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.62% 4.90% 3.06% 5.72%
Advisor 2.96% 5.54% 3.43% 6.42%
See page 38 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 38 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified Fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.260210
A1 $0.274841
C $0.219885
R6 $0.289235
Advisor $0.284588
Total Annual Operating Expenses
10
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,048.30 $4.53 $1,020.44 $4.46 0.89%
A1 $1,000 $1,048.00 $3.77 $1,021.18 $3.72 0.74%
C $1,000 $1,045.30 $6.53 $1,018.48 $6.45 1.28%
R6 $1,000 $1,049.80 $3.01 $1,021.93 $2.97 0.59%
Advisor $1,000 $1,048.50 $3.25 $1,021.69 $3.21 0.64%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.92 $10.97 $11.18 $11.40 $10.85
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.24 0.22 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.28 (1.06) (0.21) (0.23) 0.57
Total from investment operations .................... 0.53 (0.82) 0.01 0.05 0.87
Less distributions from:
Net investment income .......................... (0.25) (0.23) (0.22) (0.27) (0.32)
Net asset value, end of year ....................... $10.20 $9.92 $10.97 $11.18 $11.40
Total return
d
................................... 5.43% (7.45)% 0.02% 0.49% 8.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.93% 0.93% 0.91% 0.91% 0.91%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.90% 0.91% 0.91% 0.91%
Net investment income ........................... 2.50% 2.34% 1.91% 2.46% 2.70%
Supplemental data
Net assets, end of year (000’s) ..................... $48,532 $42,244 $46,633 $30,415 $16,423
Portfolio turnover rate ............................ 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $10.95 $11.16 $11.38 $10.84
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.25 0.23 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.28 (1.04) (0.20) (0.23) 0.55
Total from investment operations .................... 0.54 (0.79) 0.03 0.07 0.87
Less distributions from:
Net investment income .......................... (0.26) (0.25) (0.24) (0.29) (0.33)
Net asset value, end of year ....................... $10.19 $9.91 $10.95 $11.16 $11.38
Total return
d
................................... 5.59% (7.24)% 0.17% 0.64% 8.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.78% 0.76% 0.77% 0.76%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.75% 0.76% 0.77% 0.76%
Net investment income ........................... 2.66% 2.49% 2.07% 2.66% 2.85%
Supplemental data
Net assets, end of year (000’s) ..................... $118,538 $125,644 $163,571 $174,802 $186,486
Portfolio turnover rate ............................ 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.05 $11.10 $11.32 $11.54 $10.98
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.19 0.17 0.24 0.26
Net realized and unrealized gains (losses) ........... 0.27 (1.05) (0.22) (0.23) 0.57
Total from investment operations .................... 0.48 (0.86) (0.05) 0.01 0.83
Less distributions from:
Net investment income .......................... (0.21) (0.19) (0.17) (0.23) (0.27)
Net asset value, end of year ....................... $10.32 $10.05 $11.10 $11.32 $11.54
Total return
d
................................... 4.83% (7.74)% (0.38)% (0.01)% 7.68%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.32% 1.32% 1.30% 1.31% 1.31%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.29% 1.30% 1.31% 1.31%
Net investment income ........................... 2.06% 1.89% 1.51% 2.10% 2.30%
Supplemental data
Net assets, end of year (000’s) ..................... $6,046 $8,264 $13,416 $23,374 $31,175
Portfolio turnover rate ............................ 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $10.95 $11.17 $11.39 $10.84
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.26 0.25 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.28 (1.04) (0.22) (0.22) 0.57
Total from investment operations .................... 0.56 (0.78) 0.03 0.09 0.90
Less distributions from:
Net investment income .......................... (0.28) (0.26) (0.25) (0.31) (0.35)
Net asset value, end of year ....................... $10.19 $9.91 $10.95 $11.17 $11.39
Total return .................................... 5.73% (7.11)% 0.22% 0.77% 8.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.65% 0.65% 0.65%
Expenses net of waiver and payments by affiliates
d
...... 0.61% 0.62% 0.63% 0.63% 0.63%
Net investment income ........................... 2.78% 2.62% 2.19% 2.78% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $1,279 $1,786 $2,308 $1,756 $1,664
Portfolio turnover rate ............................ 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.91 $10.95 $11.17 $11.39 $10.84
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.26 0.25 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.28 (1.04) (0.22) (0.23) 0.56
Total from investment operations .................... 0.55 (0.78) 0.03 0.08 0.89
Less distributions from:
Net investment income .......................... (0.27) (0.26) (0.25) (0.30) (0.34)
Net asset value, end of year ....................... $10.19 $9.91 $10.95 $11.17 $11.39
Total return .................................... 5.70% (7.14)% 0.18% 0.74% 8.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.68% 0.66% 0.67% 0.66%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.65% 0.66% 0.67% 0.66%
Net investment income ........................... 2.76% 2.59% 2.16% 2.74% 2.95%
Supplemental data
Net assets, end of year (000’s) ..................... $19,911 $18,309 $19,796 $15,036 $11,709
Portfolio turnover rate ............................ 7.51% 19.06% 20.50% 24.03% 4.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 497,437
Total Corporate Bonds (Cost $ 500,000 ) ........................................
497,437
Municipal Bonds 97.3%
Alabama 89.1%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,898,753
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,058,827
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,672,048
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,625,448
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,611,574
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,592,650
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,925,855
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,547,368
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,226,773
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/37 ...................... 545,000 560,193
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 409,473
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/39 ...................... 2,540,000 2,574,958
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 713,671
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,713,500
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 985,318
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,253,067
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,116,688
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,633,460
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
1,000,000 971,923
City of Boaz ,
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/46 ................. 1,000,000 982,542
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/50 ................. 1,500,000 1,471,892
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
2,000,000 1,943,668
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 5,058,502
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,516,034
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 3,008,803
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,486,667
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 2,001,320
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 .........
4,500,000 4,843,942
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,300,000 2,082,575
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,025,202
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,129,560
East Alabama Health Care Authority (The) ,
Revenue , 2018 A , 4% , 9/01/30 ........................................ 1,000,000 1,010,714
Revenue , 2018 A , 5% , 9/01/41 ........................................ 3,000,000 3,103,641
b
Energy Southeast A Cooperative District , Revenue , 2023 A-1 , Mandatory Put , 5.5% ,
1/01/31 ......................................................... 1,000,000 1,088,014
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
3,000,000 2,935,589
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,089,761

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority for Baptist Health (The), (continued)
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. $ 875,000 $ 945,572
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 8,000,000 7,714,510
Homewood Educational Building Authority ,
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,220,783
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,295,502
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,047,235
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,731,425
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,370,641
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,540,001
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 5,958,758
b
Lower Alabama Gas District (The) , Revenue , 2020 , Mandatory Put , 4% , 12/01/25 ... 2,000,000 2,005,018
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,948,609
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,749,314
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,974,128
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,001,943
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,429,947
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 .................
1,000,000 1,081,330
b ,d
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,064,284
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 5,000,000 4,989,628
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,141,592
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,062,422
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,853,455
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,074,148
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,297
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,203,966
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,199,646
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,268,458
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,632,974
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,073,131
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,308,078
173,051,768
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
700,000 629,488
Florida 0.7%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 344,637
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 1,004,813
1,349,450
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
1,000,000 988,035

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 0.6%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. $ 1,500,000 $ 1,107,668
New York 1.5%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 275,000 268,338
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,700,000 2,677,310
2,945,648
South Carolina 1.3%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 424,656
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 424,656
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 1,485,000 1,130,105
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 614,328
2,593,745
Texas 0.6%
c
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 600,000 460,018
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 624,953
1,084,971
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 424,313
Wisconsin 0.9%
c
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 500,000 404,511
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 1,300,000 1,300,000
1,704,511
U.S. Territories 1.6%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,031,816
Puerto Rico 1.1%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 495,512
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,632
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 755,623
2,244,767
Total U.S. Territories .................................................................... 3,276,583
Total Municipal Bonds (Cost $ 197,483,333 ) .....................................
189,156,180
Total Long Term Investments (Cost $ 197,983,333 ) ...............................
189,653,617
a
a a a a
Short Term Investments 1.8%
Municipal Bonds 1.8%
New York 1.8%
e
City of New York ,
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.75% , 6/01/44 2,000,000 2,000,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
e
City of New York, (continued)
GO , 2020 B-3 , Daily VRDN and Put , 3.8% , 10/01/46 ....................... $ 1,500,000 $ 1,500,000
3,500,000
Total Municipal Bonds (Cost $ 3,500,000 ) .......................................
3,500,000
Total Short Term Investments (Cost $ 3,500,000 ) .................................
3,500,000
a
Total Investments (Cost $ 201,483,333 ) 99.4% ...................................
$193,153,617
Other Assets, less Liabilities 0.6% .............................................
1,152,730
Net Assets 100.0% ...........................................................
$194,306,347
See Abbreviations on page 140 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $9,922,577, representing 5.1% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.40 $11.57 $11.91 $12.19 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.28 0.26 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.28 (1.17) (0.34) (0.29) 0.63
Total from investment operations .................... 0.57 (0.89) (0.08) 0.01 0.95
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.26) (0.29) (0.35)
Net asset value, end of year ....................... $10.68 $10.40 $11.57 $11.91 $12.19
Total return
d
................................... 5.55% (7.71)% (0.71)% 0.14% 8.27%
Ratios to average net assets
Expenses
e
.................................... 0.89% 0.88% 0.86% 0.85% 0.86%
Net investment income ........................... 2.76% 2.65% 2.20% 2.48% 2.76%
Supplemental data
Net assets, end of year (000’s) ..................... $76,014 $76,312 $92,129 $77,256 $54,945
Portfolio turnover rate ............................ 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.40 $11.57 $11.91 $12.19 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.30 0.28 0.32 0.35
Net realized and unrealized gains (losses) ........... 0.28 (1.18) (0.34) (0.29) 0.61
Total from investment operations .................... 0.58 (0.88) (0.06) 0.03 0.96
Less distributions from:
Net investment income .......................... (0.30) (0.29) (0.28) (0.31) (0.36)
Net asset value, end of year ....................... $10.68 $10.40 $11.57 $11.91 $12.19
Total return
d
................................... 5.71% (7.57)% (0.56)% 0.29% 8.44%
Ratios to average net assets
Expenses
e
.................................... 0.74% 0.73% 0.71% 0.71% 0.71%
Net investment income ........................... 2.91% 2.79% 2.36% 2.66% 2.91%
Supplemental data
Net assets, end of year (000’s) ..................... $172,564 $189,496 $249,763 $274,232 $309,436
Portfolio turnover rate ............................ 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.56 $11.75 $12.09 $12.38 $11.77
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.24 0.22 0.25 0.29
Net realized and unrealized gains (losses) ........... 0.29 (1.20) (0.35) (0.29) 0.62
Total from investment operations .................... 0.53 (0.96) (0.13) (0.04) 0.91
Less distributions from:
Net investment income .......................... (0.24) (0.23) (0.21) (0.25) (0.30)
Net asset value, end of year ....................... $10.85 $10.56 $11.75 $12.09 $12.38
Total return
d
................................... 5.14% (8.14)% (1.10)% (0.34)% 7.84%
Ratios to average net assets
Expenses
e
.................................... 1.28% 1.27% 1.25% 1.25% 1.26%
Net investment income ........................... 2.30% 2.19% 1.79% 2.08% 2.36%
Supplemental data
Net assets, end of year (000’s) ..................... $14,486 $19,610 $28,904 $45,512 $62,426
Portfolio turnover rate ............................ 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.40 $11.57 $11.91 $12.20 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.31 0.30 0.33 0.36
Net realized and unrealized gains (losses) ........... 0.29 (1.17) (0.34) (0.29) 0.63
Total from investment operations .................... 0.61 (0.86) (0.04) 0.04 0.99
Less distributions from:
Net investment income .......................... (0.32) (0.31) (0.30) (0.33) (0.38)
Net asset value, end of year ....................... $10.69 $10.40 $11.57 $11.91 $12.20
Total return .................................... 5.95% (7.44)% (0.42)% 0.35% 8.67%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.61% 0.59% 0.57% 0.58% 0.59%
Expenses net of waiver and payments by affiliates
d
...... 0.61% 0.59%
e
0.57%
e
0.56% 0.57%
Net investment income ........................... 3.04% 2.92% 2.49% 2.73% 3.05%
Supplemental data
Net assets, end of year (000’s) ..................... $11,082 $10,366 $17,047 $13,813 $4,981
Portfolio turnover rate ............................ 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.40 $11.57 $11.92 $12.20 $11.59
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.31 0.29 0.33 0.36
Net realized and unrealized gains (losses) ........... 0.29 (1.18) (0.35) (0.29) 0.63
Total from investment operations .................... 0.60 (0.87) (0.06) 0.04 0.99
Less distributions from:
Net investment income .......................... (0.31) (0.30) (0.29) (0.32) (0.38)
Net asset value, end of year ....................... $10.69 $10.40 $11.57 $11.92 $12.20
Total return .................................... 5.91% (7.48)% (0.46)% 0.31% 8.63%
Ratios to average net assets
Expenses
d
.................................... 0.64% 0.63% 0.61% 0.61% 0.61%
Net investment income ........................... 3.01% 2.88% 2.46% 2.74% 3.01%
Supplemental data
Net assets, end of year (000’s) ..................... $46,388 $48,473 $72,069 $68,009 $53,789
Portfolio turnover rate ............................ 9.84% 15.85% 22.60% 16.89% 13.23%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 895,386
Total Corporate Bonds (Cost $900,000) ........................................
895,386
Municipal Bonds 97.9%
California 0.4%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
1,300,000 1,169,049
Florida 1.4%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 2,592,000 2,247,044
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 750,000 516,956
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 2,030,000 1,773,712
4,537,712
Georgia 89.2%
Athens Housing Authority , UGAREF East Campus Housing Phase II LLC , Revenue ,
2017 , Refunding , 4% , 6/15/40 ........................................ 5,000,000 5,015,203
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 7,918,780
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,056,432
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,609,952
Auburn Urban Redevelopment Agency , City of Auburn , Revenue , 2020 , BAM Insured ,
4% , 10/01/50 ..................................................... 1,000,000 981,206
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 3,001,515
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,252,095
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,910,757
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2015, 5%, 7/01/41 .......... 2,000,000 2,024,300
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 2,950,000 2,859,013
City of Atlanta ,
GO, 2022 A-1, 5%, 12/01/38 ......................................... 5,000,000 5,746,269
Airport Passenger Facility Charge, Revenue, 2023 E, 5.25%, 7/01/43 ........... 3,000,000 3,305,004
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 4,562,222
BeltLine Tax Allocation District, Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 .... 1,780,000 1,867,997
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,634,684
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 4,085,000 4,326,981
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 5,194,231
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,464,471
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,173,035
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,155,240
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,156,828
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,471,674
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/32 .......... 1,295,000 1,503,274
USG Real Estate Foundation XIII LLC, Revenue, 2022 A, 5%, 6/15/33 .......... 1,210,000 1,422,077
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 400,099
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 429,311
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 423,700
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 375,761
WellStar Health System Obligated Group, Revenue, 2022 A, 4%, 4/01/52 ........ 3,100,000 2,923,890

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... $ 3,000,000 $ 3,250,467
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,181,399
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 4,116,339
Coweta County Water & Sewage Authority ,
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 692,044
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 818,450
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,993,946
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/45 ................. 350,000 357,484
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/50 ................. 300,000 303,328
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,502,183
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 1,993,110
Georgia Tech Facilities, Inc., Revenue, 2024, 5%, 6/15/49 ................... 1,750,000 1,908,756
Georgia Tech Facilities, Inc., Revenue, 2024, 5%, 6/15/56 ................... 2,000,000 2,162,750
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 5,840,000 5,939,990
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 4,731,675
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/30 ............. 1,030,000 1,148,553
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/31 ............. 1,235,000 1,395,944
Tuff/Atlanta Housing LLC, Revenue, 2022, Refunding, 5%, 9/01/32 ............. 1,350,000 1,544,470
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 3,000,000 2,837,736
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,630,663
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,605,161
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,039,240
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 5,386,283
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,050,150
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 1,883,315
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,956,800
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 1,022,562
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,083,115
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,709,100
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 7,181,085
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 4,879,456
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/51 5,000,000 4,755,335
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,309,190
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 1,655,000 1,626,776
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 1,170,000 1,143,898
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,171,815
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,520,000 4,192,138

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Ports Authority ,
Revenue, 2021, 4%, 7/01/51 ......................................... $ 3,395,000 $ 3,339,623
Revenue, 2022, 5%, 7/01/47 ......................................... 2,500,000 2,744,075
Revenue, 2022, 5.25%, 7/01/52 ....................................... 2,000,000 2,226,306
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,016,863
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,139,309
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 2,500,000 2,543,653
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 5,247,493
Revenue, 2019 A, 5%, 5/15/37 ........................................ 1,975,000 2,140,044
Revenue, 2019 A, 5%, 5/15/38 ........................................ 1,000,000 1,068,564
b,c
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 8,000,000 7,748,049
c
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 5,000,000 5,264,970
c
Revenue, 2023 D, Mandatory Put, 5%, 12/01/30 ........................... 2,000,000 2,110,257
c
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 2,000,000 2,136,624
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,001,511
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,161,116
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 4,941,201
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 3,635,649
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 316,520
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 392,340
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 763,026
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 2,000,000 2,113,631
Private Colleges & Universities Authority ,
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,000,498
Mercer University, Revenue, 2021, Refunding, 4%, 10/01/50 ................. 5,400,000 5,219,515
Mercer University, Revenue, 2022, Refunding, 5.25%, 10/01/51 ............... 4,500,000 4,839,971
Richmond County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 5,000,000 5,035,875
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,876,036
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,100,854
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,219,651
286,013,931
Illinois 1.0%
State of Illinois ,
GO, 2021 A, 5%, 3/01/32 ............................................ 250,000 279,366
GO, 2021 B, 4%, 12/01/38 ........................................... 3,000,000 2,977,684
3,257,050
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ 1,200,000 1,296,523
New York 0.9%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 100,000 94,436
Revenue, 2020 D, 4%, 11/15/47 ....................................... 600,000 581,192
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 2,300,000 2,280,672
2,956,300

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 900,000 $ 764,382
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 900,000 764,381
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 409,552
1,938,315
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue , Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,100,000 843,366
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,171,787
2,015,153
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 763,763
Wisconsin 1.4%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 900,000 728,120
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,500,000 1,251,882
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 6/01/24 ..... 2,300,000 2,300,000
4,280,002
U.S. Territories 1.7%
Puerto Rico 1.7%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
923,681 920,360
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
903,650 887,036
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 554,974
d
Revenue, XX, 5.25%, 7/01/40 ........................................ 2,270,000 601,550
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,498,595
5,462,515
Total U.S. Territories .................................................................... 5,462,515
Total Municipal Bonds (Cost $329,572,963) .....................................
313,690,313
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 92,253
Total Escrows and Litigation Trusts (Cost $–) ...................................
92,253
Total Long Term Investments (Cost $330,472,963) ...............................
314,677,952
a
a a a a
a
Total Investments (Cost $330,472,963) 98.2% ...................................
$314,677,952
Other Assets, less Liabilities 1.8% .............................................
5,855,836
Net Assets 100.0% ...........................................................
$320,533,788

Franklin Tax-Free Trust
Schedule of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
See Abbreviations on page 140 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $22,228,369, representing 6.9% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.96 $11.03 $11.28 $11.55 $10.93
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.24 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.25 (1.08) (0.25) (0.27) 0.64
Total from investment operations .................... 0.52 (0.83) (0.01) 0.01 0.94
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.24) (0.28) (0.32)
Net asset value, end of year ....................... $10.21 $9.96 $11.03 $11.28 $11.55
Total return
d
................................... 5.34% (7.49)% (0.17)% 0.09% 8.68%
Ratios to average net assets
Expenses
e
.................................... 0.90%
f
0.89% 0.87% 0.87% 0.86%
Net investment income ........................... 2.75% 2.42% 2.07% 2.49% 2.70%
Supplemental data
Net assets, end of year (000’s) ..................... $62,108 $60,153 $69,773 $56,810 $48,032
Portfolio turnover rate ............................ 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.95 $11.03 $11.28 $11.55 $10.92
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.25 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.25 (1.08) (0.25) (0.28) 0.64
Total from investment operations .................... 0.54 (0.82) — 0.02 0.96
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.25) (0.29) (0.33)
Net asset value, end of year ....................... $10.20 $9.95 $11.03 $11.28 $11.55
Total return
d
................................... 5.50% (7.45)% (0.02)% 0.24% 8.94%
Ratios to average net assets
Expenses
e
.................................... 0.75%
f
0.74% 0.72% 0.72% 0.71%
Net investment income ........................... 2.90% 2.57% 2.22% 2.66% 2.85%
Supplemental data
Net assets, end of year (000’s) ..................... $158,862 $175,906 $234,499 $250,576 $289,744
Portfolio turnover rate ............................ 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $11.21 $11.46 $11.74 $11.10
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.20 0.19 0.24 0.26
Net realized and unrealized gains (losses) ........... 0.25 (1.09) (0.25) (0.29) 0.65
Total from investment operations .................... 0.48 (0.89) (0.06) (0.05) 0.91
Less distributions from:
Net investment income .......................... (0.23) (0.20) (0.19) (0.23) (0.27)
Net asset value, end of year ....................... $10.37 $10.12 $11.21 $11.46 $11.74
Total return
d
................................... 4.83% (7.92)% (0.57)% (0.39)% 8.34%
Ratios to average net assets
Expenses
e
.................................... 1.29%
f
1.28% 1.26% 1.26% 1.26%
Net investment income ........................... 2.29% 1.97% 1.64% 2.08% 2.30%
Supplemental data
Net assets, end of year (000’s) ..................... $8,767 $12,724 $19,991 $29,441 $38,066
Portfolio turnover rate ............................ 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.96 $11.03 $11.28 $11.55 $10.93
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.27 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.24 (1.08) (0.25) (0.27) 0.64
Total from investment operations .................... 0.54 (0.80) 0.02 0.04 0.97
Less distributions from:
Net investment income .......................... (0.30) (0.27) (0.27) (0.31) (0.35)
Net asset value, end of year ....................... $10.20 $9.96 $11.03 $11.28 $11.55
Total return .................................... 5.54% (7.22)% 0.12% 0.38% 8.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.61% 0.59% 0.60% 0.60%
Expenses net of waiver and payments by affiliates
d
...... 0.62%
e
0.60% 0.58% 0.58% 0.58%
Net investment income ........................... 3.04% 2.72% 2.36% 2.78% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $7,967 $6,306 $8,031 $6,076 $5,383
Portfolio turnover rate ............................ 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.96 $11.03 $11.28 $11.55 $10.93
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.27 0.26 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.25 (1.07) (0.24) (0.28) 0.63
Total from investment operations .................... 0.55 (0.80) 0.02 0.03 0.96
Less distributions from:
Net investment income .......................... (0.30) (0.27) (0.27) (0.30) (0.34)
Net asset value, end of year ....................... $10.21 $9.96 $11.03 $11.28 $11.55
Total return .................................... 5.60% (7.26)% 0.08% 0.34% 8.95%
Ratios to average net assets
Expenses
d
.................................... 0.65%
e
0.65% 0.62% 0.62% 0.61%
Net investment income ........................... 3.00% 2.67% 2.32% 2.73% 2.95%
Supplemental data
Net assets, end of year (000’s) ..................... $31,551 $36,351 $42,264 $37,329 $27,945
Portfolio turnover rate ............................ 8.52% 11.69% 16.61% 22.66% 4.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.0%
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 344,637
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,004,576
Louisiana 91.6%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,017,644
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 476,867
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 690,249
Calcasieu Parish School District No. 31 ,
GO , 2018 , BAM Insured , 5% , 3/01/36 ................................... 1,000,000 1,086,961
GO , 2018 , BAM Insured , 5% , 3/01/38 ................................... 1,000,000 1,073,539
GO , 2019 , BAM Insured , 4% , 3/01/37 ................................... 1,000,000 1,024,733
Central Community School System ,
GO , 2020 , 4% , 3/01/39 ............................................. 1,125,000 1,142,806
GO , 2020 , 4% , 3/01/40 ............................................. 1,190,000 1,202,692
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,293,117
City of Lafayette ,
Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 .......................... 4,350,000 4,683,645
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/45 .......................... 5,000,000 4,975,080
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 .......
750,000 842,622
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,534,039
Sewerage Service , Revenue , 2020 B , 5% , 6/01/45 ......................... 1,700,000 1,793,311
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,202,433
City of Ruston , Sales Tax , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...........
1,085,000 1,122,733
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 4,087,532
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,649,271
East Baton Rouge Sewerage Commission ,
Revenue , 2014 B , Pre-Refunded , 5% , 2/01/39 ............................ 5,000,000 5,088,235
Revenue , 2019 A , Refunding , 4% , 2/01/45 ............................... 5,000,000 4,978,282
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,044,455
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 1,027,340
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 5,074,535
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,339,421
Lafayette Consolidated Government ,
GO , 2020 , Refunding , 3% , 3/01/34 ..................................... 250,000 241,624
GO , 2020 , Refunding , 3% , 3/01/35 ..................................... 200,000 190,821
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,413,700
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice , Revenue , 2021 , 4% , 10/01/37 ...... 875,000 886,881
State of Louisiana Office of Juvenile Justice , Revenue , 2021 , 4% , 10/01/40 ...... 1,305,000 1,300,534
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 502,711
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,434,323
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 1,900,000 1,696,173
East Ascension Parish Gravity Drainage District No. 1 , Revenue , 2015 , Refunding ,
BAM Insured , 5% , 12/01/40 ........................................ 2,925,000 2,995,410
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,321,053

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... $ 3,000,000 $ 2,483,268
Innovative Student Facilities, Inc. , Revenue , 2016 A , AGMC Insured , 4% , 10/01/33 . 800,000 813,479
Innovative Student Facilities, Inc. , Revenue , 2016 A , AGMC Insured , 4% , 10/01/34 . 620,000 630,062
a
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4.25% , 12/01/50 ........................................ 8,000,000 6,485,232
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 1,000,000 878,681
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,225,000 1,096,901
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 2,000,000 1,948,712
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,775,000 2,438,339
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 250,000 193,461
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 221,200 166,621
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 309,471 233,497
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 249,529 198,728
Ragin Cajun Facilities, Inc. , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,035,024
University of Louisiana at Lafayette , Revenue , 2018 , AGMC Insured , 5% , 10/01/48 3,500,000 3,572,754
University of Louisiana System , Revenue , 2019 , Refunding , AGMC Insured , 4% ,
8/01/34 ........................................................ 1,000,000 1,030,068
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/39 ....................................... 1,060,000 1,062,349
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/41 ....................................... 500,000 499,348
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/43 ....................................... 500,000 487,388
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,060,555
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,109,507
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,131,151
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,187,067
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AGMC
Insured , 5% , 10/01/43 ............................................. 600,000 642,582
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,393,944
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,522,101
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group , Revenue , 2018 E , 5% , 7/01/48 ........... 5,000,000 5,160,410
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 5,031,590
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , Pre-Refunded , 5% , 7/01/35 .................................. 35,000 35,896
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 10,000,000 10,359,706
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,681,053
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 6,500,000 6,600,734
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,343,007
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 2,051,300
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... 3,460,000 3,486,314
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,833,502
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 31,239

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ $ 20,000 $ 20,826
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,847,663
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 6,305,000 6,452,139
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,925,179
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 3,000,000
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,086,959
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 62,618
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,921,383
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,704,592
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,560,773
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 8,000,000 8,175,915
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 524,358
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ...........
2,660,000 2,667,560
Port New Orleans Board of Commissioners ,
Revenue , 2018 A , AGMC Insured , 5% , 4/01/48 ............................ 2,750,000 2,832,813
Revenue , 2020 D , 5% , 4/01/50 ........................................ 6,000,000 6,284,761
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,205,191
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 1,004,782
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,507,434
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,657,566
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,694,876
GO , 2019 A , 5% , 3/01/37 ............................................ 3,000,000 3,273,894
Gasoline & Fuels Tax , Revenue, First Lien , 2015 A , Pre-Refunded , 5% , 5/01/41 ... 3,000,000 3,062,637
Gasoline & Fuels Tax , Revenue, Second Lien , 2017 C , Refunding , 5% , 5/01/40 ... 5,000,000 5,249,888
Gasoline & Fuels Tax , Revenue, Second Lien , 2017 C , Refunding , 5% , 5/01/45 ... 10,000,000 10,397,835
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,291,056
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,989,232
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 1,000,360
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,821,120
246,573,752
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 600,000 509,587
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 594,519
1,104,106

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 450,000 $ 458,396
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 900,000 690,027
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 976,489
2,124,912
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 594,038
Wisconsin 1.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 647,217
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,225,000 1,022,371
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 1,800,000 1,800,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 508,596
3,978,184
U.S. Territories 2.0%
Puerto Rico 2.0%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 495,513
b
Revenue , WW , 5.25% , 7/01/33 ........................................ 855,000 226,575
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,502,002
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,204,967
5,429,057
Total U.S. Territories .................................................................... 5,429,057
Total Municipal Bonds (Cost $ 274,361,241 ) .....................................
261,153,262
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,747
Total Long Term Investments (Cost $ 274,361,241 ) ...............................
261,188,009
a
a a a a
Short Term Investments 1.9%
Principal
Amount
Municipal Bonds 1.9%
Louisiana 1.9%
e
State of Louisiana ,
Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 , Refunding , LOC Toronto
Dominion Bank (The) , Daily VRDN and Put , 3.65% , 5/01/43 ................ 4,035,000 4,035,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Louisiana (continued)
e
State of Louisiana, (continued)
Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-2 , Refunding , LOC Toronto
Dominion Bank (The) , Daily VRDN and Put , 3.65% , 5/01/43 ................ $ 1,000,000 $ 1,000,000
5,035,000
Total Municipal Bonds (Cost $ 5,035,000 ) .......................................
5,035,000
Total Short Term Investments (Cost $ 5,035,000 ) .................................
5,035,000
a
Total Investments (Cost $ 279,396,241 ) 98.9% ...................................
$266,223,009
Other Assets, less Liabilities 1.1% .............................................
3,031,356
Net Assets 100.0% ...........................................................
$269,254,365
See Abbreviations on page 140 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $25,359,062, representing 9.4% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.75 $10.71 $10.97 $11.35 $10.80
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.26 0.23 0.28 0.29
Net realized and unrealized gains (losses) ........... 0.16 (0.96) (0.26) (0.38) 0.57
Total from investment operations .................... 0.47 (0.70) (0.03) (0.10) 0.86
Less distributions from:
Net investment income .......................... (0.31) (0.26) (0.23) (0.28) (0.31)
Net asset value, end of year ....................... $9.91 $9.75 $10.71 $10.97 $11.35
Total return
d
................................... 4.89% (6.56)% (0.30)% (0.84)% 8.11%
Ratios to average net assets
Expenses
e
.................................... 0.90% 0.89% 0.87% 0.87% 0.88%
Net investment income ........................... 3.17% 2.62% 2.10% 2.55% 2.65%
Supplemental data
Net assets, end of year (000’s) ..................... $87,309 $80,313 $90,950 $78,374 $60,104
Portfolio turnover rate ............................ 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.75 $10.71 $10.97 $11.36 $10.80
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.27 0.25 0.30 0.31
Net realized and unrealized gains (losses) ........... 0.16 (0.96) (0.26) (0.39) 0.58
Total from investment operations .................... 0.48 (0.69) (0.01) (0.09) 0.89
Less distributions from:
Net investment income .......................... (0.32) (0.27) (0.25) (0.30) (0.33)
Net asset value, end of year ....................... $9.91 $9.75 $10.71 $10.97 $11.36
Total return
d
................................... 5.05% (6.42)% (0.15)% (0.69)% 8.27%
Ratios to average net assets
Expenses
e
.................................... 0.75% 0.74% 0.72% 0.72% 0.73%
Net investment income ........................... 3.30% 2.76% 2.25% 2.72% 2.80%
Supplemental data
Net assets, end of year (000’s) ..................... $147,337 $162,447 $214,264 $240,637 $270,309
Portfolio turnover rate ............................ 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.95 $10.94 $11.20 $11.59 $11.02
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.22 0.19 0.24 0.25
Net realized and unrealized gains (losses) ........... 0.17 (0.99) (0.26) (0.39) 0.59
Total from investment operations .................... 0.44 (0.77) (0.07) (0.15) 0.84
Less distributions from:
Net investment income .......................... (0.27) (0.22) (0.19) (0.24) (0.27)
Net asset value, end of year ....................... $10.12 $9.95 $10.94 $11.20 $11.59
Total return
d
................................... 4.47% (7.08)% (0.70)% (1.30)% 7.75%
Ratios to average net assets
Expenses
e
.................................... 1.29% 1.28% 1.26% 1.26% 1.28%
Net investment income ........................... 2.67% 2.15% 1.65% 2.13% 2.25%
Supplemental data
Net assets, end of year (000’s) ..................... $13,708 $17,531 $24,227 $34,896 $45,502
Portfolio turnover rate ............................ 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.77 $10.73 $10.99 $11.37 $10.82
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.29 0.26 0.31 0.32
Net realized and unrealized gains (losses) ........... 0.16 (0.96) (0.25) (0.37) 0.58
Total from investment operations .................... 0.50 (0.67) 0.01 (0.06) 0.90
Less distributions from:
Net investment income .......................... (0.34) (0.29) (0.27) (0.32) (0.35)
Net asset value, end of year ....................... $9.93 $9.77 $10.73 $10.99 $11.37
Total return .................................... 5.19% (6.27)% (—)%
d
(0.55)% 8.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.60% 0.57% 0.59% 0.60%
Expenses net of waiver and payments by affiliates
e
...... 0.60% 0.60% 0.57%
f
0.57% 0.58%
Net investment income ........................... 3.46% 2.91% 2.39% 2.81% 2.95%
Supplemental data
Net assets, end of year (000’s) ..................... $10,818 $11,709 $13,771 $8,033 $3,642
Portfolio turnover rate ............................ 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.76 $10.73 $10.98 $11.37 $10.81
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.28 0.26 0.31 0.32
Net realized and unrealized gains (losses) ........... 0.16 (0.97) (0.25) (0.39) 0.58
Total from investment operations .................... 0.49 (0.69) 0.01 (0.08) 0.90
Less distributions from:
Net investment income .......................... (0.33) (0.28) (0.26) (0.31) (0.34)
Net asset value, end of year ....................... $9.92 $9.76 $10.73 $10.98 $11.37
Total return .................................... 5.14% (6.41)% 0.04% (0.68)% 8.47%
Ratios to average net assets
Expenses
d
.................................... 0.65% 0.64% 0.62% 0.62% 0.63%
Net investment income ........................... 3.40% 2.87% 2.35% 2.81% 2.90%
Supplemental data
Net assets, end of year (000’s) ..................... $48,094 $45,667 $55,284 $57,854 $54,079
Portfolio turnover rate ............................ 12.33% 37.44% 15.00% 28.27% 7.50%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... $ 1,325,000 $ 1,086,582
Maryland 86.9%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 3,008,325
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 2,050,138
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,388,717
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,780,000 1,782,541
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,623,330
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,995,000 3,600,433
County of Harford ,
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 157,783
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 773,208
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 670,265
County of Prince George's , GO , 2018 A , 4% , 7/15/35 ........................
3,000,000 3,128,831
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 10,000,000 10,014,146
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,867,657
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,158,273
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,317,985
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 866,248
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,245,423
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,371,776
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,976,876
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,246,997
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,000,557
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 960,613
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,273,188
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 5,115,058
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,131,846
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,089,036
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/35 ........................................................ 4,225,000 4,381,285
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,363,902
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,035,873
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/27 ..... 1,500,000 1,500,407
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/33 ..... 2,495,000 2,495,052
West Village & Millennium Hall Student Housing at Towson University , Revenue,
Senior Lien , 2012 , 5% , 7/01/27 ...................................... 940,000 940,744
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 9,750,000 9,904,487
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 813,038
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 2,000,000 1,711,631
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,235,015
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,586,698

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 $ 1,500,000 $ 1,592,429
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 7,499,701
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 655,000 659,614
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,035,533
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,077,812
Loyola University Maryland, Inc. , Revenue , 2014 , Refunding , 5% , 10/01/45 ...... 2,250,000 2,260,922
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,101,541
Maryland Institute College of Art , Revenue , 2012 , 5% , 6/01/29 ................ 1,000,000 1,000,618
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,714,790
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 5,935,000 6,140,571
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,001,630
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,122,548
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,084,572
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,606,464
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 655,268
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,293,273
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 847,825
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 344,074
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,086,847
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,696,262
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 859,417
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,652,846
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,363,064
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,755,948
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,094,673
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 587,408
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,272,601
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 12,862,082
Built to Learn , Revenue , 2021 , 4% , 6/01/35 .............................. 1,590,000 1,663,952
Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............................. 5,000,000 4,947,528
Maryland State Transportation Authority ,
Revenue , 2020 , 4% , 7/01/45 ......................................... 4,000,000 3,979,614
Revenue , 2021 A , Refunding , 5% , 7/01/46 ............................... 2,000,000 2,185,543
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 980,911
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
8,000,000 9,290,470
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 5% , 8/01/46 .............. 3,000,000 3,143,587
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,252,142
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,335,787
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... 2,700,000 2,593,413
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,927,655
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
5,260,000 5,131,276
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,426,773

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Washington Suburban Sanitary Commission, (continued)
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. $ 5,000,000 $ 5,006,549
266,922,915
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,557,850
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 594,519
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 594,519
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 1,350,000 949,793
2,138,831
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 560,262
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,000,000 766,697
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,015,549
2,342,508
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 594,038
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 647,217
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 2,000,000 2,000,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 508,596
3,155,813
U.S. Territories 7.1%
District of Columbia 3.7%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,691,190
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,253,582
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,795,817
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,500,301
11,240,890
Puerto Rico 3.4%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
347,342 345,212
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,094,826 2,056,310
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 2,000,000 1,982,050
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,975,000 523,375
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,602,059
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,900,000 1,914,246
10,423,252
Total U.S. Territories .................................................................... 21,664,142
Total Municipal Bonds (Cost $ 310,412,686 ) .....................................
300,462,679

Franklin Tax-Free Trust
Schedule of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
s
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 $ 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 310,412,686 ) ...............................
300,542,943
a
a a a a
Short Term Investments 1.2%
Principal
Amount
Municipal Bonds 1.2%
Maryland 1.2%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.6% ,
11/01/37 ........................................................ $ 3,700,000 3,700,000
Total Municipal Bonds (Cost $ 3,700,000 ) .......................................
3,700,000
Total Short Term Investments (Cost $ 3,700,000 ) .................................
3,700,000
a
Total Investments (Cost $ 314,112,686 ) 99.0% ...................................
$304,242,943
Other Assets, less Liabilities 1.0% .............................................
3,022,763
Net Assets 100.0% ...........................................................
$307,265,706
See Abbreviations on page 140 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $11,763,424, representing 3.8% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.27 $11.48 $11.85 $12.09 $11.47
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.28 0.29 0.31
Net realized and unrealized gains (losses) ........... 0.20 (1.22) (0.37) (0.24) 0.63
Total from investment operations .................... 0.54 (0.91) (0.09) 0.05 0.94
Less distributions from:
Net investment income .......................... (0.34) (0.30) (0.28) (0.29) (0.32)
Net asset value, end of year ....................... $10.47 $10.27 $11.48 $11.85 $12.09
Total return
d
................................... 5.34% (7.92)% (0.84)% 0.41% 8.32%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.82% 0.81% 0.81% 0.81%
Net investment income ........................... 3.30% 2.90% 2.33% 2.42% 2.62%
Supplemental data
Net assets, end of year (000’s) ..................... $180,411 $166,355 $208,059 $169,677 $122,845
Portfolio turnover rate ............................ 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.27 $11.48 $11.84 $12.09 $11.46
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.32 0.30 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.19 (1.21) (0.36) (0.26) 0.64
Total from investment operations .................... 0.54 (0.89) (0.06) 0.05 0.97
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.30) (0.30) (0.34)
Net asset value, end of year ....................... $10.46 $10.27 $11.48 $11.84 $12.09
Total return
d
................................... 5.40% (7.78)% (0.60)% 0.48% 8.58%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.67% 0.66% 0.66% 0.66%
Net investment income ........................... 3.44% 3.05% 2.49% 2.58% 2.77%
Supplemental data
Net assets, end of year (000’s) ..................... $399,059 $439,718 $588,698 $647,517 $708,399
Portfolio turnover rate ............................ 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $11.60 $11.97 $12.21 $11.58
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.23 0.24 0.26
Net realized and unrealized gains (losses) ........... 0.20 (1.23) (0.37) (0.24) 0.65
Total from investment operations .................... 0.49 (0.97) (0.14) — 0.91
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.23) (0.24) (0.28)
Net asset value, end of year ....................... $10.57 $10.37 $11.60 $11.97 $12.21
Total return
d
................................... 4.87% (8.38)% (1.23)% 0.01% 7.92%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.22% 1.20% 1.21% 1.21%
Net investment income ........................... 2.83% 2.45% 1.91% 2.01% 2.22%
Supplemental data
Net assets, end of year (000’s) ..................... $23,851 $33,334 $52,654 $74,779 $104,721
Portfolio turnover rate ............................ 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.28 $11.49 $11.85 $12.10 $11.47
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.34 0.31 0.32 0.34
Net realized and unrealized gains (losses) ........... 0.19 (1.22) (0.36) (0.25) 0.65
Total from investment operations .................... 0.56 (0.88) (0.05) 0.07 0.99
Less distributions from:
Net investment income .......................... (0.37) (0.33) (0.31) (0.32) (0.36)
Net asset value, end of year ....................... $10.47 $10.28 $11.49 $11.85 $12.10
Total return .................................... 5.53% (7.65)% (0.47)% 0.61% 8.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.54% 0.53% 0.53% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.55%
e
0.54%
e
0.52% 0.53%
e
0.53%
Net investment income ........................... 3.57% 3.17% 2.61% 2.70% 2.90%
Supplemental data
Net assets, end of year (000’s) ..................... $22,474 $20,620 $33,747 $30,329 $23,700
Portfolio turnover rate ............................ 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.27 $11.49 $11.85 $12.09 $11.47
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.33 0.31 0.32 0.34
Net realized and unrealized gains (losses) ........... 0.20 (1.22) (0.36) (0.24) 0.63
Total from investment operations .................... 0.56 (0.89) (0.05) 0.08 0.97
Less distributions from:
Net investment income .......................... (0.36) (0.33) (0.31) (0.32) (0.35)
Net asset value, end of year ....................... $10.47 $10.27 $11.49 $11.85 $12.09
Total return .................................... 5.61% (7.77)% (0.50)% 0.66% 8.59%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.57% 0.56% 0.56% 0.56%
Net investment income ........................... 3.54% 3.15% 2.59% 2.68% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $67,832 $70,684 $86,643 $85,456 $82,970
Portfolio turnover rate ............................ 15.60% 26.78% 21.64% 18.20% 14.83%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.9%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 891,841
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,544,000 4,806,177
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 585,883
5,392,060
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,665,202
Missouri 89.3%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/32 ................................... 1,500,000 1,598,218
GO , 2017 A , Refunding , 5% , 3/01/33 ................................... 1,595,000 1,699,987
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,812,360
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,927,195
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 318,567
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,722,169
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,886,683
SoutheastHEALTH Obligated Group , Revenue , 2021 , 4% , 3/01/41 ............. 3,010,000 2,974,789
SoutheastHEALTH Obligated Group , Revenue , 2021 , 3% , 3/01/46 ............. 3,000,000 2,298,713
SoutheastHEALTH Obligated Group , Revenue , 2021 , 4% , 3/01/46 ............. 8,730,000 8,324,334
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,244,207
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,365,841
City of Bridgeton ,
Sales Tax , Revenue , 2021 A , Refunding , 2% , 12/01/32 ...................... 500,000 428,164
Sales Tax , Revenue , 2021 A , Refunding , 2.125% , 12/01/33 .................. 1,170,000 1,002,391
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 1,001,043
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,984,108
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,981,048
City of Kansas City ,
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,558,548
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,962,588
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,460,142
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,978,054
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,117,946
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 526,801
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,650,787
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,855,231
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,844,260
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 1,012,954
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 1,006,942
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 519,013
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 .....................
1,500,000 1,310,624
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. 13,070,000 14,862,347
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. 5,000,000 5,118,145
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. 1,000,000 1,044,093
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. 2,125,000 2,215,268

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis, (continued)
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... $ 1,705,000 $ 1,823,227
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,482,984
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,754,543
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 508,095
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 347,556
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,602,650
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,732,009
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,022,107
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,376,625
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 887,000
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 876,958
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,583,884
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,201,820
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,772,156
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,761,368
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,247,404
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/39 ........ 6,690,000 6,785,018
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,908,965
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,897,288
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 5,012,791
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,576,434
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,600,134
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,879,967
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,840,361
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,113,044
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,023,957
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,715,441
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,649,899
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/48 ........................................................ 485,000 393,853
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 1,976,486
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 8,557,336
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,027,537
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 4,068,451
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... 4,345,000 4,381,819
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/38 ...... 4,885,000 4,742,711
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 2,019,571
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 823,460
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,843,046
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/45 .................... 6,870,000 6,945,871
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 10,071,606
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,564,156
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,897,368
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 19,335,775
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,732,433

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ $ 13,500,000 $ 13,902,470
St. Louis University , Revenue , 2015 A , 5% , 10/01/38 ....................... 5,500,000 5,623,449
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,575,538
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,870,712
St. Luke's Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 4,030,000 4,173,441
St. Luke's Health System Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/43 ....................................................... 2,000,000 2,082,338
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 354,866
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 414,302
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 782,654
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 69,018
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 151,159
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 165,231
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,173,678
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 418,196
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,209,176
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,410,692
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,008,469
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,020,876
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,004,387
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,400,495
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 8,217,059
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,156,119
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,600,678
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 5% , 3/01/57 ....... 100,000 103,104
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,538,059
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,650,019
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,555,588
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 976,082
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/36 ............... 1,140,000 1,123,144
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/37 ............... 500,000 482,481
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/41 ............... 515,000 472,215
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,915,057
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 8,054,676
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,327,787
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,673,387
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 777,648
Revenue , 2019 C , GNMA Insured , 3% , 11/01/44 ........................... 3,030,000 2,452,695
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,412,446
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,950,157
Revenue , 2021 B , GNMA Insured , 2.2% , 11/01/46 ......................... 1,160,000 827,103
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... 7,220,000 4,837,006
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,916,144
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,990,000 1,965,690
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,480,000 2,390,565
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project , Revenue , 2015 A , Refunding , 5% , 12/01/35 .................. 7,335,000 7,439,759
MoPEP 1 Pool Fund , Revenue , 2018 , 5% , 12/01/43 ........................ 2,000,000 2,060,934
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/33 ................ 5,500,000 5,548,216

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Joint Municipal Electric Utility Commission, (continued)
Prairie State Project , Revenue , 2016 A , Refunding , 5% , 12/01/40 .............. $ 27,950,000 $ 28,532,090
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,399,343
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 5,062,430
Normandy Schools Collaborative ,
GO , 2021 B , 2% , 3/01/40 ............................................ 2,050,000 1,494,745
GO , 2021 B , 2% , 3/01/41 ............................................ 1,700,000 1,213,711
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 2,000,000 1,975,871
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,607,244
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,482,595
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,650,420
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 2,029,264
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,992,077
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,586,191
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,003,226
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,487,257
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.125% , 7/15/39 ...................................... 3,680,000 2,633,148
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,724,456
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 6,385,000 5,124,127
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,131,195
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 2,039,995
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,646,349
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 6,031,856
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,276,414
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,725,806
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 7,072,370
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 3,986,241
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 210,000 195,449
619,317,559
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,424,162
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,613,693
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,613,694
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,200,000 2,251,363
5,478,750
Texas 1.0%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,037,316
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,916,742
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 2.5% ,
9/01/41 ........................................................ 525,000 365,559
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/44 700,000 512,525

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ $ 3,200,000 $ 2,499,812
7,331,954
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,612,389
Wisconsin 1.8%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,537,141
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,250,000 2,712,412
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,512,189
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 4,900,000 4,900,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,525,787
12,187,529
U.S. Territories 3.3%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,974,214
Puerto Rico 2.4%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/33 .................................... 192,434 191,253
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 1,193,087 1,197,832
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 4,275,909 4,197,292
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,383
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,750,000 1,734,293
b
Revenue , WW , 5.5% , 7/01/38 ......................................... 4,690,000 1,242,850
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,404,803
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 6,044,988
16,425,694
Total U.S. Territories .................................................................... 22,399,908
Total Municipal Bonds (Cost $ 706,552,981 ) .....................................
678,701,354
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 706,552,981 ) ...............................
678,891,956
a
a a a a
Short Term Investments 0.9%
Principal
Amount
Municipal Bonds 0.9%
Missouri 0.9%
e
Health & Educational Facilities Authority of the State of Missouri ,
Washington University (The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.6% , 3/01/40 .................................. 600,000 600,000

Franklin Tax-Free Trust
Schedule of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Missouri (continued)
e
Health & Educational Facilities Authority of the State of Missouri, (continued)
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 3.45% , 2/15/33 .............................................. $ 5,800,000 $ 5,800,000
6,400,000
Total Municipal Bonds (Cost $ 6,400,000 ) .......................................
6,400,000
Total Short Term Investments (Cost $ 6,400,000 ) .................................
6,400,000
a
Total Investments (Cost $ 712,952,981 ) 98.8% ...................................
$685,291,956
Other Assets, less Liabilities 1.2% .............................................
8,335,288
Net Assets 100.0% ...........................................................
$693,627,244
See Abbreviations on page 140 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $26,756,775, representing 3.9% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $11.31 $11.62 $11.84 $11.30
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.24 0.21 0.27 0.28
Net realized and unrealized gains (losses) ........... 0.25 (1.07) (0.31) (0.23) 0.56
Total from investment operations .................... 0.52 (0.83) (0.10) 0.04 0.84
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.21) (0.26) (0.30)
Net asset value, end of year ....................... $10.51 $10.25 $11.31 $11.62 $11.84
Total return
d
................................... 5.21% (7.31)% (0.89)% 0.38% 7.50%
Ratios to average net assets
Expenses
e
.................................... 0.85% 0.84% 0.82% 0.81% 0.82%
Net investment income ........................... 2.61% 2.26% 1.81% 2.27% 2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $134,364 $133,789 $167,474 $145,847 $101,981
Portfolio turnover rate ............................ 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $11.31 $11.62 $11.84 $11.30
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.25 0.23 0.29 0.30
Net realized and unrealized gains (losses) ........... 0.25 (1.06) (0.31) (0.23) 0.56
Total from investment operations .................... 0.53 (0.81) (0.08) 0.06 0.86
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.23) (0.28) (0.32)
Net asset value, end of year ....................... $10.50 $10.25 $11.31 $11.62 $11.84
Total return
d
................................... 5.27% (7.17)% (0.65)% 0.44% 7.66%
Ratios to average net assets
Expenses
e
.................................... 0.70% 0.69% 0.67% 0.67% 0.67%
Net investment income ........................... 2.75% 2.41% 1.97% 2.44% 2.63%
Supplemental data
Net assets, end of year (000’s) ..................... $293,654 $339,756 $462,916 $521,406 $567,825
Portfolio turnover rate ............................ 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.42 $11.49 $11.81 $12.04 $11.49
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.19 0.17 0.22 0.24
Net realized and unrealized gains (losses) ........... 0.26 (1.07) (0.33) (0.23) 0.56
Total from investment operations .................... 0.48 (0.88) (0.16) (0.01) 0.80
Less distributions from:
Net investment income .......................... (0.22) (0.19) (0.16) (0.22) (0.25)
Net asset value, end of year ....................... $10.68 $10.42 $11.49 $11.81 $12.04
Total return
d
................................... 4.70% (7.66)% (1.36)% (0.11)% 7.07%
Ratios to average net assets
Expenses
e
.................................... 1.24% 1.23% 1.21% 1.21% 1.22%
Net investment income ........................... 2.15% 1.81% 1.40% 1.87% 2.08%
Supplemental data
Net assets, end of year (000’s) ..................... $21,453 $27,303 $42,794 $63,485 $90,244
Portfolio turnover rate ............................ 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.24 $11.30 $11.61 $11.84 $11.29
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.27 0.25 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.25 (1.07) (0.31) (0.23) 0.56
Total from investment operations .................... 0.55 (0.80) (0.06) 0.07 0.88
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.25) (0.30) (0.33)
Net asset value, end of year ....................... $10.50 $10.24 $11.30 $11.61 $11.84
Total return .................................... 5.52% (7.05)% (0.60)% 0.57% 7.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.54% 0.54% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.56%
e
0.55% 0.53% 0.53% 0.54%
Net investment income ........................... 2.89% 2.56% 2.10% 2.56% 2.76%
Supplemental data
Net assets, end of year (000’s) ..................... $28,442 $20,233 $23,000 $17,426 $10,948
Portfolio turnover rate ............................ 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.25 $11.31 $11.62 $11.84 $11.30
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.24 0.30 0.31
Net realized and unrealized gains (losses) ........... 0.25 (1.06) (0.31) (0.23) 0.56
Total from investment operations .................... 0.54 (0.80) (0.07) 0.07 0.87
Less distributions from:
Net investment income .......................... (0.29) (0.26) (0.24) (0.29) (0.33)
Net asset value, end of year ....................... $10.50 $10.25 $11.31 $11.62 $11.84
Total return .................................... 5.37% (7.08)% (0.64)% 0.63% 7.77%
Ratios to average net assets
Expenses
d
.................................... 0.60% 0.59% 0.57% 0.57% 0.57%
Net investment income ........................... 2.86% 2.52% 2.06% 2.53% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $112,197 $115,439 $132,919 $121,041 $105,851
Portfolio turnover rate ............................ 14.73% 16.87% 23.40% 15.09% 15.22%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,591,797
Total Corporate Bonds (Cost $1,600,000) .......................................
1,591,797
Municipal Bonds 97.3%
California 0.4%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,300,000 2,068,317
Florida 1.4%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 4,680,000 4,057,163
b
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,500,000 1,033,911
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,276,563
8,367,637
Illinois 0.7%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 514,186
State of Illinois ,
GO, 2016, 5%, 11/01/34 ............................................. 1,100,000 1,137,545
GO, 2021 A, 5%, 3/01/33 ............................................ 2,000,000 2,235,415
3,887,146
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 5,600,000 4,135,293
New Jersey 1.1%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 1,013,348
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 2,900,000 3,028,591
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 382,942
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,290,000 1,358,581
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 1,000,000 974,123
6,757,585
New York 1.6%
Metropolitan Transportation Authority ,
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 1,595,000 1,560,917
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 5,325,000 5,138,669
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 3,000,000 2,984,789
9,684,375
North Carolina 84.5%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
3,070,000 3,082,254
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 14,000,000 14,279,390
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 5,398,606
Atrium Health Obligated Group, Revenue, 2022 A, Refunding, 4%, 1/15/43 ....... 2,000,000 1,993,169
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 8,818,436
GO, 2023 B, Refunding, 5%, 7/01/42 ................................... 2,925,000 3,351,155
GO, 2023 B, Refunding, 5%, 7/01/43 ................................... 2,300,000 2,622,231
Airport, Revenue, 2019 B, 4%, 7/01/44 .................................. 5,515,000 5,382,065
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/39 ......................... 6,000,000 6,136,471
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/40 ......................... 9,030,000 9,196,943
Airport, Revenue, 2021 A, Refunding, 4%, 7/01/41 ......................... 2,410,000 2,445,685
Airport, Revenue, 2023 A, 5%, 7/01/48 .................................. 4,500,000 4,963,319

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
Airport, Revenue, 2023 A, 5%, 7/01/53 .................................. $ 6,155,000 $ 6,712,343
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/38 .............. 4,150,000 4,264,765
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 359,073
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 4,037,646
City of Greensboro , Combined Water & Sewer System , Revenue , 2020 A , Refunding ,
4% , 6/01/45 ...................................................... 4,500,000 4,530,571
City of Raleigh ,
GO, 2023 A, Refunding, 5%, 4/01/41 ................................... 1,775,000 2,032,982
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 3,000,000 2,995,729
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,030,844
Combined Enterprise System, Revenue, 2023, Refunding, 4%, 9/01/53 ......... 9,305,000 9,248,944
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,072,478
City of Winston-Salem ,
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,375,344
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 9,895,055
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,633,402
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 401,015
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 338,535
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 520,863
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 218,630
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 385,605
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 524,813
GO, 2019, 4%, 6/01/37 ............................................. 450,000 468,452
GO, 2019, 4%, 6/01/39 ............................................. 700,000 719,547
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 1,025,501
County of Guilford ,
GO, 2017 B, 4%, 5/01/33 ............................................ 5,000,000 5,163,680
c
GO, 2024, 4%, 3/01/43 ............................................. 5,000,000 5,109,145
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,123,828
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 357,544
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 409,009
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,163,506
County of New Hanover ,
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 3,864,647
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 5,364,710
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 14,554,458
County of Union , Enterprise System , Revenue , 2021 , 4% , 6/01/32 ...............
1,050,000 1,140,024
County of Wake ,
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 8,801,011
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 5,268,389
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 5,629,514
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,669,802
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43
1,000,000 1,108,572
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,700,000 1,726,193
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 418,217
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 529,383
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 588,861

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Capital Facilities Finance Agency, (continued)
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... $ 1,860,000 $ 2,008,512
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 1,855,000 2,016,510
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,084,386
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 1,670,000 1,804,084
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 744,013
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 360,421
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 13,987,132
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ................. 2,500,000 2,577,643
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 5,500,000 5,654,468
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,099,036
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 13,000,000 13,345,839
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 2,000,000 2,079,742
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 3,210,000 3,329,972
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 2,270,000 2,348,274
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 5,557,232
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,294,009
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 10,000,000 9,912,495
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 14,052,744
North Carolina Central University ,
Revenue, 2019, AGMC Insured, 5%, 4/01/44 ............................. 1,575,000 1,671,753
Revenue, 2019, 4%, 4/01/49 ......................................... 1,000,000 920,168
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 4,180,000 3,780,695
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 6,405,000 5,684,329
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 750,000 653,651
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,035,000 2,518,028
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 2,660,000 2,129,591
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 4,715,000 3,940,846
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,170,000 1,786,195
Revenue, 44, 3%, 7/01/46 ........................................... 2,740,000 2,138,755
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,805,000 1,363,846
Revenue, 46 A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,100,000 1,816,410
Revenue, 46 A, GNMA Insured, 1.75%, 1/01/31 ........................... 975,000 842,869
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 1,000,000 1,081,392
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 1,736,659
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,005,951
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 2,935,000 2,358,295
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 750,284
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 170,837
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 174,370
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 786,599
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 1,665,000 1,361,666
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,317,019
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 2,327,528
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,010,784
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 2,115,000 2,044,286
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. 6,640,000 6,295,676
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/34 ........ 2,050,000 2,120,458
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,011,721
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 890,033
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 2,714,430
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,132,965
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/40 ......... 1,800,000 1,880,875
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 900,672
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 2,420,000 2,489,512

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... $ 1,350,000 $ 1,174,115
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,425,054
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 3,820,838
d
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024 A,
5%, 10/01/44 ................................................... 750,000 793,036
d
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2024 A,
5%, 10/01/49 ................................................... 750,000 782,616
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,069,174
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,333,182
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 127,040
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 309,634
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 466,895
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 531,899
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 377,049
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 55,000 51,937
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/54 ............................... 2,560,000 2,588,649
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 4,875,000 5,052,776
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 9,984,383
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,504,016
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,011,986
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,019,399
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,412,591
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,685,124
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,419,150
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,226,958
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,056,932
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 2,000,000 2,101,974
Revenue, Senior Lien, 2019, 4%, 1/01/55 ................................ 5,000,000 4,519,622
Revenue, Senior Lien, 2024 A, AGMC Insured, 5%, 1/01/58 .................. 3,000,000 3,207,646
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 357,800
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 561,266
Revenue, 2020 A, Refunding, 5%, 5/01/36 ............................... 2,580,000 2,800,170
State of North Carolina ,
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 2,812,004
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 2,863,831
Highway Trust Fund, Revenue, 2020 B, 4%, 5/01/35 ....................... 2,750,000 2,924,896
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 8,090,727
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,064,242
University of North Carolina at Chapel Hill ,
Revenue, 2021 B, Refunding, 5%, 12/01/37 .............................. 2,180,000 2,524,099
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,920,000 8,115,109
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,006,240
Revenue, 2017, 5%, 10/01/47 ........................................ 5,000,000 5,226,546
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,269,039
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 293,695
University of North Carolina at Greensboro ,
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,234,485
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,021,855

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
$ 3,000,000 $ 3,048,761
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,015
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ......
2,685,000 2,655,923
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 947,962
Revenue, 2020 B, 4%, 4/01/50 ........................................ 5,000,000 4,874,341
498,424,695
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,600,000 1,358,900
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,600,000 1,358,900
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,047,761
4,765,561
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue , Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,100,000 1,610,064
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 195,202
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 194,600
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,187,335
4,187,201
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,357,801
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,600,000 1,294,435
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 6/01/24 ..... 4,200,000 4,200,000
5,494,435
U.S. Territories 4.3%
Guam 0.8%
Antonio B Won Pat International Airport Authority ,
Revenue, 2023 A, Refunding, 5.25%, 10/01/30 ............................ 750,000 781,083
Revenue, 2023 A, Refunding, 5.125%, 10/01/34 ........................... 390,000 403,677
Revenue, 2023 A, Refunding, 5.25%, 10/01/35 ............................ 265,000 275,263
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,306,970
4,766,993
Puerto Rico 3.5%
Commonwealth of Puerto Rico ,
e
GO, FRN, Zero Cpn., 11/01/43 ........................................ 103,304 60,562
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 25,850 27,309
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 25,431 27,584
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 24,701 27,587
GO, 2022 A-1, 4%, 7/01/33 .......................................... 23,423 23,010
GO, 2022 A-1, 4%, 7/01/35 .......................................... 21,054 20,436
GO, 2022 A-1, 4%, 7/01/37 .......................................... 18,070 17,258
GO, 2022 A-1, 4%, 7/01/41 .......................................... 24,568 22,820
GO, 2022 A-1, 4%, 7/01/46 .......................................... 25,551 23,093
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 3,797 3,747
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 30,143 19,428

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... $ 1,643,000 $ 1,612,792
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 246,450 247,430
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,486,537
f
Revenue, XX, 5.25%, 7/01/40 ........................................ 4,120,000 1,091,800
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 478,787
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 204,440
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 12,890,000 12,986,649
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 2,000,000 1,990,857
20,372,126
Total U.S. Territories .................................................................... 25,139,119
Total Municipal Bonds (Cost $596,599,104) .....................................
574,269,165
Shares
Escrows and Litigation Trusts 0.0%
†
a,g
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $–) ...................................
167,437
Total Long Term Investments (Cost $598,199,104) ...............................
576,028,399
a
a a a a
Short Term Investments 2.4%
Principal
Amount
Municipal Bonds 2.4%
North Carolina 2.4%
h
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 3.65%, 1/15/38 .......................... 9,255,000 9,255,000
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 3.65%, 1/15/37 .......................... 700,000 700,000
Atrium Health Obligated Group, Revenue, 2007 E, AGMC Insured, LOC TD Bank NA,
Daily VRDN and Put, 3.65%, 1/15/44 ................................. 300,000 300,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.65%, 1/15/48 ................................. 3,800,000 3,800,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.65%, 1/15/48 ................................. 260,000 260,000
14,315,000
Total Municipal Bonds (Cost $14,315,000) ......................................
14,315,000
Total Short Term Investments (Cost $14,315,000 ) ................................
14,315,000
a
Total Investments (Cost $612,514,104) 100.0% ..................................
$590,343,399
Other Assets, less Liabilities 0.0% .............................................
(233,268)
Net Assets 100.0% ...........................................................
$590,110,131

Franklin Tax-Free Trust
Schedule of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
See Abbreviations on page 140 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $22,502,063, representing 3.8% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
The coupon rate shown represents the rate at period end.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
g
Non-income producing.
h
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.72 $10.79 $11.13 $11.42 $10.92
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.19 0.22 0.28
Net realized and unrealized gains (losses) ........... 0.27 (1.08) (0.34) (0.29) 0.52
Total from investment operations .................... 0.53 (0.85) (0.15) (0.07) 0.80
Less distributions from:
Net investment income .......................... (0.26) (0.22) (0.19) (0.22) (0.30)
Net asset value, end of year ....................... $9.99 $9.72 $10.79 $11.13 $11.42
Total return
d
................................... 5.66% (7.85)% (1.38)% (0.58)% 7.40%
Ratios to average net assets
Expenses
e
.................................... 0.88% 0.86% 0.84% 0.84% 0.84%
Net investment income ........................... 2.65% 2.28% 1.71% 1.97% 2.54%
Supplemental data
Net assets, end of year (000’s) ..................... $84,618 $87,137 $108,135 $107,395 $77,058
Portfolio turnover rate ............................ 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.72 $10.79 $11.12 $11.42 $10.91
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.24 0.21 0.24 0.30
Net realized and unrealized gains (losses) ........... 0.27 (1.07) (0.33) (0.30) 0.52
Total from investment operations .................... 0.54 (0.83) (0.12) (0.06) 0.82
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.21) (0.24) (0.31)
Net asset value, end of year ....................... $9.99 $9.72 $10.79 $11.12 $11.42
Total return
d
................................... 5.71% (7.71)% (1.15)% (0.52)% 7.66%
Ratios to average net assets
Expenses
e
.................................... 0.73% 0.71% 0.69% 0.69% 0.69%
Net investment income ........................... 2.80% 2.42% 1.86% 2.15% 2.69%
Supplemental data
Net assets, end of year (000’s) ..................... $211,988 $235,354 $316,275 $353,874 $398,547
Portfolio turnover rate ............................ 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.89 $10.98 $11.32 $11.62 $11.10
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.18 0.15 0.18 0.24
Net realized and unrealized gains (losses) ........... 0.28 (1.09) (0.34) (0.30) 0.54
Total from investment operations .................... 0.50 (0.91) (0.19) (0.12) 0.78
Less distributions from:
Net investment income .......................... (0.22) (0.18) (0.15) (0.18) (0.26)
Net asset value, end of year ....................... $10.17 $9.89 $10.98 $11.32 $11.62
Total return
d
................................... 5.13% (8.27)% (1.76)% (1.05)% 7.07%
Ratios to average net assets
Expenses
e
.................................... 1.27% 1.25% 1.23% 1.24% 1.24%
Net investment income ........................... 2.19% 1.80% 1.27% 1.58% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $9,264 $12,400 $20,687 $38,151 $52,357
Portfolio turnover rate ............................ 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.72 $10.80 $11.13 $11.43 $10.92
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.22 0.25 0.32
Net realized and unrealized gains (losses) ........... 0.28 (1.09) (0.32) (0.29) 0.52
Total from investment operations .................... 0.57 (0.83) (0.10) (0.04) 0.84
Less distributions from:
Net investment income .......................... (0.29) (0.25) (0.23) (0.26) (0.33)
Net asset value, end of year ....................... $10.00 $9.72 $10.80 $11.13 $11.43
Total return .................................... 5.97% (7.66)% (1.00)% (0.38)% 7.80%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.56% 0.57% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.58% 0.56% 0.55% 0.55% 0.55%
Net investment income ........................... 2.95% 2.61% 2.00% 2.27% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $8,667 $6,243 $7,778 $6,812 $5,829
Portfolio turnover rate ............................ 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.73 $10.80 $11.13 $11.43 $10.92
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.25 0.22 0.25 0.31
Net realized and unrealized gains (losses) ........... 0.27 (1.07) (0.33) (0.30) 0.53
Total from investment operations .................... 0.55 (0.82) (0.11) (0.05) 0.84
Less distributions from:
Net investment income .......................... (0.28) (0.25) (0.22) (0.25) (0.33)
Net asset value, end of year ....................... $10.00 $9.73 $10.80 $11.13 $11.43
Total return .................................... 5.81% (7.61)% (1.05)% (0.42)% 7.76%
Ratios to average net assets
Expenses
d
.................................... 0.63% 0.61% 0.59% 0.59% 0.59%
Net investment income ........................... 2.90% 2.54% 1.96% 2.23% 2.79%
Supplemental data
Net assets, end of year (000’s) ..................... $103,453 $111,733 $138,033 $128,837 $109,844
Portfolio turnover rate ............................ 13.99% 22.24% 34.49% 31.54% 14.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 1,000,000 $ 899,269
Florida 0.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. 3,456,000 2,996,058
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 1,100,000 758,202
3,754,260
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,542,558
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,044,380
2,586,938
New Jersey 1.2%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 3,460,000 3,765,319
Revenue, 2022 A, 4%, 6/15/41 ........................................ 1,000,000 1,008,786
4,774,105
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,317,297
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 1,200,000 1,019,175
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,200,000 1,019,175
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,638,209
3,676,559
Texas 0.8%
a
EP Cimarron Ventanas PFC , Revenue , Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,600,000 1,226,715
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 230,916
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 258,087
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,640,502
3,356,220
Virginia 81.6%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/30 ............................................ 1,120,000 1,129,809
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/31 ............................................ 1,165,000 1,175,897
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/32 ............................................ 1,105,000 1,115,780
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/33 ............................................ 1,260,000 1,270,518
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/42 ............................................ 2,725,000 2,546,850
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 A,
Refunding, 4%, 6/01/49 ............................................ 2,800,000 2,462,919
Westminster Canterbury of the Blue Ridge Obligated Group, Revenue, 2022 B,
Refunding, 4%, 6/01/54 ............................................ 5,215,000 4,471,069
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Pre-Refunded, 5%, 10/01/45 975,000 1,002,345

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Alexandria Industrial Development Authority, (continued)
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ $ 2,450,000 $ 2,393,228
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System Obligated Group, Revenue, 2020,
Refunding, 4%, 7/01/45 ............................................ 2,000,000 1,941,116
Virginia Hospital Center Arlington Health System Obligated Group, Revenue, 2020,
Refunding, 3.75%, 7/01/50 ......................................... 10,350,000 9,451,051
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 989,216
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 3,846,890
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................
5,500,000 5,618,560
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,850,239
City of Norfolk ,
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 7,308,940
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 7,266,362
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ......
10,000,000 10,393,451
Commonwealth of Virginia ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,710,000 2,929,347
GO, 2022 A, 5%, 6/01/52 ............................................ 2,445,000 2,700,603
b
GO, 2024 A, 4%, 6/01/42 ............................................ 3,180,000 3,287,177
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 5,302,715
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%,
10/01/36 ....................................................... 4,865,000 5,003,328
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 3,667,499
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,204,592
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 5,284,453
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 4,814,596
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 5,369,721
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 12,429,618
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, Pre-Refunded, 5%, 7/01/48 ................... 5,505,000 5,997,909
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 4,885,000 5,156,784
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 500,000 489,372
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/45 ....................................................... 725,000 681,418
Westminster-Canterbury Corp. Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/50 ....................................................... 1,500,000 1,361,270
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/42 .. 1,125,000 1,183,290
Westminster-Canterbury Corp. Obligated Group, Revenue, 2022 A, 5%, 10/01/52 .. 5,000,000 5,104,623
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... 2,260,000 2,487,921
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/38 ........................................................ 675,000 643,853
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/42 ........................................................ 1,120,000 1,020,948

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Lexington Industrial Development Authority, (continued)
Lexington Retirement Community Obligated Group, Revenue, 2022, Refunding, 4%,
1/01/48 ........................................................ $ 2,315,000 $ 2,003,332
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,197,430
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,570,116
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 4,565,948
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,274,634
Centra Health Obligated Group, Revenue, 2021, Refunding, 3%, 1/01/51 ........ 2,000,000 1,462,587
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 6,305,000 5,916,893
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,779,775
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 853,682
Revenue, 2019, 5%, 7/01/43 ......................................... 5,600,000 5,910,938
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund, Revenue, 2022, 5%, 6/01/47 ......... 1,750,000 1,927,070
Commuter Rail Operating & Capital Fund, Revenue, 2022, 5%, 6/01/52 ......... 7,090,000 7,725,296
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,123,134
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,355,343
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,860,178
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 932,736
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,420
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 1,713,445
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,087,651
Virginia College Building Authority ,
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,112,536
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 78,890
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,109,666
Revenue, 2023 B, Refunding, 5%, 2/01/32 ............................... 6,000,000 7,067,461
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 702,500
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 328,814
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 427,466
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 870,591
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,279,081
Regent University, Revenue, 2021, Refunding, 4%, 6/01/36 .................. 2,750,000 2,739,353
Regent University, Revenue, 2021, Refunding, 3%, 6/01/41 .................. 4,800,000 3,825,287
Regent University, Revenue, 2021, Refunding, 4%, 6/01/46 .................. 3,725,000 3,320,221
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,371,637
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,189,616
Revenue, 2022, Refunding, 4%, 5/15/36 ................................. 5,000,000 5,320,136
b
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........ 3,000,000 3,025,083
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,304,065
Virginia Public School Authority ,
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 5,818,068
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,063,667
Virginia Resources Authority ,
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,297,944
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 2,255,000 2,290,666

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Resources Authority, (continued)
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. $ 7,655,000 $ 8,162,112
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2022, Refunding, 4%, 1/01/48 ..... 7,000,000 6,515,842
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 4,760,271
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,000,000 6,117,607
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/40 ........................................................ 7,500,000 7,227,561
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 5,000,000 5,057,574
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/52 ... 4,600,000 4,633,247
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,122,272
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,265,571
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 6,175,835
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/37 .................................................... 2,750,000 2,683,837
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 2,250,000 1,980,090
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/37 ... 4,000,000 4,088,149
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 2,000,000 2,034,526
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1,989,030
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,084,221
341,016,378
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,018,351
Wisconsin 1.2%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 1,200,000 970,826
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 6/01/24 ..... 3,100,000 3,100,000
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 1,000,000 1,017,191
5,088,017
U.S. Territories 10.1%
District of Columbia 7.4%
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2021 A, Refunding, 5%, 10/01/46 ....................... 5,000,000 5,283,731
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/48 ..................... 4,000,000 4,313,232
Dulles Toll Road, Revenue, Senior Lien, 2022 A, Refunding, AGMC Insured, 4%,
10/01/52 ....................................................... 5,000,000 4,790,392
Washington Metropolitan Area Transit Authority ,
Dedicated, Revenue, 2020 A, 5%, 7/15/45 ............................... 3,145,000 3,385,517
Dedicated, Revenue, 2021 A, 5%, 7/15/41 ............................... 7,530,000 8,355,001
Dedicated, Revenue, 2021 A, 5%, 7/15/46 ............................... 2,000,000 2,169,055
Dedicated, Revenue, 2023 A, 5%, 7/15/43 ............................... 2,500,000 2,795,817
31,092,745
Puerto Rico 2.7%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,314,400 1,290,234
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,684,742
c
Revenue, WW, 5.5%, 7/01/38 ......................................... 1,040,000 275,600
c
Revenue, XX, 5.25%, 7/01/40 ........................................ 1,900,000 503,500

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. $ 425,000 $ 453,456
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 191,909
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 6,400,000 6,403,660
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 500,000 503,749
11,306,850
Total U.S. Territories .................................................................... 42,399,595
Total Municipal Bonds (Cost $430,975,427) .....................................
409,886,989
Shares
Escrows and Litigation Trusts 0.0%
†
d,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $–) ...................................
119,482
Total Long Term Investments (Cost $430,975,427) ...............................
410,006,471
a
a a a a
Short Term Investments 1.7%
Principal
Amount
Municipal Bonds 1.7%
New York 0.5%
f
City of New York , GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
3.75% , 6/01/44 ................................................... 2,000,000 2,000,000
Virginia 1.2%
f
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.65% ,
10/01/48 ........................................................ 5,200,000 5,200,000
Total Municipal Bonds (Cost $7,200,000) .......................................
7,200,000
Total Short Term Investments (Cost $7,200,000 ) .................................
7,200,000
a
Total Investments (Cost $438,175,427) 99.8% ...................................
$417,206,471
Other Assets, less Liabilities 0.2% .............................................
783,815
Net Assets 100.0% ...........................................................
$417,990,286

Franklin Tax-Free Trust
Schedule of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
See Abbreviations on page 140 .
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $12,389,171, representing 3.0% of net assets.
b
Security purchased on a when-issued basis. See Note 1(b).
c
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $201,483,333 $330,472,963 $279,396,241 $314,112,686
Value - Unaffiliated issuers ............... $193,153,617 $314,677,952 $266,223,009 $304,242,943
Cash ................................. 2,014,242 3,281,288 68,000 446,705
Receivables:
Capital shares sold ..................... 62,545 175,933 270,981 82,505
Interest .............................. 2,252,947 3,173,687 3,383,722 3,219,813
Unrealized appreciation on unfunded
commitment s (Note 1b) ................... — 60,898 22,938 53,049
Total assets ....................... 197,483,351 321,369,758 269,968,650 308,045,015
Liabilities:
Payables:
Investment securities purchased ........... 2,546,260 — — —
Capital shares redeemed ................ 395,209 474,632 436,845 423,253
Management fees ...................... 88,664 141,234 113,406 136,177
Distribution fees ....................... 21,942 36,301 29,246 36,087
Transfer agent fees ..................... 27,778 51,220 44,565 48,222
Professional fees ...................... 34,217 38,877 36,056 38,155
Trustees' fees and expenses .............. 220 205 309 317
Distributions to shareholders .............. 36,253 77,205 27,982 81,458
Accrued expenses and other liabilities ........ 26,461 16,296 25,876 15,640
Total liabilities ...................... 3,177,004 835,970 714,285 779,309
Net assets, at value .............. $194,306,347 $320,533,788 $269,254,365 $307,265,706
Net assets consist of:
Paid-in capital .......................... $219,877,514 $372,523,800 $313,446,371 $371,837,201
Total distributable earnings (losses) .......... (25,571,167) (51,990,012) (44,192,006) (64,571,495)
Net assets, at value .............. $194,306,347 $320,533,788 $269,254,365 $307,265,706

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $48,532,330 $76,013,783 $62,107,939 $87,309,362
Shares outstanding ..................... 4,758,935 7,114,409 6,085,587 8,811,387
Net asset value per share
a,b
............... $10.20 $10.68 $10.21 $9.91
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.60 $11.10 $10.61 $10.30
Class A1:
Net assets, at value .................... $118,538,252 $172,563,914 $158,861,563 $147,336,510
Shares outstanding ..................... 11,637,455 16,151,769 15,573,748 14,865,632
Net asset value per share
a,b
............... $10.19 $10.68 $10.20 $9.91
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.59 $11.10 $10.60 $10.30
Class C:
Net assets, at value .................... $6,045,834 $14,486,081 $8,767,171 $13,708,263
Shares outstanding ..................... 585,644 1,335,555 845,478 1,355,017
Net asset value and maximum offering price per
share
a,b
.............................. $10.32 $10.85 $10.37 $10.12
Class R6:
Net assets, at value .................... $1,278,736 $11,081,897 $7,966,866 $10,817,722
Shares outstanding ..................... 125,509 1,037,104 780,831 1,089,704
Net asset value and maximum offering price per
share
b
............................... $10.19 $10.69 $10.20 $9.93
Advisor Class:
Net assets, at value .................... $19,911,195 $46,388,113 $31,550,826 $48,093,849
Shares outstanding ..................... 1,954,490 4,339,805 3,091,438 4,846,752
Net asset value and maximum offering price per
share
b
............................... $10.19 $10.69 $10.21 $9.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $712,952,981 $612,514,104 $438,175,427
Value - Unaffiliated issuers ................................ $685,291,956 $590,343,399 $417,206,471
Cash .................................................. 43,375 117,710 3,656,526
Receivables:
Capital shares sold ...................................... 108,179 585,656 94,910
Interest ............................................... 9,790,986 6,777,877 4,297,284
Unrealized appreciation on unfunded commitment s (Note 1b) ........ 125,974 110,529 78,906
Total assets ........................................ 695,360,470 597,935,171 425,334,097
Liabilities:
Payables:
Investment securities purchased ............................ — 6,634,552 6,274,192
Capital shares redeemed ................................. 1,050,520 627,831 587,885
Management fees ....................................... 281,982 241,057 177,853
Distribution fees ........................................ 79,921 60,989 38,324
Transfer agent fees ...................................... 89,993 85,716 63,383
Trustees' fees and expenses ............................... 715 641 464
Distributions to shareholders ............................... 130,039 97,336 117,435
Accrued expenses and other liabilities ......................... 100,056 76,918 84,275
Total liabilities ....................................... 1,733,226 7,825,040 7,343,811
Net assets, at value ............................... $693,627,244 $590,110,131 $417,990,286
Net assets consist of:
Paid-in capital ........................................... $836,793,770 $730,986,235 $511,660,217
Total distributable earnings (losses) ........................... (143,166,526) (140,876,104) (93,669,931)
Net assets, at value ............................... $693,627,244 $590,110,131 $417,990,286

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $180,411,363 $134,364,052 $84,618,356
Shares outstanding ...................................... 17,236,724 12,788,501 8,467,055
Net asset value per share
a,b
................................ $10.47 $10.51 $9.99
Maximum offering price per share (net asset value per share ÷
96.25%)
b
.............................................. $10.88 $10.92 $10.38
Class A1:
Net assets, at value ..................................... $399,058,818 $293,654,262 $211,988,148
Shares outstanding ...................................... 38,152,871 27,957,607 21,216,902
Net asset value per share
a,b
................................ $10.46 $10.50 $9.99
Maximum offering price per share (net asset value per share ÷
96.25%)
b
.............................................. $10.87 $10.91 $10.38
Class C:
Net assets, at value ..................................... $23,851,213 $21,452,903 $9,263,778
Shares outstanding ...................................... 2,256,734 2,009,203 911,192
Net asset value and maximum offering price per share
a,b
.......... $10.57 $10.68 $10.17
Class R6:
Net assets, at value ..................................... $22,474,186 $28,441,923 $8,667,060
Shares outstanding ...................................... 2,146,566 2,708,830 866,999
Net asset value and maximum offering price per share
b
........... $10.47 $10.50 $10.00
Advisor Class:
Net assets, at value ..................................... $67,831,664 $112,196,991 $103,452,944
Shares outstanding ...................................... 6,480,481 10,680,789 10,344,506
Net asset value and maximum offering price per share
b
........... $10.47 $10.50 $10.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $6,533,564 $12,064,044 $10,139,471 $12,675,348
Expenses:
Management fees (Note 3 a ) ................ 1,081,276 1,727,684 1,491,247 1,653,658
Distribution fees: (Note 3c )
    Class A ............................. 107,413 186,950 151,484 209,493
    Class A1 ............................ 121,044 180,573 165,065 155,051
    Class C ............................. 44,211 108,187 69,673 100,936
Transfer agent fees: (Note 3e )
    Class A ............................. 25,288 50,054 41,205 57,591
    Class A1 ............................ 71,287 120,952 112,314 106,819
    Class C ............................. 4,010 11,178 7,304 10,729
    Class R6 ............................ 570 3,143 2,023 3,022
    Advisor Class ......................... 11,530 31,934 24,069 31,649
Custodian fee s (Note 4) ................... 1,032 1,843 1,536 1,712
Reports to shareholders fees ............... 4,513 10,426 6,740 5,073
Registration and filing fees ................. 11,013 11,403 10,222 14,254
Professional fees ........................ 47,947 91,192 62,306 84,750
Trustees' fees and expenses ............... 652 2,336 1,931 2,375
Other ................................. 47,582 62,517 60,063 49,775
Total expenses ...................... 1,579,368 2,600,372 2,207,182 2,486,887
Expense reduction s (Note 4) ............ (1,033) (1,843) (1,536) (1,713)
Expenses waived/paid by affiliate s (Note 3f) . (60,312) — (14,466) —
Net expenses ...................... 1,518,023 2,598,529 2,191,180 2,485,174
Net investment income ............. 5,015,541 9,465,515 7,948,291 10,190,174
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (2,024,966) (4,001,278) (3,206,369) (5,547,815)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 7,015,967 12,510,276 9,462,317 10,222,796
Unfunded commitments ................. — 60,898 22,938 53,049
Net change in unrealized appreciation
(depreciation) ...................... 7,015,967 12,571,174 9,485,255 10,275,845
Net realized and unrealized gain (loss) ......... 4,991,001 8,569,896 6,278,886 4,728,030
Net increase (decrease) in net assets resulting from
operations ............................... $10,006,542 $18,035,411 $14,227,177 $14,918,204

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $29,126,095 $20,826,410 $15,291,729
Expenses:
Management fees (Note 3 a ) ................................. 3,413,854 2,952,728 2,192,511
Distribution fees: (Note 3c )
    Class A .............................................. 427,948 333,136 210,642
    Class A1 ............................................. 416,500 315,272 222,335
    Class C .............................................. 183,662 156,621 69,448
Transfer agent fees: (Note 3e )
    Class A .............................................. 102,630 89,537 63,252
    Class A1 ............................................. 250,051 212,049 166,956
    Class C .............................................. 17,000 16,214 8,029
    Class R6 ............................................. 6,473 6,218 2,443
Advisor Class .......................................... 41,400 74,459 81,161
Custodian fee s (Note 4) .................................... 3,901 3,375 2,368
Reports to shareholders fees ................................ 10,399 9,038 6,352
Registration and filing fees .................................. 13,342 14,507 17,576
Professional fees ......................................... 139,214 119,166 100,363
Trustees' fees and expenses ................................ 7,258 6,357 3,779
Other .................................................. 98,855 97,324 71,134
Total expenses ....................................... 5,132,487 4,406,001 3,218,349
Expense reduction s (Note 4) ............................. (3,900) (3,375) (2,368)
Expenses waived/paid by affiliate s (Note 3f) .................. — (10) —
Net expenses ....................................... 5,128,587 4,402,616 3,215,981
Net investment income .............................. 23,997,508 16,423,794 12,075,748
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (12,379,707) (10,154,504) (6,627,550)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 24,310,504 23,377,791 17,643,919
Unfunded commitments .................................. 125,974 110,529 78,906
Net change in unrealized appreciation (depreciation) .......... 24,436,478 23,488,320 17,722,825
Net realized and unrealized gain (loss) .......................... 12,056,771 13,333,816 11,095,275
Net increase (decrease) in net assets resulting from operations ........ $36,054,279 $29,757,610 $23,171,023

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
28
Franklin Alabama Tax-Free Income Fund Franklin Georgia Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,015,541 $5,227,299 $9,465,515 $10,423,304
Net realized gain (loss) ............ (2,024,966) (550,238) (4,001,278) (7,422,368)
Net change in unrealized appreciation
(depreciation) ................. 7,015,967 (22,789,068) 12,571,174 (37,586,160)
Net increase (decrease) in net
assets resulting from operations . 10,006,542 (18,112,007) 18,035,411 (34,585,224)
Distributions to shareholders:
Class A ........................ (1,075,335) (1,036,037) (2,054,639) (2,112,564)
Class A1 ....................... (3,212,748) (3,431,367) (5,231,108) (5,828,544)
Class C ........................ (140,105) (188,374) (382,369) (502,522)
Class R6 ....................... (44,276) (49,965) (325,565) (363,765)
Advisor Class ................... (540,377) (447,010) (1,429,418) (1,495,781)
Total distributions to shareholders ..... (5,012,841) (5,152,753) (9,423,099) (10,303,176)
Capital share transactions: (Note 2 )
Class A ........................ 5,233,322 111,663 (2,273,436) (6,595,134)
Class A1 ....................... (10,338,785) (22,516,464) (21,628,755) (35,655,157)
Class C ........................ (2,391,146) (3,955,851) (5,537,344) (6,508,892)
Class R6 ....................... (526,870) (302,386) 401,788 (5,097,440)
Advisor Class ................... 1,089,614 449,996 (3,297,249) (16,910,087)
Total capital share transactions ....... (6,933,865) (26,213,042) (32,334,996) (70,766,710)
Net increase (decrease) in net
assets ..................... (1,940,164) (49,477,802) (23,722,684) (115,655,110)
Net assets:
Beginning of year .................. 196,246,511 245,724,313 344,256,472 459,911,582
End of year ...................... $194,306,347 $196,246,511 $320,533,788 $344,256,472

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $7,948,291 $8,031,368 $10,190,174 $9,274,527
Net realized gain (loss) ............ (3,206,369) (3,580,288) (5,547,815) (7,975,275)
Net change in unrealized appreciation
(depreciation) ................. 9,485,255 (32,395,123) 10,275,845 (27,068,319)
Net increase (decrease) in net
assets resulting from operations . 14,227,177 (27,944,043) 14,918,204 (25,769,067)
Distributions to shareholders:
Class A ........................ (1,651,634) (1,519,013) (2,640,012) (2,099,584)
Class A1 ....................... (4,744,726) (5,014,939) (5,109,295) (5,014,256)
Class C ........................ (242,913) (301,203) (414,527) (432,089)
Class R6 ....................... (188,714) (181,380) (429,659) (332,637)
Advisor Class ................... (1,050,581) (934,723) (1,561,046) (1,290,745)
Total distributions to shareholders ..... (7,878,568) (7,951,258) (10,154,539) (9,169,311)
Capital share transactions: (Note 2 )
Class A ........................ 459,155 (2,619,672) 5,862,440 (2,420,595)
Class A1 ....................... (20,900,132) (36,224,345) (17,498,765) (32,972,184)
Class C ........................ (4,148,210) (5,435,907) (4,040,981) (4,587,337)
Class R6 ....................... 1,514,443 (942,152) (1,033,994) (902,211)
Advisor Class ................... (5,459,468) (1,999,978) 1,546,638 (5,007,484)
Total capital share transactions ....... (28,534,212) (47,222,054) (15,164,662) (45,889,811)
Net increase (decrease) in net
assets ..................... (22,185,603) (83,117,355) (10,400,997) (80,828,189)
Net assets:
Beginning of year .................. 291,439,968 374,557,323 317,666,703 398,494,892
End of year ...................... $269,254,365 $291,439,968 $307,265,706 $317,666,703

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $23,997,508 $24,126,661 $16,423,794 $16,531,865
Net realized gain (loss) ............ (12,379,707) (21,361,631) (10,154,504) (14,027,331)
Net change in unrealized appreciation
(depreciation) ................. 24,436,478 (77,792,805) 23,488,320 (62,079,218)
Net increase (decrease) in net
assets resulting from operations . 36,054,279 (75,027,775) 29,757,610 (59,574,684)
Distributions to shareholders:
Class A ........................ (5,616,499) (4,880,341) (3,430,760) (3,170,425)
Class A1 ....................... (14,283,512) (14,833,742) (8,580,472) (9,153,724)
Class C ........................ (800,796) (989,784) (511,336) (602,606)
Class R6 ....................... (772,308) (803,127) (592,488) (499,873)
Advisor Class ................... (2,433,793) (2,328,879) (3,129,619) (2,901,482)
Total distributions to shareholders ..... (23,906,908) (23,835,873) (16,244,675) (16,328,110)
Capital share transactions: (Note 2 )
Class A ........................ 11,028,803 (20,498,698) (2,540,106) (18,279,436)
Class A1 ....................... (47,845,085) (88,850,838) (53,205,230) (80,798,332)
Class C ........................ (9,921,227) (14,071,379) (6,411,452) (11,670,976)
Class R6 ....................... 1,545,960 (9,762,458) 7,942,383 (713,448)
Advisor Class ................... (4,040,876) (7,042,482) (5,708,972) (5,217,857)
Total capital share transactions ....... (49,232,425) (140,225,855) (59,923,377) (116,680,049)
Net increase (decrease) in net
assets ..................... (37,085,054) (239,089,503) (46,410,442) (192,582,843)
Net assets:
Beginning of year .................. 730,712,298 969,801,801 636,520,573 829,103,416
End of year ...................... $693,627,244 $730,712,298 $590,110,131 $636,520,573

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
Franklin Virginia Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,075,748 $11,886,948
Net realized gain (loss) ................................................. (6,627,550) (9,377,978)
Net change in unrealized appreciation (depreciation) ........................... 17,722,825 (47,552,051)
Net increase (decrease) in net assets resulting from operations ................ 23,171,023 (45,043,081)
Distributions to shareholders:
Class A ............................................................. (2,245,661) (2,065,728)
Class A1 ............................................................ (6,255,295) (6,321,400)
Class C ............................................................. (235,671) (279,197)
Class R6 ............................................................ (262,424) (156,330)
Advisor Class ........................................................ (3,145,156) (2,900,585)
Total distributions to shareholders .......................................... (12,144,207) (11,723,240)
Capital share transactions: (Note 2 )
Class A ............................................................. (4,812,684) (10,481,727)
Class A1 ............................................................ (29,112,662) (50,259,582)
Class C ............................................................. (3,384,280) (6,332,061)
Class R6 ............................................................ 2,225,283 (839,600)
Advisor Class ........................................................ (10,819,074) (13,362,192)
Total capital share transactions ............................................ (45,903,417) (81,275,162)
Net increase (decrease) in net assets ................................... (34,876,601) (138,041,483)
Net assets:
Beginning of year ....................................................... 452,866,887 590,908,370
End of year ........................................................... $417,990,286 $452,866,887

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, seven of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation in included in the Statements of
Assets and Liabilities and the Statements of Operations. At
February 29, 2024, unfunded commitments were as follows:

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 1,338,090 $13,494,319 1,302,263 $13,569,597
Shares issued in reinvestment of distributions .......... 102,450 1,020,836 179,768 1,874,809
Shares redeemed ............................... (938,308) (9,281,833) (1,705,485) (17,717,842)
Net increase (decrease) .......................... 502,232 $5,233,322 (223,454) $(2,273,436)
Year ended February 28, 2023
Shares sold
a
................................... 1,621,324 $16,265,061 1,748,490 $18,594,349
Shares issued in reinvestment of distributions .......... 97,512 979,141 183,240 1,934,918
Shares redeemed ............................... (1,714,714) (17,132,539) (2,557,645) (27,124,401)
Net increase (decrease) .......................... 4,122 $111,663 (625,915) $(6,595,134)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 416,397 $4,142,694 229,001 $2,400,520
Shares issued in reinvestment of distributions .......... 290,127 2,887,542 443,413 4,624,141
Shares redeemed ............................... (1,744,630) (17,369,021) (2,742,757) (28,653,416)
Net increase (decrease) .......................... (1,038,106) $(10,338,785) (2,070,343) $(21,628,755)
Year ended February 28, 2023
Shares sold ................................... 312,555 $3,178,258 719,329 $7,631,801
Shares issued in reinvestment of distributions .......... 306,041 3,075,398 485,622 5,131,175
Shares redeemed ............................... (2,876,995) (28,770,120) (4,572,010) (48,418,133)
Net increase (decrease) .......................... (2,258,399) $(22,516,464) (3,367,059) $(35,655,157)
Class C
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 60,044 $606,458 109,638 $1,152,676
Shares issued in reinvestment of distributions .......... 12,707 128,129 34,706 367,460
Shares redeemed
a
.............................. (309,667) (3,125,733) (666,303) (7,057,480)
Net increase (decrease) .......................... (236,916) $(2,391,146) (521,959) $(5,537,344)
Year ended February 28, 2023
Shares sold ................................... 97,683 $991,550 67,375 $718,553
Shares issued in reinvestment of distributions .......... 17,476 178,192 44,511 477,570
Shares redeemed
a
.............................. (501,116) (5,125,593) (714,709) (7,705,015)
Net increase (decrease) .......................... (385,957) $(3,955,851) (602,823) $(6,508,892)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free
Income Fund
Franklin Georgia Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 30,124 $303,644 352,145 $3,681,149
Shares issued in reinvestment of distributions .......... 4,385 43,596 15,405 160,609
Shares redeemed ............................... (89,107) (874,110) (327,117) (3,439,970)
Net increase (decrease) .......................... (54,598) $(526,870) 40,433 $401,788
Year ended February 28, 2023
Shares sold ................................... 62,185 $627,320 772,115 $8,210,516
Shares issued in reinvestment of distributions .......... 4,971 49,965 15,117 159,927
Shares redeemed ............................... (97,776) (979,671) (1,264,007) (13,467,883)
Net increase (decrease) .......................... (30,620) $(302,386) (476,775) $(5,097,440)
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 440,358 $4,409,758 900,353 $9,396,069
Shares issued in reinvestment of distributions .......... 49,211 489,562 127,737 1,332,065
Shares redeemed ............................... (381,889) (3,809,706) (1,347,279) (14,025,383)
Net increase (decrease) .......................... 107,680 $1,089,614 (319,189) $(3,297,249)
Year ended February 28, 2023
Shares sold ................................... 869,679 $8,755,022 1,698,941 $18,043,256
Shares issued in reinvestment of distributions .......... 40,371 405,764 130,170 1,376,447
Shares redeemed ............................... (870,353) (8,710,790) (3,397,008) (36,329,790)
Net increase (decrease) .......................... 39,697 $449,996 (1,567,897) $(16,910,087)
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 1,145,651 $11,526,499 1,790,306 $17,600,707
Shares issued in reinvestment of distributions .......... 153,264 1,528,379 250,103 2,441,176
Shares redeemed ............................... (1,253,631) (12,595,723) (1,466,839) (14,179,443)
Net increase (decrease) .......................... 45,284 $459,155 573,570 $5,862,440
Year ended February 28, 2023
Shares sold
a
................................... 1,273,963 $12,969,760 1,689,537 $16,756,402
Shares issued in reinvestment of distributions .......... 140,975 1,420,787 199,166 1,961,949
Shares redeemed ............................... (1,698,813) (17,010,219) (2,141,682) (21,138,946)
Net increase (decrease) .......................... (283,875) $(2,619,672) (252,979) $(2,420,595)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 188,891 $1,883,031 228,603 $2,210,696
Shares issued in reinvestment of distributions .......... 456,359 4,549,579 458,011 4,472,466
Shares redeemed ............................... (2,744,651) (27,332,742) (2,479,180) (24,181,927)
Net increase (decrease) .......................... (2,099,401) $(20,900,132) (1,792,566) $(17,498,765)
Year ended February 28, 2023
Shares sold ................................... 511,375 $5,157,176 351,520 $3,484,316
Shares issued in reinvestment of distributions .......... 478,699 4,823,068 445,209 4,388,962
Shares redeemed ............................... (4,583,325) (46,204,589) (4,136,594) (40,845,462)
Net increase (decrease) .......................... (3,593,251) $(36,224,345) (3,339,865) $(32,972,184)
Class C
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 88,248 $904,712 74,216 $743,194
Shares issued in reinvestment of distributions .......... 23,452 237,567 39,868 397,515
Shares redeemed
a
.............................. (523,736) (5,290,489) (520,297) (5,181,690)
Net increase (decrease) .......................... (412,036) $(4,148,210) (406,213) $(4,040,981)
Year ended February 28, 2023
Shares sold ................................... 100,570 $1,023,842 226,293 $2,284,701
Shares issued in reinvestment of distributions .......... 28,824 295,374 40,997 412,514
Shares redeemed
a
.............................. (655,090) (6,755,123) (721,197) (7,284,552)
Net increase (decrease) .......................... (525,696) $(5,435,907) (453,907) $(4,587,337)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 295,525 $2,997,859 345,951 $3,379,331
Shares issued in reinvestment of distributions .......... 18,833 187,914 28,819 281,794
Shares redeemed ............................... (166,964) (1,671,330) (483,786) (4,695,119)
Net increase (decrease) .......................... 147,394 $1,514,443 (109,016) $(1,033,994)
Year ended February 28, 2023
Shares sold ................................... 149,286 $1,510,559 681,091 $6,663,440
Shares issued in reinvestment of distributions .......... 17,697 178,368 21,007 207,693
Shares redeemed ............................... (261,711) (2,631,079) (786,537) (7,773,344)
Net increase (decrease) .......................... (94,728) $(942,152) (84,439) $(902,211)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 759,737 $7,568,906 2,043,637 $19,580,472
Shares issued in reinvestment of distributions .......... 101,346 1,010,575 148,283 1,450,125
Shares redeemed ............................... (1,419,965) (14,038,949) (2,022,613) (19,483,959)
Net increase (decrease) .......................... (558,882) $(5,459,468) 169,307 $1,546,638
Year ended February 28, 2023
Shares sold ................................... 1,064,682 $10,742,983 2,568,387 $25,471,601
Shares issued in reinvestment of distributions .......... 86,626 872,889 118,105 1,163,994
Shares redeemed ............................... (1,331,934) (13,615,850) (3,162,831) (31,643,079)
Net increase (decrease) .......................... (180,626) $(1,999,978) (476,339) $(5,007,484)
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 4,159,046 $42,768,065 2,818,585 $29,017,466
Shares issued in reinvestment of distributions .......... 531,375 5,453,991 315,400 3,243,559
Shares redeemed ............................... (3,646,441) (37,193,253) (3,396,641) (34,801,131)
Net increase (decrease) .......................... 1,043,980 $11,028,803 (262,656) $(2,540,106)
Year ended February 28, 2023
Shares sold
a
................................... 5,855,721 $61,401,454 4,327,513 $44,876,566
Shares issued in reinvestment of distributions .......... 450,106 4,710,839 284,857 2,952,870
Shares redeemed ............................... (8,228,845) (86,610,991) (6,367,988) (66,108,872)
Net increase (decrease) .......................... (1,923,018) $(20,498,698) (1,755,618) $(18,279,436)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 979,544 $10,079,660 641,786 $6,611,905
Shares issued in reinvestment of distributions .......... 1,287,119 13,200,475 768,222 7,897,674
Shares redeemed ............................... (6,944,203) (71,125,220) (6,605,595) (67,714,809)
Net increase (decrease) .......................... (4,677,540) $(47,845,085) (5,195,587) $(53,205,230)
Year ended February 28, 2023
Shares sold ................................... 2,239,512 $23,487,893 2,128,039 $22,071,447
Shares issued in reinvestment of distributions .......... 1,320,758 13,817,937 800,975 8,305,512
Shares redeemed ............................... (12,021,358) (126,156,668) (10,716,547) (111,175,291)
Net increase (decrease) .......................... (8,461,088) $(88,850,838) (7,787,533) $(80,798,332)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 150,373 $1,560,299 170,997 $1,803,539
Shares issued in reinvestment of distributions .......... 75,169 778,999 46,471 485,700
Shares redeemed
a
.............................. (1,182,040) (12,260,525) (829,069) (8,700,691)
Net increase (decrease) .......................... (956,498) $(9,921,227) (611,601) $(6,411,452)
Year ended February 28, 2023
Shares sold ................................... 294,589 $3,154,109 209,125 $2,203,737
Shares issued in reinvestment of distributions .......... 90,952 961,917 54,916 578,976
Shares redeemed
a
.............................. (1,712,296) (18,187,405) (1,366,078) (14,453,689)
Net increase (decrease) .......................... (1,326,755) $(14,071,379) (1,102,037) $(11,670,976)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 832,995 $8,646,444 2,101,547 $21,788,281
Shares issued in reinvestment of distributions .......... 70,206 720,567 33,922 348,159
Shares redeemed ............................... (763,127) (7,821,051) (1,401,813) (14,194,057)
Net increase (decrease) .......................... 140,074 $1,545,960 733,656 $7,942,383
Year ended February 28, 2023
Shares sold ................................... 838,718 $8,827,824 1,393,866 $14,428,350
Shares issued in reinvestment of distributions .......... 69,077 724,330 33,064 342,803
Shares redeemed ............................... (1,838,636) (19,314,612) (1,486,703) (15,484,601)
Net increase (decrease) .......................... (930,841) $(9,762,458) (59,773) $(713,448)
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 1,770,007 $18,247,223 3,442,355 $35,274,735
Shares issued in reinvestment of distributions .......... 203,752 2,091,053 294,165 3,024,604
Shares redeemed ............................... (2,373,418) (24,379,152) (4,318,914) (44,008,311)
Net increase (decrease) .......................... (399,659) $(4,040,876) (582,394) $(5,708,972)
Year ended February 28, 2023
Shares sold ................................... 3,284,148 $34,246,384 7,262,296 $74,897,973
Shares issued in reinvestment of distributions .......... 183,654 1,920,437 269,486 2,792,496
Shares redeemed ............................... (4,131,561) (43,209,303) (8,022,802) (82,908,326)
Net increase (decrease) .......................... (663,759) $(7,042,482) (491,020) $(5,217,857)
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 1,052,351 $10,319,019
Shares issued in reinvestment of distributions .......... 195,901 1,912,573
Shares redeemed ............................... (1,745,500) (17,044,276)
Net increase (decrease) .......................... (497,248) $(4,812,684)
Year ended February 28, 2023
Shares sold
a
................................... 1,789,456 $17,690,250
Shares issued in reinvestment of distributions .......... 179,625 1,771,113
Shares redeemed ............................... (3,024,345) (29,943,090)
Net increase (decrease) .......................... (1,055,264) $(10,481,727)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 506,244 $4,962,378
Shares issued in reinvestment of distributions .......... 575,142 5,612,495
Shares redeemed ............................... (4,081,908) (39,687,535)
Net increase (decrease) .......................... (3,000,522) $(29,112,662)
Year ended February 28, 2023
Shares sold ................................... 597,867 $5,910,955
Shares issued in reinvestment of distributions .......... 572,381 5,645,061
Shares redeemed ............................... (6,264,117) (61,815,598)
Net increase (decrease) .......................... (5,093,869) $(50,259,582)
Class C
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 71,429 $712,272
Shares issued in reinvestment of distributions .......... 22,841 226,818
Shares redeemed
a
.............................. (437,012) (4,323,370)
Net increase (decrease) .......................... (342,742) $(3,384,280)
Year ended February 28, 2023
Shares sold ................................... 112,143 $1,130,448
Shares issued in reinvestment of distributions .......... 26,940 270,609
Shares redeemed
a
.............................. (769,209) (7,733,118)
Net increase (decrease) .......................... (630,126) $(6,332,061)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3 . Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 634,321 $6,216,526
Shares issued in reinvestment of distributions .......... 18,450 180,037
Shares redeemed ............................... (427,769) (4,171,280)
Net increase (decrease) .......................... 225,002 $2,225,283
Year ended February 28, 2023
Shares sold ................................... 388,577 $3,831,979
Shares issued in reinvestment of distributions .......... 14,739 145,517
Shares redeemed ............................... (481,730) (4,817,096)
Net increase (decrease) .......................... (78,414) $(839,600)
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 1,949,152 $19,044,520
Shares issued in reinvestment of distributions .......... 284,133 2,774,790
Shares redeemed ............................... (3,375,212) (32,638,384)
Net increase (decrease) .......................... (1,141,927) $(10,819,074)
Year ended February 28, 2023
Shares sold ................................... 5,189,615 $51,441,715
Shares issued in reinvestment of distributions .......... 263,131 2,596,173
Shares redeemed ............................... (6,746,936) (67,400,080)
Net increase (decrease) .......................... (1,294,190) $(13,362,192)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 29, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.564% 0.523% 0.537%
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.529% 0.483% 0.489%
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.505%
3 . Transactions with Affiliates (continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,023 $4,251 $3,622 $3,755
CDSC retained ........................... $1,096 $13,232 $2,850 $4,661
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $12,089 $6,263 $3,676
CDSC retained ........................... $8,979 $11,180 $1,815
3 . Transactions with Affiliates (continued)
c. Distribution Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 29, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65% based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 29, 2024, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Transfer agent fees ........................ $45,032 $80,152 $61,970 $80,730
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $159,473 $136,072 $105,224
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $3,500,000 $16,746,321 $14,970,000 $17,747,564
Sales .................................. — $10,100,000 $8,935,000 $12,600,000
Net Realized Gains (Losses) ................. — — — —
3 . Transactions with Affiliates (continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 29, 2024, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023, was as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $8,410,000 $46,240,000 $8,800,000
Sales .................................. $10,265,000 $34,000,000 $7,200,000
Net Realized Gains (Losses) ................. — — —
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 4,941,296 $ 8,542,927 $ 12,705,581 $ 16,496,338
Long term ............................. 12,341,279 28,121,294 18,636,107 38,692,662
Total capital loss carryforwards ............ $17,282,575 $36,664,221 $31,341,688 $55,189,000
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 20,331,836 $ 32,392,070 $ 24,409,566
Long term ............................. 96,397,613 87,930,575 48,840,493
Total capital loss carryforwards ............ $116,729,449 $120,322,645 $73,250,059
Franklin Alabama Tax-Free Income
Fund
Franklin Georgia Tax-Free Income
Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $72,227 $18,105 $130,689 $39,459
Tax exempt income ...................... 4,940,614 5,134,648 9,292,410 10,263,717
$5,012,841 $5,152,753 $9,423,099 $10,303,176
3 . Transactions with Affiliates (continued)
g. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 29, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Franklin Louisiana Tax-Free Income
Fund
Franklin Maryland Tax-Free Income
Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $71,819 $10,260 $81,747 $11,632
Tax exempt income ...................... 7,806,749 7,940,998 10,072,792 9,157,679
$7,878,568 $7,951,258 $10,154,539 $9,169,311
Franklin Missouri Tax-Free Income
Fund
Franklin North Carolina Tax-Free
Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $221,640 $29,478 $243,155 $67,888
Tax exempt income ...................... 23,685,268 23,806,395 16,001,520 16,260,222
$23,906,908 $23,835,873 $16,244,675 $16,328,110
Franklin Virginia Tax-Free Income
Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $416,643 $18,568
Tax exempt income ...................... 11,727,564 11,704,672
$12,144,207 $11,723,240
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $201,462,406 $330,452,185 $279,399,156 $314,109,665
Unrealized appreciation ..................... $1,494,863 $2,716,012 $1,866,037 $4,865,418
Unrealized depreciation ..................... (9,803,652) (18,490,245) (15,042,184) (14,732,140)
Net unrealized appreciation (depreciation) ....... $(8,308,789) $(15,774,233) $(13,176,147) $(9,866,722)
Distributable earnings:
Undistributed tax exempt income .............. $56,449 $464,751 $330,874 $512,635
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2024, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments. At February
29, 2024, the aggregate value of these securities was as follows:
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
a a a a
Cost of investments ....................... $713,416,157 $612,489,313 $438,173,896
Unrealized appreciation ..................... $10,502,429 $5,684,195 $4,509,959
Unrealized depreciation ..................... (38,626,630) (27,830,109) (25,477,384)
Net unrealized appreciation (depreciation) ....... $(28,124,201) $(22,145,914) $(20,967,425)
Distributable earnings:
Undistributed tax exempt income .............. $1,691,195 $1,579,258 $586,078
Franklin
Alabama Tax-
Free Income
Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Purchases .............................. $14,109,980 $31,882,954 $23,242,135 $37,852,099
Sales .................................. $17,190,280 $61,131,938 $50,822,654 $53,606,265
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $108,726,734 $87,485,695 $59,679,428
Sales .................................. $151,730,590 $143,975,433 $97,114,038
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 601,550 0.2%
Franklin Louisiana Tax-Free Income Fund ......................................... 226,575 0.1%
Franklin Maryland Tax-Free Income Fund ......................................... 523,375 0.2%
Franklin Missouri Tax-Free Income Fund .......................................... 1,242,850 0.2%
Franklin North Carolina Tax-Free Income Fund ..................................... 1,091,800 0.2%
Franklin Virginia Tax-Free Income Fund ........................................... 779,100 0.2%
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 29, 2024, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $—  $— $497,437  $497,437
Municipal Bonds ......................... — 189,156,180 — 189,156,180
Short Term Investments ................... — 3,500,000 — 3,500,000
Total Investments in Securities ........... $— $192,656,180 $497,437 $193,153,617

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................  $—  $—  $895,386  $895,386
Municipal Bonds ......................... — 313,690,313 — 313,690,313
Escrows and Litigation Trusts ............... — — 92,253 92,253
Total Investments in Securities ........... $— $313,690,313 $987,639 $314,677,952
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 261,153,262 $ — $ 261,153,262
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 5,035,000 — 5,035,000
Total Investments in Securities ........... $— $266,188,262 $34,747 $266,223,009
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 300,462,679 — 300,462,679
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 3,700,000 — 3,700,000
Total Investments in Securities ........... $— $304,162,679 $80,264 $304,242,943
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 678,701,354 — 678,701,354
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 6,400,000 — 6,400,000
Total Investments in Securities ........... $— $685,101,354 $190,602 $685,291,956
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................  —  —  1,591,797  1,591,797
Municipal Bonds ......................... — 574,269,165 — 574,269,165
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 14,315,000 — 14,315,000
Total Investments in Securities ........... $— $588,584,165 $1,759,234 $590,343,399
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 409,886,989 $ — $ 409,886,989
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 7,200,000 — 7,200,000
Total Investments in Securities ........... $— $417,086,989 $119,482 $417,206,471
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
For detailed categories, see the accompanying Schedule of Investments.
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Alabama Tax-Free Income Fund, Franklin
Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin
Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Alabama Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin
Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund and
Franklin Virginia Tax-Free Income Fund (seven of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 29, 2024:
Pursuant to:
Franklin Alabama
Tax-Free Income
Fund
Franklin Georgia
Tax-Free Income
Fund
Franklin Louisiana
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $4,940,614 $9,292,410 $7,806,749
Pursuant to:
Franklin Maryland
Tax-Free Income
Fund
Franklin Missouri
Tax-Free Income
Fund
Franklin North
Carolina Tax-Free
Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $10,072,792 $23,685,268 $16,001,520
Pursuant to:
Franklin Virginia
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $11,727,564

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 108 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2023 and
Trustee since 2007
127 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President June 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue New York,
NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since
January 2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

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The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information
148
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Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 A 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin Tax-Free Trust
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SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
Tax-Free Trust 3 for the 12-month reporting period ended
February 29, 2024. Please read on for a detailed look at
prevailing economic and market conditions during the Funds’
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance;
• Market insights and commentaries from our portfolio
Managers; and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds

franklintempleton.com
Annual Report
2
Contents
Funds’ Overview 3
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 10
Franklin Connecticut Tax-Free Income Fund 15
Franklin Michigan Tax-Free Income Fund 20
Franklin Minnesota Tax-Free Income Fund 25
Franklin Ohio Tax-Free Income Fund 30
Franklin Oregon Tax-Free Income Fund 35
Franklin Pennsylvania Tax-Free Income Fund 40
Financial Highlights and Schedules of Investments 45
Financial Statements 134
Notes to Financial Statements 144
Report of Independent Registered Public Accounting
Firm 162
Tax Information 163
Board Members and Officers 164
Shareholder Information 169
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Funds’ Overview
Q. What is the investment Strategy of the Funds'?
A. Each of the Franklin Arizona Tax-Free Income Fund,
Franklin Colorado Tax-Free Income Fund, Franklin
Connecticut Tax-Free Income Fund, Franklin Michigan Tax-
Free Income Fund, Franklin Minnesota Tax-Free Income
Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon
Tax-Free Income Fund, and Franklin Pennsylvania Tax-
Free Income Fund, seeks to provide investors with as high
a level of income exempt from federal income taxes and
personal income tax as is consistent with prudent investment management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets (80%
of its net assets in the case of Franklin Arizona Tax-Free
Income Fund, Franklin Colorado Tax-Free Income Fund,
Franklin Connecticut Tax-Free Income Fund, Franklin
Oregon Tax-Free Income Fund and Pennsylvania Tax-
Free Income Fund) in securities that pay interest free from
federal income taxes, including the federal alternative
minimum tax.
1
In addition, each Fund normally invests at
least 80% of its total assets in securities that pay interest free from the personal income taxes of that Fund's state.
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range of
allowable investments and typically invests with a long-term time horizon. This means we generally hold securities in
each Fund’s portfolio for income purposes, although we may
sell a security at any time if we believe it could help a fund meet its goal. Each Fund buys municipal securities rated in
one of the top four ratings categories by one or more U.S.
nationally recognized rating services (or unrated or short-
term rated securities of comparable credit quality). None of the Funds have restrictions on the maturity of the securities they may buy.
Q. What were the overall market conditions during the
Funds' reporting period?
A. The 12 months ending February 29, 2024, saw the U.S.
Federal Reserve (Fed) turn more cautious in its monetary
policy tightening campaign, in an effort to get inflation under control without tipping the economy into recession. The Fed
delivered three 25-basis point hikes during the period, the
last of which occurred in July 2023 and took the Fed funds
target rate to a range of 5.25%–5.50%, a more than 20-year
high. Since then, policymakers have maintained a restrictive stance, as the annual headline Consumer Price Index (CPI)
declined from 6.0% for February 2023 to 3.1% in January
2024. At its most recent meeting (in January), the Fed still left the policy rate unchanged, while Fed Chair Jerome
Powell pushed back against investor hopes for a March rate
cut, saying that the Federal Open Market Committee was
waiting to see further confirmation of the disinflationary
trend. Meanwhile, the U.S. economy remained robust, with
real gross domestic product increasing at an annualized rate of 3.3% in the fourth quarter of 2023, underpinned by strong consumer and government spending.
The municipal (muni) bond market recorded positive total
returns over the period under review, helped by a late-
year rally in 2023 which was fueled by increased investor
optimism that monetary policy tightening had come to an
end. Nevertheless, for most of the last 12 months, high
levels of uncertainty kept fund flows into muni bond retail
vehicles negative. Anecdotal feedback suggested that
many asset allocators were retaining large cash and cash-
equivalent balances, waiting on the sidelines for volatility to decline. Towards the end of the period, elevated muni bond
yields helped draw investor interest, with fund flows into the asset class turning positive in January 2024.
Q. How did we respond to these changing market
conditions?
A. The past 12 months witnessed high levels of uncertainty.
However, market volatility was largely interest-rate driven.
Credit fundamentals have remained stable, with robust
balance sheets that were supported by significant “rainy-day”
funds which, in turn, were bolstered by federal COVID-19
aid, increased during the post-pandemic recovery, and
maintained with conservative budgeting and fiscal discipline.
Considering our view of the fundamental strength in the
muni market, the Funds were consequently tilted towards
lower-rated issuers and bonds with no external credit rating.
Over the period, we looked for opportunities that had the
potential to improve the overall yield of the portfolio and used our rigorous bottom-up research process to help us identify
credits that represented good relative value, in our view.
Q. What were the leading contributors to performance?
A. The Funds outperformed their benchmark over the 12
months under review, supported primarily by an overweight
to bonds with no external credit rating, as well as a tilt
towards lower-rated investment-grade issuers. Additionally,
selection in AA and A rated securities benefited results.
Q. What were the leading detractors from performance?
A. Negative performance over the period came from the
Funds' yield curve positioning, driven by an overweight to
muni bonds with ten or more years to maturity. In addition,
while overall credit quality positioning helped relative returns, an overweight to issuers rated below investment-grade was
a drag on returns.
1. Distributions for each Fund are primarily exempt from regular federal income tax and state income tax for individual residents of that Fund’s state. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

Franklin Tax-Free Trust
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Annual Report
Q. Were there any significant changes to the Funds
during the reporting period?
A. There were no significant changes to the Funds' overall
strategy. However, as we gained more clarity around the
Fed’s policy path and became more comfortable that muni
fundamentals were generally robust in the face of tighter
financing conditions and slowing economic activity, the
Funds' increased their exposure to lower-rated investment-
grade issuers, as well as to bonds with no external credit
rating. The Franklin Templeton Fixed Income research
team conducts an in-depth analysis of potential investment
opportunities and is therefore able to find what they deem to be attractively priced securities from muni issuers with solid underlying credit fundamentals that could weather a period
of below-trend growth.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 29, 2024, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

5
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Annual Report
Franklin Arizona Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net asset
value,  increased from  $9.60 on February 28, 2023 , to  $9.81 on February 29, 2024 . The Fund’s Class A shares paid
dividends totaling  29.6833 cents per share for the reporting period.
1
The Performance Summary beginning on page  6
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.90% , based on
an annualization of the February 's 2.4639  cents per
share dividend and the maximum offering price of $10.19
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Arizona personal income
tax bracket of 43.30% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.11% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Education 24.19%
Utilities 19.90%
Health Care 15.23%
Special Tax 11.79%
Transportation 11.58%
Housing 9.06%
Industrial Dev. Revenue and Pollution Control 5.63%
Local 2.17%
Lease 0.45%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
50
.

Performance Summary as of February 29, 2024
Franklin Arizona Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
I
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.39% +1.43%
5-Year +5.96% +0.39%
10-Year +23.86% +1.77%
Advisor
1-Year +5.64% +5.64%
5-Year +7.29% +1.42%
10-Year +25.97% +2.34%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.90% 5.11% 3.19% 5.63%
Advisor 3.25% 5.73% 3.56% 6.28%
See page 8 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
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See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (2/28/14–2/29/24)
Advisor Class (2/28/14–2/29/24)

Franklin Arizona Tax-Free Income Fund
Performance Summary
8
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Arizona personal income tax rate of 43.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.296833
A1 $0.311287
C $0.257237
R6 $0.323541
Advisor $0.320873
Total Annual Operating Expenses
10
Share Class
A 0.82%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
9
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,044.30 $4.13 $1,020.82 $4.08 0.81%
A1 $1,000 $1,046.20 $3.38 $1,021.56 $3.34 0.66%
C $1,000 $1,042.60 $6.12 $1,018.87 $6.05 1.21%
R6 $1,000 $1,046.80 $2.72 $1,022.20 $2.69 0.54%
Advisor $1,000 $1,046.60 $2.86 $1,022.07 $2.83 0.56%

10
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Annual Report
Portfolio Composition
2/29/24
% of Total
Investments*
Health Care
22.76%
Local
19.16%
Education
14.43%
Utilities
12.36%
Special Tax
6.97%
Housing
5.92%
Transportation
5.36%
Industrial Dev. Revenue and Pollution Control
5.06%
Lease
4.91%
Refunded
2.21%
State General Obligation
0.86%
*
Does not include cash and cash equivalents.
Franklin Colorado Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.26 on February 28, 2023 ,
to  $10.54 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  29.7558 cents per share for
the reporting period.
1
The Performance Summary beginning
on page  11 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.72% , based
on an annualization of the February 's 2.4774  cents per
share dividend and the maximum offering price of $10.95
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Colorado personal income
tax bracket of 45.20% (including 3.80% Medicare tax)
would need to earn a distribution rate of  4.96% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
61
.

Performance Summary as of February 29, 2024
Franklin Colorado Tax-Free Income Fund
11
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.74% +1.77%
5-Year +5.78% +0.36%
10-Year +22.94% +1.70%
Advisor
1-Year +6.00% +6.00%
5-Year +7.21% +1.40%
10-Year +25.20% +2.27%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.72% 4.96% 3.21% 5.86%
Advisor 3.06% 5.58% 3.58% 6.53%
See page 13 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
12
franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Colorado Tax-Free Income Fund
Performance Summary
13
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s prospectus available at the time of publication. Net expenses are capped under a con-
tractual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Colorado personal income tax rate of 45.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.297558
A1 $0.313026
C $0.255381
R6 $0.327041
Advisor $0.323316
Total Annual Operating Expenses
10
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
14
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
A
Annualized
Expense
Ratio
A $1,000 $1,047.60 $4.33 $1,020.63 $4.27 0.85%
A1 $1,000 $1,049.40 $3.57 $1,021.38 $3.52 0.70%
C $1,000 $1,045.90 $6.33 $1,018.68 $6.25 1.24%
R6 $1,000 $1,050.10 $2.90 $1,022.04 $2.86 0.57%
Advisor $1,000 $1,050.00 $3.06 $1,021.88 $3.02 0.60%

15
franklintempleton.com
Annual Report
Portfolio Composition
2/29/24
% of Total
Investments*
Education
35.61%
Health Care
22.99%
Transportation
10.70%
Housing
8.57%
State General Obligation
6.43%
Local
6.29%
Special Tax
4.41%
Refunded
2.62%
Utilities
1.96%
Lease
0.42%
*
Does not include cash and cash equivalents.
Franklin Connecticut Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net asset
value,  increased from  $8.86 on February 28, 2023 , to  $9.12 on February 29, 2024 . The Fund’s Class A shares paid
dividends totaling  24.2530 cents per share for the reporting period.
1
The Performance Summary beginning on page  16
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.46% , based on
an annualization of the February 's 1.9420  cents per
share dividend and the maximum offering price of $9.48
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Connecticut personal
income tax bracket of 47.79% (including 3.80% Medicare
tax) would need to earn a distribution rate of  4.71% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 72 .

Performance Summary as of February 29, 2024
Franklin Connecticut Tax-Free Income Fund
16
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.78% +1.81%
5-Year +3.03% -0.17%
10-Year +15.53% +1.07%
Advisor
1-Year +6.05% +6.05%
5-Year +4.22% +0.83%
10-Year +17.54% +1.63%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 2.46% 4.71% 3.11% 2.98% 5.96% 5.71%
Advisor 2.80% 5.36% 3.50% 3.36% 6.70% 6.44%
See page 18 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
17
franklintempleton.com
Annual Report
See page 18 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Connecticut Tax-Free Income Fund
Performance Summary
18
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 6/30/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.242530
A1 $0.255936
C $0.206565
R6 $0.267465
Advisor $0.264809
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.96%
Advisor 0.65% 0.72%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
19
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,052.00 $4.59 $1,020.39 $4.52 0.90%
A1 $1,000 $1,052.80 $3.83 $1,021.14 $3.77 0.75%
C $1,000 $1,048.40 $6.59 $1,018.43 $6.49 1.29%
R6 $1,000 $1,052.30 $3.20 $1,021.75 $3.15 0.63%
Advisor $1,000 $1,052.20 $3.32 $1,021.63 $3.27 0.65%

20
franklintempleton.com
Annual Report
Franklin Michigan Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.30 on February 28, 2023 ,
to  $10.53 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  31.1041 cents per share for
the reporting period.
1
The Performance Summary beginning
on page  21 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.81% , based
on an annualization of the February 's 2.5575  cents per
share dividend and the maximum offering price of $10.94
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Michigan personal income
tax bracket of 44.85% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.10% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Local 29.23%
Health Care 16.31%
Education 14.62%
Housing 10.65%
Lease 6.95%
Transportation 5.93%
Utilities 5.27%
Special Tax 4.68%
Refunded 3.40%
Industrial Dev. Revenue and Pollution Control 2.69%
State General Obligation 0.27%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
80
.

Performance Summary as of February 29, 2024
Franklin Michigan Tax-Free Income Fund
21
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.35% +1.40%
5-Year +5.86% +0.38%
10-Year +21.50% +1.58%
Advisor
1-Year +5.61% +5.61%
5-Year +7.09% +1.38%
10-Year +23.57% +2.14%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.81% 5.10% 3.10% 5.62%
Advisor 3.15% 5.71% 3.46% 6.27%
See page 23 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
22
franklintempleton.com
Annual Report
See page 23 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Michigan Tax-Free Income Fund
Performance Summary
23
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Michigan personal income tax rate of 44.85%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.311041
A1 $0.326570
C $0.268539
R6 $0.340314
Advisor $0.336864
Total Annual Operating Expenses
10
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
24
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,044.20 $4.24 $1,020.72 $4.19 0.83%
A1 $1,000 $1,045.00 $3.48 $1,021.46 $3.44 0.68%
C $1,000 $1,041.40 $6.22 $1,018.77 $6.16 1.23%
R6 $1,000 $1,045.50 $2.82 $1,022.11 $2.79 0.55%
Advisor $1,000 $1,045.40 $2.97 $1,021.96 $2.93 0.58%

25
franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $11.03 on February 28, 2023 ,
to  $11.24 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  30.9733 cents per share for
the reporting period.
1
The Performance Summary beginning
on page  26 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.85% , based
on an annualization of the February 's 2.7746  cents per
share dividend and the maximum offering price of $11.68
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Minnesota personal income
tax bracket of 50.65% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.78% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Local 34.98%
Health Care 19.99%
Housing 12.64%
Utilities 9.23%
Education 8.70%
Transportation 6.68%
Other Revenue Bonds 3.64%
Industrial Dev. Revenue and Pollution Control 1.94%
Lease 1.51%
State General Obligation 0.69%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
92
.

Performance Summary as of February 29, 2024
Franklin Minnesota Tax-Free Income Fund
26
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +4.81% +0.88%
5-Year +4.15% +0.05%
10-Year +18.28% +1.30%
Advisor
1-Year +5.07% +5.07%
5-Year +5.46% +1.07%
10-Year +20.44% +1.88%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.85% 5.78% 3.01% 6.10%
Advisor 3.22% 6.52% 3.37% 6.83%
See page 28 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
27
franklintempleton.com
Annual Report
See page 28 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Minnesota Tax-Free Income Fund
Performance Summary
28
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.309733
A1 $0.326349
C $0.264845
R6 $0.342469
Advisor $0.337541
Total Annual Operating Expenses
10
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
29
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
A
Annualized
Expense
Ratio
A $1,000 $1,047.10 $4.26 $1,020.70 $4.20 0.84%
A1 $1,000 $1,047.90 $3.49 $1,021.45 $3.45 0.69%
C $1,000 $1,044.50 $6.25 $1,018.75 $6.17 1.23%
R6 $1,000 $1,048.50 $2.77 $1,022.16 $2.73 0.54%
Advisor $1,000 $1,048.40 $2.98 $1,021.95 $2.94 0.59%

30
franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $11.29 on February 28, 2023 ,
to  $11.50 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  33.9100 cents per share for
the reporting period.
1
The Performance Summary beginning
on page  31 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.83% , based
on an annualization of the February 's 2.8163  cents per
share dividend and the maximum offering price of $11.95
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Ohio personal income
tax bracket of 44.30% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.08% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Local 28.61%
Education 14.42%
Health Care 13.24%
Utilities 11.03%
Housing 10.27%
Refunded 7.48%
Transportation 6.90%
Industrial Dev. Revenue and Pollution Control 2.54%
Lease 1.95%
Special Tax 1.83%
State General Obligation 1.35%
Other Revenue Bonds 0.38%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
103
.

Performance Summary as of February 29, 2024
Franklin Ohio Tax-Free Income Fund
31
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +4.96% +1.03%
5-Year +4.45% +0.11%
10-Year +23.54% +1.75%
Advisor
1-Year +5.22% +5.22%
5-Year +5.76% +1.13%
10-Year +25.88% +2.33%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.83% 5.08% 3.17% 5.69%
Advisor 3.17% 5.69% 3.54% 6.36%
See page 33 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
32
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Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Ohio Tax-Free Income Fund
Performance Summary
33
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Ohio personal income tax rate of
44.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.339100
A1 $0.356041
C $0.292818
R6 $0.371169
Advisor $0.367316
Total Annual Operating Expenses
10
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
34
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,045.60 $4.11 $1,020.85 $4.06 0.81%
A1 $1,000 $1,046.40 $3.35 $1,021.59 $3.30 0.66%
C $1,000 $1,042.90 $6.10 $1,018.90 $6.02 1.20%
R6 $1,000 $1,047.90 $2.70 $1,022.23 $2.66 0.53%
Advisor $1,000 $1,047.70 $2.83 $1,022.10 $2.80 0.56%

35
franklintempleton.com
Annual Report
Portfolio Composition
2/29/24
% of Total
Investments*
Local
28.30%
Health Care
17.86%
Education
16.41%
Transportation
12.21%
Housing
8.13%
Special Tax
4.86%
Utilities
4.85%
State General Obligation
3.60%
Lease
2.31%
Other Revenue Bonds
0.76%
Industrial Dev. Revenue and Pollution Control
0.68%
Refunded
0.03%
*
Does not include cash and cash equivalents.
Franklin Oregon Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net
asset value,  increased from  $10.35 on February 28, 2023 ,
to  $10.53 on February 29, 2024 . The Fund’s Class A
shares paid dividends totaling  30.6234 cents per share for
the reporting period.
1
The Performance Summary beginning
on page  36 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.66% , based
on an annualization of the February 's 2.4275  cents per
share dividend and the maximum offering price of $10.94
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Oregon personal income
tax bracket of 50.70% (including 3.80% Medicare tax)
would need to earn a distribution rate of  5.40% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
116
.

Performance Summary as of February 29, 2024
Franklin Oregon Tax-Free Income Fund
36
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +4.80% +0.87%
5-Year +4.76% +0.17%
10-Year +21.00% +1.54%
Advisor
1-Year +5.16% +5.16%
5-Year +6.18% +1.21%
10-Year +23.20% +2.11%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.66% 5.40% 3.00% 6.09%
Advisor 3.00% 6.09% 3.36% 6.82%
See page 38 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
37
franklintempleton.com
Annual Report
See page 38 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14–2/29/24)
Advisor Class
(2/28/14–2/29/24)

Franklin Oregon Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.306234
A1 $0.321736
C $0.263644
R6 $0.335155
Advisor $0.332072
Total Annual Operating Expenses
10
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
39
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,043.90 $4.20 $1,020.75 $4.16 0.83%
A1 $1,000 $1,045.70 $3.44 $1,021.50 $3.40 0.68%
C $1,000 $1,041.10 $6.18 $1,018.81 $6.11 1.22%
R6 $1,000 $1,045.40 $2.78 $1,022.14 $2.75 0.55%
Advisor $1,000 $1,045.20 $2.93 $1,022.00 $2.90 0.58%

40
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Annual Report
Franklin Pennsylvania Tax-Free Income Fund
Fund Overview
Performance Overview
The Fund’s Class A share price, as measured by net asset
value,  increased from  $8.64 on February 28, 2023 , to  $8.85 on February 29, 2024 . The Fund’s Class A shares paid
dividends totaling  25.6666 cents per share for the reporting period.
1
The Performance Summary beginning on page  41
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.78% , based on
an annualization of the February 's 2.1257  cents per
share dividend and the maximum offering price of $9.19
on February 29, 2024 . An investor in the  2024  maximum
combined effective federal and Pennsylvania personal
income tax bracket of 43.87% (including 3.80% Medicare
tax) would need to earn a distribution rate of  4.95% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
Portfolio Composition
2/29/24
% of Total
Investments*
Education 24.83%
Health Care 24.00%
Local 12.02%
Transportation 10.88%
Housing 7.64%
Utilities 7.31%
Refunded 4.93%
Special Tax 3.66%
Lease 2.76%
State General Obligation 1.05%
Other Revenue Bonds 0.92%
*
Does not include cash and cash equivalents.
1. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
127
.

Performance Summary as of February 29, 2024
Franklin Pennsylvania Tax-Free Income Fund
41
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +5.51% +1.55%
5-Year +3.61% -0.06%
10-Year +19.77% +1.43%
Advisor
1-Year +5.76% +5.76%
5-Year +4.79% +0.94%
10-Year +21.94% +2.00%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.78% 4.95% 3.31% 5.90%
Advisor 3.12% 5.56% 3.68% 6.56%
See page 43 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
42
franklintempleton.com
Annual Report
See page 43 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/14– 2/2 9 /2 4 )
Advisor Class
(2/28/14– 2/2 9 /2 4 )

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
43
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/29/24.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/23 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond Index is a market-value weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(3/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.256666
A1 $0.269677
C $0.221150
R6 $0.281280
Advisor $0.278344
Total Annual Operating Expenses
10
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
44
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,047.10 $4.29 $1,020.67 $4.23 0.84%
A1 $1,000 $1,049.10 $3.53 $1,021.42 $3.48 0.69%
C $1,000 $1,045.60 $6.29 $1,018.72 $6.21 1.24%
R6 $1,000 $1,049.70 $2.86 $1,022.07 $2.83 0.56%
Advisor $1,000 $1,048.40 $3.02 $1,021.92 $2.98 0.59%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.60 $10.64 $10.92 $11.24 $10.58
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.27 0.25 0.27 0.29
Net realized and unrealized gains (losses) ........... 0.21 (1.04) (0.28) (0.32) 0.67
Total from investment operations .................... 0.51 (0.77) (0.03) (0.05) 0.96
Less distributions from:
Net investment income .......................... (0.30) (0.27) (0.25) (0.27) (0.30)
Net asset value, end of year ....................... $9.81 $9.60 $10.64 $10.92 $11.24
Total return
d
................................... 5.39% (7.24)% (0.37)% (0.43)% 9.24%
Ratios to average net assets
Expenses
e
.................................... 0.82% 0.83% 0.81% 0.81% 0.81%
Net investment income ........................... 3.15% 2.79% 2.23% 2.46% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $220,872 $212,662 $210,355 $173,930 $132,026
Portfolio turnover rate ............................ 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.59 $10.62 $10.90 $11.22 $10.56
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.29 0.26 0.29 0.31
Net realized and unrealized gains (losses) ........... 0.20 (1.04) (0.28) (0.32) 0.67
Total from investment operations .................... 0.52 (0.75) (0.02) (0.03) 0.98
Less distributions from:
Net investment income .......................... (0.31) (0.28) (0.26) (0.29) (0.32)
Net asset value, end of year ....................... $9.80 $9.59 $10.62 $10.90 $11.22
Total return
d
................................... 5.55% (7.02)% (0.22)% (0.28)% 9.42%
Ratios to average net assets
Expenses
e
.................................... 0.67% 0.68% 0.66% 0.66% 0.66%
Net investment income ........................... 3.30% 2.94% 2.39% 2.64% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $349,407 $396,929 $526,131 $582,701 $672,061
Portfolio turnover rate ............................ 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.75 $10.81 $11.09 $11.42 $10.75
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.20 0.23 0.26
Net realized and unrealized gains (losses) ........... 0.22 (1.06) (0.28) (0.33) 0.67
Total from investment operations .................... 0.48 (0.83) (0.08) (0.10) 0.93
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.20) (0.23) (0.26)
Net asset value, end of year ....................... $9.97 $9.75 $10.81 $11.09 $11.42
Total return
d
................................... 4.98% (7.69)% (0.76)% (0.81)% 8.70%
Ratios to average net assets
Expenses
e
.................................... 1.21% 1.22% 1.20% 1.20% 1.21%
Net investment income ........................... 2.68% 2.33% 1.80% 2.05% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $24,653 $32,466 $48,833 $67,713 $80,562
Portfolio turnover rate ............................ 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.62 $10.66 $10.94 $11.26 $10.60
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.30 0.28 0.30 0.33
Net realized and unrealized gains (losses) ........... 0.20 (1.04) (0.28) (0.32) 0.67
Total from investment operations .................... 0.53 (0.74) — (0.02) 1.00
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.28) (0.30) (0.34)
Net asset value, end of year ....................... $9.83 $9.62 $10.66 $10.94 $11.26
Total return .................................... 5.67% (6.96)% (0.08)% (0.15)% 9.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.55% 0.53% 0.53% 0.54%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.54% 0.52% 0.53%
e
0.53%
Net investment income ........................... 3.43% 3.06% 2.51% 2.75% 3.00%
Supplemental data
Net assets, end of year (000’s) ..................... $25,018 $19,946 $28,123 $21,450 $16,971
Portfolio turnover rate ............................ 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.62 $10.65 $10.94 $11.26 $10.60
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.30 0.27 0.30 0.32
Net realized and unrealized gains (losses) ........... 0.20 (1.04) (0.29) (0.32) 0.67
Total from investment operations .................... 0.53 (0.74) (0.02) (0.02) 0.99
Less distributions from:
Net investment income .......................... (0.32) (0.29) (0.27) (0.30) (0.33)
Net asset value, end of year ....................... $9.83 $9.62 $10.65 $10.94 $11.26
Total return .................................... 5.64% (6.91)% (0.21)% (0.18)% 9.50%
Ratios to average net assets
Expenses
d
.................................... 0.56% 0.57% 0.56% 0.56% 0.56%
Net investment income ........................... 3.40% 3.02% 2.48% 2.71% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $103,552 $114,323 $178,256 $174,264 $124,881
Portfolio turnover rate ............................ 7.72% 27.77% 17.24% 13.66% 11.37%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Arizona 90.9%
Arizona Board of Regents , Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..
$ 5,000,000 $ 4,888,420
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. 8,680,000 9,036,721
Arizona Health Facilities Authority ,
HonorHealth Obligated Group , Revenue , 2014 A , Refunding , 5% , 12/01/39 ...... 2,820,000 2,832,940
HonorHealth Obligated Group , Revenue , 2014 A , Refunding , 5% , 12/01/42 ...... 3,000,000 3,006,050
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,086,787
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,091,467
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,594,770
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 570,000 549,625
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 552,321
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,836,077
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,965,811
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,410,311
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,087,577
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,326,940
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,061,143
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,126,911
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,596,629
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,302,480
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,634,606
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 7,900,000 8,401,596
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,381,488
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 3,250,000 3,474,662
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/38 ..... 1,175,000 830,038
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/54 ..... 1,250,000 768,011
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/36 ........................................................ 1,105,000 664,557
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/49 ........................................................ 3,500,000 1,821,144
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B ,
5.125% , 1/01/54 ................................................. 2,000,000 1,014,954
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 285,000 277,566
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 353,869
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 665,176
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,424,965
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,418,612
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 712,850
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 664,248
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 313,452
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. 2,800,000 2,637,118
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,965,619
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 13,059,804
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,550,000 1,345,635

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ $ 3,000,000 $ 2,712,866
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,412,250
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 752,675
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,490,150
Arizona State University ,
Revenue , 2015 B , Refunding , 5% , 7/01/41 ............................... 14,070,000 14,380,985
Revenue , 2016 C , 5% , 7/01/46 ........................................ 10,000,000 10,248,195
Revenue , 2017 B , Refunding , 5% , 7/01/43 ............................... 4,005,000 4,191,868
Revenue , 2019 A , 5% , 7/01/40 ........................................ 1,000,000 1,082,273
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 1,914,432
City of Bullhead , Excise Tax , Revenue , 2022 , 4% , 7/01/52 .....................
2,885,000 2,717,512
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,451,969
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,154,498
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,453,630
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,235,072
Utility System , Revenue , 2018 , 5% , 7/01/42 .............................. 2,200,000 2,334,317
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,949,515
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,218,542
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,216,036
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,590,336
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,957,648
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 9,085,665
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,147,507
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 9,150,109
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,718,061
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,610,564
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,724,363
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,363,989
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 7,500,000 7,217,805
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,084,889
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,183,104
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 7,500,000 8,153,766
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 .........
3,250,000 3,315,642
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,351,894
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,984,967
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... 400,000 370,552
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 930,043
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,827,618

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Municipal Property Corp. ,
City of Glendale Excise Tax , Revenue , 2012 C , Refunding , 5% , 7/01/38 ......... $ 18,530,000 $ 18,544,134
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 2,014,095
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,102,604
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,621,932
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,949,722
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,024,888
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 438,351
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 728,578
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 259,530
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 621,688
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 3,021,866
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,655,752
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/36 . 4,065,000 4,087,457
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/41 . 1,225,000 1,224,050
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 . 1,335,000 1,289,655
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,030,697
Industrial Development Authority of the County of Pima (The) ,
a
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 3,000,000 3,026,293
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 1,016,459
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,320,322
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,585,358
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,397,983
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,354,053
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/38 ............................................ 1,510,000 1,502,915
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/43 ............................................ 3,000,000 2,864,238
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,012,977
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 980,185
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/25 .................... 90,000 90,302
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 96,192
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 76,719
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 82,545
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 114,412
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 104,701
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 382,764
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 292,796
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 470,363
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,055,165
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,796,627
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,652,123
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 39,105,042
Creighton University , Revenue , 2020 , 5% , 7/01/47 ......................... 10,000,000 10,550,922
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 8,034,090
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,012,749
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ 2,275,000 2,363,746
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,233,728
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,361,425

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... $ 2,750,000 $ 2,869,627
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,132,347
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,140,317
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,337,797
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 12,121,723
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,801,465
b
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,090,731
b
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 1,954,461
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 8,199,547
Maricopa County Unified School District No. 11-Peoria , GO , 2013 , 5% , 7/01/31 .....
5,100,000 5,105,468
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,213,026
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,164,290
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,027,470
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,058,183
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,823,811
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,958,683
Pima County Unified School District No. 6 Marana , GO , 2017 C , BAM Insured ,
5% , 7/01/36 ...................................................... 2,385,000 2,520,936
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 9,745,000 10,194,735
Revenue , 2017 A , Refunding , 5% , 1/01/37 ............................... 10,000,000 10,752,932
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,820,505
Revenue , 2017 A , Refunding , 5% , 1/01/39 ............................... 2,105,000 2,246,637
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,144,767
Revenue , 2023 A , 5% , 1/01/50 ........................................ 8,000,000 8,769,899
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,698,403
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,490,041
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ................. 3,945,000 4,299,096
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ................. 2,000,000 2,236,812
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ................. 2,000,000 2,292,421
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ................. 5,000,000 6,232,566
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ................. 7,000,000 8,688,513
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,149,054
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 .................
2,250,000 2,213,948
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 2,500,000 2,667,388
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,281,030
University of Arizona (The) ,
Revenue , 2014 , 5% , 8/01/39 ......................................... 10,000,000 10,032,030
Revenue , 2016 , Refunding , 5% , 6/01/39 ................................. 2,750,000 2,850,460
Revenue , 2016 B , Refunding , 5% , 6/01/42 ............................... 2,000,000 2,059,078
Revenue , 2018 A , 5% , 6/01/43 ........................................ 4,500,000 4,766,191
657,826,838

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.1%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 800,000 $ 551,419
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,698,005
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,424,162
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,613,693
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,613,694
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,275,000 2,304,129
5,531,516
Texas 0.9%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 2,037,316
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,500,000 1,916,743
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,577,931
6,531,990
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,612,389
Wisconsin 1.7%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,537,141
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,300,000 2,754,141
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,512,189
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 5,000,000 5,000,000
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,525,787
12,329,258
U.S. Territories 3.4%
Guam 1.6%
Guam Power Authority ,
Revenue , 2014 A , AGMC Insured , 5% , 10/01/39 ........................... 6,490,000 6,533,587
Revenue , 2014 A , AGMC Insured , 5% , 10/01/44 ........................... 5,325,000 5,349,175
11,882,762
Puerto Rico 1.8%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
379,094 377,731
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,881,235 1,846,647
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 616,125 618,575
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,666,791
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,550,887

Franklin Tax-Free Trust
Schedule of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
See Abbreviations on page 161 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 4,906,000 $ 4,942,785
13,003,416
Total U.S. Territories .................................................................... 24,886,178
Total Municipal Bonds (Cost $ 734,141,908 ) .....................................
713,391,755
a a a a
Short Term Investments 0.7%
Municipal Bonds 0.7%
Arizona 0.7%
c
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 3.65% , 1/01/46 ............... 5,400,000 5,400,000
Total Municipal Bonds (Cost $ 5,400,000 ) .......................................
5,400,000
Total Short Term Investments (Cost $ 5,400,000 ) .................................
5,400,000
a
Total Investments (Cost $ 739,541,908 ) 99.3% ...................................
$718,791,755
Other Assets, less Liabilities 0.7% .............................................
4,710,379
Net Assets 100.0% ...........................................................
$723,502,134
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $30,054,022, representing 4.2% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.26 $11.40 $11.69 $11.96 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.28 0.25 0.28 0.31
Net realized and unrealized gains (losses) ........... 0.28 (1.15) (0.29) (0.27) 0.66
Total from investment operations .................... 0.58 (0.87) (0.04) 0.01 0.97
Less distributions from:
Net investment income .......................... (0.30) (0.27) (0.25) (0.28) (0.33)
Net asset value, end of year ....................... $10.54 $10.26 $11.40 $11.69 $11.96
Total return
d
................................... 5.74% (7.63)% (0.43)% 0.07% 8.69%
Ratios to average net assets
Expenses
e
.................................... 0.85% 0.85% 0.83% 0.83% 0.84%
Net investment income ........................... 2.90% 2.62% 2.08% 2.40% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $121,792 $117,511 $142,935 $119,598 $87,684
Portfolio turnover rate ............................ 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.26 $11.40 $11.68 $11.96 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.26 0.30 0.33
Net realized and unrealized gains (losses) ........... 0.28 (1.14) (0.28) (0.29) 0.67
Total from investment operations .................... 0.59 (0.85) (0.02) 0.01 1.00
Less distributions from:
Net investment income .......................... (0.31) (0.29) (0.26) (0.29) (0.35)
Net asset value, end of year ....................... $10.54 $10.26 $11.40 $11.68 $11.96
Total return
d
................................... 5.90% (7.49)% (0.19)% 0.13% 8.95%
Ratios to average net assets
Expenses
e
.................................... 0.70% 0.70% 0.68% 0.68% 0.69%
Net investment income ........................... 3.05% 2.77% 2.24% 2.57% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $255,227 $287,013 $386,962 $422,411 $477,155
Portfolio turnover rate ............................ 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.39 $11.54 $11.83 $12.11 $11.45
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.20 0.24 0.27
Net realized and unrealized gains (losses) ........... 0.28 (1.15) (0.29) (0.29) 0.68
Total from investment operations .................... 0.54 (0.92) (0.09) (0.05) 0.95
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.20) (0.23) (0.29)
Net asset value, end of year ....................... $10.67 $10.39 $11.54 $11.83 $12.11
Total return
d
................................... 5.24% (8.00)% (0.83)% (0.41)% 8.36%
Ratios to average net assets
Expenses
e
.................................... 1.24% 1.24% 1.23% 1.22% 1.24%
Net investment income ........................... 2.44% 2.18% 1.66% 2.01% 2.32%
Supplemental data
Net assets, end of year (000’s) ..................... $16,388 $23,346 $36,062 $50,968 $66,329
Portfolio turnover rate ............................ 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.27 $11.41 $11.69 $11.97 $11.32
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.31 0.28 0.32 0.35
Net realized and unrealized gains (losses) ........... 0.28 (1.15) (0.28) (0.29) 0.66
Total from investment operations .................... 0.61 (0.84) — 0.03 1.01
Less distributions from:
Net investment income .......................... (0.33) (0.30) (0.28) (0.31) (0.36)
Net asset value, end of year ....................... $10.55 $10.27 $11.41 $11.69 $11.97
Total return .................................... 6.03% (7.35)% (0.05)% 0.27% 9.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.56% 0.55% 0.54% 0.54% 0.55%
Net investment income ........................... 3.18% 2.91% 2.38% 2.68% 3.01%
Supplemental data
Net assets, end of year (000’s) ..................... $15,928 $15,147 $23,615 $19,296 $14,297
Portfolio turnover rate ............................ 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.26 $11.40 $11.68 $11.96 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.30 0.28 0.31 0.35
Net realized and unrealized gains (losses) ........... 0.28 (1.14) (0.28) (0.28) 0.66
Total from investment operations .................... 0.60 (0.84) — 0.03 1.01
Less distributions from:
Net investment income .......................... (0.32) (0.30) (0.28) (0.31) (0.36)
Net asset value, end of year ....................... $10.54 $10.26 $11.40 $11.68 $11.96
Total return .................................... 6.00% (7.40)% (0.10)% 0.23% 9.06%
Ratios to average net assets
Expenses
d
.................................... 0.60% 0.60% 0.58% 0.58% 0.59%
Net investment income ........................... 3.15% 2.87% 2.33% 2.66% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $97,040 $97,723 $137,797 $132,696 $115,924
Portfolio turnover rate ............................ 15.33% 13.39% 14.21% 19.32% 15.00%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,392,823
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,392,823
Municipal Bonds 97.9%
California 0.4%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,000,000 1,798,537
Colorado 90.6%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,165,816
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 630,093
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,493,869
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,075,793
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,264,921
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
5,000,000 5,475,053
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,025,399
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,475,330
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,396,698
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,877,211
Revenue , 2015 A , Pre-Refunded , 5% , 3/01/40 ............................ 3,990,000 4,066,146
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,508,870
Revenue , 2019 A , Refunding , 5% , 3/01/49 ............................... 4,000,000 4,266,359
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,977,749
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 5,034,149
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,409,675
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , 5% , 12/01/37 ..........
525,000 526,072
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,295,938
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,767,459
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,282,000 4,096,671
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,107,863
Centennial Water & Sanitation District ,
Revenue , 2019 , 5% , 12/01/43 ........................................ 3,000,000 3,213,957
Revenue , 2019 , 5.25% , 12/01/48 ...................................... 6,760,000 7,260,075
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,193,113
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,328,480
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,200,444
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,679,851
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,678,397
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,238,438
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,135,755
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,130,163
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,463,769
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,116,045
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. 2,665,000 2,700,852
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,280,113

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
$ 13,500,000 $ 14,308,761
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,999,522
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,705,449
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,283,603
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 404,895
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 132,910
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 297,989
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 421,715
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,170,685
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,531,432
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,079,193
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 135,000 133,274
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 271,648
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,080,055
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,214,502
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 753,078
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,769,245
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 335,000 280,384
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 784,515
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,695,653
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 5,263,238
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 727,494
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 4,068,203
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 400,356
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,298,846
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,178,451
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,998,929
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,418,722
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,598,705
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 855,135
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 704,656
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 827,415
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 710,483
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,673,563
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,220,801
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,286,574
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,182,758
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,117,965
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 7,000,000 7,304,984
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 9,323,508
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,180,264
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... 7,150,000 7,190,839
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 5,007,005
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,858,890
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,740,200

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/40 ............................................ $ 4,000,000 $ 4,085,342
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/45 ............................................ 2,750,000 2,808,673
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,734,603
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,658,945
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,404,936
University of Colorado Health Obligated Group , Revenue , 2016 , 5% , 9/01/46 ..... 5,000,000 5,081,872
University of Colorado Health Obligated Group , Revenue , 2020 A , 4% , 9/01/50 ... 6,275,000 5,906,313
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,019,746
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,008,665
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,562,606
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 815,811
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 797,561
Colorado Mesa University ,
Revenue , 2019 B , 5% , 5/15/44 ........................................ 1,000,000 1,063,858
Revenue , 2019 B , 5% , 5/15/49 ........................................ 1,565,000 1,647,703
Colorado School of Mines ,
Revenue , 2017 A , 5% , 12/01/42 ....................................... 2,450,000 2,568,930
Revenue , 2023 C , 5.25% , 12/01/53 .................................... 3,000,000 3,299,901
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
899,000 869,888
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,320,642
Denver City & County School District No. 1 , GO , 2017 , 5% , 12/01/41 .............
5,000,000 5,177,310
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,846,707
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 5,185,083
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,254,735
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,055,255
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,403,638
Revenue , 2019 A , Refunding , 5% , 12/01/33 .............................. 3,300,000 3,474,015
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 297,311
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,406,791
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,221,479
Erie Farm Metropolitan District , GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 .
1,200,000 1,126,198
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 .................
550,000 537,336
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,573,386
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,577,308
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,874,344
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,519,617
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
2,000,000 2,008,551
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,195,382
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,023,468
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,511,350
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 9,500,000 9,535,937

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Park Creek Metropolitan District, (continued)
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . $ 2,875,000 $ 3,009,593
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 1,002,125
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,506,422
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,787,934
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
537,000 447,006
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 12,243,341
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 1/15/33 ........ 550,000 574,014
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,000,000 1,037,450
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/36 ........ 750,000 772,877
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 711,713
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,324,928
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,295,657
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,000,000 2,011,802
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 906,485
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,751,758
State of Colorado ,
COP , 2017 J , 5.25% , 3/15/42 ......................................... 5,000,000 5,216,211
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,343,405
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,669,690
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,995,154
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,176,693
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 439,662
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,078,804
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 4,651,257
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,973,845
University of Colorado , Revenue , 2019 B , 5% , 6/01/44 .......................
1,930,000 2,063,465
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53
2,000,000 1,986,509
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 944,764
Winter Farm Metropolitan District No. 2 ,
GO , 2019 , Refunding , AGMC Insured , 5% , 12/01/39 ........................ 630,000 671,135
GO , 2019 , Refunding , AGMC Insured , 5% , 12/01/44 ........................ 500,000 526,154
458,594,127
Florida 1.4%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,557,820
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 551,419
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,809,106
6,918,345
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,968,149

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 0.8%
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ $ 3,000,000 $ 2,957,124
GO , 2021 A , 5% , 3/01/33 ............................................ 500,000 558,854
GO , 2021 A , 5% , 3/01/37 ............................................ 250,000 274,512
GO , 2021 A , 4% , 3/01/38 ............................................ 400,000 400,065
4,190,555
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 871,788
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,189,038
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,189,037
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 2,100,000 1,598,128
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 614,328
4,590,531
Texas 0.6%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 1,800,000 1,380,055
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,874,859
3,254,914
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,188,076
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,400,000 1,132,630
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 2,400,000 2,003,012
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 3,700,000 3,700,000
6,835,642
U.S. Territories 1.1%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,547,724
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,219,928 1,197,498
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,189,229
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,632
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 755,624
4,135,983
Total U.S. Territories .................................................................... 5,683,707
Total Municipal Bonds (Cost $ 512,616,163 ) .....................................
495,894,371
Total Long Term Investments (Cost $ 514,016,163 ) ...............................
497,287,194
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
See Abbreviations on page 161 .
Short Term Investments 0.8%
a a
Principal
Amount
a
Value
Municipal Bonds 0.8%
Colorado 0.8%
c
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 3.65% ,
12/01/52 ........................................................ $ 3,900,000 $ 3,900,000
Total Municipal Bonds (Cost $ 3,900,000 ) .......................................
3,900,000
Total Short Term Investments (Cost $ 3,900,000 ) .................................
3,900,000
a
Total Investments (Cost $ 517,916,163 ) 99.0% ...................................
$501,187,194
Other Assets, less Liabilities 1.0% .............................................
5,187,971
Net Assets 100.0% ...........................................................
$506,375,165
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $32,140,611, representing 6.3% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.86 $9.85 $10.17 $10.39 $10.05
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.22 0.20 0.26 0.29
Net realized and unrealized gains (losses) ........... 0.26 (0.99) (0.32) (0.22) 0.36
Total from investment operations .................... 0.50 (0.77) (0.12) 0.04 0.65
Less distributions from:
Net investment income .......................... (0.24) (0.22) (0.20) (0.26) (0.31)
Net asset value, end of year ....................... $9.12 $8.86 $9.85 $10.17 $10.39
Total return
d
................................... 5.78% (7.84)% (1.23)% 0.42% 6.54%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.97% 0.98% 0.94% 0.93%
Expenses net of waiver and payments by affiliates
e
...... 0.90% 0.91% 0.98% 0.94% 0.93%
Net investment income ........................... 2.74% 2.44% 1.95% 2.58% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $29,938 $27,698 $34,084 $28,498 $21,670
Portfolio turnover rate ............................ 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.85 $9.84 $10.16 $10.38 $10.04
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.23 0.22 0.28 0.30
Net realized and unrealized gains (losses) ........... 0.26 (0.99) (0.32) (0.22) 0.36
Total from investment operations .................... 0.52 (0.76) (0.10) 0.06 0.66
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.22) (0.28) (0.32)
Net asset value, end of year ....................... $9.11 $8.85 $9.84 $10.16 $10.38
Total return
d
................................... 5.94% (7.71)% (1.08)% 0.57% 6.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.83% 0.79% 0.78%
Expenses net of waiver and payments by affiliates
e
...... 0.75% 0.76% 0.83% 0.79% 0.78%
Net investment income ........................... 2.89% 2.59% 2.12% 2.76% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $89,034 $93,653 $119,599 $135,916 $150,081
Portfolio turnover rate ............................ 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.92 $9.92 $10.24 $10.46 $10.13
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.18 0.16 0.23 0.25
Net realized and unrealized gains (losses) ........... 0.26 (1.00) (0.32) (0.23) 0.35
Total from investment operations .................... 0.47 (0.82) (0.16) — 0.60
Less distributions from:
Net investment income .......................... (0.21) (0.18) (0.16) (0.22) (0.27)
Net asset value, end of year ....................... $9.18 $8.92 $9.92 $10.24 $10.46
Total return
d
................................... 5.31% (8.26)% (1.62)% 0.02% 5.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.37% 1.37% 1.38% 1.34% 1.33%
Expenses net of waiver and payments by affiliates
e
...... 1.29% 1.31% 1.38% 1.34% 1.33%
Net investment income ........................... 2.31% 2.01% 1.58% 2.21% 2.43%
Supplemental data
Net assets, end of year (000’s) ..................... $4,067 $4,828 $7,281 $13,302 $20,421
Portfolio turnover rate ............................ 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.85 $9.84 $10.16 $10.38 $10.04
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.25 0.23 0.29 0.32
Net realized and unrealized gains (losses) ........... 0.26 (1.00) (0.32) (0.22) 0.36
Total from investment operations .................... 0.53 (0.75) (0.09) 0.07 0.68
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.23) (0.29) (0.34)
Net asset value, end of year ....................... $9.11 $8.85 $9.84 $10.16 $10.38
Total return .................................... 6.08% (7.58)% (0.91)% 0.71% 6.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.69% 0.68% 0.70% 0.70%
Expenses net of waiver and payments by affiliates
d
...... 0.63% 0.63% 0.67% 0.66% 0.64%
Net investment income ........................... 3.03% 2.75% 2.27% 2.79% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $6,947 $2,952 $1,815 $1,385 $299
Portfolio turnover rate ............................ 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.84 $9.83 $10.15 $10.37 $10.04
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.24 0.23 0.29 0.31
Net realized and unrealized gains (losses) ........... 0.25 (0.99) (0.32) (0.22) 0.35
Total from investment operations .................... 0.52 (0.75) (0.09) 0.07 0.66
Less distributions from:
Net investment income .......................... (0.26) (0.24) (0.23) (0.29) (0.33)
Net asset value, end of year ....................... $9.10 $8.84 $9.83 $10.15 $10.37
Total return .................................... 6.05% (7.63)% (0.98)% 0.67% 6.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.73% 0.73% 0.69% 0.68%
Expenses net of waiver and payments by affiliates
d
...... 0.65% 0.66% 0.73% 0.69% 0.68%
Net investment income ........................... 3.01% 2.69% 2.22% 2.85% 3.08%
Supplemental data
Net assets, end of year (000’s) ..................... $15,886 $14,477 $20,378 $20,968 $20,024
Portfolio turnover rate ............................ 13.95% 14.70% 23.52% 20.73% 11.63%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.7%
Connecticut 90.6%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 459,235
City of Bridgeport ,
GO , 2021 A , 4% , 8/01/40 ............................................ 765,000 770,981
GO , 2021 A , 4% , 8/01/46 ............................................ 375,000 365,196
GO , 2021 A , 4% , 8/01/51 ............................................ 575,000 543,989
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,053,949
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,938,048
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,774
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 543,189
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 3,991,906
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,586,739
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 821,545
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 783,140
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 950,761
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/36 480,000 497,705
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/37 600,000 616,146
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 320,728
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 385,109
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 863,787
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 1,560,000 1,697,271
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,851,240
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 4,020,002
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,152,098
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,647,270
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 613,528
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 944,711
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 953,927
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 5,906,751
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,340,065
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,451,982
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 603,392
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,181,280
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,556,328
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,761,695
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,099,577
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,445,015
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,000,000 3,786,992
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,869,145
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,622,804
Yale-New Haven Health Obligated Group , Revenue , N , 5% , 7/01/48 ............ 5,000,000 5,002,487
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,640,000 1,494,075
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,151,514
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,500,000 2,040,375
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,529,576
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,786,523
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,504,311
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 618,269
Special Tax , 2016 A , 5% , 9/01/33 ...................................... 1,000,000 1,047,419
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,074,288

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax , 2020 A , 5% , 5/01/35 ...................................... $ 4,500,000 $ 5,084,648
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,195,146
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,663,647
Bradley International Airport CFC , Revenue , 2019 A , 5% , 7/01/49 .............. 1,400,000 1,434,815
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 3,000,000 3,053,430
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,055,624
Special Tax , Special Tax , 2021 D , 4% , 11/01/40 ........................... 2,075,000 2,133,216
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 488,272
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 236,206
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 280,026
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 261,062
Town of Stratford ,
GO , 2017 , AGMC Insured , 5% , 7/01/33 ................................. 1,000,000 1,024,367
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/36 ........................ 300,000 314,029
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/38 ........................ 300,000 307,329
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/40 ........................ 300,000 303,250
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 .....................
1,000,000 1,044,106
132,126,010
Florida 0.2%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 344,637
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 512,539
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 972,345
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue , 2021 QQQ , 4% , 6/15/35 ..................................... 300,000 314,687
Revenue , 2021 QQQ , 4% , 6/15/36 ..................................... 100,000 104,224
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 176,154
595,065
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 424,656
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 424,656
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 750,000 570,760
1,420,072
Texas 1.0%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 500,000 383,348
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 547,977
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 480,433
1,411,758
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 424,313

Franklin Tax-Free Trust
Schedule of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
See Abbreviations on page 161 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.9%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 400,000 $ 323,609
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 1,000,000 1,000,000
1,323,609
U.S. Territories 1.3%
Puerto Rico 1.3%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/34 ................
386,791 387,997
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,511,247
1,899,244
Total U.S. Territories .................................................................... 1,899,244
Total Municipal Bonds (Cost $ 149,271,016 ) .....................................
141,029,592
a a a a
Short Term Investments 2.6%
Municipal Bonds 2.6%
Connecticut 2.6%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.65% , 7/01/36 ........................... 3,800,000 3,800,000
Total Municipal Bonds (Cost $ 3,800,000 ) .......................................
3,800,000
Total Short Term Investments (Cost $ 3,800,000 ) .................................
3,800,000
a
Total Investments (Cost $ 153,071,016 ) 99.3% ...................................
$144,829,592
Other Assets, less Liabilities 0.7% .............................................
1,042,257
Net Assets 100.0% ...........................................................
$145,871,849
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $4,464,295, representing 3.1% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.30 $11.43 $11.84 $12.03 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.29 0.26 0.28 0.29
Net realized and unrealized gains (losses) ........... 0.23 (1.14) (0.41) (0.19) 0.74
Total from investment operations .................... 0.54 (0.85) (0.15) 0.09 1.03
Less distributions from:
Net investment income .......................... (0.31) (0.28) (0.26) (0.28) (0.31)
Net asset value, end of year ....................... $10.53 $10.30 $11.43 $11.84 $12.03
Total return
d
................................... 5.35% (7.43)% (1.35)% 0.75% 9.19%
Ratios to average net assets
Expenses
e
.................................... 0.83% 0.83% 0.83% 0.82% 0.82%
Net investment income ........................... 3.05% 2.71% 2.16% 2.34% 2.51%
Supplemental data
Net assets, end of year (000’s) ..................... $125,673 $120,384 $134,390 $107,468 $74,740
Portfolio turnover rate ............................ 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.29 $11.42 $11.82 $12.02 $11.30
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.30 0.28 0.30 0.31
Net realized and unrealized gains (losses) ........... 0.23 (1.13) (0.40) (0.20) 0.73
Total from investment operations .................... 0.56 (0.83) (0.12) 0.10 1.04
Less distributions from:
Net investment income .......................... (0.33) (0.30) (0.28) (0.30) (0.32)
Net asset value, end of year ....................... $10.52 $10.29 $11.42 $11.82 $12.02
Total return
d
................................... 5.52% (7.29)% (1.12)% 0.82% 9.36%
Ratios to average net assets
Expenses
e
.................................... 0.68% 0.68% 0.68% 0.67% 0.67%
Net investment income ........................... 3.19% 2.85% 2.32% 2.51% 2.66%
Supplemental data
Net assets, end of year (000’s) ..................... $461,520 $497,643 $628,769 $688,038 $731,568
Portfolio turnover rate ............................ 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.46 $11.61 $12.02 $12.21 $11.48
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.24 0.21 0.23 0.25
Net realized and unrealized gains (losses) ........... 0.23 (1.15) (0.41) (0.19) 0.74
Total from investment operations .................... 0.50 (0.91) (0.20) 0.04 0.99
Less distributions from:
Net investment income .......................... (0.27) (0.24) (0.21) (0.23) (0.26)
Net asset value, end of year ....................... $10.69 $10.46 $11.61 $12.02 $12.21
Total return
d
................................... 4.85% (7.86)% (1.73)% 0.35% 8.74%
Ratios to average net assets
Expenses
e
.................................... 1.22% 1.22% 1.22% 1.22% 1.22%
Net investment income ........................... 2.56% 2.25% 1.73% 1.93% 2.11%
Supplemental data
Net assets, end of year (000’s) ..................... $21,272 $30,730 $43,148 $60,847 $78,321
Portfolio turnover rate ............................ 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.33 $11.46 $11.87 $12.07 $11.35
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.32 0.29 0.31 0.33
Net realized and unrealized gains (losses) ........... 0.23 (1.14) (0.41) (0.20) 0.73
Total from investment operations .................... 0.57 (0.82) (0.12) 0.11 1.06
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.29) (0.31) (0.34)
Net asset value, end of year ....................... $10.56 $10.33 $11.46 $11.87 $12.07
Total return .................................... 5.64% (7.14)% (1.06)% 0.96% 9.48%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.55% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.54% 0.54% 0.53% 0.53%
Net investment income ........................... 3.33% 2.99% 2.44% 2.62% 2.80%
Supplemental data
Net assets, end of year (000’s) ..................... $14,947 $9,690 $11,255 $6,228 $4,153
Portfolio turnover rate ............................ 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.32 $11.46 $11.86 $12.06 $11.34
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.29 0.31 0.32
Net realized and unrealized gains (losses) ........... 0.23 (1.14) (0.40) (0.20) 0.74
Total from investment operations .................... 0.57 (0.83) (0.11) 0.11 1.06
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.29) (0.31) (0.34)
Net asset value, end of year ....................... $10.55 $10.32 $11.46 $11.86 $12.06
Total return .................................... 5.61% (7.26)% (1.01)% 0.92% 9.44%
Ratios to average net assets
Expenses
d
.................................... 0.58% 0.58% 0.58% 0.57% 0.57%
Net investment income ........................... 3.27% 2.95% 2.41% 2.59% 2.76%
Supplemental data
Net assets, end of year (000’s) ..................... $67,780 $80,068 $107,625 $102,001 $79,717
Portfolio turnover rate ............................ 8.99% 27.70% 22.05% 10.86% 4.08%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,790,772
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,790,772
Municipal Bonds 98.2%
California 0.3%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,650,000 2,383,061
Florida 1.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,556,506
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 620,347
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 4,100,000 3,582,375
8,759,228
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,323,612
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,835,417
4,159,029
Kentucky 0.9%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,625,000 6,369,090
Michigan 86.9%
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ......................
2,000,000 2,152,780
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 3,005,501
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,300,529
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,069,355
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 2,046,921
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 691,106
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,564,148
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,398,299
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,911,897
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,167,147
Central Michigan University ,
Revenue , 2014 , Refunding , 5% , 10/01/34 ................................ 1,600,000 1,608,928
Revenue , 2014 , Refunding , 5% , 10/01/39 ................................ 2,000,000 2,004,157
Revenue , 2021 , Refunding , 3% , 10/01/46 ................................ 1,325,000 1,024,117
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,043,064
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,351,491
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,034
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,042
City of Grand Rapids ,
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,113,242
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,051,610
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,152,840
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... 2,190,000 2,236,449
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,567,395
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,577,416
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,088,403
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,618,053

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ $ 3,000,000 $ 3,202,446
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 2,145,408
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,756,409
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,865,814
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,361,661
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,329,513
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,396,846
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,778,897
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
8,400,000 9,070,827
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 534,973
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 868,549
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,062,799
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,058,953
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,056,112
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 545,410
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,696,702
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,573,850
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/43 .................... 3,000,000 3,122,050
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 ..............
700,000 752,172
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,597,753
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,161,863
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,666,843
Farmington Public School District ,
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/27 ......................... 1,000,000 1,018,666
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/28 ......................... 2,000,000 2,036,417
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/32 ......................... 4,035,000 4,111,240
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/33 ......................... 2,900,000 2,954,463
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/34 ......................... 3,000,000 3,057,370
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/35 ......................... 1,000,000 1,018,780
GO , 2018 , BAM Insured , 4.5% , 5/01/38 ................................. 7,225,000 7,480,149
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 2,042,864
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 .........
2,000,000 2,123,496
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2014 A , 5% , 7/01/44 ........... 2,000,000 2,004,786
Munson Healthcare Obligated Group , Revenue , 2014 A , 5% , 7/01/47 ........... 2,500,000 2,505,551
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,150,508
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,704,324
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 7,304,467
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 944,332
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,871,672
Grandville Public Schools ,
GO , II , AGMC Insured , 5% , 5/01/29 .................................... 750,000 765,201
GO , II , AGMC Insured , 5% , 5/01/30 .................................... 1,000,000 1,019,123
GO , II , AGMC Insured , 5% , 5/01/31 .................................... 1,150,000 1,171,992
GO , II , AGMC Insured , 5% , 5/01/32 .................................... 1,165,000 1,187,146
GO , II , AGMC Insured , 5% , 5/01/34 .................................... 1,315,000 1,340,298
GO , II , AGMC Insured , 5% , 5/01/35 .................................... 1,225,000 1,247,726
GO , II , AGMC Insured , 5% , 5/01/37 .................................... 2,915,000 2,959,435

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO , II , AGMC Insured , 5% , 5/01/40 .................................... $ 6,215,000 $ 6,294,206
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,663,664
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,545,548
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,193,361
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,042,952
Holly Area School District , GO , 2014 , Refunding , 5% , 5/01/30 ..................
1,045,000 1,047,638
Hudsonville Public Schools ,
GO , 2017 , Refunding , 5% , 5/01/39 ..................................... 1,000,000 1,050,274
GO , 2017 , Refunding , 5% , 5/01/41 ..................................... 2,500,000 2,633,509
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,257,357
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,291,534
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,940,000 1,826,666
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,067,307
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ...........................
2,920,000 2,984,116
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,178,746
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,255,183
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,502,899
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,173,601
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... 1,500,000 1,512,155
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,150,317
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 3,270,000 3,208,156
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 5,365,000 4,075,394
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,415,000 2,468,421
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,183,384
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 615,272
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,307,291
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,835,585
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,678,589
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,173,472
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... 4,000,000 3,699,022
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 19,015,000 19,484,520
Henry Ford Health System Obligated Group , Revenue , 2019 A , 5% , 11/15/48 ..... 10,000,000 10,358,631
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,389,100
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 404,687
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 571,692
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 641,066
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 666,111
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 631,775
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 3,780,000 3,527,882
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/50 ................. 3,000,000 2,694,744
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 628,369
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,444,666
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,051,279

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... $ 17,170,000 $ 15,736,092
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,560,000 1,608,479
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,861,890
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 303,592
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 2,020,042
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,309,442
Michigan State Building Authority ,
Revenue , 2016 I , Refunding , 5% , 4/15/41 ................................ 12,000,000 12,417,188
Revenue , 2016 I , Refunding , 5% , 10/15/46 ............................... 9,910,000 10,190,153
Revenue , 2016 I , Refunding , 5% , 10/15/51 ............................... 1,000,000 1,022,737
Revenue , 2019 I , Refunding , 4% , 4/15/54 ................................ 2,000,000 1,933,641
Revenue , 2021 I , 3% , 10/15/51 ....................................... 1,500,000 1,141,467
Revenue , 2022 I , 4% , 10/15/52 ....................................... 4,250,000 4,125,796
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,370,000 5,533,375
Ascension Health Credit Group , Revenue , 2010 F-7 , Refunding , 5% , 11/15/47 .... 10,000,000 10,218,867
Ascension Health Credit Group , Revenue , 2010 F-8 , Refunding , 5% , 11/15/46 .... 5,000,000 5,117,954
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 15,000,000 12,497,544
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,329,671
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,857,420
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 2,016,624
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,343,918
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,239,515
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,897,779
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,631,978
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/33 .... 2,200,000 2,317,409
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 7,000,000 7,118,072
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,442,774
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,182,999
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,787,517
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,197,738
Oakland University ,
Revenue , 2014 , Refunding , 5% , 3/01/39 ................................. 3,000,000 2,999,825
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 5,095,561
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,312,958
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,776,071
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,899,061
Roseville Community Schools ,
GO , 2014 , Pre-Refunded , 5% , 5/01/30 .................................. 1,620,000 1,655,684
GO , 2014 , Pre-Refunded , 5% , 5/01/31 .................................. 1,585,000 1,619,913
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,260,708
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,288,198
Saline Area Schools ,
GO , 2016 , 5% , 5/01/34 ............................................. 2,750,000 2,856,615
GO , 2016 , 5% , 5/01/36 ............................................. 2,950,000 3,061,239
South Haven Public Schools ,
GO , 2015 B , AGMC Insured , 5% , 5/01/33 ................................ 350,000 356,613
GO , 2015 B , AGMC Insured , 5% , 5/01/35 ................................ 1,575,000 1,604,579

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
$ 5,750,000 $ 6,110,484
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................
2,000,000 2,254,256
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,214,012
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 12,066,561
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 305,000 288,088
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 500,000 483,781
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 984,245
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,089,446
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,889,349
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 6,030,179
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,350,646
Walled Lake Consolidated School District ,
GO , 2020 , 5% , 5/01/45 ............................................. 2,500,000 2,684,113
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,621,344
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,244,352
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,718,920
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 5,094,954
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,803,640
Wayne State University ,
Revenue , 2015 A , Refunding , 5% , 11/15/31 .............................. 1,860,000 1,874,305
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,711,311
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,661,591
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,258,210
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,142,522
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/29 .............................. 1,000,000 1,018,423
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. 2,500,000 2,544,877
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,572,836
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,011,115
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. 2,315,000 2,441,597
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,965,736
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,193,696
Zeeland Public Schools ,
GO , 2015 A , AGMC Insured , 5% , 5/01/31 ................................ 1,530,000 1,558,034
GO , 2015 A , AGMC Insured , 5% , 5/01/33 ................................ 2,000,000 2,035,503
GO , 2015 A , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .................... 2,000,000 2,044,054
600,986,799
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 4% , 6/15/50 ....................................... 500,000 480,830
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 600,000 459,531
940,361
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,974,577
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,528,762
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,528,762
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 6,200,000 4,362,015

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 1,000,000 $ 819,105
8,238,644
Texas 0.8%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,400,000 1,840,073
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 257,818
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 233,753
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/47 550,000 386,394
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,734,169
5,452,207
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,527,526
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,800,000 1,456,239
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 4,600,000 4,600,000
6,056,239
U.S. Territories 3.7%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 1,805,678
Puerto Rico 3.4%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 404,110 402,657
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 291,537 292,696
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,203,851 3,144,945
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 6,095,532 6,114,527
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,384
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,996,724
23,363,933
Total U.S. Territories .................................................................... 25,169,611
Total Municipal Bonds (Cost $ 705,894,475 ) .....................................
679,016,372
Total Long Term Investments (Cost $ 707,694,475 ) ...............................
680,807,144
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
Short Term Investments 0.3%
a a
Principal
Amount
a
Value
Municipal Bonds 0.3%
Michigan 0.3%
c
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 3.65% ,
6/01/34 ......................................................... $ 1,700,000 $ 1,700,000
c
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.55% , 12/01/24 ..
200,000 200,000
1,900,000
Total Municipal Bonds (Cost $ 1,900,000 ) .......................................
1,900,000
Total Short Term Investments (Cost $ 1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $ 709,594,475 ) 98.8% ...................................
$682,707,144
Other Assets, less Liabilities 1.2% .............................................
8,483,911
Net Assets 100.0% ...........................................................
$691,191,055
See Abbreviations on page 161 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $29,439,701, representing 4.3% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.03 $12.20 $12.62 $12.82 $12.10
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.28 0.23 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.20 (1.18) (0.42) (0.20) 0.72
Total from investment operations .................... 0.52 (0.90) (0.19) 0.05 1.02
Less distributions from:
Net investment income .......................... (0.31) (0.27) (0.23) (0.25) (0.30)
Net asset value, end of year ....................... $11.24 $11.03 $12.20 $12.62 $12.82
Total return
d
................................... 4.81% (7.35)% (1.59)% 0.38% 8.56%
Ratios to average net assets
Expenses
e
.................................... 0.84% 0.84% 0.83% 0.83% 0.83%
Net investment income ........................... 2.88% 2.48% 1.79% 1.96% 2.42%
Supplemental data
Net assets, end of year (000’s) ..................... $174,047 $173,008 $193,021 $160,623 $96,802
Portfolio turnover rate ............................ 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.02 $12.19 $12.61 $12.82 $12.09
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.29 0.25 0.27 0.32
Net realized and unrealized gains (losses) ........... 0.22 (1.17) (0.42) (0.21) 0.73
Total from investment operations .................... 0.55 (0.88) (0.17) 0.06 1.05
Less distributions from:
Net investment income .......................... (0.33) (0.29) (0.25) (0.27) (0.32)
Net asset value, end of year ....................... $11.24 $11.02 $12.19 $12.61 $12.82
Total return
d
................................... 5.06% (7.21)% (1.44)% 0.45% 8.82%
Ratios to average net assets
Expenses
e
.................................... 0.69% 0.69% 0.69% 0.68% 0.68%
Net investment income ........................... 3.03% 2.62% 1.94% 2.13% 2.57%
Supplemental data
Net assets, end of year (000’s) ..................... $328,953 $376,659 $506,601 $583,105 $606,559
Portfolio turnover rate ............................ 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.15 $12.33 $12.76 $12.97 $12.23
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.23 0.17 0.20 0.25
Net realized and unrealized gains (losses) ........... 0.21 (1.18) (0.43) (0.21) 0.75
Total from investment operations .................... 0.48 (0.95) (0.26) (0.01) 1.00
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.17) (0.20) (0.26)
Net asset value, end of year ....................... $11.37 $11.15 $12.33 $12.76 $12.97
Total return
d
................................... 4.42% (7.73)% (2.05)% (0.10)% 8.23%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.23% 1.23% 1.23% 1.23%
Net investment income ........................... 2.43% 2.03% 1.36% 1.57% 2.02%
Supplemental data
Net assets, end of year (000’s) ..................... $38,418 $52,613 $81,058 $109,387 $138,417
Portfolio turnover rate ............................ 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.04 $12.21 $12.64 $12.84 $12.11
Income from investment operations
b
:
Net investment income
c
......................... 0.35 0.31 0.27 0.29 0.34
Net realized and unrealized gains (losses) ........... 0.21 (1.17) (0.43) (0.20) 0.73
Total from investment operations .................... 0.56 (0.86) (0.16) 0.09 1.07
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.27) (0.29) (0.34)
Net asset value, end of year ....................... $11.26 $11.04 $12.21 $12.64 $12.84
Total return .................................... 5.20% (7.06)% (1.28)% 0.60% 8.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.54% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.53% 0.53% 0.53% 0.53%
Net investment income ........................... 3.18% 2.77% 2.10% 2.26% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $18,009 $11,973 $16,571 $13,889 $9,693
Portfolio turnover rate ............................ 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.04 $12.21 $12.63 $12.83 $12.11
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.26 0.28 0.33
Net realized and unrealized gains (losses) ........... 0.21 (1.18) (0.42) (0.20) 0.73
Total from investment operations .................... 0.55 (0.87) (0.16) 0.08 1.06
Less distributions from:
Net investment income .......................... (0.34) (0.30) (0.26) (0.28) (0.34)
Net asset value, end of year ....................... $11.25 $11.04 $12.21 $12.63 $12.83
Total return .................................... 5.07% (7.11)% (1.34)% 0.63% 8.83%
Ratios to average net assets
Expenses
d
.................................... 0.59% 0.59% 0.58% 0.58% 0.58%
Net investment income ........................... 3.12% 2.71% 2.04% 2.22% 2.67%
Supplemental data
Net assets, end of year (000’s) ..................... $148,704 $197,029 $266,255 $244,156 $203,230
Portfolio turnover rate ............................ 20.83% 19.82% 19.81% 9.45% 16.45%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.1%
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,367,938
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,447,476
6,815,414
Minnesota 95.5%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 28,328,265
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 5,253,268
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 9,090,291
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,657,177
Becker Independent School District No. 726 ,
GO , 2022 A , Zero Cpn., 2/01/41 ....................................... 1,000,000 459,209
GO , 2022 A , Zero Cpn., 2/01/42 ....................................... 1,000,000 433,562
GO , 2022 A , Zero Cpn., 2/01/43 ....................................... 1,700,000 697,682
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 1,042,577
Brainerd Independent School District No. 181 ,
GO , 2018 A , 4% , 2/01/32 ............................................ 3,065,000 3,180,804
GO , 2018 A , 4% , 2/01/39 ............................................ 10,600,000 10,694,319
GO , 2018 A , 4% , 2/01/43 ............................................ 1,900,000 1,892,236
Centennial Independent School District No. 12 ,
GO , 2015 A , Refunding , Zero Cpn., 2/01/32 .............................. 1,450,000 1,072,821
GO , 2015 A , Refunding , Zero Cpn., 2/01/34 .............................. 1,600,000 1,084,571
GO , 2015 A , Refunding , Zero Cpn., 2/01/35 .............................. 350,000 227,211
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 912,094
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,748,020 4,091,893
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,500,707
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 978,969
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 363,321
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 762,667
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 827,852
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,362,347 9,271,007
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 15,998,371
City of Minneapolis ,
GO , 2018 , 4% , 12/01/43 ............................................. 2,000,000 2,002,645
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,475,309
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,739,689
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,423,872 5,931,447
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,711,707
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 10,132,636
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,340,444
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 6,198,258
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,572,662
b
City of Mounds View , Sherman Forbes Housing Partners LP , Revenue , 2023 A ,
Mandatory Put , 4.05% , 11/01/24 ....................................... 1,000,000 999,097
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,434,916

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Amount
a
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a a a a a
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(continued)
Minnesota (continued)
City of Rochester, (continued)
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... $ 9,815,000 $ 10,041,944
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 11,305,549
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,346,713
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 10,263,515
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 6,000,000 5,951,637
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,571,353
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 2,000,000 2,178,568
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 7,310,000 7,207,668
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 4,650,000 4,724,000
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,465,962
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 .......................
13,340,000 13,412,792
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,668,043
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,541,619
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 5,135,250
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 350,000 350,098
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,711,224
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 16,024,942
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,468,839
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 143,924
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 146,942
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 646,878
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 420,271
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 450,750
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/31 ........................................................ 450,000 481,100
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 537,878
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 645,497
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 522,673
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 424,736
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 395,572
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 365,938
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 383,798
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 237,003
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,182,535
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. 2,840,000 2,779,745
GO , 2021 C , Zero Cpn., 2/01/29 ....................................... 1,870,000 1,527,254

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709, (continued)
GO , 2021 C , Zero Cpn., 2/01/30 ....................................... $ 1,275,000 $ 997,849
GO , 2021 C , Zero Cpn., 2/01/31 ....................................... 1,325,000 991,193
GO , 2021 C , Zero Cpn., 2/01/32 ....................................... 1,080,000 771,099
GO , 2021 C , Zero Cpn., 2/01/33 ....................................... 1,075,000 731,783
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........
2,000,000 2,101,828
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,264,415
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,998,665
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,254,830
Hastings Independent School District No. 200 ,
GO , 2018 A , Zero Cpn., 2/01/38 ....................................... 4,685,000 2,663,899
GO , 2018 A , Zero Cpn., 2/01/39 ....................................... 4,685,000 2,501,762
GO , 2018 A , Zero Cpn., 2/01/40 ....................................... 4,685,000 2,374,127
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,087,548
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,290,626
Hopkins Independent School District No. 270 ,
GO , 2019 A , 3% , 2/01/33 ............................................ 5,640,000 5,595,471
GO , 2019 A , 3% , 2/01/34 ............................................ 2,450,000 2,422,961
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,319,162
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 807,363
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
2,085,000 1,469,390
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,248,337
Metropolitan Council ,
GO , 2016 C , Refunding , 3% , 3/01/30 ................................... 3,305,000 3,267,342
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,825,159
GO , 2020 B , 2.125% , 3/01/37 ......................................... 4,000,000 3,136,435
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 3,013,464
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,351,692
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,471,605
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,993,765
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 2,870,000 3,038,332
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,257,579
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,600,401
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,982,576
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 5,502,655
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 3,010,000 2,975,977
Macalester College , Revenue , 2017 , Refunding , 4% , 3/01/42 ................. 900,000 903,231
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 131,718
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/40 ................. 365,000 320,088
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/43 ................. 330,000 274,307
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 621,875
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 770,557
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 3,031,700
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 265,454
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 249,122
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 367,576
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/37 ............... 250,000 226,555
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 222,395
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 2,600,000 2,219,864
St. Olaf College , Revenue , 8 N , Refunding , 4% , 10/01/35 .................... 500,000 506,842
University of St. Thomas , Revenue , 2016-8 L , Refunding , 4% , 4/01/31 .......... 2,200,000 2,235,333

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
University of St. Thomas , Revenue , 2016-8 L , Refunding , 5% , 4/01/35 .......... $ 1,720,000 $ 1,790,068
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... 750,000 760,707
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/37 .......... 750,000 757,191
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,405,750
Minnesota Housing Finance Agency ,
Revenue , 2009 , 4% , 8/01/29 ......................................... 1,675,000 1,675,063
Revenue , 2011 , 5% , 8/01/31 ......................................... 2,225,000 2,228,049
Revenue , 2020 B , GNMA Insured , 2.8% , 1/01/44 .......................... 2,870,000 2,221,707
Revenue , 2020 D , 4% , 8/01/42 ........................................ 1,815,000 1,796,977
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,490,802
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 780,742
Revenue , 2021 B , GNMA Insured , 2.3% , 7/01/41 .......................... 3,345,000 2,497,816
Revenue , 2021 B , GNMA Insured , 2.45% , 7/01/46 ......................... 3,320,000 2,327,975
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,846,790
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,118,470
Revenue , 2022 A , GNMA Insured , 2.9% , 1/01/45 .......................... 1,280,000 1,006,430
Revenue , 2022 C , GNMA Insured , 3% , 7/01/43 ........................... 1,725,000 1,460,215
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 1,000,000 1,009,653
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 1,000,000 1,010,963
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,577,292
Minnesota Municipal Power Agency ,
Revenue , 2014 A , Refunding , 4% , 10/01/32 .............................. 1,200,000 1,200,369
Revenue , 2014 A , Refunding , 4% , 10/01/33 .............................. 1,000,000 1,000,219
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,211,669
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
7,795,000 6,707,798
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 8,907,684
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 5,975,000 5,086,396
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 18,607,182
Northern Municipal Power Agency ,
Revenue , 2013 A , 5% , 1/01/30 ........................................ 1,190,000 1,191,267
Revenue , 2017 , Refunding , 5% , 1/01/41 ................................. 800,000 824,650
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,171,018
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , Zero Cpn., 2/01/27 ....................................... 10,545,000 9,549,322
GO , 2018 B , Zero Cpn., 2/01/28 ....................................... 13,055,000 11,471,204
GO , 2018 B , Zero Cpn., 2/01/30 ....................................... 9,010,000 7,385,320
GO , 2018 B , Zero Cpn., 2/01/31 ....................................... 5,310,000 4,191,797
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 2,068,653
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 2,015,670
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 5,048,212
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,110,968
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , Zero Cpn., 2/01/36 ....................................... 3,000,000 1,799,079
GO , 2016 B , Zero Cpn., 2/01/37 ....................................... 2,820,000 1,594,671
GO , 2016 B , Zero Cpn., 2/01/38 ....................................... 5,220,000 2,750,287
GO , 2016 B , Zero Cpn., 2/01/39 ....................................... 3,020,000 1,497,100
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,893,630
Southern Minnesota Municipal Power Agency ,
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/26 ....................... 5,395,000 5,037,131

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency, (continued)
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/27 ....................... $ 6,600,000 $ 5,957,598
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,131,501
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... 7,260,000 7,397,478
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,382,016
St. Cloud Independent School District No. 742 ,
COP , 2017 A , 4% , 2/01/38 ........................................... 1,000,000 1,002,546
GO , 2017 B , Refunding , 4% , 2/01/30 ................................... 4,060,000 4,127,945
GO , 2017 B , Refunding , 4% , 2/01/36 ................................... 2,500,000 2,541,838
GO , 2017 B , Refunding , 4% , 2/01/37 ................................... 2,250,000 2,287,655
St. Francis Independent School District No. 15 ,
GO , 2018 A , 4% , 2/01/37 ............................................ 1,025,000 1,025,107
GO , 2018 A , 3.5% , 2/01/41 ........................................... 3,350,000 3,194,691
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 283,762
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,034,990
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,035,014
State of Minnesota , GO , 2023 B , 4% , 8/01/43 ..............................
4,745,000 4,848,929
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 766,656
University of Minnesota ,
Revenue , 2014 B , 4% , 1/01/44 ........................................ 3,750,000 3,757,502
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,299,272
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,136,760
Revenue , 2017 B , Refunding , 5% , 12/01/30 .............................. 3,000,000 3,218,418
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,309,009
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,276,836
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,500,476
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,133,358
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,236,238
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,360,361
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , Zero Cpn., 2/01/33 ....................................... 2,470,000 1,750,278
GO , 2020 A , Zero Cpn., 2/01/34 ....................................... 2,470,000 1,682,168
GO , 2020 A , Zero Cpn., 2/01/36 ....................................... 1,470,000 914,008
GO , 2020 A , Zero Cpn., 2/01/37 ....................................... 2,470,000 1,452,549
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,741,709
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,087,149
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,087,208
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,197,902
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 199,782
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 149,727
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 124,645
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 260,796
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 373,859
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 586,586
676,616,079
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,100,000 1,783,556
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,783,556

Franklin Tax-Free Trust
Schedule of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ $ 3,500,000 $ 2,866,866
6,433,978
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,000,000 3,124,765
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,782,114
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,100,000 1,698,946
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 5,600,000 5,600,000
7,298,946
Total Municipal Bonds (Cost $ 729,812,565 ) .....................................
702,071,296
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Minnesota 0.3%
c
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.6% , 11/15/48 ..... 1,800,000 1,800,000
Total Municipal Bonds (Cost $ 1,800,000 ) .......................................
1,800,000
Total Short Term Investments (Cost $ 1,800,000 ) .................................
1,800,000
a
Total Investments (Cost $ 731,612,565 ) 99.4% ...................................
$703,871,296
Other Assets, less Liabilities 0.6% .............................................
4,259,193
Net Assets 100.0% ...........................................................
$708,130,489
See Abbreviations on page 161 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $42,195,724, representing 6.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.29 $12.54 $12.90 $13.20 $12.49
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.25 0.30 0.35
Net realized and unrealized gains (losses) ........... 0.21 (1.26) (0.36) (0.30) 0.71
Total from investment operations .................... 0.55 (0.95) (0.11) — 1.06
Less distributions from:
Net investment income .......................... (0.34) (0.30) (0.25) (0.30) (0.35)
Net asset value, end of year ....................... $11.50 $11.29 $12.54 $12.90 $13.20
Total return
d
................................... 4.96% (7.57)% (0.90)% 0.02% 8.60%
Ratios to average net assets
Expenses
e
.................................... 0.81% 0.81% 0.81% 0.80% 0.81%
Net investment income ........................... 3.01% 2.66% 1.94% 2.31% 2.69%
Supplemental data
Net assets, end of year (000’s) ..................... $261,839 $269,364 $315,516 $261,661 $160,174
Portfolio turnover rate ............................ 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.28 $12.54 $12.90 $13.20 $12.49
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.32 0.27 0.33 0.37
Net realized and unrealized gains (losses) ........... 0.21 (1.26) (0.36) (0.31) 0.71
Total from investment operations .................... 0.57 (0.94) (0.09) 0.02 1.08
Less distributions from:
Net investment income .......................... (0.36) (0.32) (0.27) (0.32) (0.37)
Net asset value, end of year ....................... $11.49 $11.28 $12.54 $12.90 $13.20
Total return
d
................................... 5.12% (7.51)% (0.75)% 0.17% 8.76%
Ratios to average net assets
Expenses
e
.................................... 0.66% 0.66% 0.66% 0.65% 0.66%
Net investment income ........................... 3.16% 2.80% 2.10% 2.49% 2.84%
Supplemental data
Net assets, end of year (000’s) ..................... $559,066 $628,747 $850,932 $929,798 $996,280
Portfolio turnover rate ............................ 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.44 $12.71 $13.08 $13.38 $12.66
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.26 0.20 0.25 0.30
Net realized and unrealized gains (losses) ........... 0.21 (1.28) (0.37) (0.30) 0.72
Total from investment operations .................... 0.50 (1.02) (0.17) (0.05) 1.02
Less distributions from:
Net investment income .......................... (0.29) (0.25) (0.20) (0.25) (0.30)
Net asset value, end of year ....................... $11.65 $11.44 $12.71 $13.08 $13.38
Total return
d
................................... 4.47% (8.00)% (1.36)% (0.37)% 8.16%
Ratios to average net assets
Expenses
e
.................................... 1.20% 1.20% 1.20% 1.20% 1.21%
Net investment income ........................... 2.55% 2.20% 1.52% 1.92% 2.29%
Supplemental data
Net assets, end of year (000’s) ..................... $54,356 $78,486 $125,479 $169,258 $203,367
Portfolio turnover rate ............................ 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.30 $12.55 $12.91 $13.22 $12.50
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.34 0.29 0.34 0.38
Net realized and unrealized gains (losses) ........... 0.21 (1.25) (0.36) (0.31) 0.73
Total from investment operations .................... 0.58 (0.91) (0.07) 0.03 1.11
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.29) (0.34) (0.39)
Net asset value, end of year ....................... $11.51 $11.30 $12.55 $12.91 $13.22
Total return .................................... 5.26% (7.29)% (0.61)% 0.31% 8.90%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.54% 0.53% 0.54% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.53%
e
0.52% 0.52% 0.51% 0.52%
Net investment income ........................... 3.31% 2.94% 2.23% 2.59% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $20,781 $14,734 $21,433 $16,977 $10,638
Portfolio turnover rate ............................ 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.30 $12.55 $12.91 $13.21 $12.50
Income from investment operations
b
:
Net investment income
c
......................... 0.37 0.33 0.29 0.34 0.38
Net realized and unrealized gains (losses) ........... 0.20 (1.25) (0.37) (0.30) 0.71
Total from investment operations .................... 0.57 (0.92) (0.08) 0.04 1.09
Less distributions from:
Net investment income .......................... (0.37) (0.33) (0.28) (0.34) (0.38)
Net asset value, end of year ....................... $11.50 $11.30 $12.55 $12.91 $13.21
Total return .................................... 5.22% (7.33)% (0.65)% 0.27% 8.86%
Ratios to average net assets
Expenses
d
.................................... 0.56% 0.56% 0.56% 0.55% 0.56%
Net investment income ........................... 3.25% 2.89% 2.20% 2.58% 2.94%
Supplemental data
Net assets, end of year (000’s) ..................... $182,390 $209,487 $299,002 $295,666 $243,913
Portfolio turnover rate ............................ 9.53% 26.92% 24.59% 20.64% 4.56%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,183,595
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,183,595
Municipal Bonds 96.1%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
2,800,000 2,517,952
Florida 0.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 7,927,072
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,516,403
9,443,475
Kentucky 1.0%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 15,210,000 11,231,751
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 A , 4% , 6/15/38 ....
2,000,000 2,064,934
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
750,000 723,756
Ohio 89.2%
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 ..............
3,000,000 3,194,301
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 1,009,717
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 7,500,000 7,599,847
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,097,471
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,937,864
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,709,800
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,509,747
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,011,001
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,592,382
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,331,154
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,808,292
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,592,073
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,383,036
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
1,045,000 1,082,922
Brooklyn City School District ,
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/38 ........................ 1,905,000 1,995,686
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ........................ 9,000,000 9,302,651
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/33 ........................................................ 135,000 136,705
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 188,084
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 198,423
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ 205,000 208,141
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 211,302
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 217,940

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ $ 225,000 $ 220,150
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 233,596
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 236,809
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 900,000 845,651
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/51 ........................................................ 1,000,000 913,240
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , Zero Cpn., 12/01/32 ............................ 3,955,000 2,944,750
GO , 2005 , NATL Insured , Zero Cpn., 12/01/33 ............................ 2,000,000 1,431,451
Chillicothe City School District , GO , 2006 , Refunding , NATL Insured , Zero Cpn.,
12/01/24 ........................................................ 1,905,000 1,853,999
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 16,312,283
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 9,119,039
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,993,714
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,135,953
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,670,296
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,042
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 977,301
Water Pollution Control , Revenue , 2016 , 5% , 11/15/41 ...................... 2,000,000 2,029,858
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,714,158
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,251,798
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,107,859
Sewerage , Revenue , 2014 , Refunding , 4% , 6/01/31 ........................ 15,000,000 15,083,691
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,216,808
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 3,017,706
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,066,609
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 9,235,329
City of Mount Vernon , Mount Vernon Nazarene University , Revenue , 2022 , Refunding ,
4% , 2/01/37 ...................................................... 995,000 960,330
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,761,072
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,774,781
Cleveland Department of Public Utilities Division of Public Power ,
Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/38 .................. 600,000 605,671
Revenue , B-2 , NATL Insured , Zero Cpn., 11/15/38 ......................... 10,000,000 5,296,695
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/37 ....... 700,000 721,914
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 102,221
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 710,415
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... 100,000 100,681
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 486,537
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,902,031
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,488,437

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... $ 900,000 $ 693,884
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,473,574
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 14,520,000 13,843,215
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 4,140,000 3,930,176
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/37 .......... 1,500,000 1,402,399
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 788,899
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 5,008,525
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/33 .......... 5,270,000 4,918,075
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/34 .......... 2,240,000 2,069,458
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/35 .......... 2,900,000 2,658,449
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/36 .......... 2,640,000 2,374,292
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/40 .......... 2,590,000 2,194,704
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 4,899,368
OhioHealth Obligated Group , Revenue , 2015 , 5% , 5/15/33 ................... 3,290,000 3,339,793
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,367,706
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,610,434
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 12,076,335
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,761,152
County of Hamilton , TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 .....
5,000,000 5,164,108
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,076,526
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,200,453
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 1,165,000 1,190,203
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,150,353
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,729,757
County of Perry , GO , 2023 , 5% , 12/01/61 .................................
1,500,000 1,513,995
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,979,325
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,346,059
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,180,481
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,409,674
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,711,302
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 410,000 359,626
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,245,135
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,043,192
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,911,218
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,697,952
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,239,802
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,209,196
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,250,628
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,085,281
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,740,654
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,885,670
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,101,083
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 4,082,105

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 .
$ 2,000,000 $ 2,132,000
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,823,990
Little Miami Local School District ,
GO , 2018 A , 5% , 11/01/43 ........................................... 1,000,000 1,017,530
GO , 2018 A , 5% , 11/01/48 ........................................... 2,460,000 2,496,004
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 11,093,877
Miami University ,
Revenue , 2014 , Refunding , 5% , 9/01/31 ................................. 2,320,000 2,333,498
Revenue , 2014 , Refunding , 5% , 9/01/34 ................................. 3,500,000 3,519,514
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,107,265
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,148,608
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 21,106,580
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 127,299
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 104,586
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 117,531
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 405,818
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 408,187
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,060,512
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
3,500,000 3,393,202
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,816,443
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,607,324
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,224,271
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 8,027,635
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp. , Revenue , 2009 B , Mandatory Put , 1.375% , 11/01/24 ... 1,875,000 1,824,760
Ohio Valley Electric Corp. , Revenue , 2009 C , Mandatory Put , 1.5% , 11/04/25 ..... 2,000,000 1,872,111
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 4,992,092
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,314,342
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 4,970,448
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,012,792
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,086,034
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,196,928
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 311,981
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,440,671
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,115,792
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... 1,100,000 1,009,490
John Carroll University , Revenue , 2020 , 4% , 10/01/50 ...................... 3,500,000 3,093,053
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 10,360,000 9,346,598
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,540,000 1,478,340
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,275,892
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,637,603
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,457,746
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 5,180,000 5,085,521
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,296,251
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 4,000,000 3,874,928
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,120,647
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,717,799
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/32 ................ 340,000 375,895
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/33 ................ 130,000 143,668
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/34 ................ 500,000 551,982
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/36 ................ 900,000 928,758
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/39 ................ 480,000 484,660

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... $ 485,000 $ 396,761
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,090,819
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,432,730
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ...................
10,020,000 9,910,429
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 19,600,000 20,592,081
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 14,401,607
Revenue, Junior Lien , 2013 A-2 , BAM Insured , Zero Cpn., 2/15/38 ............. 3,665,000 2,154,488
Revenue, Junior Lien , 2013 A-2 , Zero Cpn., 2/15/43 ........................ 10,485,000 4,642,719
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ...................
7,000,000 7,216,018
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,493,811
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,440,143
Revenue , 2021 , 5% , 6/01/46 ......................................... 10,555,000 11,648,414
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,831,259
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,339,732
Ohio Water Development Authority Water Pollution , Control Loan Fund , Revenue , 2023
B , 5% , 12/01/36 ................................................... 5,675,000 6,693,279
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,428,482
Princeton City School District ,
GO , 2014 , Pre-Refunded , 5% , 12/01/39 ................................. 12,000,000 12,152,712
GO , 2014 , Refunding , Zero Cpn., 12/01/40 ............................... 6,000,000 3,012,129
GO , 2014 , Refunding , Zero Cpn., 12/01/41 ............................... 6,000,000 2,857,034
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,781,893
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,598,198
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,205,204
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 7,098,942
GO , 2020 C , 5% , 3/01/38 ............................................ 2,300,000 2,591,266
GO , V , 5% , 5/01/34 ................................................ 4,000,000 4,357,526
Cleveland Clinic Health System Obligated Group , Revenue , 2017 A , Refunding ,
3.25% , 1/01/35 .................................................. 10,000,000 9,637,150
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,367,021
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 964,423
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/39 875,000 834,359
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 8,795,000 8,502,938
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 5,585,000 5,180,577
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,991,002
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,317,709
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,974,985
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,869,562
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,937,414
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 410,000 361,359
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,454,321
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,441,612
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 6,000,000 5,003,206
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,219,511
University of Akron (The) ,
Revenue , 2015 A , Refunding , 5% , 1/01/31 ............................... 4,365,000 4,414,978
Revenue , 2016 A , Refunding , BAM Insured , 5% , 1/01/34 .................... 6,000,000 6,165,061

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
University of Akron (The), (continued)
Revenue , 2016 A , Refunding , 5% , 1/01/36 ............................... $ 11,065,000 $ 11,368,551
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 8,000,000 8,178,275
Revenue , 2018 A , Refunding , 5% , 1/01/42 ............................... 5,725,000 5,977,228
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,279,653
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,891,231
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 14,116,995
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,680,179
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,934,813
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,842,512
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,784,178
Ohio Communities Accelerator Fund , Revenue , 2021 D , 5% , 12/01/46 .......... 3,895,000 3,284,257
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/41 .......... 570,000 506,755
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,100,960
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,214,817
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 1,035,000 1,059,957
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 3% , 12/01/30 ....................................... 525,000 486,424
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,242,440
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,569,021
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,082,631
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,816,716
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,349,582
Winton Woods City School District ,
GO , 2017 , Refunding , 4% , 11/01/43 .................................... 7,000,000 7,013,096
GO , 2022 , Refunding , BAM Insured , 4% , 11/01/53 ......................... 2,000,000 1,906,860
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,383,076
961,954,157
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,717,799
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,717,800
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 5,250,000 3,995,320
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,621,135
12,052,054
Tennessee 0.1%
c
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,587,882
Texas 0.8%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 4,300,000 3,296,797
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/38 300,000 242,943
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/47 1,000,000 702,534
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,687,147
8,929,421

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 3,200,000 $ 2,715,603
Wisconsin 1.3%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,507,967
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,822,753
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 8,200,000 8,200,000
13,530,720
U.S. Territories 0.9%
Puerto Rico 0.9%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 556,133 554,133
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 153,947 154,427
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,709,073 3,640,879
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 1,293,863 1,299,008
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 292,937 294,454
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 991,025
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,631
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 478,787
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 254,591
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,100,000 1,108,248
9,769,183
Total U.S. Territories .................................................................... 9,769,183
Total Municipal Bonds (Cost $ 1,052,297,883 ) ...................................
1,036,520,888
Total Long Term Investments (Cost $ 1,055,497,883 ) .............................
1,039,704,483
a
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
Ohio 2.1%
d
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.5% , 6/01/34 .................. 13,800,000 13,800,000
d
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 3.45% , 1/01/52 ........................ 8,850,000 8,850,000
22,650,000
Total Municipal Bonds (Cost $ 22,650,000 ) ......................................
22,650,000
Total Short Term Investments (Cost $ 22,650,000 ) ................................
22,650,000
a
Total Investments (Cost $ 1,078,147,883 ) 98.5% ..................................
$1,062,354,483
Other Assets, less Liabilities 1.5% .............................................
16,078,021
Net Assets 100.0% ...........................................................
$1,078,432,504

Franklin Tax-Free Trust
Schedule of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
See Abbreviations on page 161 .
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $74,836,224, representing 6.9% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $11.45 $11.73 $12.00 $11.37
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.27 0.23 0.26 0.30
Net realized and unrealized gains (losses) ........... 0.18 (1.10) (0.28) (0.27) 0.64
Total from investment operations .................... 0.49 (0.83) (0.05) (0.01) 0.94
Less distributions from:
Net investment income .......................... (0.31) (0.27) (0.23) (0.26) (0.31)
Net asset value, end of year ....................... $10.53 $10.35 $11.45 $11.73 $12.00
Total return
d
................................... 4.80% (7.27)% (0.48)% (0.07)% 8.39%
Ratios to average net assets
Expenses
e
.................................... 0.82% 0.81% 0.80% 0.80% 0.80%
Net investment income ........................... 3.03% 2.56% 1.93% 2.20% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $202,385 $208,460 $251,006 $218,010 $162,664
Portfolio turnover rate ............................ 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.34 $11.44 $11.72 $11.99 $11.36
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.29 0.25 0.28 0.32
Net realized and unrealized gains (losses) ........... 0.17 (1.11) (0.28) (0.27) 0.64
Total from investment operations .................... 0.50 (0.82) (0.03) 0.01 0.96
Less distributions from:
Net investment income .......................... (0.32) (0.28) (0.25) (0.28) (0.33)
Net asset value, end of year ....................... $10.52 $10.34 $11.44 $11.72 $11.99
Total return
d
................................... 5.06% (7.14)% (0.33)% 0.08% 8.56%
Ratios to average net assets
Expenses
e
.................................... 0.67% 0.66% 0.65% 0.65% 0.65%
Net investment income ........................... 3.19% 2.71% 2.08% 2.37% 2.73%
Supplemental data
Net assets, end of year (000’s) ..................... $513,161 $562,620 $731,732 $805,688 $866,593
Portfolio turnover rate ............................ 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $11.63 $11.91 $12.19 $11.54
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.23 0.18 0.22 0.26
Net realized and unrealized gains (losses) ........... 0.18 (1.14) (0.28) (0.29) 0.66
Total from investment operations .................... 0.45 (0.91) (0.10) (0.07) 0.92
Less distributions from:
Net investment income .......................... (0.26) (0.22) (0.18) (0.21) (0.27)
Net asset value, end of year ....................... $10.69 $10.50 $11.63 $11.91 $12.19
Total return
d
................................... 4.40% (7.79)% (0.79)% (0.63)% 8.05%
Ratios to average net assets
Expenses
e
.................................... 1.21% 1.20% 1.19% 1.19% 1.20%
Net investment income ........................... 2.58% 2.10% 1.50% 1.80% 2.18%
Supplemental data
Net assets, end of year (000’s) ..................... $27,772 $43,030 $72,237 $98,075 $127,898
Portfolio turnover rate ............................ 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $11.45 $11.73 $12.00 $11.37
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.30 0.26 0.29 0.33
Net realized and unrealized gains (losses) ........... 0.18 (1.10) (0.28) (0.27) 0.64
Total from investment operations .................... 0.52 (0.80) (0.02) 0.02 0.97
Less distributions from:
Net investment income .......................... (0.34) (0.30) (0.26) (0.29) (0.34)
Net asset value, end of year ....................... $10.53 $10.35 $11.45 $11.73 $12.00
Total return .................................... 5.09% (7.01)% (0.12)% 0.12% 8.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.53% 0.52% 0.52% 0.53%
Expenses net of waiver and payments by affiliates
d
...... 0.54% 0.52% 0.52%
e
0.52%
e
0.52%
Net investment income ........................... 3.32% 2.85% 2.21% 2.49% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $23,591 $21,344 $26,269 $22,928 $19,823
Portfolio turnover rate ............................ 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.35 $11.46 $11.73 $12.01 $11.37
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.30 0.26 0.29 0.33
Net realized and unrealized gains (losses) ........... 0.18 (1.12) (0.27) (0.28) 0.65
Total from investment operations .................... 0.52 (0.82) (0.01) 0.01 0.98
Less distributions from:
Net investment income .......................... (0.33) (0.29) (0.26) (0.29) (0.34)
Net asset value, end of year ....................... $10.54 $10.35 $11.46 $11.73 $12.01
Total return .................................... 5.16% (7.12)% (0.15)% 0.09% 8.75%
Ratios to average net assets
Expenses
d
.................................... 0.57% 0.56% 0.55% 0.55% 0.55%
Net investment income ........................... 3.28% 2.80% 2.18% 2.45% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $134,601 $134,222 $181,163 $171,322 $145,073
Portfolio turnover rate ............................ 15.03% 32.94% 19.83% 18.23% 15.49%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,487,183
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,487,183
Municipal Bonds 98.7%
California 0.4%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
3,500,000 3,147,439
Florida 0.7%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,033,911
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,893,000
5,926,911
Illinois 0.5%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 .
5,000,000 4,940,176
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,300,000 6,129,095
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 5% , 6/15/44 ....................................... 2,250,000 2,349,769
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 1,000,000 765,884
Revenue , 2021 A , Refunding , 4% , 6/15/36 ............................... 1,000,000 1,043,690
Revenue , 2022 A , 4% , 6/15/38 ........................................ 2,165,000 2,235,292
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 2,000,000 1,948,247
8,342,882
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,331,442
Oregon 87.9%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,332,469
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,570,008
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 783,495
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,956,028
City of Beaverton ,
Water , Revenue , 2020 , 5% , 4/01/32 .................................... 1,000,000 1,132,955
Water , Revenue , 2020 , 5% , 4/01/38 .................................... 1,940,000 2,146,374
Water , Revenue , 2020 , 5% , 4/01/39 .................................... 2,040,000 2,243,479
Water , Revenue , 2020 , 5% , 4/01/40 .................................... 2,140,000 2,341,842
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,716,777
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,636,526
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,304,185
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. 335,000 340,727
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/27 ................. 1,195,000 1,228,488
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/29 ................. 1,315,000 1,376,940
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,460,559
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/31 ................. 1,450,000 1,535,867
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/32 ................. 1,525,000 1,611,455
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/33 ................. 1,600,000 1,686,774
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 482,797
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,834,011
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,736,753
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,628,461

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
$ 1,090,000 $ 1,101,208
c
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 ....................... 3,115,000 3,096,089
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 23,904,683
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ...............
2,250,000 2,363,511
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , Zero Cpn., 6/15/40 ....................................... 10,000,000 4,825,148
GO , 2017 A , Zero Cpn., 6/15/41 ....................................... 17,030,000 7,828,146
GO , 2017 A , Zero Cpn., 6/15/42 ....................................... 16,625,000 7,263,255
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,713,430
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,382,112
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,859,619
Clackamas County School District No. 46 Oregon Trail ,
GO , Zero Cpn., 6/15/37 ............................................. 12,130,000 7,368,011
GO , Zero Cpn., 6/15/38 ............................................. 12,495,000 7,203,525
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,159,358
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,523,482
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ...............
1,000,000 1,048,863
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,325,776
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 2,016,086
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,567,211
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,163,353
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 7,147,847
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 9,354,176
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 14,070,516
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,235,000 3,234,921
Jackson County School District No. 5 Ashland ,
GO , 2019 , 5% , 6/15/34 ............................................. 1,000,000 1,110,937
GO , 2019 , 5% , 6/15/43 ............................................. 6,495,000 6,980,771
GO , 2019 , 5% , 6/15/44 ............................................. 6,000,000 6,437,915
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,994,606
GO , 2019 B , Zero Cpn., 6/15/40 ....................................... 705,000 347,722
GO , 2019 B , Zero Cpn., 6/15/41 ....................................... 710,000 332,076
GO , 2019 B , Zero Cpn., 6/15/42 ....................................... 610,000 269,857
GO , 2019 B , Zero Cpn., 6/15/43 ....................................... 820,000 344,027
GO , 2019 B , Zero Cpn., 6/15/44 ....................................... 1,115,000 443,593
GO , 2019 B , Zero Cpn., 6/15/45 ....................................... 985,000 370,684
GO , 2019 B , Zero Cpn., 6/15/46 ....................................... 1,190,000 423,631
GO , 2019 B , Zero Cpn., 6/15/47 ....................................... 1,170,000 394,030
GO , 2019 B , Zero Cpn., 6/15/48 ....................................... 1,320,000 420,763
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,016,491
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,418,719
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 5,461,219
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,677,870
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 10,507,893
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,720,262
Metro ,
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/42 ....... 7,500,000 7,823,817
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ....... 10,950,000 11,350,631

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO , 2017 A , 5% , 6/15/37 ............................................ $ 7,885,000 $ 8,322,973
GO , 2019 A , Zero Cpn., 6/15/39 ....................................... 9,500,000 4,669,261
Multnomah County School District No. 40 ,
GO , 2012 B , Zero Cpn., 6/15/26 ....................................... 2,585,000 2,398,111
GO , 2012 B , Zero Cpn., 6/15/27 ....................................... 2,655,000 2,387,492
GO , 2012 B , Zero Cpn., 6/15/28 ....................................... 2,495,000 2,174,332
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,595,000 2,189,158
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 1,885,000 1,536,459
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 2,030,000 1,595,056
GO , 2012 B , Zero Cpn., 6/15/32 ....................................... 2,000,000 1,512,944
GO , 2023 A , Zero Cpn., 6/15/30 ....................................... 425,000 346,417
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,236,085
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 26,302,289
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
2,345,000 2,468,343
Oregon Health & Science University ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 4,125,000 4,125,755
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,391,113
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 925,000 906,809
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,602,164
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,706,671
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,320,665
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,850,211
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,045,638
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,922,720
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,302,710
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 231,300
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,553,391
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,978,181
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 40,820,819
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 12,638,323
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,858,410
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,801,482
Airport , Revenue , 24 B , 5% , 7/01/47 .................................... 1,750,000 1,774,254
Airport , Revenue , 25 A , 5% , 7/01/49 .................................... 7,825,000 8,293,274
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 5,017,803
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,480,724
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,743,107
Airport , Revenue , 27 A , 5% , 7/01/31 .................................... 3,880,000 4,255,928
Airport , Revenue , 27 A , 5% , 7/01/32 .................................... 3,170,000 3,475,354
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,391,373
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 11,214,502
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 552,368
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 498,956
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,177,017
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,467,926
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/24 .... 110,000 110,008
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/25 .... 130,000 130,320
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 135,939
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 263,042

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... $ 310,000 $ 315,255
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 501,063
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 372,645
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 385,176
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 354,473
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,346,936
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,056,583
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,399,054
Salem-Keizer School District No. 24J ,
GO , 2009 B , Zero Cpn., 6/15/30 ....................................... 8,500,000 6,966,978
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,167,522
Seaside School District No. 10 ,
GO , 2017 B , 5% , 6/15/35 ............................................ 2,000,000 2,124,557
GO , 2017 B , 5% , 6/15/36 ............................................ 2,500,000 2,645,261
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 3,050,387
GO , 2017 A , 5% , 5/01/42 ............................................ 2,500,000 2,615,721
GO , 2017 H , 5% , 8/01/42 ............................................ 15,000,000 15,749,344
GO , 2019 A , 5% , 5/01/44 ............................................ 2,000,000 2,152,419
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,361,356
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,125,117
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,434,432
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 12,500,000 13,836,345
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 25,506,702
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,353,398
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,345,166
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 2,850,000 3,112,560
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,734,720
Tri-County Metropolitan Transportation District of Oregon ,
Revenue , 2018 A , 5% , 10/01/31 ....................................... 5,025,000 5,420,852
Revenue , 2018 A , 5% , 10/01/32 ....................................... 1,865,000 2,011,554
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 763,412
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,265,089
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,684,668
University of Oregon ,
Revenue , 2015 A , 5% , 4/01/45 ........................................ 20,000,000 20,162,536
Revenue , 2016 A , 5% , 4/01/46 ........................................ 11,690,000 11,899,398
Revenue , 2018 A , 5% , 4/01/48 ........................................ 10,000,000 10,392,269
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 274,570
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... 300,000 330,536
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,364,386
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,958,233
GO , 2017 , 5% , 6/15/37 ............................................. 6,000,000 6,331,355
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,996,985
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,288,920
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,709,975
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/38 ....................................... 2,350,000 1,273,908
GO , 2018 A , Zero Cpn., 6/15/39 ....................................... 3,275,000 1,678,428

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... $ 2,545,000 $ 2,152,564
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 2,490,000 2,042,177
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 3,140,000 2,484,965
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,657,609
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,164,578
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,204,031
792,158,155
South Carolina 1.4%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,500,000 2,123,281
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 2,123,281
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 7,650,000 5,821,752
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,457,314
12,525,628
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 3,300,000 2,530,100
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 259,344
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 260,430
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,281,003
6,330,877
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,121,565
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 2,400,000 1,941,652
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 6,300,000 6,300,000
8,241,652
U.S. Territories 3.8%
Puerto Rico 3.8%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,069,953
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 328,600 322,558
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 903,650 907,244
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,288,332
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,632
d
Revenue , WW , 5.25% , 7/01/33 ........................................ 7,040,000 1,865,600
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 19,893,048
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,986,285
34,326,652
Total U.S. Territories .................................................................... 34,326,652
Total Municipal Bonds (Cost $ 905,240,119 ) .....................................
889,522,474

Franklin Tax-Free Trust
Schedule of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
See Abbreviations on page 161 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 $ 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 907,740,119 ) ...............................
892,295,763
a
a a a a
Short Term Investments 0.5%
Principal
Amount
Municipal Bonds 0.5%
Oregon 0.5%
f
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 3.45% , 8/01/34 ................................. $ 2,900,000 2,900,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 3.65% , 8/01/34 ................................. 195,000 195,000
f
State of Oregon ,
GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put , 3.45% , 6/01/39 .. 1,600,000 1,600,000
GO , 2022 E , Daily VRDN and Put , 3.7% , 6/01/45 .......................... 200,000 200,000
4,895,000
Total Municipal Bonds (Cost $ 4,895,000 ) .......................................
4,895,000
Total Short Term Investments (Cost $ 4,895,000 ) .................................
4,895,000
a
Total Investments (Cost $ 912,635,119 ) 99.5% ...................................
$897,190,763
Other Assets, less Liabilities 0.5% .............................................
4,318,572
Net Assets 100.0% ...........................................................
$901,509,335
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $68,162,975, representing 7.6% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.64 $9.64 $9.89 $10.11 $9.73
Income from investment operations
b
:
Net investment income
c
......................... 0.26 0.22 0.20 0.26 0.29
Net realized and unrealized gains (losses) ........... 0.21 (1.00) (0.25) (0.23) 0.39
Total from investment operations .................... 0.47 (0.78) (0.05) 0.03 0.68
Less distributions from:
Net investment income .......................... (0.26) (0.22) (0.20) (0.25) (0.30)
Net asset value, end of year ....................... $8.85 $8.64 $9.64 $9.89 $10.11
Total return
d
................................... 5.51% (8.13)% (0.56)% 0.32% 7.14%
Ratios to average net assets
Expenses
e
.................................... 0.84% 0.82% 0.81% 0.81% 0.82%
Net investment income ........................... 2.98% 2.48% 2.00% 2.59% 2.98%
Supplemental data
Net assets, end of year (000’s) ..................... $153,588 $150,381 $175,896 $146,124 $105,032
Portfolio turnover rate ............................ 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.64 $9.64 $9.89 $10.11 $9.73
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.23 0.22 0.27 0.31
Net realized and unrealized gains (losses) ........... 0.21 (1.00) (0.25) (0.23) 0.39
Total from investment operations .................... 0.48 (0.77) (0.03) 0.04 0.70
Less distributions from:
Net investment income .......................... (0.27) (0.23) (0.22) (0.26) (0.32)
Net asset value, end of year ....................... $8.85 $8.64 $9.64 $9.89 $10.11
Total return
d
................................... 5.67% (7.99)% (0.41)% 0.47% 7.29%
Ratios to average net assets
Expenses
e
.................................... 0.69% 0.67% 0.66% 0.67% 0.67%
Net investment income ........................... 3.12% 2.63% 2.16% 2.77% 3.13%
Supplemental data
Net assets, end of year (000’s) ..................... $446,528 $494,179 $644,308 $709,450 $772,506
Portfolio turnover rate ............................ 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.76 $9.77 $10.02 $10.24 $9.86
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.18 0.16 0.22 0.26
Net realized and unrealized gains (losses) ........... 0.21 (1.01) (0.25) (0.23) 0.39
Total from investment operations .................... 0.43 (0.83) (0.09) (0.01) 0.65
Less distributions from:
Net investment income .......................... (0.22) (0.18) (0.16) (0.21) (0.27)
Net asset value, end of year ....................... $8.97 $8.76 $9.77 $10.02 $10.24
Total return
d
................................... 5.01% (8.49)% (0.95)% (0.08)% 6.64%
Ratios to average net assets
Expenses
e
.................................... 1.23% 1.22% 1.21% 1.21% 1.22%
Net investment income ........................... 2.52% 2.03% 1.60% 2.21% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $29,997 $41,736 $63,426 $104,823 $146,042
Portfolio turnover rate ............................ 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.65 $9.66 $9.90 $10.12 $9.75
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.25 0.23 0.28 0.32
Net realized and unrealized gains (losses) ........... 0.21 (1.02) (0.24) (0.22) 0.38
Total from investment operations .................... 0.49 (0.77) (0.01) 0.06 0.70
Less distributions from:
Net investment income .......................... (0.28) (0.24) (0.23) (0.28) (0.33)
Net asset value, end of year ....................... $8.86 $8.65 $9.66 $9.90 $10.12
Total return .................................... 5.80% (7.95)% (0.17)% 0.61% 7.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.55% 0.56% 0.55% 0.55%
Expenses net of waiver and payments by affiliates
d
...... 0.55%
e
0.54% 0.52% 0.53% 0.53%
Net investment income ........................... 3.26% 2.84% 2.29% 2.86% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $9,516 $8,556 $5,802 $4,300 $2,905
Portfolio turnover rate ............................ 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a
Year Ended February 28,
2024
a
2023 2022 2021 2020
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.65 $9.66 $9.90 $10.12 $9.75
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.24 0.23 0.28 0.32
Net realized and unrealized gains (losses) ........... 0.21 (1.01) (0.24) (0.23) 0.38
Total from investment operations .................... 0.49 (0.77) (0.01) 0.05 0.70
Less distributions from:
Net investment income .......................... (0.28) (0.24) (0.23) (0.27) (0.33)
Net asset value, end of year ....................... $8.86 $8.65 $9.66 $9.90 $10.12
Total return .................................... 5.76% (7.99)% (0.21)% 0.57% 7.28%
Ratios to average net assets
Expenses
d
.................................... 0.59% 0.57% 0.56% 0.56% 0.57%
Net investment income ........................... 3.22% 2.71% 2.26% 2.85% 3.23%
Supplemental data
Net assets, end of year (000’s) ..................... $67,187 $71,451 $106,979 $105,603 $98,190
Portfolio turnover rate ............................ 11.97% 30.73% 36.04% 28.44% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Schedule of Investments, February 29, 2024
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 1,989,747
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
1,989,747
Municipal Bonds 97.8%
Florida 0.8%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 4,931,013
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 689,274
5,620,287
Illinois 0.2%
State of Illinois , GO , 2017 C , 5% , 11/01/29 ................................
1,500,000 1,596,105
New York 1.8%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,579,270
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,903,444
12,482,714
Pennsylvania 91.2%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,747,109
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,899,920
Revenue , 2021 A , 5% , 1/01/51 ........................................ 3,500,000 3,614,204
Revenue , 2021 B , 5% , 1/01/36 ........................................ 2,735,000 3,048,206
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,465,207
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 705,157
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,095,806
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,131,469
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 3,000,000 3,020,053
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 973,505
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,168,805
Allentown Commercial and Industrial Development Authority ,
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 629,105
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 625,786
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,688,145
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,944,099
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,670,149
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,502,048
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,076,377
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ 1,000,000 984,664
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 575,311
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,254,045
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/38 ........................................................ 1,030,000 1,070,812
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/48 ........................................................ 1,000,000 1,039,623
Blue Mountain School District ,
GO , 2021 B , AGMC Insured , 4% , 8/01/32 ................................ 1,000,000 1,050,010
GO , 2021 B , AGMC Insured , 4% , 8/01/35 ................................ 1,000,000 1,044,772

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
$ 1,250,000 $ 1,147,268
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 1,014,509
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,070,678
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,361,748
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,465,283
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,606,828
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,896,151
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,572,472
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,252,620
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,762,447
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 499,975
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,422,502
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 375,360
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 868,299
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,314,589
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/36 ............................................ 3,300,000 3,594,667
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,371,009
GO , 2019 B , 5% , 2/01/39 ............................................ 6,050,000 6,491,628
GO , 2021 A , 4% , 5/01/37 ............................................ 6,435,000 6,654,010
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,130,643
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,961,424
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 8,100,000 8,380,757
Water & Wastewater , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............ 5,000,000 5,026,111
Water & Wastewater , Revenue , 2019 B , 5% , 11/01/49 ...................... 5,000,000 5,295,497
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,788,785
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,619,432
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,454,813
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,163,512
Commonwealth of Pennsylvania , GO , 2022 , 5% , 10/01/40 .....................
5,000,000 5,688,553
Conestoga Valley School District , Revenue , 2021 B , 4% , 2/01/36 ................
1,020,000 1,058,291
County of Allegheny , GO , C-77 , 5% , 11/01/43 ..............................
5,030,000 5,297,671
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/35 ........................ 650,000 612,546
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ 770,000 695,724
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 453,223
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,453,766
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 2,030,000 2,020,256
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,581,420
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 6,035,514
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,031,339
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,465,878

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
DuBois Hospital Authority, (continued)
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... $ 3,500,000 $ 3,124,317
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 961,078
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,712,323
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,836,154
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,356,650
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,088,644
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 886,057
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 879,461
Geisinger Authority ,
Geisinger Health System Obligated Group , Revenue , 2017 A-1 , Refunding , 5% ,
2/15/45 ........................................................ 5,555,000 5,687,181
Geisinger Health System Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ........................................................ 13,155,000 13,617,074
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 11,994,668
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/35 ............................................. 810,000 783,026
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 594,249
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 922,971
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 904,903
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 908,486
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,428,815
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,254,002
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,920,186
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,826,136
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,091,767
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 379,837
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,881,327
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,319,257
Lancaster School District , GO , 2020 , AGMC Insured , 4% , 6/01/34 ...............
1,000,000 1,031,912
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 609,975
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 622,020
Lehigh County Authority ,
c
Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ..................... 6,500,000 6,472,960
City Division Fund , Revenue , 2013 A , 5% , 12/01/43 ........................ 2,435,000 2,446,468
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 4,177,909
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... 14,390,000 12,836,565
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,058,716
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,401,941
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,497,130
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,764,112
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,634,130
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,439,023

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, (continued)
Thomas Jefferson University Obligated Group , Revenue , 2019 , Refunding , 4% ,
9/01/44 ........................................................ $ 10,000,000 $ 9,605,571
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,673,694
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,215,733
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 561,049
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,054,476
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,557,297
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,054,210
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,507,417
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 1,958,047
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 2,028,598
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 448,095
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2016 A , Refunding , 5% , 8/15/46 ... 7,500,000 7,604,410
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,569,047
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 965,833
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 760,808
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 663,974
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,751,509
Pennsylvania Economic Development Financing Authority ,
c
Revenue, Senior Lien , 2024 A , Refunding , AGMC Insured , 4% , 1/01/41 ......... 1,015,000 992,467
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 ,
5.25% , 6/30/53 .................................................. 8,500,000 9,087,287
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 499,281
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,299,516
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,431,314
UPMC Obligated Group , Revenue , 2014 A , 5% , 2/01/45 ..................... 5,000,000 5,012,408
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,943,038
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 8,835,000 8,527,621
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,336,827
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... 1,200,000 1,202,226
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,290,703
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College , Revenue , 2014 , Refunding , 5% , 12/01/44 ................ 6,365,000 6,399,399
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 5,001,200
Thomas Jefferson University Obligated Group , Revenue , 2015 A , Refunding , 5.25% ,
9/01/50 ........................................................ 6,465,000 6,512,227
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 14,000,000 14,474,736
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ 6,475,000 6,591,522
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 9,193,892
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 5,014,616
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,674,283
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,671,374

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania State University (The), (continued)
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... $ 10,000,000 $ 10,329,443
Revenue , 2018 , 5% , 9/01/48 ......................................... 5,955,000 6,249,587
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,360,384
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,552,792
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,808,585
Philadelphia Authority for Industrial Development ,
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,407,904
Children's Hospital of Philadelphia Obligated Group , Revenue , 2014 A , Pre-
Refunded , 5% , 7/01/42 ............................................ 5,000,000 5,026,926
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 350,000 358,419
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 300,984
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,416,286
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 9,035,214
Temple University-of The Commonwealth System of Higher Education , Revenue,
First Series , 2015 , Refunding , 5% , 4/01/40 ............................. 5,000,000 5,049,023
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,570,651
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,439,453
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 9,355,190
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,039,888
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,299,405
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,711,836
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,546,380
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,868,451
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,894,221
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,816,211
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,045,205
Radnor Township School District , GO , 2021 , 3% , 8/15/35 .....................
1,400,000 1,347,747
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,957,392
Scranton School District , GO , 2020 , 4% , 12/01/40 ...........................
1,535,000 1,540,388
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,109,593
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,498,761
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 16,400,000 16,597,873
GO , 2018 , 5% , 5/15/37 ............................................. 1,075,000 1,159,164
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,697,618
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... 7,095,000 7,393,700
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,126,300
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,512,234
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 911,057
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,334,994
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,115,628
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 763,127
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,447,217

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Westmoreland County Industrial Development Authority, (continued)
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... $ 2,400,000 $ 2,261,247
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 2,047,293
644,772,491
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,000,000 1,698,624
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,698,625
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 819,105
4,216,354
Texas 0.7%
b
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 2,600,000 1,993,412
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,577,931
4,571,343
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,697,252
Wisconsin 0.9%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,537,141
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2021 , 5.25% , 6/01/24 ..... 5,100,000 5,100,000
6,637,141
U.S. Territories 1.3%
Puerto Rico 1.3%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,059,735 1,040,251
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 780,425 783,528
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,090,127
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 993,632
d
Revenue , XX , 5.25% , 7/01/40 ........................................ 5,175,000 1,371,375
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 4,029,992
9,308,905
Total U.S. Territories .................................................................... 9,308,905
Total Municipal Bonds (Cost $ 727,671,273 ) .....................................
690,902,592
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 729,671,273 ) ...............................
693,102,651
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
Short Term Investments 0.9%
a a
Principal
Amount
a
Value
Municipal Bonds 0.9%
Pennsylvania 0.9%
f
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3.5% , 12/01/37 ................................................ $ 4,000,000 $ 4,000,000
f
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 3.6% , 9/01/45 ............... 2,400,000 2,400,000
6,400,000
Total Municipal Bonds (Cost $ 6,400,000 ) .......................................
6,400,000
Total Short Term Investments (Cost $ 6,400,000 ) .................................
6,400,000
a
Total Investments (Cost $ 736,071,273 ) 99.0% ...................................
$699,502,651
Other Assets, less Liabilities 1.0% .............................................
7,312,440
Net Assets 100.0% ...........................................................
$706,815,091
See Abbreviations on page 161 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2024, the aggregate value of these securities was $25,467,929, representing 3.6% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $739,541,908 $517,916,163 $153,071,016 $709,594,475
Value - Unaffiliated issuers ............... $718,791,755 $501,187,194 $144,829,592 $682,707,144
Cash ................................. 297,382 78,995 163,468 79,006
Receivables:
Investment securities sold ................ — 495,045 — —
Capital shares sold ..................... 196,842 189,683 10,706 548,120
Interest .............................. 6,344,494 6,442,459 1,312,206 9,338,634
Total assets ....................... 725,630,473 508,393,376 146,315,972 692,672,904
Liabilities:
Payables:
Investment securities purchased ........... — 399,996 — —
Capital shares redeemed ................ 1,388,739 1,150,554 223,507 767,504
Management fees ...................... 291,848 211,183 67,984 279,912
Distribution fees ....................... 83,967 53,023 15,102 72,416
Transfer agent fees ..................... 86,553 68,942 21,705 92,115
Professional fees ...................... 37,581 36,293 34,308 37,963
Trustees' fees and expenses .............. 734 306 161 412
Distributions to shareholders .............. 196,847 60,077 66,055 174,206
Accrued expenses and other liabilities ........ 42,070 37,837 15,301 57,321
Total liabilities ...................... 2,128,339 2,018,211 444,123 1,481,849
Net assets, at value .............. $723,502,134 $506,375,165 $145,871,849 $691,191,055
Net assets consist of:
Paid-in capital .......................... $828,866,957 $585,450,097 $191,645,973 $799,407,284
Total distributable earnings (losses) .......... (105,364,823) (79,074,932) (45,774,124) (108,216,229)
Net assets, at value .............. $723,502,134 $506,375,165 $145,871,849 $691,191,055

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $220,872,413 $121,792,200 $29,938,038 $125,672,901
Shares outstanding ..................... 22,505,422 11,550,315 3,283,771 11,936,188
Net asset value per share
a,b
............... $9.81 $10.54 $9.12 $10.53
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.19 $10.95 $9.48 $10.94
Class A1:
Net assets, at value .................... $349,407,283 $255,226,648 $89,034,318 $461,519,996
Shares outstanding ..................... 35,666,087 24,217,565 9,776,334 43,890,977
Net asset value per share
a,b
............... $9.80 $10.54 $9.11 $10.52
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $10.18 $10.95 $9.46 $10.93
Class C:
Net assets, at value .................... $24,653,033 $16,388,395 $4,066,534 $21,271,530
Shares outstanding ..................... 2,473,250 1,535,916 442,879 1,990,062
Net asset value and maximum offering price per
share
a,b
.............................. $9.97 $10.67 $9.18 $10.69
Class R6:
Net assets, at value .................... $25,017,721 $15,928,332 $6,946,526 $14,946,543
Shares outstanding ..................... 2,545,537 1,510,403 762,605 1,415,699
Net asset value and maximum offering price per
share
b
............................... $9.83 $10.55 $9.11 $10.56
Advisor Class:
Net assets, at value .................... $103,551,684 $97,039,590 $15,886,433 $67,780,085
Shares outstanding ..................... 10,538,427 9,207,607 1,745,416 6,424,734
Net asset value and maximum offering price per
share
b
............................... $9.83 $10.54 $9.10 $10.55
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $731,612,565 $1,078,147,883 $912,635,119 $736,071,273
Value - Unaffiliated issuers ............... $703,871,296 $1,062,354,483 $897,190,763 $699,502,651
Cash ................................. 51,753 79,929 9,092 728,960
Receivables:
Investment securities sold ................ — 6,893,160 — 6,382,155
Capital shares sold ..................... 345,559 170,598 179,618 543,501
Interest .............................. 5,327,661 11,332,264 9,428,373 8,730,693
Unrealized appreciation on unfunded
commitments (Note 1b) ................... — — 188,866 138,832
Total assets ....................... 709,596,269 1,080,830,434 906,996,712 716,026,792
Liabilities:
Payables:
Investment securities purchased ........... — — 3,075,782 7,398,723
Capital shares redeemed ................ 793,963 1,309,725 1,632,234 977,693
Management fees ...................... 286,617 426,029 359,441 286,314
Distribution fees ....................... 80,659 124,556 95,393 81,515
Transfer agent fees ..................... 117,838 162,837 105,310 101,408
Trustees' fees and expenses .............. 492 685 950 749
Distributions to shareholders .............. 80,319 180,487 119,323 196,171
Accrued expenses and other liabilities ........ 105,892 193,611 98,944 169,128
Total liabilities ...................... 1,465,780 2,397,930 5,487,377 9,211,701
Net assets, at value .............. $708,130,489 $1,078,432,504 $901,509,335 $706,815,091
Net assets consist of:
Paid-in capital .......................... $781,699,272 $1,202,613,828 $1,037,782,904 $863,328,135
Total distributable earnings (losses) .......... (73,568,783) (124,181,324) (136,273,569) (156,513,044)
Net assets, at value .............. $708,130,489 $1,078,432,504 $901,509,335 $706,815,091

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $174,047,076 $261,839,030 $202,385,240 $153,588,152
Shares outstanding ..................... 15,486,887 22,771,005 19,212,042 17,354,604
Net asset value per share
a,b
............... $11.24 $11.50 $10.53 $8.85
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $11.68 $11.95 $10.94 $9.19
Class A1:
Net assets, at value .................... $328,952,530 $559,066,384 $513,160,905 $446,527,529
Shares outstanding ..................... 29,275,496 48,649,367 48,756,698 50,472,641
Net asset value per share
a,b
............... $11.24 $11.49 $10.52 $8.85
Maximum offering price per share (net asset
value per share ÷ 96.25%)
b
............... $11.68 $11.94 $10.93 $9.19
Class C:
Net assets, at value .................... $38,418,379 $54,356,196 $27,771,562 $29,996,556
Shares outstanding ..................... 3,380,133 4,664,772 2,596,844 3,345,915
Net asset value and maximum offering price per
share
a,b
.............................. $11.37 $11.65 $10.69 $8.97
Class R6:
Net assets, at value .................... $18,008,663 $20,780,944 $23,591,031 $9,515,659
Shares outstanding ..................... 1,600,006 1,805,983 2,239,686 1,074,206
Net asset value and maximum offering price per
share
b
............................... $11.26 $11.51 $10.53 $8.86
Advisor Class:
Net assets, at value .................... $148,703,841 $182,389,950 $134,600,597 $67,187,195
Shares outstanding ..................... 13,218,567 15,853,514 12,770,308 7,583,572
Net asset value and maximum offering price per
share
b
............................... $11.25 $11.50 $10.54 $8.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 29, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $29,438,344 $19,432,874 $5,202,913 $27,362,864
Expenses:
Management fees (Note 3 a ) ................ 3,573,111 2,571,752 836,375 3,414,063
Distribution fees: (Note 3c )
    Class A ............................. 530,732 293,771 68,280 304,102
    Class A1 ............................ 371,959 268,615 90,816 476,077
    Class C ............................. 181,453 127,442 29,433 162,804
Transfer agent fees: (Note 3e )
    Class A ............................. 116,108 77,180 17,807 77,007
    Class A1 ............................ 203,947 176,854 59,257 301,850
    Class C ............................. 15,356 12,966 2,960 15,965
    Class R6 ............................ 6,358 4,807 1,157 3,897
    Advisor Class ......................... 58,679 63,742 10,140 45,501
Custodian fees (Note 4) ................... 4,150 2,914 778 4,023
Reports to shareholders fees ............... 8,798 14,834 2,952 18,898
Registration and filing fees ................. 39,999 23,970 14,735 54,100
Professional fees ........................ 59,977 53,865 52,163 66,524
Trustees' fees and expenses ............... 8,176 4,715 76 7,146
Other ................................. 98,492 91,945 41,970 113,976
Total expenses ...................... 5,277,295 3,789,372 1,228,899 5,065,933
Expense reductions (Note 4) ............ (4,151) (2,914) (777) (4,022)
Expenses waived/paid by affiliates (Note 3f) . — — (112,706) —
Net expenses ...................... 5,273,144 3,786,458 1,115,416 5,061,911
Net investment income ............. 24,165,200 15,646,416 4,087,497 22,300,953
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (6,889,976) (6,140,128) (1,206,992) (6,991,882)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 21,403,470 19,394,642 5,264,645 21,367,556
Net realized and unrealized gain (loss) ......... 14,513,494 13,254,514 4,057,653 14,375,674
Net increase (decrease) in net assets resulting from
operations ............................... $38,678,694 $28,900,930 $8,145,150 $36,676,627

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 29, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $28,291,676 $43,140,477 $35,690,201 $27,933,029
Expenses:
Management fees (Note 3 a ) ................ 3,645,772 5,303,206 4,396,053 3,528,347
Distribution fees: (Note 3c )
    Class A ............................. 431,819 652,451 504,415 376,422
    Class A1 ............................ 351,325 590,809 535,084 469,038
    Class C ............................. 290,527 428,849 226,692 227,060
Transfer agent fees: (Note 3e )
    Class A ............................. 130,491 167,611 116,028 96,255
    Class A1 ............................ 265,969 380,314 307,784 300,157
    Class C ............................. 33,936 42,740 20,151 22,406
    Class R6 ............................ 4,801 6,512 6,329 2,964
    Advisor Class ......................... 133,769 125,700 76,210 44,747
Custodian fees (Note 4) ................... 4,367 6,266 5,165 4,109
Reports to shareholders fees ............... 18,921 33,474 9,174 8,427
Registration and filing fees ................. 54,468 58,828 19,048 27,876
Professional fees ........................ 60,360 58,920 168,190 141,264
Trustees' fees and expenses ............... 7,899 12,523 10,163 7,666
Other ................................. 120,108 133,046 115,238 111,329
Total expenses ...................... 5,554,532 8,001,249 6,515,724 5,368,067
Expense reductions (Note 4) ............ (4,367) (6,267) (5,165) (4,109)
Expenses waived/paid by affiliates (Note 3f) . — (891) — (168)
Net expenses ...................... 5,550,165 7,994,091 6,510,559 5,363,790
Net investment income ............. 22,741,511 35,146,386 29,179,642 22,569,239
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (11,220,579) (24,657,598) (9,930,677) (11,230,059)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 23,329,645 43,132,230 24,000,579 27,150,903
Unfunded commitments ................. — — 188,866 138,832
Net change in unrealized appreciation
(depreciation) ...................... 23,329,645 43,132,230 24,189,445 27,289,735
Net realized and unrealized gain (loss) ......... 12,109,066 18,474,632 14,258,768 16,059,676
Net increase (decrease) in net assets resulting from
operations ............................... $34,850,577 $53,621,018 $43,438,410 $38,628,915

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $24,165,200 $24,118,044 $15,646,416 $16,362,248
Net realized gain (loss) ............ (6,889,976) (14,773,739) (6,140,128) (6,656,220)
Net change in unrealized appreciation
(depreciation) ................. 21,403,470 (78,645,105) 19,394,642 (63,477,659)
Net increase (decrease) in net
assets resulting from operations . 38,678,694 (69,300,800) 28,900,930 (53,771,631)
Distributions to shareholders:
Class A ........................ (6,550,484) (5,477,572) (3,393,744) (3,151,192)
Class A1 ....................... (12,048,453) (12,795,799) (8,153,723) (8,775,734)
Class C ........................ (733,504) (891,517) (478,012) (598,454)
Class R6 ....................... (793,202) (646,146) (517,295) (523,311)
Advisor Class ................... (3,567,537) (4,004,463) (3,046,092) (3,027,642)
Total distributions to shareholders ..... (23,693,180) (23,815,497) (15,588,866) (16,076,333)
Capital share transactions: (Note 2 )
Class A ........................ 3,753,777 22,738,565 1,080,199 (11,380,098)
Class A1 ....................... (55,055,526) (79,938,374) (38,580,597) (62,616,015)
Class C ........................ (8,307,002) (11,887,394) (7,389,500) (9,344,142)
Class R6 ....................... 4,570,027 (5,537,191) 406,917 (6,193,718)
Advisor Class ................... (12,771,219) (47,630,839) (3,194,076) (27,249,327)
Total capital share transactions ....... (67,809,943) (122,255,233) (47,677,057) (116,783,300)
Net increase (decrease) in net
assets ..................... (52,824,429) (215,371,530) (34,364,993) (186,631,264)
Net assets:
Beginning of year .................. 776,326,563 991,698,093 540,740,158 727,371,422
End of year ...................... $723,502,134 $776,326,563 $506,375,165 $540,740,158

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $4,087,497 $3,989,597 $22,300,953 $22,389,940
Net realized gain (loss) ............ (1,206,992) (1,876,056) (6,991,882) (13,370,909)
Net change in unrealized appreciation
(depreciation) ................. 5,264,645 (16,224,151) 21,367,556 (76,114,659)
Net increase (decrease) in net
assets resulting from operations . 8,145,150 (14,110,610) 36,676,627 (67,095,628)
Distributions to shareholders:
Class A ........................ (743,786) (725,655) (3,662,716) (3,242,606)
Class A1 ....................... (2,614,637) (2,628,233) (15,058,109) (15,321,103)
Class C ........................ (104,242) (114,944) (638,497) (793,077)
Class R6 ....................... (138,632) (55,038) (430,429) (295,506)
Advisor Class ................... (464,880) (415,945) (2,328,111) (2,523,867)
Total distributions to shareholders ..... (4,066,177) (3,939,815) (22,117,862) (22,176,159)
Capital share transactions: (Note 2 )
Class A ........................ 1,545,242 (2,990,614) 2,814,416 (761,378)
Class A1 ....................... (7,161,438) (14,118,596) (46,058,931) (70,249,858)
Class C ........................ (881,791) (1,756,700) (9,908,225) (8,286,111)
Class R6 ....................... 3,739,623 1,346,972 4,973,795 (458,498)
Advisor Class ................... 943,142 (3,979,347) (13,704,882) (17,642,348)
Total capital share transactions ....... (1,815,222) (21,498,285) (61,883,827) (97,398,193)
Net increase (decrease) in net
assets ..................... 2,263,751 (39,548,710) (47,325,062) (186,669,980)
Net assets:
Beginning of year .................. 143,608,098 183,156,808 738,516,117 925,186,097
End of year ...................... $145,871,849 $143,608,098 $691,191,055 $738,516,117

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $22,741,511 $22,834,440 $35,146,386 $36,725,602
Net realized gain (loss) ............ (11,220,579) (23,294,235) (24,657,598) (47,400,274)
Net change in unrealized appreciation
(depreciation) ................. 23,329,645 (77,108,577) 43,132,230 (109,653,839)
Net increase (decrease) in net
assets resulting from operations . 34,850,577 (77,568,372) 53,621,018 (120,328,511)
Distributions to shareholders:
Class A ........................ (4,856,966) (4,194,889) (7,837,852) (7,114,808)
Class A1 ....................... (10,390,207) (10,944,425) (18,621,774) (19,593,108)
Class C ........................ (1,056,834) (1,266,484) (1,680,167) (2,089,195)
Class R6 ....................... (532,244) (366,207) (618,035) (474,379)
Advisor Class ................... (5,374,895) (5,666,332) (6,333,409) (6,877,427)
Total distributions to shareholders ..... (22,211,146) (22,438,337) (35,091,237) (36,148,917)
Capital share transactions: (Note 2 )
Class A ........................ (1,977,465) (1,591,623) (12,157,976) (15,102,253)
Class A1 ....................... (53,697,276) (82,148,635) (79,588,950) (139,269,124)
Class C ........................ (14,890,577) (21,017,857) (24,964,191) (35,092,654)
Class R6 ....................... 5,767,347 (2,992,124) 5,700,459 (4,714,873)
Advisor Class ................... (50,992,042) (44,467,536) (29,905,286) (60,887,439)
Total capital share transactions ....... (115,790,013) (152,217,775) (140,915,944) (255,066,343)
Net increase (decrease) in net
assets ..................... (103,150,582) (252,224,484) (122,386,163) (411,543,771)
Net assets:
Beginning of year .................. 811,281,071 1,063,505,555 1,200,818,667 1,612,362,438
End of year ...................... $708,130,489 $811,281,071 $1,078,432,504 $1,200,818,667

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Year Ended
February 29, 2024
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $29,179,642 $28,350,311 $22,569,239 $21,765,107
Net realized gain (loss) ............ (9,930,677) (32,286,476) (11,230,059) (24,814,596)
Net change in unrealized appreciation
(depreciation) ................. 24,189,445 (86,888,363) 27,289,735 (76,057,153)
Net increase (decrease) in net
assets resulting from operations . 43,438,410 (90,824,528) 38,628,915 (79,106,642)
Distributions to shareholders:
Class A ........................ (5,972,738) (5,411,247) (4,458,011) (3,883,253)
Class A1 ....................... (16,653,564) (16,785,975) (14,583,037) (14,157,572)
Class C ........................ (872,150) (1,116,100) (876,598) (1,002,470)
Class R6 ....................... (741,421) (624,514) (302,272) (170,041)
Advisor Class ................... (4,257,087) (4,085,135) (2,243,308) (2,284,606)
Total distributions to shareholders ..... (28,496,960) (28,022,971) (22,463,226) (21,497,942)
Capital share transactions: (Note 2 )
Class A ........................ (9,234,304) (18,665,930) (142,487) (7,348,797)
Class A1 ....................... (58,185,314) (100,347,561) (58,051,837) (85,237,509)
Class C ........................ (15,700,966) (22,723,065) (12,420,391) (15,405,013)
Class R6 ....................... 1,874,864 (2,431,842) 770,309 3,197,395
Advisor Class ................... (1,861,246) (29,716,365) (5,809,772) (24,709,921)
Total capital share transactions ....... (83,106,966) (173,884,763) (75,654,178) (129,503,845)
Net increase (decrease) in net
assets ..................... (68,165,516) (292,732,262) (59,488,489) (230,108,429)
Net assets:
Beginning of year .................. 969,674,851 1,262,407,113 766,303,580 996,412,009
End of year ...................... $901,509,335 $969,674,851 $706,815,091 $766,303,580

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of
twenty separate funds, eight of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Funds offer five classes of shares: Class A, Class A1,
Class C, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
Certain or all Funds may purchase securities on a when-
issued, forward commitment or delayed delivery basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention
of holding the securities, they may sell the securities before the settlement date. These types of securities may be
considered unfunded and the Fund may be obligated to
perform on such agreements at a future date. Unfunded
commitments are marked to market daily and any unrealized
appreciation or depreciation in included in the Statements of
Assets and Liabilities and the Statements of Operations. At
February 29, 2024, unfunded commitments were as follows:

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
Borrower
Unfunded
Commitment
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 29, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 5,281,480 $50,983,044 2,953,102 $30,428,114
Shares issued in reinvestment of distributions .......... 613,405 5,902,047 320,041 3,297,933
Shares redeemed ............................... (5,531,301) (53,131,314) (3,172,844) (32,645,848)
Net increase (decrease) .......................... 363,584 $3,753,777 100,299 $1,080,199
Year ended February 28, 2023
Shares sold
a
................................... 9,374,499 $91,424,207 3,591,579 $37,605,914
Shares issued in reinvestment of distributions .......... 511,803 4,980,827 291,934 3,043,400
Shares redeemed ............................... (7,514,052) (73,666,469) (4,966,641) (52,029,412)
Net increase (decrease) .......................... 2,372,250 $22,738,565 (1,083,128) $(11,380,098)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 529,354 $5,127,836 720,015 $7,502,773
Shares issued in reinvestment of distributions .......... 1,089,353 10,461,542 737,867 7,598,032
Shares redeemed ............................... (7,353,079) (70,644,904) (5,220,517) (53,681,402)
Net increase (decrease) .......................... (5,734,372) $(55,055,526) (3,762,635) $(38,580,597)
Year ended February 28, 2023
Shares sold ................................... 1,629,993 $15,929,340 878,800 $9,157,665
Shares issued in reinvestment of distributions .......... 1,138,784 11,078,993 783,575 8,171,625
Shares redeemed ............................... (10,904,192) (106,946,707) (7,630,006) (79,945,305)
Net increase (decrease) .......................... (8,135,415) $(79,938,374) (5,967,631) $(62,616,015)
Class C
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 194,063 $1,893,878 95,606 $1,000,502
Shares issued in reinvestment of distributions .......... 72,977 713,130 44,511 464,140
Shares redeemed
a
.............................. (1,121,931) (10,914,010) (852,049) (8,854,142)
Net increase (decrease) .......................... (854,891) $(8,307,002) (711,932) $(7,389,500)
Year ended February 28, 2023
Shares sold ................................... 273,736 $2,707,580 107,162 $1,136,320
Shares issued in reinvestment of distributions .......... 87,516 866,653 55,461 585,908
Shares redeemed
a
.............................. (1,551,768) (15,461,627) (1,039,382) (11,066,370)
Net increase (decrease) .......................... (1,190,516) $(11,887,394) (876,759) $(9,344,142)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 1,247,971 $11,981,424 805,362 $8,345,124
Shares issued in reinvestment of distributions .......... 81,748 787,913 50,009 515,138
Shares redeemed ............................... (857,933) (8,199,310) (820,482) (8,453,345)
Net increase (decrease) .......................... 471,786 $4,570,027 34,889 $406,917
Year ended February 28, 2023
Shares sold ................................... 808,219 $7,910,303 563,602 $5,898,270
Shares issued in reinvestment of distributions .......... 65,832 643,180 49,068 512,498
Shares redeemed ............................... (1,439,669) (14,090,674) (1,207,236) (12,604,486)
Net increase (decrease) .......................... (565,618) $(5,537,191) (594,566) $(6,193,718)
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 2,541,454 $24,553,591 3,373,179 $34,658,025
Shares issued in reinvestment of distributions .......... 333,195 3,209,120 286,638 2,951,136
Shares redeemed ............................... (4,224,644) (40,533,930) (3,978,682) (40,803,237)
Net increase (decrease) .......................... (1,349,995) $(12,771,219) (318,865) $(3,194,076)
Year ended February 28, 2023
Shares sold ................................... 4,894,392 $47,866,730 4,960,908 $51,676,263
Shares issued in reinvestment of distributions .......... 370,534 3,618,011 280,410 2,925,499
Shares redeemed ............................... (10,109,124) (99,115,580) (7,803,130) (81,851,089)
Net increase (decrease) .......................... (4,844,198) $(47,630,839) (2,561,812) $(27,249,327)
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 875,610 $7,893,122 2,260,898 $23,472,430
Shares issued in reinvestment of distributions .......... 75,501 671,741 325,349 3,360,802
Shares redeemed ............................... (793,733) (7,019,621) (2,335,997) (24,018,816)
Net increase (decrease) .......................... 157,378 $1,545,242 250,250 $2,814,416
Year ended February 28, 2023
Shares sold
a
................................... 935,144 $8,496,911 2,832,004 $29,765,785
Shares issued in reinvestment of distributions .......... 71,587 641,655 281,317 2,944,415
Shares redeemed ............................... (1,340,440) (12,129,180) (3,183,177) (33,471,578)
Net increase (decrease) .......................... (333,709) $(2,990,614) (69,856) $(761,378)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 281,567 $2,516,852 924,563 $9,499,614
Shares issued in reinvestment of distributions .......... 240,848 2,139,471 1,288,576 13,291,097
Shares redeemed ............................... (1,329,176) (11,817,761) (6,691,341) (68,849,642)
Net increase (decrease) .......................... (806,761) $(7,161,438) (4,478,202) $(46,058,931)
Year ended February 28, 2023
Shares sold ................................... 154,602 $1,406,066 1,127,992 $11,757,194
Shares issued in reinvestment of distributions .......... 239,766 2,147,619 1,289,219 13,483,937
Shares redeemed ............................... (1,965,979) (17,672,281) (9,118,865) (95,490,989)
Net increase (decrease) .......................... (1,571,611) $(14,118,596) (6,701,654) $(70,249,858)
Class C
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 72,328 $645,497 120,319 $1,262,178
Shares issued in reinvestment of distributions .......... 10,693 95,735 58,399 612,311
Shares redeemed
a
.............................. (181,300) (1,623,023) (1,127,001) (11,782,714)
Net increase (decrease) .......................... (98,279) $(881,791) (948,283) $(9,908,225)
Year ended February 28, 2023
Shares sold ................................... 49,455 $443,862 247,063 $2,666,503
Shares issued in reinvestment of distributions .......... 11,960 108,011 71,603 761,498
Shares redeemed
a
.............................. (254,210) (2,308,573) (1,098,342) (11,714,112)
Net increase (decrease) .......................... (192,795) $(1,756,700) (779,676) $(8,286,111)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 539,858 $4,712,198 655,415 $6,805,533
Shares issued in reinvestment of distributions .......... 3,099 27,474 39,168 405,391
Shares redeemed ............................... (113,819) (1,000,049) (216,928) (2,237,129)
Net increase (decrease) .......................... 429,138 $3,739,623 477,655 $4,973,795
Year ended February 28, 2023
Shares sold ................................... 195,598 $1,764,683 301,480 $3,186,374
Shares issued in reinvestment of distributions .......... 2,471 22,116 26,026 273,265
Shares redeemed ............................... (49,101) (439,827) (371,186) (3,918,137)
Net increase (decrease) .......................... 148,968 $1,346,972 (43,680) $(458,498)
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 608,134 $5,389,846 1,699,482 $17,501,194
Shares issued in reinvestment of distributions .......... 41,892 371,796 209,966 2,173,343
Shares redeemed ............................... (541,579) (4,818,500) (3,241,463) (33,379,419)
Net increase (decrease) .......................... 108,447 $943,142 (1,332,015) $(13,704,882)
Year ended February 28, 2023
Shares sold ................................... 515,861 $4,585,340 5,309,708 $55,701,740
Shares issued in reinvestment of distributions .......... 36,068 323,194 229,524 2,404,227
Shares redeemed ............................... (987,251) (8,887,881) (7,177,566) (75,748,315)
Net increase (decrease) .......................... (435,322) $(3,979,347) (1,638,334) $(17,642,348)
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 3,276,444 $36,276,873 4,319,048 $48,705,350
Shares issued in reinvestment of distributions .......... 426,668 4,698,533 654,803 7,389,755
Shares redeemed ............................... (3,908,501) (42,952,871) (6,059,855) (68,253,081)
Net increase (decrease) .......................... (205,389) $(1,977,465) (1,086,004) $(12,157,976)
Year ended February 28, 2023
Shares sold
a
................................... 5,034,594 $56,237,705 6,505,354 $74,668,190
Shares issued in reinvestment of distributions .......... 359,759 4,010,448 588,406 6,733,288
Shares redeemed ............................... (5,529,268) (61,839,776) (8,388,304) (96,503,731)
Net increase (decrease) .......................... (134,915) $(1,591,623) (1,294,544) $(15,102,253)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 964,665 $10,570,880 964,665 $10,960,315
Shares issued in reinvestment of distributions .......... 880,449 9,693,292 1,513,026 17,064,901
Shares redeemed ............................... (6,739,088) (73,961,448) (9,550,600) (107,614,166)
Net increase (decrease) .......................... (4,893,974) $(53,697,276) (7,072,909) $(79,588,950)
Year ended February 28, 2023
Shares sold ................................... 1,445,453 $16,204,565 1,430,332 $16,450,822
Shares issued in reinvestment of distributions .......... 912,784 10,180,689 1,571,717 17,982,364
Shares redeemed ............................... (9,734,340) (108,533,889) (15,153,083) (173,702,310)
Net increase (decrease) .......................... (7,376,103) $(82,148,635) (12,151,034) $(139,269,124)
Class C
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 224,826 $2,510,228 227,057 $2,599,454
Shares issued in reinvestment of distributions .......... 93,646 1,043,188 142,038 1,624,240
Shares redeemed
a
.............................. (1,656,778) (18,443,993) (2,564,161) (29,187,885)
Net increase (decrease) .......................... (1,338,306) $(14,890,577) (2,195,066) $(24,964,191)
Year ended February 28, 2023
Shares sold ................................... 390,621 $4,459,801 372,844 $4,363,324
Shares issued in reinvestment of distributions .......... 110,387 1,245,323 173,404 2,012,668
Shares redeemed
a
.............................. (2,354,001) (26,722,981) (3,556,523) (41,468,646)
Net increase (decrease) .......................... (1,852,993) $(21,017,857) (3,010,275) $(35,092,654)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 1,004,139 $11,128,598 1,019,229 $11,501,977
Shares issued in reinvestment of distributions .......... 45,588 502,678 53,566 604,415
Shares redeemed ............................... (534,051) (5,863,929) (570,845) (6,405,933)
Net increase (decrease) .......................... 515,676 $5,767,347 501,950 $5,700,459
Year ended February 28, 2023
Shares sold ................................... 621,377 $6,962,652 697,316 $7,998,654
Shares issued in reinvestment of distributions .......... 31,799 355,522 40,112 459,700
Shares redeemed ............................... (925,522) (10,310,298) (1,140,659) (13,173,227)
Net increase (decrease) .......................... (272,346) $(2,992,124) (403,231) $(4,714,873)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 4,779,229 $52,231,039 5,135,424 $57,193,024
Shares issued in reinvestment of distributions .......... 480,568 5,292,705 532,332 6,010,698
Shares redeemed ............................... (9,894,091) (108,515,786) (8,358,608) (93,109,008)
Net increase (decrease) .......................... (4,634,294) $(50,992,042) (2,690,852) $(29,905,286)
Year ended February 28, 2023
Shares sold ................................... 13,699,756 $153,016,527 13,481,072 $154,039,965
Shares issued in reinvestment of distributions .......... 500,493 5,589,520 571,588 6,548,993
Shares redeemed ............................... (18,155,634) (203,073,583) (19,330,337) (221,476,397)
Net increase (decrease) .......................... (3,955,385) $(44,467,536) (5,277,677) $(60,887,439)
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 29, 2024
Shares sold
a
................................... 3,904,466 $40,445,149 2,652,134 $23,154,675
Shares issued in reinvestment of distributions .......... 549,907 5,681,489 473,925 4,105,890
Shares redeemed ............................... (5,390,541) (55,360,942) (3,166,809) (27,403,052)
Net increase (decrease) .......................... (936,168) $(9,234,304) (40,750) $(142,487)
Year ended February 28, 2023
Shares sold
a
................................... 7,344,243 $77,486,033 3,647,689 $32,168,851
Shares issued in reinvestment of distributions .......... 492,068 5,167,719 407,912 3,576,644
Shares redeemed ............................... (9,604,558) (101,319,682) (4,897,944) (43,094,292)
Net increase (decrease) .......................... (1,768,247) $(18,665,930) (842,343) $(7,348,797)
Class A1
Class A1 Shares:
Year ended February 29, 2024
Shares sold ................................... 1,449,154 $15,058,172 984,390 $8,575,185
Shares issued in reinvestment of distributions .......... 1,500,576 15,492,522 1,470,242 12,734,877
Shares redeemed ............................... (8,619,988) (88,736,008) (9,164,947) (79,361,899)
Net increase (decrease) .......................... (5,670,258) $(58,185,314) (6,710,315) $(58,051,837)
Year ended February 28, 2023
Shares sold ................................... 3,316,281 $34,841,354 1,095,758 $9,656,086
Shares issued in reinvestment of distributions .......... 1,490,817 15,649,561 1,422,539 12,482,181
Shares redeemed ............................... (14,327,222) (150,838,476) (12,161,938) (107,375,776)
Net increase (decrease) .......................... (9,520,124) $(100,347,561) (9,643,641) $(85,237,509)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 29, 2024
Shares sold ................................... 106,790 $1,118,056 200,993 $1,776,819
Shares issued in reinvestment of distributions .......... 81,471 854,512 96,227 844,696
Shares redeemed
a
.............................. (1,688,088) (17,673,534) (1,717,250) (15,041,906)
Net increase (decrease) .......................... (1,499,827) $(15,700,966) (1,420,030) $(12,420,391)
Year ended February 28, 2023
Shares sold ................................... 292,384 $3,126,145 223,633 $2,007,182
Shares issued in reinvestment of distributions .......... 102,202 1,090,936 108,423 963,940
Shares redeemed
a
.............................. (2,510,748) (26,940,146) (2,058,075) (18,376,135)
Net increase (decrease) .......................... (2,116,162) $(22,723,065) (1,726,019) $(15,405,013)
Class R6
Class R6 Shares:
Year ended February 29, 2024
Shares sold ................................... 909,094 $9,418,615 308,554 $2,691,066
Shares issued in reinvestment of distributions .......... 71,633 739,765 34,865 302,263
Shares redeemed ............................... (804,168) (8,283,516) (257,963) (2,223,020)
Net increase (decrease) .......................... 176,559 $1,874,864 85,456 $770,309
Year ended February 28, 2023
Shares sold ................................... 971,841 $10,214,924 762,722 $6,515,973
Shares issued in reinvestment of distributions .......... 59,356 623,488 19,296 169,246
Shares redeemed ............................... (1,261,944) (13,270,254) (394,184) (3,487,824)
Net increase (decrease) .......................... (230,747) $(2,431,842) 387,834 $3,197,395
Advisor Class
Advisor Class Shares:
Year ended February 29, 2024
Shares sold ................................... 3,703,505 $38,311,348 1,849,532 $16,059,816
Shares issued in reinvestment of distributions .......... 394,548 4,078,459 229,431 1,989,649
Shares redeemed ............................... (4,293,431) (44,251,053) (2,751,358) (23,859,237)
Net increase (decrease) .......................... (195,378) $(1,861,246) (672,395) $(5,809,772)
Year ended February 28, 2023
Shares sold ................................... 6,134,144 $65,019,517 2,264,894 $19,942,552
Shares issued in reinvestment of distributions .......... 370,875 3,899,134 235,367 2,067,950
Shares redeemed ............................... (9,348,635) (98,635,016) (5,324,210) (46,720,423)
Net increase (decrease) .......................... (2,843,616) $(29,716,365) (2,823,949) $(24,709,921)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Funds pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 29, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.482% 0.496% 0.586%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.483% 0.479% 0.469%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.475% 0.481%

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,185 $9,579 $918 $7,429
CDSC retained ........................... $22,877 $19,200 $26 $16,960
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,676 $12,063 $8,703 $7,256
CDSC retained ........................... $10,936 $108,148 $25,966 $7,146
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 29, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.65% based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases, sales and the related net realized gains (losses), if any, for the year ended February 29, 2024, were as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $158,435 $122,795 $40,976 $197,918
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $193,634 $267,492 $199,487 $203,941
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $14,000,000 $21,515,402 $700,000 $10,000,000
Sales .................................. $18,715,000 $18,190,046 $7,590,000 $9,700,000
Net Realized Gains (Losses) ................. — $(243,173) — —
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 29, 2024, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 29, 2024 and February 28, 2023, was as follows:
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $49,560,000 $49,325,000 $31,295,000 $17,648,206
Sales .................................. $71,885,000 $50,425,000 $41,195,000 $27,300,000
Net Realized Gains (Losses) ................. $1,701,357 — — —
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 24,529,200 $ 22,368,499 $ 8,540,242 $ 21,015,231
Long term ............................. 60,140,660 40,485,431 29,063,306 59,894,254
Total capital loss carryforwards ............ $84,669,860 $62,853,930 $37,603,548 $80,909,485
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 14,366,357 $ 39,649,361 $ 37,305,281 $ 25,414,952
Long term ............................. 32,457,722 68,960,225 83,696,827 95,886,370
Total capital loss carryforwards ............ $46,824,079 $108,609,586 $121,002,108 $121,301,322
Franklin Arizona Tax-Free Income
Fund
Franklin Colorado Tax-Free Income
Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $1,042,843 $35,771 $608,099 $63,451
Tax exempt income ...................... 22,650,337 23,779,726 14,980,767 16,012,882
$23,693,180 $23,815,497 $15,588,866 $16,076,333
3. Transactions with Affiliates
(continued)
g. Interfund Transactions
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 29, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free Income
Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $292,310 $5,853 $279,903 $80,597
Tax exempt income ...................... 3,773,867 3,933,962 21,837,959 22,095,562
$4,066,177 $3,939,815 $22,117,862 $22,176,159
Franklin Minnesota Tax-Free Income
Fund Franklin Ohio Tax-Free Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $650,899 $32,027 $979,950 $110,342
Tax exempt income ...................... 21,560,247 22,406,310 34,111,287 36,038,575
$22,211,146 $22,438,337 $35,091,237 $36,148,917
Franklin Oregon Tax-Free Income
Fund
Franklin Pennsylvania Tax-Free
Income Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $371,682 $112,120 $403,725 $57,089
Tax exempt income ...................... 28,125,278 27,910,851 22,059,501 21,440,853
$28,496,960 $28,022,971 $22,463,226 $21,497,942
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $739,635,623 $517,814,936 $153,034,579 $710,114,104
Unrealized appreciation ..................... $9,588,041 $7,485,117 $1,297,742 $8,662,882
Unrealized depreciation ..................... (30,431,909) (24,112,859) (9,502,729) (36,069,842)
Net unrealized appreciation (depreciation) ....... $(20,843,868) $(16,627,742) $(8,204,987) $(27,406,960)
Distributable earnings:
Undistributed tax exempt income .............. $345,755 $466,815 $100,461 $274,429
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2024, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At February 29, 2024, the aggregate value of these securities for Franklin Oregon Tax-Free Income Fund and Franklin
Pennsylvania Tax-Free Income Fund was $1,865,600 and $1,371,375, representing 0.2% and 0.2%, respectively, of each
Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of
Investments.
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $730,613,354 $1,077,745,733 $913,025,843 $736,062,652
Unrealized appreciation ..................... $9,795,850 $16,251,914 $16,194,424 $8,016,054
Unrealized depreciation ..................... (36,537,908) (31,643,164) (32,029,504) (44,576,055)
Net unrealized appreciation (depreciation) ....... $(26,742,058) $(15,391,250) $(15,835,080) $(36,560,001)
Distributable earnings:
Undistributed tax exempt income .............. $77,679 $— $494,073 $1,405,627
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $56,453,234 $78,280,825 $19,411,877 $62,843,291
Sales .................................. $121,626,289 $124,573,686 $22,887,424 $120,707,650
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $155,809,914 $105,439,634 $137,737,609 $86,258,486
Sales .................................. $226,258,045 $231,654,624 $209,002,256 $149,124,682
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 29, 2024, the
Funds did not use the Global Credit Facility.
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 713,391,755 $ — $ 713,391,755
Short Term Investments ................... — 5,400,000 — 5,400,000
Total Investments in Securities ........... $— $718,791,755 $— $718,791,755

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 1,392,823 $ 1,392,823
Municipal Bonds ......................... — 495,894,371 — 495,894,371
Short Term Investments ................... — 3,900,000 — 3,900,000
Total Investments in Securities ........... $— $499,794,371 $1,392,823 $501,187,194
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 141,029,592 — 141,029,592
Short Term Investments ................... — 3,800,000 — 3,800,000
Total Investments in Securities ........... $— $144,829,592 $— $144,829,592
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,790,772 1,790,772
Municipal Bonds ......................... — 679,016,372 — 679,016,372
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $680,916,372 $1,790,772 $682,707,144
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 702,071,296 — 702,071,296
Short Term Investments ................... — 1,800,000 — 1,800,000
Total Investments in Securities ........... $— $703,871,296 $— $703,871,296
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 3,183,595 3,183,595
Municipal Bonds ......................... — 1,036,520,888 — 1,036,520,888
Short Term Investments ................... — 22,650,000 — 22,650,000
Total Investments in Securities ........... $— $1,059,170,888 $3,183,595 $1,062,354,483
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 2,487,183 2,487,183
Municipal Bonds ......................... — 889,522,474 — 889,522,474
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 4,895,000 — 4,895,000
Total Investments in Securities ........... $— $894,417,474 $2,773,289 $897,190,763
Other Financial Instruments:
Unfunded Commitments .................. $ — $ — $ 188,866 $ 188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,989,747 1,989,747
Municipal Bonds ......................... — 690,902,592 — 690,902,592
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 6,400,000 — 6,400,000
Total Investments in Securities ........... $— $697,302,592 $2,200,059 $699,502,651
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Pennsylvania Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments
Other Financial Instruments:
Unfunded Commitments .................. $ — $ — $ 138,832 $ 138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
10. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Arizona Tax-Free Income Fund, Franklin
Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund,
Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund and
Franklin Pennsylvania Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund,
Franklin Oregon Tax-Free Income Fund and Franklin Pennsylvania Tax-Free Income Fund (eight of the funds constituting
Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 29, 2024, the related statements of operations for the year ended February 29, 2024, the statements of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
February 29, 2024 and each of the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 29, 2024:
Pursuant to:
Franklin Arizona Tax-
Free Income Fund
Franklin Colorado
Tax-Free Income
Fund
Franklin Connecticut
Tax-Free Income
Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $22,650,337 $14,980,767 $3,773,867
Pursuant to:
Franklin Michigan
Tax-Free Income
Fund
Franklin Minnesota
Tax-Free Income
Fund
Franklin Ohio Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $21,837,959 $21,560,247 $34,111,287
Pursuant to:
Franklin Oregon Tax-
Free Income Fund
Franklin
Pennsylvania Tax-
Free Income Fund
Exempt-Interest Dividends Distributed §852(b)(5)(A) $28,125,278 $22,059,501

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 117 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 117 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 117 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
117 Hess Corporation (exploration of oil
and gas) (1993-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 117 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 117 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 108 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman of
the Board and
Trustee
Chairman of the
Board since 2023 and
Trustee since 2007
127 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 2013 117 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President June 2023 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue New York,
NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Executive
Officer – Finance
and Administration
Since
January 2024
Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex;
and formerly , Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting
(2017-2023).
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Tax-Free Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 A 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $689,121 for the fiscal year ended February 29, 2024 and $676,594 for the fiscal year ended February 28, 2023.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 29, 2024, and $70,000 for the fiscal year ended February 28, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $158,426 for the fiscal year ended February 29, 2024 and $245,711 for the fiscal year ended February 28, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge, professional fees relating to security counts and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $228,426 for the fiscal year ended February 29, 2024 and $315,711 for the fiscal year ended February 28, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024